UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Fund Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:       June 30, 2007

Date of reporting period:      December 31, 2006


ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                                                            [LOGO]
                                                            WELLS  ADVANTAGE
                                                            FARGO  FUNDS

[GRAPHIC OMITTED]

                                                            DECEMBER 31, 2006

                                                            Semi-Annual Report


WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

Wells Fargo Advantage California Limited-Term Tax-Free Fund

Wells Fargo Advantage California Tax-Free Fund

Wells Fargo Advantage Colorado Tax-Free Fund

Wells Fargo Advantage Minnesota Tax-Free Fund

Wells Fargo Advantage National Limited-Term Tax-Free Fund

Wells Fargo Advantage National Tax-Free Fund

Wells Fargo Advantage Nebraska Tax-Free Fund

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ..................................................    1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   California Limited-Term Tax-Free Fund ................................    2
   California Tax-Free Fund .............................................    4
   Colorado Tax-Free Fund ...............................................    6
   Minnesota Tax-Free Fund ..............................................    8
   National Limited-Term Tax-Free Fund ..................................   10
   National Tax-Free Fund ...............................................   12
   Nebraska Tax-Free Fund ...............................................   14
Fund Expenses (Unaudited) ...............................................   16
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   California Limited-Term Tax-Free Fund ................................   19
   California Tax-Free Fund .............................................   22
   Colorado Tax-Free Fund ...............................................   28
   Minnesota Tax-Free Fund ..............................................   31
   National Limited-Term Tax-Free Fund ..................................   36
   National Tax-Free Fund ...............................................   42
   Nebraska Tax-Free Fund ...............................................   51
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities .................................   54
   Statements of Operations .............................................   56
   Statements of Changes in Net Assets ..................................   58
   Financial Highlights .................................................   66
   Notes to Financial Highlights ........................................   72
Notes to Financial Statements ...........................................   73
--------------------------------------------------------------------------------
Other Information (Unaudited) ...........................................   80
--------------------------------------------------------------------------------
List of Abbreviations ...................................................   83
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
--------------------------------------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      I am excited about the different ways we have of providing shareholders with timely and relevant Fund information. In particular, our Web site, WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, includes daily prices and performance, Fund holdings, and tools for comparing one Fund to another, along with information about retirement plans and educational savings plans. You can even sign up to manage your investment accounts online and register to receive your statements and regulatory documents such as prospectuses and shareholder reports through eDOCUMENTS at the same Web site.

      In this semi-annual report for the Wells Fargo Advantage Municipal Income Funds, which covers the six-month period that ended December 31, 2006, you may notice that the Performance Highlights, Fund Characteristics, Growth of $10,000, and the charts showing the credit quality and maturity distributions for the Municipal Income Funds have been arranged to provide you with a snapshot review of the Fund. Our goal is to provide you with Fund information that is easy to comprehend so that you can make investment decisions complementary to your financial plan and, when applicable, in collaboration with your financial professional.

      My hope is that you will find this newly formatted semi-annual report useful and informative. We will continue to provide you with a general economic overview for the six-month period along with information on factors that affected the municipal bond market in particular.

THE ECONOMY IN 2006
--------------------------------------------------------------------------------

      The U.S. economy performed reasonably well during the six-month period that ended December 31, 2006. Growth in real Gross Domestic Product averaged close to 2%, the unemployment rate remained at 4.5%, and inflation was relatively low for most of the period. This was solid performance for a period in which oil prices fluctuated, geopolitical tensions remained intense, and the housing market continued to struggle. The Fed decided to leave the Federal funds rate at 5.25%, which helped to keep mortgage lending rates at historical lows. Household spending was sustained by healthy labor markets, solid growth in household incomes, and gains in net worth stemming from the strength in stock prices. Business spending strengthened in response to a steady outlook for sales and profits.

MUNICIPAL MARKET OVERVIEW
--------------------------------------------------------------------------------

      Bond markets continued to improve during the period in response to the Fed's decision to leave the Federal funds rate unchanged since June 29, 2006. Total returns were positive for both the taxable and non-taxable bond markets. The municipal market performed somewhat better than the Treasury market, largely because the municipal market yield curve retained a positive slope throughout the period. Consequently, owners of the intermediate and longer-term municipal maturities were able to earn higher yields than those who had invested in short-term issues.

LOOKING AHEAD
--------------------------------------------------------------------------------

      Improving tax revenues in most states and, consequently, improving credit fundamentals for most bond issues aided the municipal bond market during the period. These solid credit fundamentals may continue to benefit the municipal market in 2007, even if investors begin to anticipate the eventual completion of the improving phase of the credit cycle in the corporate bond market. Credit quality can potentially remain high in the municipal market even if quality weakens in the taxable markets.

      Nevertheless, even with the most optimistic outlook, it is important to maintain a portfolio that is diversified with asset allocations that meet your individual needs, goals, and tolerance for risk. While diversification and asset allocation may not prevent losses in a downturn, they may help reduce them.

      To that end, we offer Funds across most major asset classes that are guided by skillful money managers, our subadvisers, who are chosen for their focused attention on a particular investment style. We believe that our insistence on seeking dedicated money managers who share our commitment for pursuing consistent, long-term results offers our investors the firm footing they need to withstand changing market conditions and adjustments in their own financial requirements.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS SM. We appreciate your confidence in us. Through each market cycle, we are committed to being part of your financial plan. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.

ADVISOR                                 SUBADVISOR
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION DATE
   Julio C. Bonilla                        11/18/1992
   Stephen Galiani

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------------------------------------------------------
                                                           Including Sales Charge                  Excluding Sales Charge
                                                    -------------------------------------   ------------------------------------
                                                    6-Month*    1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
--------------------------------------------------------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund - Class A
  (Incept. Date 11/18/1992)                          (0.18)      0.15     2.46     3.38       2.91      3.22     3.09     3.69
--------------------------------------------------------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund - Class C
  (Incept. Date 08/30/2002)                           1.52       1.55     2.29     2.85       2.52      2.55     2.29     2.85
--------------------------------------------------------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund -
  Administrator Class (Incept. Date 09/06/1996)                                               3.06      3.57     3.36     3.88
--------------------------------------------------------------------------------------------------------------------------------
Benchmark
--------------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers 3-Year Municipal Bond Index 2                                               2.58      3.05     3.00     4.04
--------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO CALIFORNIA MUNICIPAL SECURITIES RISK, HIGH-YIELD SECURITIES RISK, AND NONDIVERSIFICATION RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

1 The Fund's Adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown prior to the inception of the Class C shares reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Class A shares.

2 Lehman Brothers 3-Year Municipal Bond Index is the 3-year component of the Lehman Brothers Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Average Credit Quality 4                                                                         AA+
----------------------------------------------------------------------------------------------------
Weighted Average Coupon                                                                        5.01%
----------------------------------------------------------------------------------------------------
Weighted Average Maturity                                                                 4.82 years
----------------------------------------------------------------------------------------------------
Estimated Average Duration                                                                2.24 years
----------------------------------------------------------------------------------------------------
Portfolio Turnover**                                                                             39%
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV) (Class A, C, Administrator)                             $10.46, $10.46, $10.30
----------------------------------------------------------------------------------------------------
30-Day SEC Yield 5 (Class A, C, Administrator)                                   3.20%, 2.55%, 3.55%
----------------------------------------------------------------------------------------------------
Distribution Rate 6 (Class A, C, Administrator)                                  3.37%, 2.72%, 3.72%
----------------------------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield 7 (Class A, C, Administrator)                    5.43%, 4.32%, 6.02%
----------------------------------------------------------------------------------------------------
Alternative Minimum Tax (AMT) 8                                                               13.94%

** This measure is based on six months of the Fund's activity.

CREDIT QUALITY 3,4 (AS OF DECEMBER 31 ,2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                         62%
AA                                                                           2%
A                                                                            9%
BBB                                                                         16%
Unrated                                                                     11%

MATURITY DISTRIBUTION 3 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                                                     5%
1-3 Years                                                                   10%
3-5 Years                                                                   31%
5-10 Years                                                                  46%
10-20 Years                                                                  8%

GROWTH OF $10,000 INVESTMENT 9 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                  WELLS FARGO ADVANTAGE
                   WELLS FARGO ADVANTAGE               CALIFORNIA
                  CALIFORNIA LIMITED-TERM         LIMITED-TERM TAX-FREE             LEHMAN BROTHERS 3-YEAR
                   TAX-FREE FUND-CLASS A           ADMINISTRATOR CLASS               MUNICIPAL BOND INDEX
                   ----------------------       -------------------------          ------------------------
12/31/1996                $ 9,700                       $10,000                            $10,000
 1/31/1997                $ 9,743                       $10,035                            $10,044
 2/28/1997                $ 9,791                       $10,085                            $10,093
 3/31/1997                $ 9,716                       $10,017                            $10,040
 4/30/1997                $ 9,757                       $10,049                            $10,084
 5/31/1997                $ 9,846                       $10,153                            $10,166
 6/30/1997                $ 9,904                       $10,213                            $10,226
 7/31/1997                $10,041                       $10,347                            $10,347
 8/31/1997                $10,017                       $10,321                            $10,327
 9/30/1997                $10,077                       $10,384                            $10,401
10/31/1997                $10,111                       $10,419                            $10,447
11/30/1997                $10,131                       $10,440                            $10,477
12/31/1997                $10,197                       $10,509                            $10,548
 1/31/1998                $10,290                       $10,607                            $10,618
 2/28/1998                $10,299                       $10,617                            $10,640
 3/31/1998                $10,292                       $10,609                            $10,657
 4/30/1998                $10,264                       $10,580                            $10,643
 5/31/1998                $10,356                       $10,676                            $10,741
 6/30/1998                $10,387                       $10,709                            $10,777
 7/31/1998                $10,432                       $10,755                            $10,816
 8/31/1998                $10,572                       $10,902                            $10,921
 9/30/1998                $10,694                       $11,020                            $10,990
10/31/1998                $10,709                       $11,045                            $11,044
11/30/1998                $10,740                       $11,078                            $11,071
12/31/1998                $10,753                       $11,090                            $11,097
 1/31/1999                $10,860                       $11,201                            $11,198
 2/28/1999                $10,829                       $11,169                            $11,210
 3/31/1999                $10,852                       $11,204                            $11,220
 4/30/1999                $10,857                       $11,198                            $11,255
 5/31/1999                $10,816                       $11,155                            $11,238
 6/30/1999                $10,682                       $11,025                            $11,171
 7/31/1999                $10,748                       $11,083                            $11,227
 8/31/1999                $10,728                       $11,063                            $11,240
 9/30/1999                $10,772                       $11,119                            $11,283
10/31/1999                $10,742                       $11,089                            $11,284
11/30/1999                $10,797                       $11,136                            $11,334
12/31/1999                $10,758                       $11,106                            $11,315
 1/31/2000                $10,792                       $11,143                            $11,335
 2/29/2000                $10,837                       $11,191                            $11,371
 3/31/2000                $10,920                       $11,279                            $11,430
 4/30/2000                $10,894                       $11,253                            $11,431
 5/31/2000                $10,914                       $11,275                            $11,443
 6/30/2000                $11,074                       $11,443                            $11,588
 7/31/2000                $11,159                       $11,533                            $11,681
 8/31/2000                $11,278                       $11,658                            $11,771
 9/30/2000                $11,252                       $11,632                            $11,774
10/31/2000                $11,305                       $11,689                            $11,840
11/30/2000                $11,358                       $11,745                            $11,888
12/31/2000                $11,489                       $11,884                            $12,020
 1/31/2001                $11,628                       $12,019                            $12,203
 2/28/2001                $11,650                       $12,043                            $12,250
 3/31/2001                $11,685                       $12,093                            $12,336
 4/30/2001                $11,585                       $11,988                            $12,318
 5/31/2001                $11,674                       $12,083                            $12,431
 6/30/2001                $11,739                       $12,153                            $12,486
 7/31/2001                $11,840                       $12,260                            $12,588
 8/31/2001                $11,974                       $12,402                            $12,719
 9/30/2001                $11,981                       $12,398                            $12,782
10/31/2001                $12,068                       $12,502                            $12,865
11/30/2001                $12,004                       $12,424                            $12,825
12/31/2001                $11,972                       $12,404                            $12,812
 1/31/2002                $12,109                       $12,536                            $12,976
 2/28/2002                $12,207                       $12,640                            $13,073
 3/31/2002                $11,982                       $12,417                            $12,878
 4/30/2002                $12,163                       $12,608                            $13,067
 5/31/2002                $12,262                       $12,702                            $13,143
 6/30/2002                $12,327                       $12,784                            $13,256
 7/31/2002                $12,425                       $12,889                            $13,359
 8/31/2002                $12,536                       $12,994                            $13,445
 9/30/2002                $12,703                       $13,172                            $13,550
10/31/2002                $12,506                       $12,977                            $13,477
11/30/2002                $12,519                       $12,993                            $13,480
12/31/2002                $12,699                       $13,173                            $13,674
 1/31/2003                $12,666                       $13,140                            $13,717
 2/28/2003                $12,773                       $13,256                            $13,805
 3/31/2003                $12,750                       $13,247                            $13,789
 4/30/2003                $12,809                       $13,299                            $13,827
 5/31/2003                $12,939                       $13,440                            $13,933
 6/30/2003                $12,911                       $13,414                            $13,911
 7/31/2003                $12,689                       $13,195                            $13,786
 8/31/2003                $12,758                       $13,258                            $13,856
 9/30/2003                $12,960                       $13,474                            $14,064
10/31/2003                $12,922                       $13,437                            $13,997
11/30/2003                $12,969                       $13,489                            $14,010
12/31/2003                $12,996                       $13,520                            $14,040
 1/31/2004                $13,045                       $13,575                            $14,089
 2/29/2004                $13,153                       $13,692                            $14,209
 3/31/2004                $13,105                       $13,644                            $14,170
 4/30/2004                $12,920                       $13,464                            $14,027
 5/31/2004                $12,898                       $13,431                            $13,972
 6/30/2004                $12,925                       $13,462                            $13,997
 7/31/2004                $13,026                       $13,573                            $14,100
 8/31/2004                $13,192                       $13,751                            $14,250
 9/30/2004                $13,234                       $13,798                            $14,265
10/31/2004                $13,288                       $13,859                            $14,305
11/30/2004                $13,204                       $13,773                            $14,237
12/31/2004                $13,323                       $13,902                            $14,292
 1/31/2005                $13,339                       $13,935                            $14,272
 2/28/2005                $13,301                       $13,885                            $14,229
 3/31/2005                $13,242                       $13,824                            $14,182
 4/30/2005                $13,357                       $13,950                            $14,255
 5/31/2005                $13,412                       $14,011                            $14,280
 6/30/2005                $13,468                       $14,073                            $14,355
 7/31/2005                $13,407                       $14,012                            $14,320
 8/31/2005                $13,475                       $14,100                            $14,367
 9/30/2005                $13,451                       $14,077                            $14,375
10/31/2005                $13,416                       $14,042                            $14,353
11/30/2005                $13,432                       $14,061                            $14,366
12/31/2005                $13,506                       $14,128                            $14,416
 1/31/2006                $13,525                       $14,165                            $14,448
 2/28/2006                $13,555                       $14,199                            $14,459
 3/31/2006                $13,524                       $14,168                            $14,433
 4/30/2006                $13,531                       $14,178                            $14,458
 5/31/2006                $13,591                       $14,245                            $14,509
 6/30/2006                $13,546                       $14,199                            $14,482
 7/31/2006                $13,663                       $14,326                            $14,581
 8/31/2006                $13,794                       $14,468                            $14,695
 9/30/2006                $13,846                       $14,526                            $14,762
10/31/2006                $13,887                       $14,571                            $14,807
11/30/2006                $13,939                       $14,629                            $14,858
12/31/2006                $13,940                       $14,633                            $14,855

--------------------------------------------------------------------------------

3 Fund characteristics, credit quality and maturity distribution are subject to change.

4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service. Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. For Class A shares the SEC yield calculation includes the maximum sales charge; for all other share classes the calculation includes net asset value (NAV) on the last day of the period.

6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and California income tax rate of 41.05%. Any capital gains distributions may be taxable.

8 The value of the securities subject to the AMT is represented as a percentage of net assets.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 3.00%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax and California individual income tax.

ADVISOR                                 SUBADVISOR
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   Stephen Galiani                         10/06/1988

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------------------------------------------------------
                                                           Including Sales Charge                  Excluding Sales Charge
                                                    -------------------------------------   ------------------------------------
                                                    6-Month*    1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
--------------------------------------------------------------------------------------------------------------------------------
California Tax-Free Fund - Class A
  (Incept. Date 10/06/1988)                           0.09      0.18      4.31     5.08       4.81      4.90     5.28     5.56
--------------------------------------------------------------------------------------------------------------------------------
California Tax-Free Fund - Class B
  (Incept. Date 12/15/1997)                          (0.62)    (0.97)     4.08     4.74       4.38      4.03     4.42     4.74
--------------------------------------------------------------------------------------------------------------------------------
California Tax-Free Fund - Class C
  (Incept. Date 07/01/1993)                           3.47      3.03      4.44     4.75       4.47      4.03     4.44     4.75
--------------------------------------------------------------------------------------------------------------------------------
California Tax-Free Fund - Administrator Class
  (Incept. Date 12/15/1997)                                                                   4.94      5.07     5.50     5.72
--------------------------------------------------------------------------------------------------------------------------------
Benchmark
--------------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers Municipal Bond Index 2                                                      4.55      4.84     5.53     5.76

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO CALIFORNIA MUNICIPAL SECURITIES RISK, HIGH-YIELD SECURITIES RISK, AND NONDIVERSIFICATION RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown prior to the inception of the Class B shares reflects the performance of the Class A shares, adjusted to reflect Class B sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Class A shares.

2 Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Average Credit Quality 4                                                                                  AA
------------------------------------------------------------------------------------------------------------
Weighted Average Coupon                                                                                4.39%
------------------------------------------------------------------------------------------------------------
Weighted Average Maturity                                                                        16.28 years
------------------------------------------------------------------------------------------------------------
Estimated Average Duration                                                                        6.18 years
------------------------------------------------------------------------------------------------------------
Portfolio Turnover**                                                                                     20%
------------------------------------------------------------------------------------------------------------
Net Asset Value (NAV) (Class A, B, C, Administrator)                          $11.26, $11.47, $11.48, $11.28
------------------------------------------------------------------------------------------------------------
30-Day SEC Yield 5 (Class A, B, C, Administrator)                                 4.06%, 3.48%, 3.48%, 4.50%
------------------------------------------------------------------------------------------------------------
Distribution Rate 6 (Class A, B, C, Administrator)                                4.11%, 3.55%, 3.55%, 4.55%
------------------------------------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield 7 (Class A, B, C, Administrator)                  6.88%, 5.91%, 5.91%, 7.63%
------------------------------------------------------------------------------------------------------------
Alternative Minimum Tax (AMT) 8                                                                        9.93%

** This measure is based on six months of the Fund's activity.

CREDIT QUALITY 3,4 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                         57%
AA                                                                           6%
A                                                                           19%
BBB                                                                         15%
SPI                                                                          2%
UNRATED                                                                      1%

MATURITY DISTRIBUTION 3 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                                                     4%
1-3 Years                                                                    5%
3-5 Years                                                                    6%
5-10 Years                                                                   7%
10-20 Years                                                                 44%
20 + Years                                                                  34%

GROWTH OF $10,000 INVESTMENT 9 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                   WELLS FARGO ADVANTAGE          WELLS FARGO ADVANTAGE
                    CALIFORNIA TAX-FREE            CALIFORNIA TAX-FREE                 LEHMAN BROTHERS
                        FUND-CLASS A             FUND-ADMINISTRATOR CLASS            MUNICIPAL BOND INDEX
                   ----------------------       -------------------------          ------------------------
12/31/1996                $ 9,554                       $10,000                            $10,000
 1/31/1997                $ 9,570                       $10,017                            $10,019
 2/28/1997                $ 9,663                       $10,114                            $10,111
 3/31/1997                $ 9,527                       $ 9,972                            $ 9,977
 4/30/1997                $ 9,613                       $10,062                            $10,061
 5/31/1997                $ 9,757                       $10,213                            $10,212
 6/30/1997                $ 9,842                       $10,302                            $10,322
 7/31/1997                $10,163                       $10,638                            $10,608
 8/31/1997                $10,046                       $10,515                            $10,508
 9/30/1997                $10,160                       $10,634                            $10,633
10/31/1997                $10,222                       $10,700                            $10,701
11/30/1997                $10,269                       $10,749                            $10,764
12/31/1997                $10,410                       $10,897                            $10,921
 1/31/1998                $10,545                       $11,039                            $11,034
 2/28/1998                $10,545                       $11,030                            $11,037
 3/31/1998                $10,539                       $11,034                            $11,047
 4/30/1998                $10,496                       $10,989                            $10,997
 5/31/1998                $10,668                       $11,160                            $11,171
 6/30/1998                $10,708                       $11,202                            $11,215
 7/31/1998                $10,724                       $11,229                            $11,243
 8/31/1998                $10,904                       $11,417                            $11,417
 9/30/1998                $11,076                       $11,598                            $11,560
10/31/1998                $11,071                       $11,594                            $11,560
11/30/1998                $11,110                       $11,635                            $11,600
12/31/1998                $11,119                       $11,646                            $11,629
 1/31/1999                $11,258                       $11,781                            $11,767
 2/28/1999                $11,198                       $11,729                            $11,716
 3/31/1999                $11,240                       $11,763                            $11,732
 4/30/1999                $11,244                       $11,779                            $11,761
 5/31/1999                $11,146                       $11,676                            $11,693
 6/30/1999                $10,959                       $11,481                            $11,525
 7/31/1999                $10,993                       $11,518                            $11,566
 8/31/1999                $10,865                       $11,385                            $11,474
 9/30/1999                $10,877                       $11,388                            $11,478
10/31/1999                $10,720                       $11,225                            $11,354
11/30/1999                $10,844                       $11,367                            $11,475
12/31/1999                $10,713                       $11,232                            $11,389
 1/31/2000                $10,657                       $11,175                            $11,339
 2/29/2000                $10,844                       $11,361                            $11,470
 3/31/2000                $11,117                       $11,659                            $11,720
 4/30/2000                $11,017                       $11,546                            $11,651
 5/31/2000                $10,971                       $11,510                            $11,590
 6/30/2000                $11,299                       $11,844                            $11,898
 7/31/2000                $11,483                       $12,039                            $12,063
 8/31/2000                $11,731                       $12,311                            $12,249
 9/30/2000                $11,661                       $12,229                            $12,185
10/31/2000                $11,742                       $12,326                            $12,318
11/30/2000                $11,842                       $12,433                            $12,411
12/31/2000                $12,181                       $12,778                            $12,718
 1/31/2001                $12,231                       $12,844                            $12,844
 2/28/2001                $12,276                       $12,893                            $12,885
 3/31/2001                $12,348                       $12,959                            $13,001
 4/30/2001                $12,169                       $12,773                            $12,861
 5/31/2001                $12,305                       $12,930                            $12,999
 6/30/2001                $12,375                       $13,005                            $13,087
 7/31/2001                $12,568                       $13,210                            $13,280
 8/31/2001                $12,850                       $13,507                            $13,499
 9/30/2001                $12,810                       $13,467                            $13,453
10/31/2001                $12,938                       $13,604                            $13,614
11/30/2001                $12,842                       $13,493                            $13,499
12/31/2001                $12,692                       $13,349                            $13,371
 1/31/2002                $12,858                       $13,525                            $13,602
 2/28/2002                $12,984                       $13,660                            $13,766
 3/31/2002                $12,705                       $13,369                            $13,496
 4/30/2002                $12,905                       $13,581                            $13,759
 5/31/2002                $13,003                       $13,674                            $13,843
 6/30/2002                $13,077                       $13,766                            $13,990
 7/31/2002                $13,212                       $13,910                            $14,170
 8/31/2002                $13,395                       $14,104                            $14,340
 9/30/2002                $13,717                       $14,444                            $14,654
10/31/2002                $13,419                       $14,134                            $14,411
11/30/2002                $13,402                       $14,106                            $14,350
12/31/2002                $13,649                       $14,382                            $14,653
 1/31/2003                $13,581                       $14,301                            $14,616
 2/28/2003                $13,759                       $14,490                            $14,821
 3/31/2003                $13,763                       $14,497                            $14,830
 4/30/2003                $13,897                       $14,641                            $14,928
 5/31/2003                $14,178                       $14,953                            $15,277
 6/30/2003                $14,093                       $14,854                            $15,212
 7/31/2003                $13,584                       $14,321                            $14,679
 8/31/2003                $13,695                       $14,442                            $14,789
 9/30/2003                $14,065                       $14,834                            $15,224
10/31/2003                $14,008                       $14,777                            $15,148
11/30/2003                $14,185                       $14,966                            $15,305
12/31/2003                $14,268                       $15,057                            $15,432
 1/31/2004                $14,321                       $15,116                            $15,520
 2/29/2004                $14,585                       $15,397                            $15,755
 3/31/2004                $14,512                       $15,323                            $15,700
 4/30/2004                $14,119                       $14,913                            $15,328
 5/31/2004                $14,085                       $14,879                            $15,272
 6/30/2004                $14,151                       $14,952                            $15,327
 7/31/2004                $14,360                       $15,175                            $15,530
 8/31/2004                $14,660                       $15,495                            $15,840
 9/30/2004                $14,765                       $15,610                            $15,924
10/31/2004                $14,898                       $15,752                            $16,061
11/30/2004                $14,768                       $15,618                            $15,929
12/31/2004                $14,960                       $15,825                            $16,124
 1/31/2005                $15,148                       $16,026                            $16,274
 2/28/2005                $15,105                       $15,985                            $16,220
 3/31/2005                $15,001                       $15,878                            $16,118
 4/30/2005                $15,282                       $16,179                            $16,373
 5/31/2005                $15,432                       $16,340                            $16,489
 6/30/2005                $15,526                       $16,457                            $16,591
 7/31/2005                $15,475                       $16,392                            $16,516
 8/31/2005                $15,652                       $16,583                            $16,683
 9/30/2005                $15,489                       $16,414                            $16,571
10/31/2005                $15,408                       $16,332                            $16,470
11/30/2005                $15,490                       $16,422                            $16,549
12/31/2005                $15,645                       $16,605                            $16,692
 1/31/2006                $15,688                       $16,654                            $16,737
 2/28/2006                $15,824                       $16,786                            $16,849
 3/31/2006                $15,699                       $16,658                            $16,733
 4/30/2006                $15,657                       $16,617                            $16,728
 5/31/2006                $15,729                       $16,697                            $16,803
 6/30/2006                $15,658                       $16,625                            $16,739
 7/31/2006                $15,874                       $16,857                            $16,938
 8/31/2006                $16,132                       $17,135                            $17,189
 9/30/2006                $16,232                       $17,244                            $17,309
10/31/2006                $16,320                       $17,356                            $17,418
11/30/2006                $16,449                       $17,482                            $17,563
12/31/2006                $16,412                       $17,447                            $17,501

--------------------------------------------------------------------------------

3 Fund characteristics, credit quality, and maturity distribution are subject to change.

4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service. Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. For Class A shares the SEC yield calculation includes the maximum sales charge; for all other share classes the calculation includes net asset value (NAV) on the last day of the period.

6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and California income tax rate of 41.04%. Any capital gains distributions may be taxable.

8 The value of the securities subject to the AMT is represented as a percentage of net assets.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax and Colorado individual income tax.

ADVISOR                                 SUBADVISOR
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   Stephen Galiani                         06/01/1993
   Adrian Van Poppel

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------------------------------------------------------
                                                           Including Sales Charge                  Excluding Sales Charge
                                                    -------------------------------------   ------------------------------------
                                                    6-Month*    1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
--------------------------------------------------------------------------------------------------------------------------------
Colorado Tax-Free Fund - Class A
  (Incept. Date 06/01/1993)                          (0.51)    (0.44)     4.18     4.99       4.18      4.25     5.14     5.47
--------------------------------------------------------------------------------------------------------------------------------
Colorado Tax-Free Fund - Class B
  (Incept. Date 08/02/1993)                          (1.31)    (1.53)     4.00     4.69       3.69      3.47     4.34     4.69
--------------------------------------------------------------------------------------------------------------------------------
Colorado Tax-Free Fund - Administrator Class
  (Incept. Date 08/23/1993)                                                                   4.31      4.51     5.36     5.58
--------------------------------------------------------------------------------------------------------------------------------
Benchmark
--------------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers Municipal Bond Index 2                                                      4.55      4.84     5.53     5.76
--------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO COLORADO MUNICIPAL SECURITIES RISK, HIGH-YIELD SECURITIES RISK, AND NONDIVERSIFICATION RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

2 Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF DECEMBER 31, 2006)

---------------------------------------------------------------------------------------------------
Average Credit Quality 4                                                                        AA+
---------------------------------------------------------------------------------------------------
Weighted Average Coupon                                                                       5.36%
---------------------------------------------------------------------------------------------------
Weighted Average Maturity                                                               13.61 years
---------------------------------------------------------------------------------------------------
Estimated Average Duration                                                               5.64 years
---------------------------------------------------------------------------------------------------
Portfolio Turnover**                                                                            11%
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV) (Class A, B, Administrator)                            $10.76, $10.77, $10.76
---------------------------------------------------------------------------------------------------
30-Day SEC Yield 5 (Class A, B, Administrator)                                  3.82%, 3.25%, 4.26%
---------------------------------------------------------------------------------------------------
Distribution Rate 6 (Class A, B, Administrator)                                 4.03%, 3.48%, 4.48%
---------------------------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield 7 (Class A, B, Administrator)                   6.17%, 5.24%, 6.87%
---------------------------------------------------------------------------------------------------
Alternative Minimum Tax (AMT) 8                                                               7.77%

** This measure is based on six months of the Fund's activity.

CREDIT QUALITY 3,4 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                         52%
AA                                                                          17%
A                                                                           14%
BBB                                                                          9%
B                                                                            1%
CASH                                                                         1%
SPI                                                                          1%
UNRATED                                                                      5%

MATURITY DISTRIBUTION 3 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                                                     4%
1-3 Years                                                                    5%
3-5 Years                                                                   11%
5-10 Years                                                                   8%
10-20 Years                                                                 53%
20 + Years                                                                  19%

GROWTH OF $10,000 INVESTMENT 9 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                   WELLS FARGO ADVANTAGE          WELLS FARGO ADVANTAGE
                     COLORADO TAX-FREE              COLORADO TAX-FREE                  LEHMAN BROTHERS
                        FUND-CLASS A             FUND-ADMINISTRATOR CLASS            MUNICIPAL BOND INDEX
                   ----------------------       -------------------------          ------------------------
12/31/1996                $ 9,550                       $10,000                            $10,000
 1/31/1997                $ 9,603                       $10,056                            $10,019
 2/28/1997                $ 9,670                       $10,125                            $10,111
 3/31/1997                $ 9,539                       $ 9,989                            $ 9,977
 4/30/1997                $ 9,628                       $10,082                            $10,061
 5/31/1997                $ 9,776                       $10,237                            $10,212
 6/30/1997                $ 9,875                       $10,340                            $10,322
 7/31/1997                $10,196                       $10,677                            $10,608
 8/31/1997                $10,037                       $10,510                            $10,508
 9/30/1997                $10,176                       $10,666                            $10,633
10/31/1997                $10,278                       $10,762                            $10,701
11/30/1997                $10,340                       $10,838                            $10,764
12/31/1997                $10,533                       $11,029                            $10,921
 1/31/1998                $10,627                       $11,138                            $11,034
 2/28/1998                $10,627                       $11,128                            $11,037
 3/31/1998                $10,632                       $11,133                            $11,047
 4/30/1998                $10,535                       $11,042                            $10,997
 5/31/1998                $10,750                       $11,256                            $11,171
 6/30/1998                $10,792                       $11,301                            $11,215
 7/31/1998                $10,807                       $11,316                            $11,243
 8/31/1998                $10,993                       $11,511                            $11,417
 9/30/1998                $11,158                       $11,684                            $11,560
10/31/1998                $11,067                       $11,589                            $11,560
11/30/1998                $11,150                       $11,675                            $11,600
12/31/1998                $11,179                       $11,706                            $11,629
 1/31/1999                $11,297                       $11,829                            $11,767
 2/28/1999                $11,201                       $11,729                            $11,716
 3/31/1999                $11,194                       $11,722                            $11,732
 4/30/1999                $11,228                       $11,768                            $11,761
 5/31/1999                $11,157                       $11,683                            $11,693
 6/30/1999                $10,937                       $11,453                            $11,525
 7/31/1999                $10,952                       $11,468                            $11,566
 8/31/1999                $10,818                       $11,328                            $11,474
 9/30/1999                $10,737                       $11,243                            $11,478
10/31/1999                $10,592                       $11,091                            $11,354
11/30/1999                $10,704                       $11,209                            $11,475
12/31/1999                $10,566                       $11,076                            $11,389
 1/31/2000                $10,453                       $10,946                            $11,339
 2/29/2000                $10,654                       $11,156                            $11,470
 3/31/2000                $10,914                       $11,440                            $11,720
 4/30/2000                $10,842                       $11,353                            $11,651
 5/31/2000                $10,726                       $11,231                            $11,590
 6/30/2000                $11,032                       $11,564                            $11,898
 7/31/2000                $11,218                       $11,759                            $12,063
 8/31/2000                $11,439                       $11,978                            $12,249
 9/30/2000                $11,353                       $11,900                            $12,185
10/31/2000                $11,496                       $12,038                            $12,318
11/30/2000                $11,594                       $12,140                            $12,411
12/31/2000                $12,018                       $12,585                            $12,718
 1/31/2001                $12,099                       $12,681                            $12,844
 2/28/2001                $12,175                       $12,749                            $12,885
 3/31/2001                $12,277                       $12,856                            $13,001
 4/30/2001                $12,059                       $12,627                            $12,861
 5/31/2001                $12,182                       $12,769                            $12,999
 6/30/2001                $12,305                       $12,898                            $13,087
 7/31/2001                $12,547                       $13,139                            $13,280
 8/31/2001                $12,814                       $13,418                            $13,499
 9/30/2001                $12,746                       $13,359                            $13,453
10/31/2001                $12,895                       $13,503                            $13,614
11/30/2001                $12,778                       $13,380                            $13,499
12/31/2001                $12,664                       $13,262                            $13,371
 1/31/2002                $12,842                       $13,448                            $13,602
 2/28/2002                $13,003                       $13,616                            $13,766
 3/31/2002                $12,752                       $13,366                            $13,496
 4/30/2002                $12,977                       $13,601                            $13,759
 5/31/2002                $13,055                       $13,684                            $13,843
 6/30/2002                $13,208                       $13,844                            $13,990
 7/31/2002                $13,488                       $14,137                            $14,170
 8/31/2002                $13,669                       $14,313                            $14,340
 9/30/2002                $14,000                       $14,659                            $14,654
10/31/2002                $13,716                       $14,362                            $14,411
11/30/2002                $13,653                       $14,300                            $14,350
12/31/2002                $13,962                       $14,626                            $14,653
 1/31/2003                $13,889                       $14,553                            $14,616
 2/28/2003                $14,078                       $14,753                            $14,821
 3/31/2003                $14,066                       $14,745                            $14,830
 4/30/2003                $14,168                       $14,854                            $14,928
 5/31/2003                $14,465                       $15,168                            $15,277
 6/30/2003                $14,347                       $15,048                            $15,212
 7/31/2003                $13,891                       $14,573                            $14,679
 8/31/2003                $14,036                       $14,728                            $14,789
 9/30/2003                $14,391                       $15,103                            $15,224
10/31/2003                $14,326                       $15,038                            $15,148
11/30/2003                $14,483                       $15,207                            $15,305
12/31/2003                $14,603                       $15,336                            $15,432
 1/31/2004                $14,642                       $15,380                            $15,520
 2/29/2004                $14,865                       $15,617                            $15,755
 3/31/2004                $14,756                       $15,506                            $15,700
 4/30/2004                $14,403                       $15,152                            $15,328
 5/31/2004                $14,387                       $15,125                            $15,272
 6/30/2004                $14,480                       $15,226                            $15,327
 7/31/2004                $14,684                       $15,443                            $15,530
 8/31/2004                $14,956                       $15,732                            $15,840
 9/30/2004                $15,022                       $15,805                            $15,924
10/31/2004                $15,116                       $15,907                            $16,061
11/30/2004                $14,975                       $15,762                            $15,929
12/31/2004                $15,154                       $15,954                            $16,124
 1/31/2005                $15,264                       $16,073                            $16,274
 2/28/2005                $15,201                       $16,010                            $16,220
 3/31/2005                $15,101                       $15,908                            $16,118
 4/30/2005                $15,322                       $16,144                            $16,373
 5/31/2005                $15,433                       $16,264                            $16,489
 6/30/2005                $15,528                       $16,368                            $16,591
 7/31/2005                $15,469                       $16,309                            $16,516
 8/31/2005                $15,623                       $16,475                            $16,683
 9/30/2005                $15,518                       $16,368                            $16,571
10/31/2005                $15,415                       $16,262                            $16,470
11/30/2005                $15,468                       $16,322                            $16,549
12/31/2005                $15,611                       $16,475                            $16,692
 1/31/2006                $15,652                       $16,523                            $16,737
 2/28/2006                $15,733                       $16,611                            $16,849
 3/31/2006                $15,628                       $16,520                            $16,733
 4/30/2006                $15,611                       $16,504                            $16,728
 5/31/2006                $15,683                       $16,584                            $16,803
 6/30/2006                $15,621                       $16,507                            $16,739
 7/31/2006                $15,813                       $16,729                            $16,938
 8/31/2006                $16,033                       $16,965                            $17,189
 9/30/2006                $16,133                       $17,059                            $17,309
10/31/2006                $16,205                       $17,138                            $17,418
11/30/2006                $16,306                       $17,264                            $17,563
12/31/2006                $16,274                       $17,218                            $17,501

--------------------------------------------------------------------------------

3 Fund characteristics, credit quality and maturity distribution are subject to change.

4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service. Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. For Class A shares the SEC yield calculation includes the maximum sales charge; for all other share classes the calculation includes net asset value (NAV) on the last day of the period.

6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and Colorado income tax rate of 38.01%. Any capital gains distributions may be taxable.

8 The value of the securities subject to the AMT is represented as a percentage of net assets.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax and Minnesota individual income tax.

ADVISOR                                 SUBADVISOR
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   Lyle J. Fitterer, CFA, CPA              01/12/1988
   Kenneth M. Salinger, CFA
   Adrian Van Poppel

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------------------------------------------------------
                                                           Including Sales Charge                  Excluding Sales Charge
                                                    -------------------------------------   ------------------------------------
                                                    6-Month*    1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
--------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Free Fund - Class A
  (Incept. Date 01/12/1988)                          (0.69)    (0.45)     3.99     4.62       3.99      4.24     4.95     5.10
--------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Free Fund - Class B
  (Incept. Date 08/06/1993)                          (1.40)    (1.54)     3.84     4.32       3.60      3.46     4.19     4.32
--------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Free Fund - Class C
  (Incept. Date 04/11/2005)                           2.59      2.36      4.14     4.30       3.59      3.36     4.14     4.30
--------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Free Fund - Class Z
  (Incept. Date 04/11/2005)                                                                   4.04      4.34     4.98     5.11
--------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Free Fund - Administrator Class
        (INCEPT. DATE 08/02/1993)                                                             4.12      4.40     5.15     5.20
--------------------------------------------------------------------------------------------------------------------------------
Benchmark
--------------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers Municipal Bond Index 2                                                      4.55      4.84     5.53     5.76
--------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z AND ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO MINNESOTA MUNICIPAL SECURITIES RISK, HIGH-YIELD SECURITIES RISK, AND NONDIVERSIFICATION RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown prior to the inception of the Class C shares reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Performance shown prior to the inception of the Class Z shares reflects the performance of the Class A shares, and includes sales charges and expenses that are not applicable to and are higher than those of the Class Z shares. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

2 Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Average Credit Quality 4                                                                                         AA+
--------------------------------------------------------------------------------------------------------------------
Weighted Average Coupon                                                                                        5.11%
--------------------------------------------------------------------------------------------------------------------
Weighted Average Maturity                                                                                12.99 years
--------------------------------------------------------------------------------------------------------------------
Estimated Average Duration                                                                                5.99 years
--------------------------------------------------------------------------------------------------------------------
Portfolio Turnover**                                                                                              5%
--------------------------------------------------------------------------------------------------------------------
Net Asset Value (NAV) (Class A, B, C, Z, Administrator)                       $10.91, $10.91, $10.90, $10.91, $10.90
--------------------------------------------------------------------------------------------------------------------
30-Day SEC Yield 5 (Class A, B, C, Z, Administrator)                               3.73%, 3.15%, 3.16%, 4.01%, 4.16%
--------------------------------------------------------------------------------------------------------------------
Distribution Rate 6 (Class A, B, C, Z, Administrator)                              3.94%, 3.38%, 3.38%, 4.23%, 4.38%
--------------------------------------------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield 7 (Class A, B, C, Z, Administrator)                6.24%, 5.27%, 5.27%, 6.70%, 6.95%
--------------------------------------------------------------------------------------------------------------------
Alternative Minimum Tax (AMT) 8                                                                                6.27%

** This measure is based on six months of the Fund's activity.

CREDIT QUALITY 3,4 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                         51%
AA                                                                          17%
A                                                                            9%
BBB                                                                         11%
CASH                                                                         1%
OTHER                                                                        1%
UNRATED                                                                     10%

MATURITY DISTRIBUTION 3 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                                                     3%
1-3 Years                                                                    8%
3-5 Years                                                                   20%
5-10 Years                                                                  10%
10-20 Years                                                                 49%
20 + Years                                                                  10%

GROWTH OF $10,000 INVESTMENT 9 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                   WELLS FARGO ADVANTAGE          WELLS FARGO ADVANTAGE
                     MINNESOTA TAX-FREE          MINNESOTA TAX-FREE FUND-              LEHMAN BROTHERS
                        FUND-CLASS A               ADMINISTRATOR CLASS               MUNICIPAL BOND INDEX
                   ----------------------       -------------------------          ------------------------
12/31/1996                $ 9,550                        $10,000                             $10,000
 1/31/1997                $ 9,548                        $ 9,998                             $10,019
 2/28/1997                $ 9,622                        $10,075                             $10,111
 3/31/1997                $ 9,489                        $ 9,936                             $ 9,977
 4/30/1997                $ 9,593                        $10,045                             $10,061
 5/31/1997                $ 9,726                        $10,185                             $10,212
 6/30/1997                $ 9,821                        $10,284                             $10,322
 7/31/1997                $10,121                        $10,598                             $10,608
 8/31/1997                $ 9,987                        $10,467                             $10,508
 9/30/1997                $10,120                        $10,597                             $10,633
10/31/1997                $10,200                        $10,680                             $10,701
11/30/1997                $10,259                        $10,743                             $10,764
12/31/1997                $10,424                        $10,916                             $10,921
 1/31/1998                $10,534                        $11,030                             $11,034
 2/28/1998                $10,534                        $11,031                             $11,037
 3/31/1998                $10,538                        $11,035                             $11,047
 4/30/1998                $10,464                        $10,958                             $10,997
 5/31/1998                $10,671                        $11,174                             $11,171
 6/30/1998                $10,713                        $11,218                             $11,215
 7/31/1998                $10,726                        $11,232                             $11,243
 8/31/1998                $10,916                        $11,440                             $11,417
 9/30/1998                $11,074                        $11,597                             $11,560
10/31/1998                $10,999                        $11,518                             $11,560
11/30/1998                $11,050                        $11,571                             $11,600
12/31/1998                $11,073                        $11,595                             $11,629
 1/31/1999                $11,176                        $11,703                             $11,767
 2/28/1999                $11,125                        $11,650                             $11,716
 3/31/1999                $11,129                        $11,654                             $11,732
 4/30/1999                $11,161                        $11,687                             $11,761
 5/31/1999                $11,094                        $11,617                             $11,693
 6/30/1999                $10,913                        $11,428                             $11,525
 7/31/1999                $10,907                        $11,421                             $11,566
 8/31/1999                $10,728                        $11,234                             $11,474
 9/30/1999                $10,629                        $11,130                             $11,478
10/31/1999                $10,439                        $10,931                             $11,354
11/30/1999                $10,536                        $11,033                             $11,475
12/31/1999                $10,416                        $10,907                             $11,389
 1/31/2000                $10,328                        $10,815                             $11,339
 2/29/2000                $10,540                        $11,037                             $11,470
 3/31/2000                $10,820                        $11,330                             $11,720
 4/30/2000                $10,729                        $11,235                             $11,651
 5/31/2000                $10,640                        $11,141                             $11,590
 6/30/2000                $10,911                        $11,426                             $11,898
 7/31/2000                $11,078                        $11,600                             $12,063
 8/31/2000                $11,246                        $11,776                             $12,249
 9/30/2000                $11,186                        $11,713                             $12,185
10/31/2000                $11,311                        $11,844                             $12,318
11/30/2000                $11,392                        $11,929                             $12,411
12/31/2000                $11,716                        $12,280                             $12,718
 1/31/2001                $11,768                        $12,322                             $12,844
 2/28/2001                $11,847                        $12,405                             $12,885
 3/31/2001                $11,942                        $12,505                             $13,001
 4/30/2001                $11,802                        $12,358                             $12,861
 5/31/2001                $11,943                        $12,505                             $12,999
 6/30/2001                $12,037                        $12,605                             $13,087
 7/31/2001                $12,235                        $12,812                             $13,280
 8/31/2001                $12,433                        $13,019                             $13,499
 9/30/2001                $12,369                        $12,952                             $13,453
10/31/2001                $12,511                        $13,101                             $13,614
11/30/2001                $12,399                        $12,984                             $13,499
12/31/2001                $12,335                        $12,916                             $13,371
 1/31/2002                $12,476                        $13,064                             $13,602
 2/28/2002                $12,638                        $13,233                             $13,766
 3/31/2002                $12,421                        $13,006                             $13,496
 4/30/2002                $12,634                        $13,230                             $13,759
 5/31/2002                $12,709                        $13,308                             $13,843
 6/30/2002                $12,830                        $13,434                             $13,990
 7/31/2002                $12,999                        $13,612                             $14,170
 8/31/2002                $13,145                        $13,764                             $14,340
 9/30/2002                $13,409                        $14,053                             $14,654
10/31/2002                $13,196                        $13,818                             $14,411
11/30/2002                $13,122                        $13,743                             $14,350
12/31/2002                $13,435                        $14,062                             $14,653
 1/31/2003                $13,386                        $14,026                             $14,616
 2/28/2003                $13,599                        $14,252                             $14,821
 3/31/2003                $13,610                        $14,266                             $14,830
 4/30/2003                $13,741                        $14,393                             $14,928
 5/31/2003                $14,045                        $14,716                             $15,277
 6/30/2003                $13,919                        $14,599                             $15,212
 7/31/2003                $13,411                        $14,069                             $14,679
 8/31/2003                $13,557                        $14,226                             $14,789
 9/30/2003                $13,940                        $14,630                             $15,224
10/31/2003                $13,850                        $14,539                             $15,148
11/30/2003                $13,997                        $14,697                             $15,305
12/31/2003                $14,108                        $14,816                             $15,432
 1/31/2004                $14,155                        $14,869                             $15,520
 2/29/2004                $14,390                        $15,118                             $15,755
 3/31/2004                $14,311                        $15,025                             $15,700
 4/30/2004                $13,975                        $14,688                             $15,328
 5/31/2004                $13,945                        $14,660                             $15,272
 6/30/2004                $14,004                        $14,725                             $15,327
 7/31/2004                $14,168                        $14,901                             $15,530
 8/31/2004                $14,435                        $15,185                             $15,840
 9/30/2004                $14,496                        $15,251                             $15,924
10/31/2004                $14,596                        $15,347                             $16,061
11/30/2004                $14,461                        $15,221                             $15,929
12/31/2004                $14,646                        $15,419                             $16,124
 1/31/2005                $14,761                        $15,544                             $16,274
 2/28/2005                $14,687                        $15,468                             $16,220
 3/31/2005                $14,564                        $15,342                             $16,118
 4/30/2005                $14,772                        $15,565                             $16,373
 5/31/2005                $14,890                        $15,693                             $16,489
 6/30/2005                $14,993                        $15,790                             $16,591
 7/31/2005                $14,924                        $15,735                             $16,516
 8/31/2005                $15,083                        $15,906                             $16,683
 9/30/2005                $14,984                        $15,805                             $16,571
10/31/2005                $14,886                        $15,705                             $16,470
11/30/2005                $14,937                        $15,761                             $16,549
12/31/2005                $15,066                        $15,901                             $16,692
 1/31/2006                $15,092                        $15,931                             $16,737
 2/28/2006                $15,181                        $16,029                             $16,849
 3/31/2006                $15,097                        $15,943                             $16,733
 4/30/2006                $15,079                        $15,928                             $16,728
 5/31/2006                $15,148                        $15,989                             $16,803
 6/30/2006                $15,102                        $15,944                             $16,739
 7/31/2006                $15,255                        $16,124                             $16,938
 8/31/2006                $15,450                        $16,333                             $17,189
 9/30/2006                $15,545                        $16,437                             $17,309
10/31/2006                $15,642                        $16,528                             $17,418
11/30/2006                $15,751                        $16,647                             $17,563
12/31/2006                $15,704                        $16,601                             $17,501

--------------------------------------------------------------------------------

3 Fund characteristics, credit quality, and maturity distribution are subject to change.

4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. For Class A shares the SEC yield calculation includes the maximum sales charge; for all other share classes the calculation includes net asset value (NAV) on the last day of the period.

6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and Minnesota income tax rate of 40.10%. Any capital gains distributions may be taxable.

8 The value of the securities subject to the AMT is represented as a percentage of net assets.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE Fund Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND (the Fund) seeks current income exempt from federal income taxes, consistent with capital preservation.

ADVISOR                                 SUBADVISOR
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   Lyle J. Fitterer, CFA, CPA              10/01/1996

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------------------------------------------------------
                                                           Including Sales Charge                  Excluding Sales Charge
                                                    -------------------------------------   ------------------------------------
                                                    6-Month*    1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
--------------------------------------------------------------------------------------------------------------------------------
National Limited-Term Tax-Free Fund - Class A
  (Incept. Date 01/30/2004)                          (0.65)    (0.05)     2.65     3.57       2.42      3.04     3.28     3.89
--------------------------------------------------------------------------------------------------------------------------------
National Limited-Term Tax-Free Fund - Class B
  (Incept. Date 01/30/2004)                          (0.96)    (0.73)     2.50     3.11       2.04      2.27     2.50     3.11
--------------------------------------------------------------------------------------------------------------------------------
National Limited-Term Tax-Free Fund - Class C
  (Incept. Date 01/30/2004)                           1.04      1.28      2.47     3.10       2.04      2.28     2.47     3.10
--------------------------------------------------------------------------------------------------------------------------------
National Limited-Term Tax-Free Fund -
  Administrator Class (Incept. Date 10/01/1996)                                               2.55      3.40     3.52     4.14
--------------------------------------------------------------------------------------------------------------------------------
Benchmark
--------------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers 3-Year Municipal Bond Index 2                                               2.58      3.05     3.00     4.04

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH-YIELD SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown prior to the inception of the Class A, Class B, and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B, and Class C sales charges and expenses, as applicable. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

2 Lehman Brothers 3-Year Municipal Bond Index is the 3-year component of the Lehman Brothers Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Average Credit Quality 4                                                                                  AA
------------------------------------------------------------------------------------------------------------
Weighted Average Coupon                                                                                5.12%
------------------------------------------------------------------------------------------------------------
Weighted Average Maturity                                                                         4.73 years
------------------------------------------------------------------------------------------------------------
Estimated Average Duration                                                                        2.53 years
------------------------------------------------------------------------------------------------------------
Portfolio Turnover**                                                                                     35%
------------------------------------------------------------------------------------------------------------
Net Asset Value (NAV) (Class A, B, C, Administrator)                          $10.68, $10.67, $10.66, $10.68
------------------------------------------------------------------------------------------------------------
30-Day SEC Yield 5 (Class A, B, C, Administrator)                                 3.46%, 2.81%, 2.81%, 3.81%
------------------------------------------------------------------------------------------------------------
Distribution Rate 6 (Class A, B, C, Administrator)                                3.36%, 2.72%, 2.71%, 3.71%
------------------------------------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield 7(Class A, B, C, Administrator)                    5.32%, 4.33%, 4.33%,5.86%
------------------------------------------------------------------------------------------------------------
Alternative Minimum Tax (AMT) 8                                                                       18.20%

** This measure is based on six months of the Fund's activity.

CREDIT QUALITY 3,4 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                         50%
AA                                                                          11%
A                                                                            9%
BBB                                                                          8%
BB                                                                           2%
UNRATED                                                                     18%
CASH                                                                         2%

MATURITY DISTRIBUTION 3 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                                                    18%
1-3 Years                                                                   38%
3-5 Years                                                                   33%
5-10 Years                                                                  11%

GROWTH OF $10,000 INVESTMENT 9 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                   WELLS FARGO ADVANTAGE          WELLS FARGO ADVANTAGE
                   NATIONAL LIMITED-TERM          NATIONAL LIMITED-TERM             LEHMAN BROTHERS 3-YEAR
                   TAX-FREE FUND-CLASS A     TAX-FREE - ADMINISTRATOR CLASS          MUNICIPAL BOND INDEX
                   ----------------------    ------------------------------        ------------------------
12/31/1996                $ 9,700                       $10,000                            $10,000
 1/31/1997                $ 9,735                       $10,038                            $10,044
 2/28/1997                $ 9,794                       $10,101                            $10,093
 3/31/1997                $ 9,741                       $10,049                            $10,040
 4/30/1997                $ 9,785                       $10,096                            $10,084
 5/31/1997                $ 9,859                       $10,175                            $10,166
 6/30/1997                $ 9,932                       $10,252                            $10,226
 7/31/1997                $10,112                       $10,439                            $10,347
 8/31/1997                $10,043                       $10,371                            $10,327
 9/30/1997                $10,126                       $10,459                            $10,401
10/31/1997                $10,191                       $10,528                            $10,447
11/30/1997                $10,217                       $10,557                            $10,477
12/31/1997                $10,312                       $10,658                            $10,548
 1/31/1998                $10,378                       $10,728                            $10,618
 2/28/1998                $10,382                       $10,734                            $10,640
 3/31/1998                $10,419                       $10,775                            $10,657
 4/30/1998                $10,376                       $10,732                            $10,643
 5/31/1998                $10,492                       $10,855                            $10,741
 6/30/1998                $10,528                       $10,894                            $10,777
 7/31/1998                $10,556                       $10,925                            $10,816
 8/31/1998                $10,673                       $11,049                            $10,921
 9/30/1998                $10,760                       $11,141                            $10,990
10/31/1998                $10,777                       $11,161                            $11,044
11/30/1998                $10,793                       $11,180                            $11,071
12/31/1998                $10,830                       $11,221                            $11,097
 1/31/1999                $10,917                       $11,314                            $11,198
 2/28/1999                $10,899                       $11,297                            $11,210
 3/31/1999                $10,894                       $11,294                            $11,220
 4/30/1999                $10,918                       $11,321                            $11,255
 5/31/1999                $10,881                       $11,285                            $11,238
 6/30/1999                $10,762                       $11,164                            $11,171
 7/31/1999                $10,820                       $11,227                            $11,227
 8/31/1999                $10,795                       $11,203                            $11,240
 9/30/1999                $10,801                       $11,211                            $11,283
10/31/1999                $10,777                       $11,189                            $11,284
11/30/1999                $10,836                       $11,252                            $11,334
12/31/1999                $10,812                       $11,230                            $11,315
 1/31/2000                $10,788                       $11,208                            $11,335
 2/29/2000                $10,837                       $11,261                            $11,371
 3/31/2000                $10,909                       $11,338                            $11,430
 4/30/2000                $10,895                       $11,326                            $11,431
 5/31/2000                $10,882                       $11,315                            $11,443
 6/30/2000                $11,019                       $11,459                            $11,588
 7/31/2000                $11,135                       $11,582                            $11,681
 8/31/2000                $11,230                       $11,683                            $11,771
 9/30/2000                $11,225                       $11,681                            $11,774
10/31/2000                $11,288                       $11,748                            $11,840
11/30/2000                $11,327                       $11,791                            $11,888
12/31/2000                $11,489                       $11,962                            $12,020
 1/31/2001                $11,618                       $12,100                            $12,203
 2/28/2001                $11,655                       $12,141                            $12,250
 3/31/2001                $11,741                       $12,233                            $12,336
 4/30/2001                $11,690                       $12,183                            $12,318
 5/31/2001                $11,797                       $12,296                            $12,431
 6/30/2001                $11,858                       $12,362                            $12,486
 7/31/2001                $11,977                       $12,489                            $12,588
 8/31/2001                $12,107                       $12,627                            $12,719
 9/30/2001                $12,157                       $12,682                            $12,782
10/31/2001                $12,230                       $12,761                            $12,865
11/30/2001                $12,141                       $12,671                            $12,825
12/31/2001                $12,088                       $12,619                            $12,812
 1/31/2002                $12,231                       $12,770                            $12,976
 2/28/2002                $12,358                       $12,905                            $13,073
 3/31/2002                $12,119                       $12,658                            $12,878
 4/30/2002                $12,365                       $12,918                            $13,067
 5/31/2002                $12,426                       $12,985                            $13,143
 6/30/2002                $12,557                       $13,124                            $13,256
 7/31/2002                $12,688                       $13,263                            $13,359
 8/31/2002                $12,795                       $13,378                            $13,445
 9/30/2002                $12,972                       $13,566                            $13,550
10/31/2002                $12,820                       $13,410                            $13,477
11/30/2002                $12,795                       $13,387                            $13,480
12/31/2002                $13,044                       $13,650                            $13,674
 1/31/2003                $13,031                       $13,639                            $13,717
 2/28/2003                $13,180                       $13,797                            $13,805
 3/31/2003                $13,152                       $13,771                            $13,789
 4/30/2003                $13,219                       $13,844                            $13,827
 5/31/2003                $13,418                       $14,055                            $13,933
 6/30/2003                $13,386                       $14,025                            $13,911
 7/31/2003                $13,101                       $13,730                            $13,786
 8/31/2003                $13,192                       $13,827                            $13,856
 9/30/2003                $13,451                       $14,102                            $14,064
10/31/2003                $13,407                       $14,058                            $13,997
11/30/2003                $13,457                       $14,114                            $14,010
12/31/2003                $13,471                       $14,132                            $14,040
 1/31/2004                $13,533                       $14,201                            $14,089
 2/29/2004                $13,678                       $14,346                            $14,209
 3/31/2004                $13,606                       $14,285                            $14,170
 4/30/2004                $13,420                       $14,080                            $14,027
 5/31/2004                $13,358                       $14,018                            $13,972
 6/30/2004                $13,369                       $14,033                            $13,997
 7/31/2004                $13,458                       $14,129                            $14,100
 8/31/2004                $13,621                       $14,290                            $14,250
 9/30/2004                $13,637                       $14,323                            $14,265
10/31/2004                $13,678                       $14,370                            $14,305
11/30/2004                $13,595                       $14,286                            $14,237
12/31/2004                $13,676                       $14,373                            $14,292
 1/31/2005                $13,655                       $14,341                            $14,272
 2/28/2005                $13,619                       $14,306                            $14,229
 3/31/2005                $13,562                       $14,249                            $14,182
 4/30/2005                $13,630                       $14,337                            $14,255
 5/31/2005                $13,662                       $14,373                            $14,280
 6/30/2005                $13,718                       $14,435                            $14,355
 7/31/2005                $13,712                       $14,432                            $14,320
 8/31/2005                $13,745                       $14,456                            $14,367
 9/30/2005                $13,738                       $14,452                            $14,375
10/31/2005                $13,707                       $14,436                            $14,353
11/30/2005                $13,726                       $14,459                            $14,366
12/31/2005                $13,786                       $14,512                            $14,416
 1/31/2006                $13,795                       $14,538                            $14,448
 2/28/2006                $13,814                       $14,561                            $14,459
 3/31/2006                $13,810                       $14,546                            $14,433
 4/30/2006                $13,832                       $14,585                            $14,458
 5/31/2006                $13,883                       $14,643                            $14,509
 6/30/2006                $13,870                       $14,631                            $14,482
 7/31/2006                $13,963                       $14,719                            $14,581
 8/31/2006                $14,056                       $14,834                            $14,695
 9/30/2006                $14,123                       $14,894                            $14,762
10/31/2006                $14,164                       $14,940                            $14,807
11/30/2006                $14,204                       $15,000                            $14,858
12/31/2006                $14,206                       $15,005                            $14,855

--------------------------------------------------------------------------------

3 Fund characteristics, credit quality and maturity distribution are subject to change.

4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. For Class A shares the SEC yield calculation includes the maximum sales charge; for all other share classes the calculation includes net asset value (NAV) on the last day of the period.

6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 35.00 %. Any capital gains distributions may be taxable.

8 The value of the securities subject to the AMT is represented as a percentage of net assets.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflect all operating expenses and for Class A, assumes the maximum initial sales charge of 3.00%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax.

ADVISOR                                 SUBADVISOR
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION DATE
   Lyle J. Fitterer, CFA, CPA              08/01/1989
   Kenneth M. Salinger, CFA

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------------------------------------------------------
                                                           Including Sales Charge                  Excluding Sales Charge
                                                    -------------------------------------   ------------------------------------
                                                    6-Month*    1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
--------------------------------------------------------------------------------------------------------------------------------
National Tax-Free Fund - Class A
  (Incept. Date 08/01/1989)                          (0.27)    (0.17)     4.16     4.86       4.43      4.53     5.13     5.35
--------------------------------------------------------------------------------------------------------------------------------
National Tax-Free Fund - Class B
  (Incept. Date 08/06/1993)                          (1.06)    (1.25)     4.00     4.56       3.94      3.75     4.34     4.56
--------------------------------------------------------------------------------------------------------------------------------
National Tax-Free Fund - Class C
  (Incept. Date 11/08/1999)                           3.04      2.85      4.34     4.56       4.04      3.85     4.34     4.56
--------------------------------------------------------------------------------------------------------------------------------
National Tax-Free Fund - Administrator Class
  (Incept. Date 08/02/1993)                                                                   4.46      4.79     5.38     5.52
--------------------------------------------------------------------------------------------------------------------------------
Benchmark
--------------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers Municipal Bond Index 2                                                      4.55      4.84     5.53     5.76

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH-YIELD SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown prior to the inception of the Class C shares reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

2 Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Average Credit Quality 4                                                                                  AA
------------------------------------------------------------------------------------------------------------
Weighted Average Coupon                                                                                5.36%
------------------------------------------------------------------------------------------------------------
Weighted Average Maturity                                                                        14.09 years
------------------------------------------------------------------------------------------------------------
Estimated Average Duration                                                                         6.41years
------------------------------------------------------------------------------------------------------------
Portfolio Turnover**                                                                                     42%
------------------------------------------------------------------------------------------------------------
Net Asset Value (NAV) (Class A, B, C, Administrator)                          $10.48, $10.48, $10.48, $10.48
------------------------------------------------------------------------------------------------------------
30-Day SEC Yield 5 (Class A, B, C, Administrator)                                 3.72%, 3.14%, 3.14%, 4.15%
------------------------------------------------------------------------------------------------------------
Distribution Rate 6 (Class A, B, C, Administrator)                                3.84%, 3.27%, 3.27%, 4.27%
------------------------------------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield 7 (Class A, B, C, Administrator)                  5.72%, 4.83%, 4.83%, 6.38%
------------------------------------------------------------------------------------------------------------
Alternative Minimum Tax (AMT) 8                                                                       18.27%

** THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

CREDIT QUALITY 3,4 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                         58%
AA                                                                          20%
A                                                                            7%
BBB                                                                          5%
UNRATED                                                                     10%

MATURITY DISTRIBUTION 3 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                                                     4%
1-3 Years                                                                    3%
3-5 Years                                                                    4%
5-10 Years                                                                  21%
10-20 Years                                                                 48%
20 + Years                                                                  20%

GROWTH OF $10,000 INVESTMENT 9 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                   WELLS FARGO ADVANTAGE          WELLS FARGO ADVANTAGE
                      NATIONAL TAX-FREE             NATIONAL TAX-FREE                  LEHMAN BROTHERS
                       FUND-CLASS A             FUND-ADMINISTRATOR CLASS             MUNICIPAL BOND INDEX
                   ----------------------      --------------------------          ------------------------
12/31/1996              $ 9,550.00                     $10,000.00                         $10,000.00
 1/31/1997              $ 9,566.34                     $10,027.11                         $10,019.00
 2/28/1997              $ 9,653.12                     $10,108.00                         $10,111.17
 3/31/1997              $ 9,511.78                     $ 9,960.01                         $ 9,976.70
 4/30/1997              $ 9,613.00                     $10,066.05                         $10,060.50
 5/31/1997              $ 9,754.23                     $10,224.09                         $10,212.41
 6/30/1997              $ 9,854.68                     $10,329.31                         $10,321.69
 7/31/1997              $10,161.26                     $10,650.36                         $10,607.60
 8/31/1997              $10,038.18                     $10,511.24                         $10,507.89
 9/30/1997              $10,169.18                     $10,658.75                         $10,632.93
10/31/1997              $10,242.92                     $10,725.64                         $10,700.98
11/30/1997              $10,325.75                     $10,822.79                         $10,764.12
12/31/1997              $10,530.01                     $11,026.28                         $10,921.27
 1/31/1998              $10,615.32                     $11,126.12                         $11,033.76
 2/28/1998              $10,605.97                     $11,116.32                         $11,037.07
 3/31/1998              $10,621.01                     $11,132.11                         $11,047.01
 4/30/1998              $10,523.36                     $11,029.93                         $10,997.29
 5/31/1998              $10,762.03                     $11,269.22                         $11,171.05
 6/30/1998              $10,806.11                     $11,315.43                         $11,214.62
 7/31/1998              $10,821.11                     $11,331.20                         $11,242.65
 8/31/1998              $11,021.19                     $11,551.54                         $11,416.92
 9/30/1998              $11,189.24                     $11,727.59                         $11,559.63
10/31/1998              $11,129.54                     $11,665.19                         $11,559.63
11/30/1998              $11,204.03                     $11,732.30                         $11,600.09
12/31/1998              $11,207.63                     $11,747.06                         $11,629.09
 1/31/1999              $11,326.17                     $11,860.22                         $11,767.47
 2/28/1999              $11,251.31                     $11,781.73                         $11,715.70
 3/31/1999              $11,244.51                     $11,785.75                         $11,732.10
 4/30/1999              $11,288.80                     $11,832.27                         $11,761.43
 5/31/1999              $11,196.64                     $11,724.61                         $11,693.21
 6/30/1999              $11,006.87                     $11,525.91                         $11,524.83
 7/31/1999              $11,001.78                     $11,520.65                         $11,566.32
 8/31/1999              $10,845.77                     $11,368.63                         $11,473.79
 9/30/1999              $10,785.44                     $11,305.49                         $11,478.38
10/31/1999              $10,617.21                     $11,129.34                         $11,354.41
11/30/1999              $10,743.55                     $11,251.58                         $11,474.77
12/31/1999              $10,605.10                     $11,108.48                         $11,388.71
 1/31/2000              $10,466.43                     $10,976.70                         $11,338.60
 2/29/2000              $10,646.35                     $11,155.32                         $11,470.12
 3/31/2000              $10,931.59                     $11,467.83                         $11,720.17
 4/30/2000              $10,870.20                     $11,393.63                         $11,651.02
 5/31/2000              $10,774.85                     $11,307.43                         $11,590.44
 6/30/2000              $11,062.18                     $11,610.55                         $11,897.59
 7/31/2000              $11,273.41                     $11,822.09                         $12,062.96
 8/31/2000              $11,451.62                     $12,023.01                         $12,248.73
 9/30/2000              $11,364.29                     $11,933.39                         $12,185.04
10/31/2000              $11,486.28                     $12,051.30                         $12,317.85
11/30/2000              $11,571.67                     $12,155.04                         $12,411.47
12/31/2000              $11,962.33                     $12,567.09                         $12,718.03
 1/31/2001              $12,039.98                     $12,638.50                         $12,843.94
 2/28/2001              $12,089.15                     $12,692.05                         $12,885.04
 3/31/2001              $12,178.11                     $12,800.01                         $13,001.01
 4/30/2001              $12,031.48                     $12,635.75                         $12,860.60
 5/31/2001              $12,144.77                     $12,769.39                         $12,999.49
 6/30/2001              $12,268.02                     $12,888.43                         $13,086.59
 7/31/2001              $12,477.74                     $13,110.99                         $13,280.27
 8/31/2001              $12,699.27                     $13,346.06                         $13,499.39
 9/30/2001              $12,665.36                     $13,312.63                         $13,453.50
10/31/2001              $12,792.25                     $13,461.16                         $13,613.59
11/30/2001              $12,661.24                     $13,325.70                         $13,499.24
12/31/2001              $12,520.45                     $13,167.05                         $13,371.00
 1/31/2002              $12,675.20                     $13,332.10                         $13,602.31
 2/28/2002              $12,811.68                     $13,490.73                         $13,765.54
 3/31/2002              $12,594.92                     $13,264.99                         $13,495.74
 4/30/2002              $12,773.85                     $13,442.35                         $13,758.90
 5/31/2002              $12,866.03                     $13,541.68                         $13,842.83
 6/30/2002              $12,994.62                     $13,692.52                         $13,989.57
 7/31/2002              $13,187.92                     $13,898.38                         $14,170.03
 8/31/2002              $13,331.27                     $14,051.73                         $14,340.07
 9/30/2002              $13,586.99                     $14,323.37                         $14,654.12
10/31/2002              $13,346.53                     $14,059.06                         $14,410.86
11/30/2002              $13,281.64                     $13,993.60                         $14,350.34
12/31/2002              $13,528.49                     $14,270.23                         $14,653.13
 1/31/2003              $13,440.12                     $14,166.44                         $14,616.50
 2/28/2003              $13,644.79                     $14,384.89                         $14,821.13
 3/31/2003              $13,620.13                     $14,361.94                         $14,830.02
 4/30/2003              $13,724.72                     $14,475.15                         $14,927.90
 5/31/2003              $13,988.02                     $14,755.96                         $15,277.21
 6/30/2003              $13,930.35                     $14,698.15                         $15,211.52
 7/31/2003              $13,517.19                     $14,265.31                         $14,679.12
 8/31/2003              $13,621.05                     $14,377.95                         $14,789.21
 9/30/2003              $13,951.49                     $14,729.72                         $15,224.01
10/31/2003              $13,873.75                     $14,650.71                         $15,147.89
11/30/2003              $14,017.91                     $14,805.95                         $15,305.43
12/31/2003              $14,123.21                     $14,934.53                         $15,432.47
 1/31/2004              $14,200.91                     $15,005.50                         $15,520.43
 2/29/2004              $14,463.89                     $15,286.36                         $15,754.79
 3/31/2004              $14,390.85                     $15,226.80                         $15,699.65
 4/30/2004              $13,988.73                     $14,790.35                         $15,327.57
 5/31/2004              $13,971.94                     $14,790.17                         $15,272.39
 6/30/2004              $14,036.80                     $14,847.20                         $15,327.37
 7/31/2004              $14,228.53                     $15,053.15                         $15,529.69
 8/31/2004              $14,506.11                     $15,350.04                         $15,840.28
 9/30/2004              $14,641.34                     $15,496.28                         $15,924.24
10/31/2004              $14,734.63                     $15,613.09                         $16,061.18
11/30/2004              $14,588.66                     $15,446.89                         $15,929.48
12/31/2004              $14,781.87                     $15,654.74                         $16,123.82
 1/31/2005              $14,906.30                     $15,789.85                         $16,273.77
 2/28/2005              $14,856.08                     $15,754.67                         $16,220.07
 3/31/2005              $14,739.16                     $15,619.05                         $16,117.88
 4/30/2005              $14,977.04                     $15,874.35                         $16,372.55
 5/31/2005              $15,117.07                     $16,026.14                         $16,488.79
 6/30/2005              $15,308.09                     $16,231.88                         $16,591.02
 7/31/2005              $15,216.79                     $16,138.51                         $16,516.36
 8/31/2005              $15,386.63                     $16,322.08                         $16,683.18
 9/30/2005              $15,279.50                     $16,211.77                         $16,571.40
10/31/2005              $15,142.67                     $16,070.00                         $16,470.31
11/30/2005              $15,208.54                     $16,143.21                         $16,549.37
12/31/2005              $15,379.81                     $16,328.44                         $16,691.68
 1/31/2006              $15,433.27                     $16,404.33                         $16,736.75
 2/28/2006              $15,511.64                     $16,474.99                         $16,848.88
 3/31/2006              $15,401.84                     $16,361.85                         $16,732.63
 4/30/2006              $15,378.96                     $16,340.92                         $16,727.61
 5/31/2006              $15,447.48                     $16,417.19                         $16,802.88
 6/30/2006              $15,394.51                     $16,380.18                         $16,739.03
 7/31/2006              $15,568.83                     $16,552.99                         $16,938.22
 8/31/2006              $15,788.24                     $16,789.80                         $17,188.91
 9/30/2006              $15,885.87                     $16,897.07                         $17,309.23
10/31/2006              $16,000.47                     $17,022.54                         $17,418.28
11/30/2006              $16,129.01                     $17,162.79                         $17,562.85
12/31/2006              $16,076.69                     $17,110.75                         $17,501.38

--------------------------------------------------------------------------------

3 Fund characteristics, credit quality, and maturity distribution are subject to change.

4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. For Class A shares the SEC yield calculation includes the maximum sales charge; for all other share classes the calculation includes net asset value (NAV) on the last day of the period.

6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 35.00%. Any capital gains distributions may be taxable.

8 The value of the securities subject to the AMT is represented as a percentage of net assets.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax and Nebraska individual income tax.

ADVISOR                                 SUBADVISOR
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION DATE
   Julio C. Bonilla                        08/31/1989
   Wendy Casetta

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2006)
-----------------------------------------------------------------------------------------
                                                    6-Months*   1-Year   5-Year   10-Year
-----------------------------------------------------------------------------------------
Nebraska Tax-Free - Administrator Class
  (Incept. Date 09/29/1997)                           3.23      3.48      4.31     4.48
-----------------------------------------------------------------------------------------
Benchmark
-----------------------------------------------------------------------------------------
  Lehman Brothers Municipal Bond Index 2              4.55      4.84      5.53     5.76
-----------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO NEBRASKA MUNICIPAL SECURITIES RISK AND NONDIVERSIFICATION RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND
- Administrator Class was named the Wells Fargo Nebraska Tax-Free Fund - Institutional Class. Performance shown prior to the inception of the Administrator Class shares reflects the performance of an unregistered predecessor common trust fund. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which if applicable, may have adversely affected the performance results.

2 Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Average Credit Quality 4                                                               AA
-----------------------------------------------------------------------------------------
Weighted Average Coupon                                                             5.29%
-----------------------------------------------------------------------------------------
Weighted Average Maturity                                                     11.25 years
-----------------------------------------------------------------------------------------
Estimated Average Duration                                                     5.12 years
-----------------------------------------------------------------------------------------
Portfolio Turnover**                                                                   9%
-----------------------------------------------------------------------------------------
Net Asset Value (NAV) (Class Administrator)                                         $9.74
-----------------------------------------------------------------------------------------
30-Day SEC Yield 5 (Class Administrator)                                            3.91%
-----------------------------------------------------------------------------------------
Distribution Rate 6 (Class Administrator)                                           3.99%
-----------------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield 7 (Class Administrator)                             6.46%
-----------------------------------------------------------------------------------------
Alternative Minimum Tax (AMT) 8                                                     9.30%

** THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

CREDIT QUALITY 3, 4 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                         51%
AA                                                                          34%
A                                                                            8%
BBB                                                                          1%
UNRATED                                                                      6%

MATURITY DISTRIBUTION 3 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                                                     1%
1-3 Years                                                                    3%
3-5 Years                                                                   17%
5-10 Years                                                                  23%
10-20 Years                                                                 50%
20 + Years                                                                   6%

GROWTH OF $10,000 INVESTMENT 9 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                     WELLS FARGO ADVANTAGE
                       NEBRASKA TAX-FREE                  LEHMAN BROTHERS
                   FUND-ADMINISTRATOR CLASS             MUNICIPAL BOND INDEX
                  --------------------------          ------------------------
12/31/1996                 $10,000                            $10,000
 1/31/1997                 $10,046                            $10,019
 2/28/1997                 $10,120                            $10,111
 3/31/1997                 $10,032                            $ 9,977
 4/30/1997                 $10,049                            $10,061
 5/31/1997                 $10,154                            $10,212
 6/30/1997                 $10,248                            $10,322
 7/31/1997                 $10,411                            $10,608
 8/31/1997                 $10,350                            $10,508
 9/30/1997                 $10,448                            $10,633
10/31/1997                 $10,485                            $10,701
11/30/1997                 $10,522                            $10,764
12/31/1997                 $10,645                            $10,921
 1/31/1998                 $10,726                            $11,034
 2/28/1998                 $10,729                            $11,037
 3/31/1998                 $10,725                            $11,047
 4/30/1998                 $10,677                            $10,997
 5/31/1998                 $10,812                            $11,171
 6/30/1998                 $10,827                            $11,215
 7/31/1998                 $10,854                            $11,243
 8/31/1998                 $11,001                            $11,417
 9/30/1998                 $11,104                            $11,560
10/31/1998                 $11,109                            $11,560
11/30/1998                 $11,136                            $11,600
12/31/1998                 $11,175                            $11,629
 1/31/1999                 $11,280                            $11,767
 2/28/1999                 $11,227                            $11,716
 3/31/1999                 $11,222                            $11,732
 4/30/1999                 $11,250                            $11,761
 5/31/1999                 $11,190                            $11,693
 6/30/1999                 $11,049                            $11,525
 7/31/1999                 $11,100                            $11,566
 8/31/1999                 $11,061                            $11,474
 9/30/1999                 $11,054                            $11,478
10/31/1999                 $10,980                            $11,354
11/30/1999                 $11,076                            $11,475
12/31/1999                 $11,025                            $11,389
 1/31/2000                 $10,963                            $11,339
 2/29/2000                 $11,083                            $11,470
 3/31/2000                 $11,253                            $11,720
 4/30/2000                 $11,189                            $11,651
 5/31/2000                 $11,137                            $11,590
 6/30/2000                 $11,400                            $11,898
 7/31/2000                 $11,536                            $12,063
 8/31/2000                 $11,661                            $12,249
 9/30/2000                 $11,598                            $12,185
10/31/2000                 $11,713                            $12,318
11/30/2000                 $11,780                            $12,411
12/31/2000                 $12,059                            $12,718
 1/31/2001                 $12,152                            $12,844
 2/28/2001                 $12,205                            $12,885
 3/31/2001                 $12,287                            $13,001
 4/30/2001                 $12,172                            $12,861
 5/31/2001                 $12,277                            $12,999
 6/30/2001                 $12,357                            $13,087
 7/31/2001                 $12,500                            $13,280
 8/31/2001                 $12,655                            $13,499
 9/30/2001                 $12,624                            $13,453
10/31/2001                 $12,745                            $13,614
11/30/2001                 $12,640                            $13,499
12/31/2001                 $12,556                            $13,371
 1/31/2002                 $12,716                            $13,602
 2/28/2002                 $12,847                            $13,766
 3/31/2002                 $12,641                            $13,496
 4/30/2002                 $12,864                            $13,759
 5/31/2002                 $12,948                            $13,843
 6/30/2002                 $13,058                            $13,990
 7/31/2002                 $13,233                            $14,170
 8/31/2002                 $13,383                            $14,340
 9/30/2002                 $13,674                            $14,654
10/31/2002                 $13,422                            $14,411
11/30/2002                 $13,350                            $14,350
12/31/2002                 $13,683                            $14,653
 1/31/2003                 $13,599                            $14,616
 2/28/2003                 $13,787                            $14,821
 3/31/2003                 $13,807                            $14,830
 4/30/2003                 $13,892                            $14,928
 5/31/2003                 $14,194                            $15,277
 6/30/2003                 $14,090                            $15,212
 7/31/2003                 $13,597                            $14,679
 8/31/2003                 $13,738                            $14,789
 9/30/2003                 $14,103                            $15,224
10/31/2003                 $14,011                            $15,148
11/30/2003                 $14,163                            $15,305
12/31/2003                 $14,259                            $15,432
 1/31/2004                 $14,278                            $15,520
 2/29/2004                 $14,529                            $15,755
 3/31/2004                 $14,409                            $15,700
 4/30/2004                 $14,076                            $15,328
 5/31/2004                 $14,080                            $15,272
 6/30/2004                 $14,140                            $15,327
 7/31/2004                 $14,270                            $15,530
 8/31/2004                 $14,515                            $15,840
 9/30/2004                 $14,546                            $15,924
10/31/2004                 $14,650                            $16,061
11/30/2004                 $14,482                            $15,929
12/31/2004                 $14,658                            $16,124
 1/31/2005                 $14,780                            $16,274
 2/28/2005                 $14,692                            $16,220
 3/31/2005                 $14,564                            $16,118
 4/30/2005                 $14,774                            $16,373
 5/31/2005                 $14,868                            $16,489
 6/30/2005                 $14,945                            $16,591
 7/31/2005                 $14,875                            $16,516
 8/31/2005                 $14,997                            $16,683
 9/30/2005                 $14,893                            $16,571
10/31/2005                 $14,807                            $16,470
11/30/2005                 $14,869                            $16,549
12/31/2005                 $14,983                            $16,692
 1/31/2006                 $15,033                            $16,737
 2/28/2006                 $15,093                            $16,849
 3/31/2006                 $15,006                            $16,733
 4/30/2006                 $14,994                            $16,728
 5/31/2006                 $15,061                            $16,803
 6/30/2006                 $15,018                            $16,739
 7/31/2006                 $15,164                            $16,938
 8/31/2006                 $15,326                            $17,189
 9/30/2006                 $15,408                            $17,309
10/31/2006                 $15,460                            $17,418
11/30/2006                 $15,558                            $17,563
12/31/2006                 $15,504                            $17,501

--------------------------------------------------------------------------------

3 Fund characteristics, credit quality and maturity distribution are subject to change.

4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. The calculation includes net asset value (NAV) on the last day of the period.

6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and Nebraska income tax rate of 39.45%. Any capital gains distributions may be taxable.

8 The value of the securities subject to the AMT is represented as a percentage of net assets.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND Administrator Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Administrator Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS           FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 to December 31, 2006).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                         Beginning        Ending
                                                                          Account         Account          Expenses       Net Annual
                                                                           Value           Value         Paid During       Expense
                                                                         07/01/2006     12/31/2006      the Period(1)      Ratio
Wells Fargo Advantage California Limited-Term Tax-Free Fund
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage California Limited-Term Tax-Free Fund - Class A
Actual                                                                   $1,000.00     $1,029.10          $4.35           0.85%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $1,000.00     $1,020.92          $4.33           0.85%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage California Limited-Term Tax-Free Fund - Class C
Actual                                                                   $1,000.00     $1,025.20          $8.17           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $1,000.00     $1,017.14          $8.13           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage California Limited-Term Tax-Free Fund -
 Administrator Class
Actual                                                                   $1,000.00     $1,030.60          $3.07           0.60%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $1,000.00     $1,022.18          $3.06           0.60%
Wells Fargo Advantage California Tax-Free Fund
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage California Tax-Free Fund - Class A
Actual                                                                   $1,000.00     $1,048.10          $4.13           0.80%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $1,000.00     $1,021.17          $4.08           0.80%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage California Tax-Free Fund - Class B
Actual                                                                   $1,000.00     $1,043.80          $7.98           1.55%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $1,000.00     $1,017.39          $7.88           1.55%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage California Tax-Free Fund - Class C
Actual                                                                   $1,000.00     $1,044.70          $7.99           1.55%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $1,000.00     $1,017.39          $7.88           1.55%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage California Tax-Free Fund - Administrator Class
Actual                                                                   $1,000.00     $1,049.40          $2.84           0.55%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $1,000.00     $1,022.43          $2.80           0.55%

FUND EXPENSES (UNAUDITED)           WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                         Beginning        Ending
                                                                          Account         Account          Expenses       Net Annual
                                                                           Value           Value         Paid During       Expense
                                                                         07/01/2006     12/31/2006      the Period(1)       Ratio
Wells Fargo Advantage Colorado Tax-Free Fund
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Colorado Tax-Free Fund - Class A
Actual                                                                   $1,000.00     $1,041.80          $4.58(3)        0.89%(4)
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $1,000.00     $1,020.72(2)       $4.53(3)        0.89%(4)
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Colorado Tax-Free Fund - Class B
Actual                                                                   $1,000.00     $1,036.90          $8.42(3)        1.64%(4)
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $1,000.00     $1,016.94(2)       $8.34(3)        1.64%(4)
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Colorado Tax-Free Fund - Administrator Class
Actual                                                                   $1,000.00     $1,043.10          $3.30(3)        0.64%(4)
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $1,000.00     $1,021.98(2)       $3.26(3)        0.64%(4)
Wells Fargo Advantage Minnesota Tax-Free Fund
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Minnesota Tax-Free Fund - Class A
Actual                                                                   $1,000.00     $1,039.90          $4.30           0.85%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $1,000.00     $1,020.58          $4.26           0.85%

Wells Fargo Advantage Minnesota Tax-Free Fund - Class B
Actual                                                                   $1,000.00     $1,036.00          $8.08           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $1,000.00     $1,016.86          $8.00           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Minnesota Tax-Free Fund - Class C
Actual                                                                   $1,000.00     $1,035.90          $8.08           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $1,000.00     $1,016.86          $8.00           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Minnesota Tax-Free Fund - Administrator Class
Actual                                                                   $1,000.00     $1,040.40          $3.86           0.60%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $1,000.00     $1,021.42          $3.82           0.60%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Minnesota Tax-Free Fund - Class Z
Actual                                                                   $1,000.00     $1,041.20          $3.04           0.75%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $1,000.00     $1,021.82          $3.01           0.75%

Wells Fargo Advantage National Limited-Term Tax-Free Fund
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage National Limited-Term Tax-Free Fund - Class A
Actual                                                                   $1,000.00     $1,024.20          $4.27           0.85%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $1,000.00     $1,020.58          $4.26           0.85%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage National Limited-Term Tax-Free Fund - Class B
Actual                                                                   $1,000.00     $1,020.40          $8.02           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $1,000.00     $1,016.86          $8.00           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage National Limited-Term Tax-Free Fund - Class C
Actual                                                                   $1,000.00     $1,020.40          $8.02           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $1,000.00     $1,016.86          $8.00           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage National Limited-Term Tax-Free Fund -
 Administrator Class
Actual                                                                   $1,000.00     $1,025.50          $3.06           0.60%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $1,000.00     $1,022.18          $3.06           0.60%

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS           FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         Beginning        Ending
                                                                          Account         Account          Expenses       Net Annual
                                                                           Value           Value         Paid During       Expense
                                                                         07/01/2006     12/31/2006      the Period(1)       Ratio
Wells Fargo Advantage National Tax-Free Fund
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage National Tax-Free Fund - Class A
Actual                                                                   $1,000.00     $1,044.30          $4.31           0.85%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $1,000.00     $1,020.58          $4.26           0.85%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage National Tax-Free Fund - Class B
Actual                                                                   $1,000.00     $1,039.40          $8.09           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $1,000.00     $1,016.86          $8.00           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage National Tax-Free Fund - Class C
Actual                                                                   $1,000.00     $1,040.40          $8.09           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $1,000.00     $1,016.86          $8.00           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage National Tax-Free Fund - Administrator Class
Actual                                                                   $1,000.00     $1,044.60          $3.09           0.60%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $1,000.00     $1,022.18          $3.06           0.60%
Wells Fargo Advantage Nebraska Tax-Free Fund
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Nebraska Tax-Free Fund - Administrator Class
Actual                                                                   $1,000.00     $1,032.30          $3.84           0.75%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $1,000.00     $1,021.42          $3.82           0.75%

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

(2) Hypothetical account value using the net expenses ratios excluding interest expense and fees for Class A, Class B and Administration Class were $1,020.92, $1,017.14 and $1,022.18, respectively.

(3) Actual expenses paid during the period using the net expense ratios excluding interest expense and fees for Class A, Class B and Administration Class were $4.37, $8.21 and $3.09, respectively. Hypothetical expenses paid during the period using the net expenses ratios excluding interest expense and fees for Class A, Class B and Administration Class were $4.33, $8.13 and $3.06, respectively.

(4) The net expense ratios excluding interest expense and fees for Class A, Class B and Administration Class were 0.85%, 1.60% and 0.60%, respectively.

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

    CALIFORNIA LIMITED-TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 97.86%

CALIFORNIA - 96.66%
$   1,100,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL HOMES
                FOUNDATION PROJECT (HCFR)                                                     5.00%      07/01/2007    $  1,104,081
    1,105,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL HOMES
                FOUNDATION PROJECT (HCFR)                                                     5.00       07/01/2008       1,116,238
      470,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SAN DIEGO CA HOSPITAL
                ASSOCIATION SERIES C                                                          4.00       03/01/2008         470,343
    1,000,000   BAY AREA INFRASTRUCTURE FINANCING AUTHORITY OF CALIFORNIA STATE PAYMENT
                ACCELERATION NOTES (TRANSPORTATION REVENUE, AMBAC INSURED)                    5.00       08/01/2017       1,052,220
      400,000   BAY AREA TOLL AUTHORITY CALIFORNIA TOLL BRIDGE SAN FRANCISCO BAY AREA
                SERIES B2 (TOLL ROAD REVENUE, XLCA INSURED)SS.+/-                             3.69       04/01/2045         400,000
      855,000   BAY AREA TOLL AUTHORITY SAN FRANCISCO BAY AREA SERIES F (TOLL ROAD
                REVENUE)                                                                      3.90       04/01/2014         868,535
    1,375,000   CALAVERAS COUNTY CA COMMUNITY FACILITIES DISTRICT #2 PREREFUNDED (TAX
                REVENUE)SS.                                                                   7.00       09/01/2026       1,568,133
      600,000   CALIFORNIA CASA COLINA PROJECT (HCFR)                                         5.50       04/01/2013         633,738
       85,000   CALIFORNIA CATHOLIC WEST PREREFUNDED (HFFA REVENUE)SS.+/-                     4.45       07/01/2026          87,944
      915,000   CALIFORNIA CATHOLIC WEST UNREFUNDED BALANCE (HFFA REVENUE)SS.+/-              4.45       07/01/2026         931,443
    1,000,000   CALIFORNIA HEALTH FACILITIES FINANCING UNREFUNDED
                BALANCE-HEALTH-CATHOLIC-SERIES A (HEALTH FACILITIES FINANCING AUTHORITY
                REVENUE, MBIA INSURED)                                                        5.75       07/01/2010       1,021,540
      485,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT J. PAUL GETTY SERIES A
                (OTHER REVENUE)SS.+/-                                                         4.00       10/01/2023         488,473
    1,000,000   CALIFORNIA PCFA SOLID WASTE DISPOSAL WASTE MANAGEMENT PROJECT SERIES A
                (PCR)SS.+/-                                                                   5.13       07/01/2031       1,045,440
    1,000,000   CALIFORNIA PRESBYTERIAN HOSPITAL (HCFR, MBIA INSURED)                         5.50       05/01/2007       1,006,600
    1,100,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B1 (POWER
                REVENUE)SS.+/-                                                                3.92       05/01/2022       1,100,000
    1,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B6 (WATER & WASTEWATER
                AUTHORITY REVENUE)SS.+/-                                                      3.80       05/01/2022       1,000,000
    1,250,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF CORRECTIONS SERIES C
                (LEASE REVENUE)                                                               5.25       11/01/2008       1,286,325
      100,000   CALIFORNIA STATE PUBLIC WORKS BOARD OF TRUSTEES CALIFORNIA STATE
                UNIVERSITY SERIES A (LEASE REVENUE)                                           5.50       10/01/2010         106,432
      990,000   CALIFORNIA STATE PUBLIC WORKS BOARD PUTTERS SERIES 962 (LEASE
                REVENUE, MBIA INSURED)SS.+/-                                                  3.91       05/01/2013         990,000
    1,000,000   CALIFORNIA STATE SERIES A (HFFA REVENUE LOC, MBIA INSURED)SS.+/-              3.92       09/01/2028       1,000,000
      745,000   CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED AUXILIARY
                ORGANIZATION EVENT CENTER (COLLEGE & UNIVERSITY REVENUE)                      5.00       07/01/2010         779,561
      800,000   CALIFORNIA STATE VETERANS BONDS SERIES BG (TAX REVENUE, FIRST SECURITY
                BANK LOC)                                                                     5.15       12/01/2015         829,944
      900,000   CALIFORNIA STATEWIDE CDA SS.+/-                                                3.85       05/15/2029         900,000
    1,000,000   CALIFORNIA STATEWIDE CDA DISPOSAL REPUBLIC SERVICES SERIES A (SOLID
                WASTE REVENUE)                                                                4.95       12/01/2012       1,042,280
      500,000   CALIFORNIA STATEWIDE CDA HEALTH FACILITIES (LEASE REVENUE, MBIA
                INSURED)                                                                      5.50       09/01/2014         545,880
    1,000,000   CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA PROJECT (GO -
                STATES, TERRITORIES)                                                          4.60       11/01/2013       1,001,110
    1,000,000   CALIFORNIA STATEWIDE CDA IRVINE APARTMENT COMMUNITIES SERIES A3
                (HOUSING REVENUE)SS.+/-                                                       5.10       05/15/2025       1,029,720
      500,000   CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES E (HCFR)SS.+/-              4.70       11/01/2036         510,770
      700,000   CALIFORNIA STATEWIDE CDA MULTIFAMILY CORPORATION FUND FOR HOUSING A
                PREREFUNDED (HOUSING REVENUE)SS.                                              6.50       12/01/2029         771,211
      925,000   CALIFORNIA STATEWIDE CDA QUAIL RIDGE APARTMENTS SERIES E1 (HOUSING
                REVENUE)                                                                      4.25       07/01/2012         910,663
      550,000   CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATIONSS.+/-                  4.20       12/01/2028         550,000
    1,390,000   CALIFORNIA STATEWIDE CDA SHERMAN OAKS PROJECT SERIES A (OTHER REVENUE,
                AMBAC INSURED)                                                                5.50       08/01/2011       1,469,119
    1,000,000   CALIFORNIA STATEWIDE CDA SOUTHERN CA EDUCATION COMMUNITY SERIES A
                (IDR, XLCA INSURED)SS.+/-                                                     4.10       04/01/2028       1,024,360
    1,000,000   CALIFORNIA STATEWIDE CDA SOUTHERN CA EDUCATION COMMUNITY SERIES D
                (IDR, FGIC INSURED)SS.+/-                                                     4.25       11/01/2033       1,029,150
      505,000   CALIFORNIA UNIVERSITY OF THE PACIFIC (COLLEGE & UNIVERSITY REVENUE)           4.10       11/01/2010         514,428

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    CALIFORNIA LIMITED-TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$   1,000,000   CENTRAL VALLEY CA FINANCING AUTHORITY CARSON ICE GENERAL PROJECT
                (ELECTRIC REVENUE, MBIA INSURED)#                                             5.25%      07/01/2010    $  1,033,740
      650,000   COMPTON CA SOLID WASTE MANAGEMENT FACILITIES (SOLID WASTE
                REVENUE)                                                                      4.80       08/01/2020         674,466
    1,605,000   COMPTON CA UNION SCHOOL DISTRICT ELECTION 2002 SERIES D PREREFUNDED
                (PROPERTY TAX REVENUE, AMBAC INSURED)^                                        3.91       06/01/2014       1,204,344
    2,800,000   COMPTON CA UNION SCHOOL DISTRICT SERIES B (PROPERTY TAX REVENUE, MBIA
                INSURED)SS.                                                                   5.50       06/01/2025       3,143,728
    1,000,000   CONTRA COSTA COUNTY CA MERRITHEW MEMORIAL HOSPITAL PROJECT
                (LEASE REVENUE, MBIA INSURED)                                                 5.25       11/01/2010       1,032,710
      500,000   CONTRA COSTA COUNTY CA PLEASANT HILL BART SERIES A
                (MFHR, GIC RABOBANK NEDERLAND LOC)SS.+/-                                      3.95       04/15/2046         500,250
    1,200,000   CONTRA COSTA COUNTY CA SERIES K (WATER REVENUE, FIRST SECURITY BANK LOC)      5.00       10/01/2009       1,246,512
      235,000   DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY FRANCISCAN ACQUISITION
                PROJECT SERIES A (HOUSING REVENUE)                                            5.00       12/15/2010         239,557
    1,000,000   DINUBA CALIFORNIA REDEVELOPMENT AGENCY MERGED CITY REDEVELOPMENT #2
                (TAX INCREMENTAL REVENUE)                                                     4.40       10/01/2011       1,000,830
      300,000   ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY (LEASE REVENUE, AMBAC
                INSURED)^                                                                     6.07       09/01/2010         240,963
      885,000   ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY (LEASE REVENUE, AMBAC
                INSURED)^                                                                     6.20       09/01/2011         665,662
      225,000   FIREBAUGH-LAS DELTAS USD CA (PROPERTY TAX REVENUE, FGIC INSURED)              4.25       08/01/2013         234,686
      655,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION ENHANCED ASSET BACKED
                SERIES B (OTHER REVENUE)                                                      5.00       06/01/2012         698,125
    1,145,000   GROSSMONT CUYAMACA CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX REVENUE,
                FGIC INSURED)SS.+/-                                                           3.91       08/01/2024       1,145,000
      500,000   INDUSTRY CALIFORNIA URBAN DEVELOPMENT AGENCY (TAX ALLOCATION REVENUE,
                MBIA INSURED)                                                                 5.38       05/01/2012         505,970
      630,000   INDUSTRY CALIFORNIA URBAN DEVELOPMENT AGENCY (TAX INCREMENTAL REVENUE,
                MBIA INSURED)                                                                 5.50       05/01/2016         640,943
    3,550,000   INLAND EMPIRE CA SOLID WASTE FINANCING AUTHORITY LANDFILL IMPORTANT
                PROJECT SERIES B (LEASE REVENUE, FIRST SECURITY BANK LOC)                     6.25       08/01/2011       3,737,476
    1,000,000   KERN CALIFORNIA HIGH SCHOOL DISTRICT SERIES A (PROPERTY TAX REVENUE,
                MBIA INSURED)                                                                 6.40       08/01/2013       1,107,060
    2,100,000   LA QUINTA CA FINANCE AUTHORITY LOC AGENCY ROCS RR II R 412X (TAX
                INCREMENTAL REVENUE, AMBAC INSURED)SS.+/-                                     3.91       09/01/2034       2,100,000
      500,000   LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF CANYON (SPECIAL
                TAX REVENUE)                                                                  5.35       09/01/2010         516,510
      230,000   LOS ANGELES CA (ELECTRIC REVENUE, MBIA INSURED)                               4.75       08/15/2011         230,198
      455,000   LOS ANGELES CA HOLLYWOOD PRESBYTERIAN MEDICAL CENTER (LEASE REVENUE,
                INDLC)                                                                        9.63       07/01/2013         538,925
      710,000   LOS ANGELES COUNTY CA PUBLIC WORKS SERIES A (OTHER REVENUE, MBIA
                INSURED)                                                                      5.00       10/01/2016         724,378
      500,000   LOS ANGELES COUNTY CA TRANSPORTATION COMMISSION SERIES B (SALES TAX
                REVENUE)                                                                      6.50       07/01/2010         527,105
    1,000,000   NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE TRANSFER
                FACILITY (SOLID WASTE REVENUE)                                                5.10       02/15/2011       1,016,400
    1,500,000   NEW HAVEN CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)             12.00       08/01/2013       2,220,645
    1,400,000   NORTHERN CA TRANSMISSION CALIFORNIA-OREGON TRANSMISSION PROJECT SERIES
                A (POWER REVENUE, MBIA INSURED)                                               7.00       05/01/2013       1,616,552
      290,000   PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL AIRPORT (AIRPORT
                REVENUE)                                                                      5.10       07/01/2012         291,351
      410,000   PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL AIRPORT (AIRPORT
                REVENUE)                                                                      5.20       07/01/2013         413,735
      430,000   PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL AIRPORT (AIRPORT
                REVENUE)                                                                      5.30       07/01/2014         437,181
      500,000   POWAY CALIFORNIA REDEVELOPMENT AGENCY TAX ALLOCATION PAGUAY
                REDEVELOPMENT PROJECT SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)        5.25       06/15/2017         542,970
      825,000   RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL REVENUE)          4.50       09/01/2012         846,252
      985,000   SALINAS VALLEY CA SOLID WASTE AUTHORITY (SOLID WASTE REVENUE, AMBAC
                INSURED)                                                                      5.00       08/01/2012       1,038,801
    1,000,000   SAN DIEGO CA COMMON TRUST FUNDS UNDIVIDED INTEREST (WATER REVENUE, FGIC
                INSURED)                                                                      5.00       08/01/2017       1,029,130
      790,000   SAN FRANCISCO CA AIRPORT IMPROVEMENT UNITED AIRLINES INCORPORATED
                PROJECT (AIRPORT REVENUE)                                                     8.00       07/01/2013         902,480
      270,000   SAN JACINTO CA COMMUNITY FACILITIES DISTRICT #2 SERIES A (SPECIAL TAX
                REVENUE)                                                                      3.85       09/01/2009         267,052

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

    CALIFORNIA LIMITED-TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$   1,000,000   SAN JOSE CA AIRPORT REVENUE SERIES A (AIRPORT REVENUE, FIRST SECURITY
                BANK LOC)                                                                     5.38%      03/01/2018    $  1,083,350
    1,290,000   SOUTHEAST RESTORATION RECOVERY FACILITIES AUTHORITY SERIES A (LEASE
                REVENUE, AMBAC INSURED)                                                       5.25       12/01/2016       1,406,229
       85,000   SWEETWATER CA HIGH SCHOOL DISTRICT PFA SPECIAL TAX SERIES B (SPECIAL
                TAX REVENUE)                                                                  3.50       09/01/2007          84,864
      325,000   TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE, FIRST SECURITY
                BANK LOC)                                                                     8.00       08/01/2011         383,919
      345,000   TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE, FIRST SECURITY
                BANK LOC)                                                                     8.00       08/01/2012         420,044
      365,000   TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE, FIRST SECURITY
                BANK LOC)                                                                     6.00       08/01/2013         415,001
       85,000   TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE, FIRST SECURITY
                BANK LOC)                                                                     4.00       08/01/2014          86,716
      415,000   TRINITY COUNTY CA PUBLIC UTILITIES DISTRICT DISTRIBUTION FACILITIES
                (LEASE REVENUE, AMBAC INSURED)                                                5.00       04/01/2012         438,701
      245,000   WHITTIER CA PFA GREENLEAF AVENUE WHITTIER REDEVELOPMENT SERIES A (LEASE
                REVENUE)                                                                      5.00       11/01/2012         255,253

                                                                                                                         69,071,445
                                                                                                                       ------------

PUERTO RICO - 1.20%
      805,000   PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENTS (PROPERTY TAX REVENUE,
                MBIA INSURED)                                                                 5.75       07/01/2020         860,151
                                                                                                                       ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $69,382,759)                                                                         69,931,596
                                                                                                                       ------------

SHARES

SHORT-TERM INVESTMENTS - 1.02%
      729,693   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~++                                             729,693
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $729,693)                                                                                729,693
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $70,112,452)*                                 98.88%                                                             $ 70,661,289
OTHER ASSETS AND LIABILITIES, NET                    1.12                                                                   796,974
                                                   ------                                                              ------------
TOTAL NET ASSETS                                   100.00%                                                             $ 71,458,263
                                                   ======                                                              ============

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $729,693.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                              VALUE
INVESTMENT COMPANIES - 1.19%
       54,600   BLACKROCK CALIFORNIA INSURED MUNICIPAL 2008 TERM TRUST INCORPORATED                                    $    837,564
       39,300   BLACKROCK MUNIYIELD CALIFORNIA FUND                                                                         548,235
      164,378   BLACKROCK MUNIYIELD CALIFORNIA INSURED FUND                                                               2,330,880
      127,740   VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST                                                        2,031,066

TOTAL INVESTMENT COMPANIES (COST $5,410,385)                                                                              5,747,745
                                                                                                                       ------------

PRINCIPAL                                                                                INTEREST RATE  MATURITY DATE
MUNICIPAL BONDS & NOTES - 97.54%

CALIFORNIA - 96.70%
$   4,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CHANNING HOUSE
                (NURSING HOME REVENUE)                                                        5.50%      02/15/2029       4,164,480
    2,180,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SCHOOL OF MECHANIC
                ARTS (EDUCATIONAL FACILITIES REVENUE)                                         5.30       10/01/2032       2,286,842
    1,500,000   ABC USD CAPITAL APPRECIATION SERIES B (PROPERTY TAX REVENUE, FGIC
                INSURED)^                                                                     4.19       08/01/2018         927,660
    2,000,000   ACALANES CA UNION HIGH SCHOOL DISTRICT (FIRST SECURITY BANK LOC)              5.25       08/01/2025       2,180,140
    4,345,000   AZTEC CA SHOPS LIMITED SAN DIEGO STATE UNIVERSITY (COLLEGE & UNIVERSITY
                REVENUE)                                                                      5.88       09/01/2020       4,610,523
    2,000,000   BAY AREA TOLL AUTHORITY CALIFORNIA TOLL BRIDGE SAN FRANCISCO BAY AREA
                SERIES B2 (TOLL ROAD REVENUE, XLCA INSURED)SS.+/-                             3.69       04/01/2045       2,000,000
    3,190,000   BELMONT CA COMMUNITY FACILITIES SPECIAL TAX DISTRICT #2000-1 LIBRARY
                PROJECT SERIES A (TAX INCREMENTAL REVENUE, AMBAC INSURED)                     5.75       08/01/2030       3,941,979
    5,000,000   BERKELEY CA USD ELECTION 2000 (PROPERTY TAX REVENUE, FIRST SECURITY
                BANK LOC)                                                                     5.00       08/01/2027       5,253,150
    2,000,000   BRENTWOOD CA INFRASTRUCTURE FINANCING AUTHORITY (LEASE REVENUE,
                FIRST SECURITY BANK LOC)                                                      4.75       09/02/2024       2,067,440
    1,500,000   CABRILLO CA USD SERIES A (PROPERTY TAX REVENUE, AMBAC INSURED)^               4.32       08/01/2021         804,075
    4,000,000   CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HCFR)                           5.00       03/01/2028       4,117,360
    3,000,000   CALIFORNIA CASA COLINA PROJECT (HCFR)                                         6.00       04/01/2022       3,221,340
      250,000   CALIFORNIA HEALTH CATHOLIC SERIES A (HCFR, AMBAC INSURED)                     5.75       07/01/2015         252,505
    2,250,000   CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES I (HOUSING
                REVENUE)                                                                      4.60       08/01/2021       2,274,930
    5,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J. DAVID
                GLADSTONE INSTITUTE PROJECT (HCFR)                                            5.25       10/01/2034       5,222,700
    5,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK PREREFUNDED
                (LEASE REVENUE, MBIA INSURED)SS.                                              5.50       06/01/2025       5,362,450
    1,285,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY CANCER CENTER OF SANTA BARBARA
                (HOSPITAL REVENUE, RADIAN INSURED)                                            5.00       06/01/2031       1,347,952
    1,500,000   CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B (COLLEGE &
                UNIVERSITY REVENUE)                                                           5.13       04/01/2017       1,534,980
    1,000,000   CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B (COLLEGE &
                UNIVERSITY REVENUE)                                                           5.25       04/01/2024       1,023,370
    2,000,000   CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B (COLLEGE &
                UNIVERSITY REVENUE)                                                           6.75       06/01/2030       2,157,680
    7,000,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY HOME BUYERS FUND
                SINGLE FAMILY (SFMR, GNMA INSURED)                                            5.40       06/01/2048       7,456,190
    5,000,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY HOME BUYERS SINGLE
                FAMILY SERIES 1 (HOUSING REVENUE)                                             5.50       08/01/2047       5,368,000
      115,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE BACKED
                SECURITIES PROGRAM SERIES B (HOUSING REVENUE, GNMA INSURED)                   6.25       12/01/2031         117,338
      140,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE BACKED
                SECURITIES PROGRAM SERIES B5 (HOUSING REVENUE, GNMA INSURED)SS.+/-            6.35       12/01/2029         142,982
      210,000   CALIFORNIA SMALL FACILITY LOAN SERIES A (HCFR, CALIFORNIA MORTGAGE
                INSURED)                                                                      6.75       03/01/2020         210,452
    1,090,000   CALIFORNIA SPECIAL DISTRICT ASSOCIATION FINANCE CORPORATION PROGRAM
                SERIES MM (LEASE REVENUE)                                                     5.50       06/01/2021       1,108,868

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$   3,595,000   CALIFORNIA STATE (EDUCATIONAL FACILITIES REVENUE)                             5.00%      02/01/2025    $  3,777,914
    5,000,000   CALIFORNIA STATE (GO - BOND BANK)                                             5.13       06/01/2022       5,221,650
    5,000,000   CALIFORNIA STATE (GO)                                                         5.00       03/01/2025       5,305,500
      450,000   CALIFORNIA STATE (GO- STATES, TERRITORIES, AMBAC INSURED)                     5.25       12/01/2024         473,891
   14,880,000   CALIFORNIA STATE (PROPERTY TAX REVENUE)                                       4.75       03/01/2034      15,198,878
    3,325,000   CALIFORNIA STATE DEPARTMENT VETERAN AFFAIRS HOME PURCHASE SERIES A
                (OTHER REVENUE)                                                               4.80       12/01/2027       3,412,481
    3,000,000   CALIFORNIA STATE DEPARTMENT VETERAN AFFAIRS HOME PURCHASE SERIES A
                (OTHER REVENUE, AMBAC INSURED)                                                5.30       12/01/2021       3,215,550
    5,000,000   CALIFORNIA STATE DWR SERIES J2 (WATER REVENUE)                                6.00       12/01/2007       5,109,550
    4,550,000   CALIFORNIA STATE PREREFUNDED (OTHER REVENUE, AMBAC INSURED)SS.                5.25       12/01/2024       4,824,411
    2,000,000   CALIFORNIA STATE PUBLIC WORKS BOARD (LEASE REVENUE, AMBAC INSURED)            5.00       01/01/2021       2,146,860
    3,500,000   CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED SENIOR
                AUXILIARY ORGANIZATION EVENT CENTER PREREFUNDED (COLLEGE & UNIVERSITY
                REVENUE)SS.                                                                   6.00       07/01/2022       3,943,030
    4,255,000   CALIFORNIA STATEWIDE CDA CATHOLIC WEST PREREFUNDED (HCFR)SS.                  6.50       07/01/2020       4,695,520
    1,745,000   CALIFORNIA STATEWIDE CDA CATHOLIC WEST UNREFUNDED BALANCE (HCFR)              6.50       07/01/2020       1,903,952
    2,505,000   CALIFORNIA STATEWIDE CDA CEDARS SINAI MEDICAL CENTER (HCFR)                   6.50       08/01/2012       2,665,295
    2,000,000   CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL LOS ANGELES (HCFR, MBIA
                INSURED)                                                                      5.25       08/15/2029       2,086,320
    2,000,000   CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL LOS ANGELES (HCFR, MBIA
                INSURED)                                                                      5.25       08/15/2029       2,086,320
    5,000,000   CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES B (HOSPITAL REVENUE)        5.25       03/01/2045       5,295,550
    2,010,000   CALIFORNIA STATEWIDE CDA PIONEER PARK PROJECT SERIES T (HOUSING REVENUE,
                GNMA INSURED)                                                                 6.10       12/20/2035       2,115,806
    1,190,000   CALIFORNIA STATEWIDE CDA REFERENDUM INTERNATIONAL SCHOOL PENINSULA
                PROJECT (OTHER REVENUE)                                                       5.00       11/01/2016       1,222,511
    1,450,000   CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATIONSS.+/-                  4.20       12/01/2028       1,450,000
    4,210,000   CALIFORNIA STATEWIDE CDA SERIES B (WATER & WASTEWATER AUTHORITY REVENUE,
                FIRST SECURITY BANK LOC)                                                      5.25       10/01/2027       4,495,733
    4,700,000   CALIFORNIA STATEWIDE CDA THE INTERNEXT GROUP (HCFR)                           5.38       04/01/2017       4,804,857
    6,000,000   CALIFORNIA SUTTER HEALTH SERIES A (HCFR)                                      6.25       08/15/2031       6,571,440
    2,750,000   CALIFORNIA SUTTER HEALTH SERIES C (HCFR, FIRST SECURITY BANK LOC)             5.13       08/15/2022       2,824,250
    2,000,000   CALIFORNIA THE EPISCOPAL HOME (HCFR, CALIFORNIA MORTGAGE INSURED)             5.25       02/01/2021       2,093,380
    1,000,000   CAMPBELL CA UNION HIGH SCHOOL DISTRICT ELECTION OF 1999 (PROPERTY TAX
                REVENUE, FGIC INSURED)                                                        5.00       08/01/2032       1,049,700
      160,000   CAPITOL AREA DEVELOPMENT AUTHORITY SERIES A (LEASE REVENUE, MBIA
                INSURED)                                                                      6.50       04/01/2012         160,358
    1,080,000   CARSON CA RDA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)                5.25       10/01/2019       1,184,231
    1,140,000   CARSON CA RDA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)                5.25       10/01/2020       1,250,021
    5,000,000   CENTER USD CAPITAL APPRECIATION SERIES C (PROPERTY TAX REVENUE, MBIA
                INSURED)^                                                                     4.32       09/01/2021       2,670,700
    2,645,000   CENTRAL VALLEY CA SCHOOL DISTRICT FINANCING AUTHORITY GO PROGRAM SERIES
                A (EDUCATIONAL FACILITIES REVENUE, MBIA INSURED)                              6.45       02/01/2018       3,120,254
    3,000,000   CHICO PFA REDEVELOPMENT PROJECT AREA (TAX INCREMENTAL REVENUE, MBIA
                INSURED)                                                                      5.13       04/01/2021       3,158,400
    1,800,000   CHINO BASIN CA REGIONAL FINANCING AUTHORITY MUNICIPAL WATER DISTRICT
                SEWER SYSTEM PROJECT (SEWER REVENUE, AMBAC INSURED)                           6.00       08/01/2016       1,803,474
    2,100,000   CHINO VALLEY UNIVERSITY SCHOOL DISTRICT OF CALIFORNIA SERIES D
                (EDUCATIONAL FACILITIES REVENUE, FGIC INSURED)^                               4.26       08/01/2019       1,235,556
      830,000   COMPTON CA SOLID WASTE MANAGEMENT FACILITIES (SOLID WASTE REVENUE)            4.80       08/01/2020         861,241
      900,000   COMPTON CA UNION SCHOOL DISTRICT REFUNDING 2002 ELECTION SERIES D
                (PROPERTY TAX REVENUE, AMBAC INSURED)^                                        3.98       06/01/2015         645,903
      270,000   CONTRA COSTA COUNTY CA (HOUSING REVENUE, GNMA INSURED)                        7.75       05/01/2022         346,631
    5,000,000   CONTRA COSTA COUNTY CA HOME MANAGEMENT FINANCING AUTHORITY
                (OTHER REVENUE, MBIA INSURED)^                                                6.37       09/01/2017       2,561,500

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$     885,000   CONTRA COSTA COUNTY CA PFA PREREFUNDED PLEASANT HILL BART (TAX
                ALLOCATION REVENUE)SS.                                                        5.25%      08/01/2028    $    936,896
    4,615,000   CONTRA COSTA COUNTY CA PFA UNREFUNDED PLEASANT HILL BART (TAX
                ALLOCATION REVENUE)                                                           5.25       08/01/2028       4,754,927
    2,755,000   CONTRA COSTA COUNTY CA TRANSPORTATION AUTHORITY SERIES A (SALES TAX
                REVENUE)                                                                      6.50       03/01/2009       2,865,751
    1,035,000   DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY FRANCISCAN ACQUISITION
                PROJECT SERIES A (HOUSING REVENUE)                                            5.65       12/15/2019       1,106,995
    4,000,000   DUARTE CA RDA CAPITAL APPRECIATION SUB MERGED REDEVELOPMENT PROJECT
                (TAX INCREMENTAL REVENUE)^                                                    5.45       12/01/2016       2,346,040
    5,250,000   DUARTE CA SERIES A (HCFR)                                                     5.25       04/01/2024       5,394,323
    2,000,000   DUARTE CA SERIES A (HCFR, ACA INSURED)                                        5.25       04/01/2019       2,061,520
    3,300,000   EAST PALO ALTO CA UNIVERSITY CIRCLE GATEWAY 101 CORRIDOR PROJECT
                (TAX INCREMENTAL REVENUE)                                                     6.63       10/01/2029       3,558,489
    4,430,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CAPITAL
                APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)^                   4.73       09/01/2018       2,567,628
    5,185,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CAPITAL
                APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)^                   4.83       09/01/2019       2,831,373
    5,420,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CAPITAL
                APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)^                   4.93       09/01/2020       2,785,717
    1,525,000   EAST SIDE UNION HIGH SCHOOL DISTRICT CALIFORNIA SANTA CLARA COUNTY
                SERIES F (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                      5.00       08/01/2026       1,634,114
    2,500,000   EL MONTE CA DEPARTMENT OF PUBLIC SERVICES FACILITIES PROJECT PHASE II
                (LEASE REVENUE, AMBAC INSURED)                                                5.25       01/01/2034       2,608,025
      500,000   EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING (SPECIAL
                FACILITIES REVENUE)                                                           5.75       09/02/2014         510,645
    1,750,000   EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING (SPECIAL
                FACILITIES REVENUE)                                                           5.90       09/02/2021       1,786,138
    2,125,000   ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY CENTER FOR THE ARTS
                (LEASE REVENUE, AMBAC INSURED)                                                6.00       09/01/2018       2,136,709
    2,000,000   ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY CIVIC CENTER PROJECT
                SERIES B (LEASE REVENUE, AMBAC INSURED)                                       6.13       09/01/2011       2,127,980
    1,285,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A (TAX
                INCREMENTAL REVENUE)                                                          5.50       10/01/2017       1,340,435
    5,040,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A (TAX
                INCREMENTAL REVENUE)                                                          5.50       10/01/2027       5,184,043
    4,785,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A (TAX
                INCREMENTAL REVENUE)                                                          5.60       10/01/2027       4,995,875
    3,000,000   FONTANA CA USD SERIES C (PROPERTY TAX REVENUE, FGIC INSURED)#SS.              6.15       05/01/2020       3,085,650
      860,000   FRESNO CA STREET IMPROVEMENT PROJECT (LEASE REVENUE)                          6.63       12/01/2011         868,901
    1,570,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA ASSET BACKED
                SERIES A (EXCISE TAX REVENUE, AMBAC INSURED)                                  5.00       06/01/2029       1,631,057
    2,200,000   GOLDEN WEST CA SCHOOLS CAPITAL APPRECIATION SERIES A (OTHER REVENUE,
                MBIA INSURED)^                                                                3.98       08/01/2015       1,569,326
    1,300,000   GROSSMONT CUYAMACA CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX REVENUE,
                FGIC INSURED)SS.+/-                                                           3.91       08/01/2024       1,300,000
    2,500,000   HAWAIIAN GARDENS CA RDA (TAX INCREMENTAL REVENUE)                             6.00       12/01/2013       2,683,425
    4,375,000   HAWTHORNE CA SCHOOL DISTRICT (LEASE REVENUE, FIRST SECURITY BANK LOC)SS.      6.00       11/01/2025       4,787,213
    1,360,000   INDUSTRY CA PFA (OTHER REVENUE, AMBAC INSURED)                                4.88       07/01/2023       1,411,000
    1,240,000   INDUSTRY CA PFA (OTHER REVENUE, AMBAC INSURED)                                4.63       07/01/2025       1,272,600
    3,750,000   INDUSTRY CA URBAN DEVELOPMENT AGENCY CIVIC RECREATION INDIVIDUAL SERIES
                1 (TAX INCREMENTAL REVENUE, MBIA INSURED)                                     5.00       05/01/2017       3,811,988
      235,000   JAMUL-DULZURA CA UNION SCHOOL DISTRICT SERIES C (PROPERTY TAX REVENUE)        6.40       08/01/2016         235,475
    1,855,000   KERN CA HIGH SCHOOL DISTRICT REFERENDUM SERIES A (PROPERTY TAX REVENUE,
                MBIA INSURED)                                                                 6.50       02/01/2015       2,059,551
    3,225,000   KERN CA HIGH SCHOOL DISTRICT SERIES A (PROPERTY TAX REVENUE, MBIA
                INSURED)                                                                      6.50       08/01/2015       3,580,621
    2,000,000   KERN CA HIGH SCHOOL DISTRICT SERIES D (PROPERTY TAX REVENUE, MBIA
                INSURED)                                                                      5.60       08/01/2012       2,109,620
    1,905,000   LA QUINTA CA FINANCE AUTHORITY LOC AGENCY ROCS RR II R 412X
                (TAX INCREMENTAL REVENUE, AMBAC INSURED)SS.+/-                                3.91       09/01/2034       1,905,000

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$   4,000,000   LAKE ELSINORE CA PFA SERIES A (TAX INCREMENTAL REVENUE)                       5.50%      09/01/2030    $  4,140,560
    3,010,000   LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF CANYON (SPECIAL
                TAX REVENUE)                                                                  5.63       09/01/2016       3,109,571
    3,000,000   LONG BEACH CA FINANCING AUTHORITY (LEASE REVENUE, AMBAC INSURED)              6.00       11/01/2008       3,128,460
    1,500,000   LONG BEACH CA FINANCING AUTHORITY (LEASE REVENUE, AMBAC INSURED)              6.00       11/01/2017       1,724,130
    2,900,000   LOS ALTOS CA SCHOOL DISTRICT CAPITAL APPRECIATION ELECTION OF 1998
                SERIES B PREREFUNDED (PROPERTY TAX REVENUE, MBIA INSURED)^SS.                 4.80       08/01/2021       1,453,016
    2,750,000   LOS ANGELES CA DEPARTMENT OF WATER & POWER SERIES C (WATER REVENUE,
                MBIA INSURED)                                                                 5.25       07/01/2020       3,002,643
    2,135,000   MERCED CA UNION HIGH SCHOOL DISTRICT CAPITAL APPRECIATION SERIES A
                (PROPERTY TAX REVENUE, FGIC INSURED)^                                         4.19       08/01/2018       1,320,369
      805,000   MERCED COUNTY CA (LEASE REVENUE, FIRST SECURITY BANK LOC)                     6.00       10/01/2012         814,290
    1,500,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
                SERIES C1 (WATER REVENUE LOC)SS.+/-                                           3.85       07/01/2036       1,500,000
    1,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
                SERIES C2 (WATER REVENUE LOC)SS.+/-                                           3.75       07/01/2036       1,000,000
    4,375,000   MONROVIA CA RDA CENTRAL REDEVELOPMENT PROJECT AREA 1 (TAX INCREMENTAL
                REVENUE, AMBAC INSURED)                                                       5.00       05/01/2021       4,620,088
    1,080,000   NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE TRANSFER FACILITY
                (SOLID WASTE REVENUE)                                                         5.50       02/15/2013       1,107,443
    1,100,000   NATOMAS UNIVERSITY SCHOOL DISTRICT CALIFORNIA ELECTION 2002 SERIES B
                (PROPERTY TAX REVENUE, FGIC INSURED)                                          5.00       09/01/2028       1,168,266
    1,900,000   NORCO CA REDEVELOPMENT AGENCY (TAX INCREMENTAL REVENUE, AMBAC INSURED)        5.00       03/01/2026       2,008,148
    1,500,000   ONTARIO CA REDEVELOPMENT FINANCING AUTHORITY ONTARIO REDEVELOPMENT
                PROJECT #1 (SPECIAL TAX REVENUE, MBIA INSURED)                                6.00       08/01/2015       1,634,085
      500,000   ORANGE COUNTY CA REFERENDUM (AIRPORT REVENUE, MBIA INSURED)                   5.50       07/01/2011         513,770
   11,000,000   PALM SPRINGS CA (HOSPITAL REVENUE)^                                           4.36       04/15/2021       5,937,910
    3,000,000   PALMAR POMERADO HEALTH CA ELECTION OF 2004 SERIES A (PROPERTY TAX
                REVENUE, AMBAC INSURED)                                                       4.50       08/01/2029       2,999,880
      500,000   PALO VERDE CA COMMUNITY COLLEGE DISTRICT SCHOOL FACILITY IMPROVEMENT
                DISTRICT #2004-1 (COLLEGE & UNIVERSITY REVENUE, RADIAN INSURED)               4.50       08/01/2023         504,250
    1,730,000   PASADENA CA OLD PASADENA PARKING FACILITIES PROJECT (LEASE REVENUE)           6.25       01/01/2018       1,955,627
    2,045,000   PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE)                              5.75       10/01/2031       2,170,890
    1,030,000   PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)                5.25       10/01/2020       1,116,386
    5,500,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)                       6.25       12/01/2032       5,902,655
    2,000,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE, MBIA INSURED)         5.50       05/01/2019       2,281,540
    2,515,000   PLACENTIA CA RDA SERIES A (TAX INCREMENTAL REVENUE)                           5.85       08/01/2032       2,702,418
    1,155,000   POMONA CALIFORNIA PUBLIC FINANCING AUTHORITY SERIES AX%%                      5.00       02/01/2025       1,188,149
    1,205,000   POMONA CALIFORNIA PUBLIC FINANCING AUTHORITY SERIES AX%%                      5.00       02/01/2026       1,238,607
    2,680,000   PONOMA CA USD SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)                   6.55       08/01/2029       3,542,397
    2,000,000   PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE, FGIC INSURED)         5.50       11/01/2020       2,153,640
    5,000,000   PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE, FGIC INSURED)         5.00       11/01/2021       5,204,950
    3,605,000   PORT OF OAKLAND CALIFORNIA SERIES K (AIRPORT REVENUE, FGIC INSURED)           5.75       11/01/2029       3,823,283
    3,600,000   PORT OF REDWOOD CITY CA (HARBOR DEPARTMENT REVENUE)                           5.13       06/01/2030       3,667,500
    1,000,000   REDLANDS CA RDA PROJECT AREA SERIES A (TAX REVENUE, AMBAC INSURED)            4.63       08/01/2022       1,023,280
    1,345,000   RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL REVENUE)          4.88       09/01/2018       1,385,538
    1,000,000   RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL REVENUE)          5.00       09/01/2021       1,033,830
    1,100,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY SERIES A (LEASE REVENUE)         5.25       05/15/2013       1,112,166
    1,025,000   RIVERSIDE CA UNIVERSAL SCHOOL DISTRICT ELECTION 2001 SERIES B (PROPERTY
                TAX REVENUE, MBIA INSURED)                                                    4.38       08/01/2022       1,036,583
    8,595,000   RIVERSIDE COUNTY CA ASSET LEASING CORPORATION RIVERSIDE COUNTY HOSPITAL
                PROJECT (HCFR, MBIA INSURED)^                                                 4.50       06/01/2026       3,621,417

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$   2,045,000   RIVERSIDE COUNTY CA COP SERIES A (LEASE REVENUE, FGIC INSURED)                5.00%      11/01/2024    $  2,170,849
    3,990,000   ROCKLIN CA RDA ROCKLIN REDEVELOPMENT PROJECT SERIES A (TAX INCREMENTAL
                REVENUE)                                                                      5.50       09/01/2031       4,152,752
    1,115,000   ROSS CA ELEMENTARY SCHOOL DISTRICT ELECTION 2006 (PROPERTY TAX REVENUE,
                MBIA INSURED)                                                                 5.25       08/01/2026       1,212,139
    2,535,000   SACRAMENTO CA MUD SERIES A (ELECTRIC REVENUE, MBIA INSURED)                   6.25       08/15/2010       2,701,702
      300,000   SACRAMENTO CA MUD SERIES C (ELECTRIC REVENUE, FGIC INSURED)                   5.75       11/15/2008         302,862
      840,000   SACRAMENTO CA MUD SERIES F (ELECTRIC REVENUE)                                 5.38       12/01/2013         886,981
    2,870,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY VERANDAS APARTMENTS PROJECT
                SERIES H (HOUSING REVENUE, FNMA INSURED)                                      5.70       03/01/2034       2,987,182
    2,085,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY (SEWER
                REVENUE)SS.                                                                   4.75       12/01/2023       2,145,674
    2,500,000   SAN DIEGO CA RDA CENTRE (TAX INCREMENTAL REVENUE, FIRST SECURITY BANK
                LOC)^                                                                         4.38       09/01/2023       1,214,000
    1,060,000   SAN DIEGO CA RDA CENTRE CITY SUB PARKING SERIES B (PARKING FACILITIES
                REVENUE)                                                                      5.30       09/01/2020       1,098,934
    3,200,000   SAN DIEGO COUNTY CA BURNHAM INSTITUTE PROJECT (LEASE REVENUE)SS.              6.25       09/01/2029       3,446,496
    4,500,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMISSION SERIES A (SALES
                TAX REVENUE)                                                                  6.00       04/01/2008       4,567,590
    2,390,000   SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SECOND SERIES 15A
                (AIRPORT REVENUE, FIRST SECURITY BANK LOC)                                    5.00       05/01/2017       2,450,228
    2,500,000   SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SECOND SERIES 27B
                (AIRPORT REVENUE, FGIC INSURED)                                               5.00       05/01/2019       2,612,725
    5,460,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD (TOLL
                ROAD REVENUE)^                                                                4.18       01/01/2019       3,322,738
    5,055,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD (TOLL
                ROAD REVENUE)^                                                                4.30       01/01/2023       2,558,538
    6,000,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD (TOLL
                ROAD REVENUE)^                                                                4.32       01/01/2024       2,900,640
    5,000,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD (TOLL
                ROAD REVENUE)^                                                                4.35       01/01/2025       2,303,850
    4,000,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                PREREFUNDED (TOLL ROAD REVENUE)SS.                                            7.55       01/01/2008       4,238,000
    3,300,000   SAN JOSE CA CAPITAL ACCUMULATOR (HOUSING REVENUE, GEMIC INSURED)^             4.10       04/01/2016       2,267,628
    3,300,000   SAN JOSE CA EL PARADOR APARTMENTS PROJECT SERIES A (HOUSING REVENUE)          6.20       01/01/2041       3,525,093
    1,205,000   SAN JOSE CA USD (LEASE REVENUE, FIRST SECURITY BANK LOC)^                     4.32       01/01/2021         662,244
    1,310,000   SAN MARCOS CA PFA (STATE & LOCAL GOVERNMENTS)^                                3.92       01/01/2015         960,060
    1,300,000   SAN MARCOS CA PFA (STATE & LOCAL GOVERNMENTS)^                                4.20       01/01/2019         789,269
    5,020,000   SAN MARCOS CA SERIES A (GO - STATES, TERRITORIES)                             6.25       09/02/2022       6,121,137
    3,000,000   SANTA ANA CA FINANCING AUTHORITY INNER CITY COMMUTER SERIES C (LEASE
                REVENUE)                                                                      5.60       09/01/2019       3,127,200
    3,000,000   SANTA CLARA COUNTY CA HOUSING AUTHORITY BLOSSOM RIVER APARTMENTS SERIES
                A (HOUSING REVENUE)                                                           6.50       09/01/2039       3,062,340
    1,500,000   SHAFTER CA CDA REFERENDUM COMMUNITY DEVELOPMENT PROJECT AREA
                (TAX REVENUE, FIRST SECURITY BANK LOC)                                        5.00       11/01/2036       1,592,085
    1,970,000   SIMI VALLEY CA USD CAPITAL IMPROVEMENT PROJECTS (LEASE REVENUE, AMBAC
                INSURED)                                                                      5.25       08/01/2022       2,236,305
    1,000,000   SONOMA VALLEY CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)          6.00       07/15/2021       1,011,870
    1,765,000   SOUTH GATE CA PFA SOUTH GATE REDEVELOPMENT PROJECT #1
                (TAX INCREMENTAL REVENUE, XLCA INSURED)                                       5.25       09/01/2019       1,907,171
    1,000,000   SOUTH PASADENA CA USD SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)           5.55       11/01/2020       1,137,640
    3,000,000   SOUTHERN CA LOGISTICS AIRPORT AUTHORITY HOUSING SET ASIDE REVENUE
                (AIRPORT REVENUE, XLCA INSURED)                                               5.00       12/01/2036       3,161,190
    1,270,000   SOUTHERN CA PUBLIC POWER AUTHORITY (ELECTRIC REVENUE)                         6.75       07/01/2011       1,411,034
    5,690,000   SULPHUR SPRINGS CA UNION SCHOOL DISTRICT INTEREST ACCRUAL SERIES A
                (PROPERTY TAX REVENUE, MBIA INSURED)^                                         3.81       09/01/2013       4,423,292
    2,590,000   SWEETWATER CA UNIFIED HIGH SCHOOL DISTRICT PFA SPECIAL TAX REVENUE
                (SPECIAL TAX REVENUE, FIRST SECURITY BANK LOC)                                5.00       09/01/2026       2,739,158
    2,000,000   TORRANCE CA REDEVELOPMENT AGENCY REFERENDUM SERIES C (TAX ALLOCATION
                REVENUE, MBIA INSURED)                                                        5.45       09/01/2018       2,123,480
    5,490,000   UNION CITY CA COMMUNITY RDA SERIES A (SPECIAL FACILITIES REVENUE, AMBAC
                INSURED)                                                                      5.38       10/01/2034       5,849,979

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$   1,000,000   VENTURA COUNTY CA AREA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                AMBAC INSURED)                                                                5.05%      12/01/2026    $  1,037,510
    1,595,000   VERNON CA MALBURG GENERATING STATION PROJECT PREREFUNDED (ELECTRIC
                REVENUE)SS.                                                                   5.50       04/01/2021       1,634,747
    2,500,000   VISTA CA COMMUNITY DEVELOPMENT COMMISSION VISTA REDEVELOPMENT PROJECT
                AREA (TAX INCREMENTAL REVENUE)                                                5.88       09/01/2037       2,620,900
    1,135,000   WALNUT VALLEY CA USD SERIES C (PROPERTY TAX REVENUE, FGIC INSURED)            5.75       08/01/2015       1,137,134
    2,000,000   WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (TAX REVENUE, XLCA
                INSURED)                                                                      5.00       09/01/2034       2,207,880
      700,000   WESTMINSTER CA RDA ROSE GARDENS APARTMENT PROJECT SERIES A (HOUSING
                REVENUE)                                                                      6.50       08/01/2010         700,371
    2,395,000   WINDSOR CA JOINT POWERS FINANCING AUTHORITY WINDSOR CIVIC CENTER SERIES
                A (LEASE REVENUE, FIRST SECURITY BANK LOC)                                    5.38       10/01/2018       2,585,187
    1,600,000   YORBA LINDA CA RDA CAPITAL APPRECIATION REDEVELOPMENT SERIES A (SPECIAL
                TAX REVENUE, MBIA INSURED)^                                                   4.51       09/01/2019         909,865

                                                                                                                        468,052,438
                                                                                                                       ------------

PUERTO RICO - 0.84%
    3,800,000   CHILDREN'S TRUST FUND PUERTO RICO PREREFUNDEDSS.                              6.00       07/01/2010       4,097,844
                                                                                                                       ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $442,359,408)                                                                       472,150,282
                                                                                                                       ------------

SHARES

SHORT-TERM INVESTMENTS - 0.93%
    4,516,379   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~++                                           4,516,379
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,516,379)                                                                            4,516,379
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $452,286,172)*                                99.66%                                                             $482,414,406
OTHER ASSETS AND LIABILITIES, NET                    0.34                                                                 1,623,832
                                                   ------                                                              ------------
TOTAL NET ASSETS                                   100.00%                                                             $484,038,238
                                                   ======                                                              ============

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,516,379.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    COLORADO TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 100.50%

COLORADO - 100.50%
$   1,250,000   ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27 J BRIGHTON
                (PROPERTY TAX REVENUE, MBIA INSURED)SS.                                       5.50%      12/01/2019    $  1,352,700
    1,000,000   ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27 J BRIGHTON SERIES C
                (PROPERTY TAX REVENUE, MBIA INSURED)                                          5.38       12/01/2026       1,111,670
      500,000   ARAPAHOE COUNTY CO CENTENNIAL 25 METROPOLITAN DISTRICT (PROPERTY TAX
                REVENUE)                                                                      6.38       12/01/2016         508,385
    1,000,000   AURORA CO WOODRIDGE APARTMENTS PROJECT MFHRSS.+/-                             4.25       12/20/2040       1,000,140
      500,000   AURORA SINGLE TREE METROPOLITAN DISTRICT CO (PROPERTY TAX REVENUE)            5.50       11/15/2031         500,330
    1,000,000   BOULDER CO (WATER REVENUE)                                                    5.60       12/01/2017       1,064,610
    1,000,000   BOULDER COUNTY CO UNIVERSITY CORPORATION FOR ATMOSPHERIC PROJECT
                (OTHER REVENUE, MBIA INSURED)                                                 5.50       09/01/2020       1,071,650
      500,000   CASTLE PINES NORTH METRO DISTRICT COLORADO REFUNDED LIMITED TAX SERIES
                B (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                             5.00       12/01/2026         533,710
    1,250,000   COLORADO ECFA (OTHER REVENUE)                                                 5.25       06/01/2021       1,300,888
      885,000   COLORADO ECFA ACADEMY CHARTER SCHOOL PROJECT (PRIVATE SCHOOL REVENUE)SS.      6.25       12/15/2012         952,880
    3,750,000   COLORADO ECFA ALEXANDER DAWSON SCHOOL PROJECT (PRIVATE SCHOOL REVENUE)        5.30       02/15/2029       3,864,638
      500,000   COLORADO ECFA CEREBRAL PALSY PROJECT SERIES A (OTHER REVENUE)                 6.25       05/01/2036         515,090
      500,000   COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (OTHER REVENUE)++                  6.13       12/15/2035         517,120
    1,040,000   COLORADO ECFA CHARTER SCHOOL COLLEGIATE PROJECT (EDUCATIONAL FACILITIES
                REVENUE, XLCA INSURED)                                                        5.00       06/15/2019       1,104,782
      500,000   COLORADO ECFA CHARTER SCHOOL CORE KNOWLEDGE PROJECT PREREFUNDED (LEASE
                REVENUE)SS.                                                                   7.00       11/01/2029         544,750
    1,000,000   COLORADO ECFA CHARTER SCHOOL UNIVERSITY LAB SCHOOL PROJECT PREREFUNDED
                (PRIVATE SCHOOL REVENUE)SS.                                                   5.75       06/01/2016       1,082,040
      100,000   COLORADO ECFA JOHNSON & WALES UNIVERSITY PROJECT SERIES A
                (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)                                  5.00       04/01/2023         104,916
    1,445,000   COLORADO ECFA PARKER CORE CHARTER (EDUCATIONAL FACILITIES REVENUE, XLCA
                INSURED)                                                                      5.00       11/01/2024       1,526,397
    1,500,000   COLORADO ECFA PINNACLE CHARTER SCHOOL PROJECT PREREFUNDED (LEASE
                REVENUE)SS.                                                                   6.00       12/01/2021       1,652,490
    1,000,000   COLORADO ECFA PREREFUNDED (PRIVATE SCHOOL REVENUE)SS.                         7.13       12/15/2030       1,130,590
      600,000   COLORADO ECFA RENAISSANCE SCHOOL PROJECT (LEASE REVENUE)                      6.75       06/01/2029         586,422
      950,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY NATIONAL JEWISH
                FEDERAL BOARD SERIES B3 (HCFR, CITY NATIONAL BANK LOC)SS.+/-                  4.00       12/01/2034         950,000
    1,165,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES CHARTER SCHOOL COLLEGIATE
                PROJECT (EDUCATIONAL FACILITIES REVENUE, XLCA INSURED)                        5.25       06/15/2024       1,252,678
    1,040,000   COLORADO EXEMPLA INCORPORATED SERIES A (HCFR)                                 5.50       01/01/2023       1,101,183
      250,000   COLORADO HEALTH FACILITIES AUTHORITY INCOME PROJECT (HCFR, FIRST
                SECURITY BANK LOC)SS.+/-                                                      3.90       05/15/2024         250,000
    1,000,000   COLORADO HEALTH FACILITY AUTHORITY CATHOLIC HEALTH INITIATIVES SERIES A
                (HEALTH FACILITIES FINANCING AUTHORITY REVENUE)                               5.00       09/01/2041       1,041,990
      750,000   COLORADO HEALTH FACILITY AUTHORITY EVANGELICAL LUTHERAN PROJECT
                (HOSPITAL REVENUE)                                                            5.25       06/01/2031         790,425
    1,080,000   COLORADO HFA (HOUSING REVENUE)                                                4.80       05/01/2030       1,091,750
    3,175,000   COLORADO HFA (HOUSING REVENUE)SS.+/-(H)                                       6.45       04/01/2030       3,192,236
      330,000   COLORADO HFA SERIES A2 (HOUSING REVENUE)                                      6.50       08/01/2031         330,627
      130,000   COLORADO HFA SERIES A3 (HOUSING REVENUE)                                      6.50       05/01/2016         134,195
      735,000   COLORADO HFA SERIES A3 (HOUSING REVENUE)                                      5.25       05/01/2032         746,238
      550,000   COLORADO HFA SERIES B2 (HOUSING REVENUE)                                      6.10       08/01/2023         578,798
    1,295,000   COLORADO HFA SERIES B3 (HOUSING REVENUE)SS.+/-                                6.70       08/01/2017       1,340,688
      365,000   COLORADO HFA SERIES B3 (HOUSING REVENUE)                                      6.55       08/01/2033         377,198
      430,000   COLORADO HFA SERIES C3 (HOUSING REVENUE, FHA INSURED)                         6.38       08/01/2033         447,428
       45,000   COLORADO HFA SERIES D2 (HOUSING REVENUE, GO OF AUTHORITY)                     7.10       06/01/2014          46,220
      515,000   COLORADO HFA SERIES E3 (HOUSING REVENUE)                                      6.60       08/01/2017         521,927

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

    COLORADO TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
COLORADO (CONTINUED)
$   1,320,000   COLORADO MOUNTAIN JUNIOR COLLEGE DISTRICT STUDENT HOUSING FACILITIES
                (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)                                  5.00%      06/01/2023    $  1,394,065
      415,000   COLORADO NATIONAL JEWISH MEDICAL & RESEARCH CENTER (HCFR)                     5.00       01/01/2008         416,610
    2,000,000   COLORADO PARKVIEW MEDICAL CENTER PROJECT (HCFR)                               6.50       09/01/2020       2,192,280
    1,250,000   COLORADO SISTERS CHARITY HEALTHCARE SERIES A (HCFR, AMBAC INSURED)            6.25       05/15/2011       1,379,275
      900,000   COLORADO SPRINGS CO COLORADO COLLEGE PROJECT (COLLEGE & UNIVERSITY
                REVENUE)                                                                      4.38       06/01/2026         888,948
    1,500,000   COLORADO STATE COP (LEASE REVENUE, MBIA INSURED)                              5.00       11/01/2030       1,587,765
      500,000   COLORADO STEAMBOAT SPRINGS HEALTH PROJECT (HCFR)                              5.75       09/15/2022         517,370
      970,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER (WATER
                REVENUE)SS.                                                                   5.00       09/01/2019         992,911
      945,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER
                PREREFUNDED SERIES A (WATER REVENUE)SS.                                       5.13       09/01/2018         969,220
    1,410,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER SERIES A
                (WATER REVENUE)                                                               4.50       09/01/2024       1,431,178
       30,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER SERIES B
                (OTHER REVENUE)                                                               5.00       09/01/2019          30,596
       55,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER
                UNREFUNDED SERIES A (WATER REVENUE)                                           5.13       09/01/2018          56,221
    1,000,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY DRINKING WATER
                SERIES A (WATER REVENUE)                                                      5.50       09/01/2022       1,164,430
    1,810,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY SERIES A (WATER
                REVENUE)                                                                      4.88       09/01/2017       1,874,816
    1,000,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY SERIES A (WATER
                REVENUE)                                                                      5.00       09/01/2019       1,027,780
    1,000,000   DENVER CITY & COUNTY CO HELEN G. BONFILS FOUNDATION PROJECT SERIES B
                (RECREATIONAL FACILITIES REVENUE)                                             5.13       12/01/2017       1,010,510
    1,250,000   DENVER CO CITY & COUNTY SERIES A (AIRPORT REVENUE, XLCA INSURED)              5.00       11/15/2022       1,333,913
    1,500,000   DENVER CO CONVENTION CENTER (OTHER REVENUE, XLCA INSURED)                     5.00       12/01/2030       1,595,820
    1,475,000   DOUGLAS COUNTY CO PARKER HILLTOP PROJECT (HOUSING REVENUE, FHA INSURED)       5.35       08/01/2018       1,518,822
    1,000,000   DOUGLAS COUNTY CO SCHOOL DISTRICT #1 DOUGLAS & ELBERT COUNTIES
                (PROPERTY TAX REVENUE, FGIC INSURED)                                          5.75       12/15/2022       1,127,740
    1,000,000   DOUGLAS COUNTY CO SCHOOL DISTRICT #1 DOUGLAS AND ELBERT COUNTIES SERIES
                B (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)^                              3.99       12/15/2014         730,250
    2,500,000   E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION SERVICE B
                (OTHER REVENUE, MBIA INSURED)^                                                4.30       09/01/2020       1,397,400
    2,500,000   EL PASO COUNTY CO SCHOOL DISTRICT #11 COLORADO SPRINGS (PROPERTY TAX
                REVENUE, STATE AID WITHHOLDING)                                               7.10       12/01/2017       3,172,150
    1,500,000   ENGLEWOOD CO MARKS APARTMENTS PROJECT GUARANTEE AGREEMENT (HOUSING REVENUE)   6.65       12/01/2026       1,531,830
    1,000,000   FORT COLLINS CO SERIES A (LEASE REVENUE, AMBAC INSURED)                       5.38       06/01/2025       1,085,510
    1,200,000   GARFIELD COUNTY CO BUILDING CORPORATION (LEASE REVENUE, AMBAC INSURED)SS.     5.75       12/01/2019       1,281,732
    1,395,000   GARFIELD COUNTY CO SCHOOL DISTRICT #RE002 (PROPERTY TAX REVENUE,
                FIRST SECURITY BANK LOC)                                                      5.25       12/01/2021       1,499,025
    1,000,000   GLENDALE CO COP (LEASE REVENUE, XLCA INSURED)                                 5.00       12/01/2025       1,070,210
    1,165,000   GREEN VALLEY CO METROPOLITAN DISTRICT (PROPERTY TAX REVENUE, AMBAC INSURED)   5.75       12/01/2019       1,228,551
      525,000   HIGHLANDS RANCH METROPOLITAN DISTRICT #2 COLORADO PREREFUNDED
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.                            6.50       06/15/2011         585,391
      475,000   HIGHLANDS RANCH METROPOLITAN DISTRICT #2 COLORADO UNREFUNDED
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                               6.50       06/15/2011         529,454
      500,000   INVERNESS WATER & SANITATION DISTRICT COLORADO ARAPAHOE & DOUGLAS COUNTIES
                SERIES A (PROPERTY TAX REVENUE, RADIAN INSURED)                               4.60       12/01/2019         503,610
    1,500,000   JEFFERSON COUNTY CO COP (LEASE REVENUE, MBIA INSURED)                         4.50       12/01/2020       1,528,995
    3,000,000   JEFFERSON COUNTY CO SCHOOL DISTRICT #R001 (PROPERTY TAX REVENUE, MBIA
                INSURED)                                                                      6.50       12/15/2011       3,377,490
      500,000   LA JUNTA CO ARK VALLEY REGIONAL MEDICAL CENTER PROJECT (HCFR)                 6.00       04/01/2019         519,850

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    COLORADO TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
COLORADO (CONTINUED)
$   2,000,000   METEX CO METROPOLITAN DISTRICT SERIES A (PROPERTY TAX REVENUE, MBIA
                INSURED)                                                                      5.80%      12/01/2016    $  2,057,220
    1,000,000   MOUNTAIN VILLAGE METROPOLITAN DISTRICT COLORADO SAN MIQUEL CITY SERIES
                B (PROPERTY TAX REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)                4.75       12/01/2031       1,018,990
      790,000   NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER REVENUE)                6.50       12/01/2016         814,300
      230,000   PUEBLO CO PUBLIC PARKING LEASE PURCHASE & SUBLEASE (LEASE REVENUE)            6.90       07/01/2015         232,730
      600,000   SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER REVENUE)          7.38       09/01/2010         667,974
    1,000,000   SUPERIOR METROPOLITAN DISTRICT #1 COLORADO SPECIAL REVENUE (WATER &
                WASTEWATER AUTHORITY REVENUE, AMBAC INSURED)                                  5.00       12/01/2028       1,062,050
      300,000   UNIVERSITY OF COLORADO HOSPITAL AUTHORITY REVENUE (COLLEGE & UNIVERSITY
                REVENUE LOC)SS.+/-                                                            3.90       11/15/2035         300,000
    1,730,000   UNIVERSITY OF NORTHERN COLORADO AUXILIARY FACILITIES SYSTEM (COLLEGE &
                UNIVERSITY REVENUE, AMBAC INSURED)                                            5.50       06/01/2019       1,846,445
    2,030,000   VISTA RIDGE METROPOLITAN DISTRICT COLORADO SERIES A
                (PROPERTY TAX REVENUE, RADIAN INSURED)                                        5.00       12/01/2036       2,122,020

                                                                                                                         88,893,226
                                                                                                                       ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $84,908,007)                                                                         88,893,226
                                                                                                                       ------------

SHARES

SHORT-TERM INVESTMENTS - 0.76%
      674,077   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~++                                             674,077
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $674,077)                                                                                674,077
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $85,582,084)*                                101.26%                                                             $ 89,567,303
OTHER ASSETS AND LIABILITIES, NET                   (1.26)                                                               (1,110,511)
                                                   ------                                                              ------------
TOTAL NET ASSETS                                   100.00%                                                             $ 88,456,792
                                                   ======                                                              ============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $674,077.

(H) UNDERLYING SECURITY IN INVERSE FLOATER STRUCTURE. THIS SECURITY HAS BEEN SEGREGATED AS COLLATERAL FOR FLOATING RATE NOTES ISSUED. SEE NOTE 2.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

    MINNESOTA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 99.04%

CALIFORNIA - 0.27%
$     410,000   WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (TAX REVENUE, XLCA INSURED)   5.00%      09/01/2034    $    452,615
                                                                                                                       ------------

MINNESOTA - 97.65%
      200,000   ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HCFR)                         4.70       11/01/2016         201,068
      200,000   ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HCFR)                         4.75       11/01/2017         200,950
      200,000   ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HCFR)                         4.80       11/01/2018         201,030
      200,000   ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HCFR)                         4.85       11/01/2019         201,028
    1,375,000   ANOKA COUNTY AIRPORT IMPROVEMENT SERIES C (AIRPORT REVENUE, XLCA
                INSURED)                                                                      5.00       02/01/2033       1,438,209
    2,845,000   ANOKA-HENNEPIN MN INDEPENDENT SCHOOL DISTRICT #11 SERIES A (PROPERTY
                TAX REVENUE, FIRST SECURITY BANK LOC)                                         5.00       02/01/2018       2,968,701
      650,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A (HOUSING
                REVENUE)                                                                      7.15       01/01/2020         688,740
    1,500,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A (HOUSING
                REVENUE)                                                                      7.25       01/01/2032       1,584,540
    3,000,000   BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 SERIES B (PROPERTY TAX
                REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                              5.00       02/01/2016       3,112,740
    2,900,000   BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 SERIES B (PROPERTY TAX
                REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                              5.00       02/01/2019       3,008,982
    3,000,000   BRECKENRIDGE MN CATHOLIC HEALTH INITIATIVES SERIES A (HCFR)                   5.00       05/01/2030       3,132,720
      185,000   BUFFALO MN HOUSING & RDA PUBLIC FACILITY BUFFALO WILD MARSH GOLF COURSE
                (LEASE REVENUE)                                                               4.38       05/01/2024         181,790
    1,000,000   CHASKA MN GENERATING FACILITIES SERIES A (ELECTRIC REVENUE)                   5.25       10/01/2025       1,074,680
      750,000   CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES A (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)                                             5.70       02/01/2017         781,853
      945,000   CHASKA MN SERIES A PREREFUNDED (ELECTRIC REVENUE)SS.                          5.63       10/01/2014       1,009,544
      995,000   CHASKA MN SERIES A PREREFUNDED (ELECTRIC REVENUE)SS.                          5.70       10/01/2015       1,065,555
    1,000,000   CUYUNA RANGE MN HOSPITAL DISTRICT SERIES A (HCFR)                             6.00       06/01/2019       1,021,330
      999,819   DAKOTA COUNTY COMMUNITY MN COMMUNITY DEVELOPMENT AGENCY (SFMR,
                GNMA INSURED)                                                                 5.30       12/01/2039       1,067,357
      155,000   EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)SS.                         5.90       02/01/2015         163,365
      255,000   EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)SS.                         6.00       02/01/2018         269,497
      300,000   EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)SS.                         6.10       02/01/2021         317,880
    1,000,000   ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES A (PROPERTY TAX
                REVENUE, MBIA INSURED)                                                        5.00       02/01/2018       1,048,100
      580,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)                   5.10       09/01/2014         610,467
      605,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)                   5.20       09/01/2015         638,015
      560,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)                   5.30       09/01/2016         592,211
      700,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT PREREFUNDED (LEASE
                REVENUE)SS.                                                                   7.20       04/01/2016         790,363
      600,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT PREREFUNDED (LEASE
                REVENUE)SS.                                                                   7.40       04/01/2021         682,098
      585,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT PREREFUNDED (LEASE
                REVENUE)SS.                                                                   7.50       04/01/2031         667,310
    2,470,000   GOLDEN VALLEY MN CALVARY CENTER APARTMENTS (MULTI-FAMILY HOUSING
                REVENUE, GOVERNMENT NATIONAL MORTGAGE ASSOCIATION)                            4.85       12/20/2041       2,476,743
    1,075,000   HIBBING MN DULUTH CLINIC LIMITED PREREFUNDED (HCFR, FIRST SECURITY BANK
                LOC)SS.                                                                       5.50       11/01/2013       1,189,552
    2,785,000   ITASCA COUNTY MN INDEPENDENT SCHOOL DISTRICT #318 (PROPERTY TAX REVENUE,
                FIRST SECURITY BANK LOC)                                                      5.00       02/01/2017       2,932,967
    1,735,000   LAKE SUPERIOR MN INDEPENDENT SCHOOL DISTRICT #381 SERIES A (PROPERTY
                TAX REVENUE, FIRST SECURITY BANK LOC)#                                        5.00       04/01/2019       1,849,857
    1,000,000   MAPLE GROVE MN SERIES A (PROPERTY TAX REVENUE)                                5.00       02/01/2027       1,075,430
      360,000   MARSHALL MN AVERA MARSHALL REGIONAL MEDICAL CENTER PROJECT (HOSPITAL
                REVENUE)                                                                      4.50       11/01/2014         365,519

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    MINNESOTA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
MINNESOTA (CONTINUED)
$     375,000   MARSHALL MN AVERA MARSHALL REGIONAL MEDICAL CENTER PROJECT (HOSPITAL
                REVENUE)                                                                      4.50%      11/01/2015    $    380,805
    2,600,000   MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMISSION SERIES A
                (AIRPORT REVENUE, AMBAC INSURED)                                              5.00       01/01/2035       2,734,758
      500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS OBLIGATION
                GROUP PROJECT (HCFR)                                                          5.25       12/01/2016         526,695
      500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS OBLIGATION
                GROUP PROJECT (HCFR)                                                          5.63       12/01/2022         534,960
      600,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS OBLIGATION
                GROUP PROJECT (HCFR)                                                          5.88       12/01/2029         650,064
    4,660,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION SUBSERIES C
                (AIRPORT REVENUE, FGIC INSURED)                                               5.25       01/01/2021       4,933,728
    1,000,000   MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A (HCFR)                          6.00       11/15/2023       1,103,790
    3,700,000   MINNEAPOLIS MN FAIRVIEW HEALTH SERVICES (HCFR, AMBAC INSURED)                 5.00       11/15/2030       3,917,301
    1,000,000   MINNEAPOLIS MN GRANT PARK PROJECT (TAX INCREMENTAL REVENUE)                   5.35       02/01/2030       1,005,220
      530,000   MINNEAPOLIS MN LIMITED TAX SUPPORTED COMMON BOARD SERIES 1A (OTHER
                REVENUE)                                                                      4.75       12/01/2015         541,623
      555,000   MINNEAPOLIS MN LIMITED TAX SUPPORTED COMMON BOARD SERIES 1A (OTHER
                REVENUE)                                                                      4.80       12/01/2016         568,598
    2,495,000   MINNEAPOLIS MN OST ANTHONYS MILLS (MFHR, GNMA)                                5.25       06/20/2039       2,590,334
      500,000   MINNEAPOLIS MN ST. ANTHONY FALLS PROJECT (TAX INCREMENTAL REVENUE)            5.65       02/01/2027         509,080
       10,000   MINNEAPOLIS MN ST. MARYS HOSPITAL & REHABILITATION                           10.00       06/01/2013          12,018
    1,000,000   MINNEAPOLIS MN TAX INCREMENT REVENUE (TAX REVENUE)                            5.50       02/01/2022       1,014,590
    1,210,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD EVANGELICAL
                LUTHERAN PROJECT (HCFR)                                                       6.00       02/01/2022       1,309,353
    4,265,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH CARE SYSTEM
                PREREFUNDED SERIES A (ECONOMIC DEVELOPMENT REVENUE, MBIA INSURED)SS.          5.50       11/15/2017       4,417,431
    2,025,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH CARE SYSTEM
                SERIES A (HCFR)                                                               5.88       11/15/2010       2,156,281
    1,935,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH CARE SYSTEM
                SERIES A PREREFUNDED (ECONOMIC DEVELOPMENT REVENUE)SS.                        6.38       11/15/2022       2,135,234
    1,095,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH CARE SYSTEM
                UNREFUNDED SERIES A (ECONOMIC DEVELOPMENT REVENUE, MBIA INSURED)              5.50       11/15/2017       1,132,153
    1,000,000   MINNESOTA IRON RANGE RESOURCE & REHABILITATION GIANTS RIDGE RECREATION
                AREA (RECREATIONAL FACILITIES REVENUE)                                        7.25       11/01/2016       1,087,570
    2,000,000   MINNESOTA STATE COLLEGE AT ST. BENEDICT SERIES 4T (COLLEGE & UNIVERSITY
                REVENUE)                                                                      5.35       03/01/2020       2,017,180
    1,000,000   MINNESOTA STATE HFA SERIES B (HOSPITAL REVENUE, GO OF AGENCY)                 4.75       07/01/2026       1,010,460
      815,000   MINNESOTA STATE SERIES A (HOUSING REVENUE, MBIA INSURED)                      5.35       07/01/2017         837,633
      915,000   MINNESOTA STATE SERIES D2 (HOUSING REVENUE, AMBAC INSURED)                    5.80       07/01/2021         929,018
        5,000   MINNESOTA STATE SERIES E (HOUSING REVENUE, GO OF AGENCY)                      5.90       07/01/2025           5,078
      895,000   MINNESOTA STATE ST. MARYS UNIVERSITY SERIES 5E (COLLEGE & UNIVERSITY
                REVENUE)                                                                      6.75       03/01/2019         954,115
    1,100,000   MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 SERIES B (PROPERTY TAX
                REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                              5.65       02/01/2010       1,123,232
    1,650,000   MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 SERIES B (PROPERTY TAX
                REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                              5.75       02/01/2022       1,686,597
      505,000   MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A (HCFR)            5.20       12/01/2009         519,155
      725,000   MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A (HCFR)            5.40       12/01/2011         747,859
      500,000   MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A (HOUSING
                REVENUE)                                                                      5.30       12/01/2010         514,960
      995,000   MOORHEAD MN (HOUSING REVENUE, FHA INSURED)                                    7.10       08/01/2011       1,076,928
      250,000   MOOSE LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTH FACILITIES CROSSOVER
                SERIES A (HFFA REVENUE)                                                       5.00       12/01/2022         254,528
      750,000   MOOSE LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTH FACILITIES CROSSOVER
                SERIES A (HFFA REVENUE)                                                       5.10       12/01/2024         765,128

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

    MINNESOTA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
MINNESOTA (CONTINUED)
$   1,430,000   MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A (PROPERTY TAX
                REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                              5.38%      02/01/2017    $  1,518,960
    2,040,000   MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A (PROPERTY TAX
                REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                              5.38       02/01/2019       2,166,908
      560,000   MOUNTAIN IRON MN HOUSING & RDA NORTHEAST SERVICES COOP PROJECT SERIES A
                (LEASE REVENUE)                                                               6.25       10/01/2019         576,744
    1,000,000   NEW BRIGHTON MN SERIES A (TAX ALLOCATION REVENUE, MBIA INSURED)               5.00       02/01/2032       1,071,150
    2,000,000   NORTHERN MN MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, FIRST SECURITY
                BANK LOC)                                                                     5.40       01/01/2015       2,105,100
    1,000,000   NORTHERN MN MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, FIRST SECURITY
                BANK LOC)                                                                     5.30       01/01/2021       1,034,400
      360,000   OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE REVENUE)              5.90       02/01/2018         378,994
      455,000   OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE REVENUE)              6.00       02/01/2022         479,525
      500,000   PINE CITY MN LEASE REVENUE SERIES A (LEASE REVENUE)                           6.00       05/01/2026         507,445
      500,000   PINE CITY MN LEASE REVENUE SERIES A (LEASE REVENUE)                           6.25       05/01/2035         507,715
    1,000,000   PINE CITY MN NORTH BRANCH SERIES A (HCFR, GNMA INSURED)                       5.00       10/20/2047       1,038,990
    1,475,000   PINE COUNTY MN HOUSING & RDA PUBLIC PROJECT REVENUE (LEASE REVENUE)           5.00       02/01/2028       1,523,896
    1,890,000   RAMSEY MN CAPITAL IMPROVEMENT PLAN SERIES A (PROPERTY TAX REVENUE)            5.00       02/01/2017       1,995,783
      300,000   ROBBINSDALE MN ECONOMIC DEVELOPMENT AUTHORITY HOUSING PROJECT SERIES A
                (HOUSING REVENUE)SS.                                                          6.63       01/01/2019         321,741
    2,805,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX REVENUE,
                FIRST SECURITY BANK LOC)                                                      5.00       02/01/2019       2,952,683
    1,195,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX REVENUE,
                SCHOOL DISTRICT CREDIT PROGRAM INSURED)                                       5.60       02/01/2018       1,240,685
    2,900,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX REVENUE,
                SCHOOL DISTRICT CREDIT PROGRAM INSURED)                                       5.63       02/01/2020       3,012,317
      685,000   ROCHESTER MN HEALTHCARE FACILITIES REVENUE MAYO CLINIC (HOSPITAL
                REVENUE)                                                                      5.00       11/15/2031         721,113
    1,650,000   ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I (HCFR)              5.90       11/15/2009       1,746,674
    2,000,000   ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I (HCFR)              5.90       11/15/2010       2,152,920
    2,000,000   ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 SERIES A (PROPERTY TAX
                REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)^                             3.68       04/01/2009       1,842,500
    2,000,000   ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 SERIES A (PROPERTY TAX
                REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)^                             3.76       04/01/2011       1,707,520
    1,000,000   SHAKOPEE MN ST. FRANCIS REGIONAL MEDICAL CENTER (HCFR)                        5.25       09/01/2034       1,048,340
    5,000,000   SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE,
                MBIA INSURED)^                                                                4.24       01/01/2020       2,897,250
    1,775,000   SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (POWER REVENUE, MBIA
                INSURED)                                                                      4.25       01/01/2026       1,743,192
    1,335,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A (HCFR, FIRST
                SECURITY BANK LOC)                                                            5.75       05/01/2010       1,420,266
    1,750,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A (HCFR, FIRST
                SECURITY BANK LOC)                                                            5.38       05/01/2011       1,854,563
    4,875,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A (HCFR, FIRST
                SECURITY BANK LOC)                                                            5.75       05/01/2026       5,205,233
    2,025,000   ST. LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT #283 (PROPERTY TAX
                REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                              5.45       02/01/2013       2,093,465
    1,050,000   ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 (PROPERTY TAX REVENUE,
                FIRST SECURITY BANK LOC)                                                      5.00       02/01/2018       1,111,257
    2,000,000   ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 (PROPERTY TAX REVENUE,
                FIRST SECURITY BANK LOC)                                                      5.00       02/01/2019       2,116,680
      225,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY (HOUSING REVENUE)      5.00       02/01/2012         230,859
      200,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY (HOUSING REVENUE)      5.00       02/01/2013         205,836
      225,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY (HOUSING REVENUE)      5.00       02/01/2014         231,176

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    MINNESOTA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
MINNESOTA (CONTINUED)
$     200,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY (HOUSING REVENUE)      5.00%      02/01/2015    $    205,536
    1,700,000   ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT (HCFR)                     5.25       05/15/2018       1,735,122
    3,000,000   ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT (HCFR)                     5.30       05/15/2028       3,055,680
      650,000   ST. PAUL MN HOUSING & RDA SERIES A (LEASE REVENUE)                            5.75       09/01/2026         653,770
    2,500,000   ST. PAUL MN HOUSING & RDA ST. PAUL ACADEMY & SUMMIT SCHOOL PROJECT
                (PRIVATE SCHOOL REVENUE)                                                      5.50       10/01/2024       2,590,800
       95,000   STEELE COUNTY MN ELDERLY HOUSING PROJECT PREREFUNDED (HCFR)SS.                6.63       06/01/2020         101,519
       20,000   STEELE COUNTY MN ELDERLY HOUSING PROJECT UNREFUNDED (HCFR)                    6.63       06/01/2020          21,372
    1,000,000   TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL DISTRICT HEALTH
                CARE FACILITY LAKEWOOD (PROPERTY TAX REVENUE)                                 5.13       12/01/2024       1,043,940
    1,050,000   TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL DISTRICT HEALTH
                CARE FACILITY LAKEWOOD (PROPERTY TAX REVENUE)                                 5.25       12/01/2026       1,103,382
    1,000,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY REVENUE, GO OF
                UNIVERSITY)                                                                   5.75       07/01/2011       1,086,090
    2,795,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY REVENUE, GO OF
                UNIVERSITY)                                                                   5.75       07/01/2017       3,260,843
    7,285,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY REVENUE, GO OF
                UNIVERSITY)                                                                   5.50       07/01/2021       8,429,474
      400,000   VIRGINIA MN HOUSING & RDA (LEASE REVENUE)                                     5.13       10/01/2020         414,968
    2,085,000   VIRGINIA MN HOUSING & RDA HEALTHCARE FACILITY (LEASE REVENUE)                 5.25       10/01/2025       2,180,097
       25,000   WASHINGTON COUNTY MN HOUSING & RDA BRIAR POND SERIES A (HOUSING REVENUE,
                GNMA INSURED)                                                                 5.55       08/20/2028          25,609
      280,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY (ELECTRIC PLANT REVENUE, MBIA
                INSURED)                                                                      9.75       01/01/2016         398,656
    2,495,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE)#         6.38       01/01/2016       2,760,468
    1,195,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (POWER REVENUE, FIRST
                SECURITY BANK LOC)                                                            3.90       01/01/2017       1,189,121

                                                                                                                        165,331,975
                                                                                                                       ------------

PUERTO RICO - 0.28%
      400,000   COMMONWEALTH OF PUERTO RICO GOVERNMENT DEVELOPMENT BANK SENIOR NOTES
                SERIES B (OTHER REVENUE)                                                      5.00       12/01/2014         426,136
       20,000   PUERTO RICO ELECTRIC POWER AUTHORITY (ELECTRIC PLANT REVENUE, MBIA
                INSURED)                                                                      5.00       07/01/2016          21,967
       25,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II                                5.25       07/01/2022          26,989
        5,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES B (TOLL ROAD
                REVENUE, MBIA INSURED)                                                        5.25       07/01/2010           5,266

                                                                                                                            480,358
                                                                                                                       ------------

TEXAS - 0.84%
    1,440,000   COPPELL TEXAS INDEPENDENT SCHOOL DISTRICT SERIES B%%                          4.00       08/15/2017       1,433,534
                                                                                                                       ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $158,599,296)                                                                       167,698,482
                                                                                                                       ------------

SHARES

SHORT-TERM INVESTMENTS - 0.72%
    1,215,747   WELLS FARGO MINNESOTA TAX FREE TRUST~++                                                                   1,215,747
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,215,747)                                                                            1,215,747
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $159,815,043)*                                99.76%                                                             $168,914,229
OTHER ASSETS AND LIABILITIES, NET                    0.24                                                                   400,316
                                                   ------                                                              ------------
TOTAL NET ASSETS                                   100.00%                                                             $169,314,545
                                                   ======                                                              ============

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

    MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,215,747.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NATIONAL LIMITED-TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS & NOTES - 97.99%

ALABAMA - 1.17%
$   1,000,000   MONTGOMERY AL BMC SPECIAL CARE FACILITIES BAPTIST HEALTH SERIES A2
                PREREFUNDED (SPECIAL FACILITIES REVENUE, MBIA INSURED)^SS.                    3.93%      11/15/2015    $  1,029,170
                                                                                                                       ------------

ALASKA - 1.85%
      550,000   ALASKA ENERGY AUTHORITY (ELECTRIC REVENUE, FIRST SECURITY BANK LOC)           7.00       07/01/2009         576,235
    1,000,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO SETTLEMENT
                REVENUE ASSET BACKED PREREFUNDED (EXCISE TAX REVENUE)SS.                      6.20       06/01/2022       1,054,570

                                                                                                                          1,630,805
                                                                                                                       ------------

ARIZONA - 1.56%
      690,000   QUAIL CREEK COMMUNITY FACILITIES DISTRIBUTION AZ (OTHER REVENUE)              4.85       07/15/2012         696,997
      675,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)                   4.85       07/15/2014         675,830

                                                                                                                          1,372,827
                                                                                                                       ------------

ARKANSAS - 0.71%
      635,000   ARKANSAS STATE DEVELOPMENT FINANCIAL AUTHORITY PUBLIC HEALTH LABORATORY
                (HCFR, AMBAC INSURED)                                                         3.90       12/01/2024         625,672
                                                                                                                       ------------

CALIFORNIA - 1.14%
      500,000   CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA PROJECT (GO -
                STATES, TERRITORIES)                                                          4.60       11/01/2013         500,555
      500,000   CONTRA COSTA COUNTY CA PLEASANT HILL BART SERIES A (MFHR, GIC RABOBANK
                NEDERLAND LOC)SS.+/-                                                          3.95       04/15/2046         500,250

                                                                                                                          1,000,805
                                                                                                                       ------------

COLORADO - 7.52%
    1,500,000   AURORA CO WOODRIDGE APARTMENTS PROJECT MFHRSS.+/-                             4.25       12/20/2040       1,500,210
      110,000   COLORADO ECFA CHARTER SCHOOL RENAISSANCE SCHOOL PROJECT (LEASE REVENUE)       5.85       06/01/2008         109,124
      960,000   COLORADO ECFA PINNACLE CHARTER SCHOOL PROJECT (LEASE REVENUE)                 5.25       12/01/2011       1,001,366
      455,000   COLORADO EVANGELICAL LUTHERAN (HCFR)                                          6.25       12/01/2010         478,906
      315,000   COLORADO HOSPITAL STEAMBOAT SPRINGS HEALTH (HCFR)                             5.30       09/15/2009         317,637
    1,000,000   COLORADO STUDENT OBLIGATION AUTHORITY STUDENT LOAN SERIES II-B (HIGHER
                EDUCATION FACILITIES AUTHORITY REVENUE, GUARANTEED STUDENT LOANS)             6.20       12/01/2008       1,001,560
      655,000   DENVER CITY & COUNTY CO (HOUSING REVENUE)                                     7.00       08/01/2010         699,874
      780,000   EAGLE COUNTY CO AIRPORT TERMINAL PROJECT SERIES A (AIRPORT REVENUE)           5.00       05/01/2011         793,081
      305,000   HIGHLANDS RANCH METRO DISTRICT #2 COLORADO PREREFUNDED (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)                                             6.50       06/15/2009         325,722
      370,000   HIGHLANDS RANCH METRO DISTRICT #2 COLORADO UNREFUNDED BALANCE (PROPERTY
                TAX REVENUE, FIRST SECURITY BANK LOC)                                         6.50       06/15/2009         394,779

                                                                                                                          6,622,259
                                                                                                                       ------------

DISTRICT OF COLUMBIA - 1.54%
    1,000,000   DISTRICT OF COLUMBIA (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)          5.50       06/01/2014       1,048,560
      300,000   DISTRICT OF COLUMBIA SERIES B1 (PROPERTY TAX REVENUE, AMBAC INSURED)          5.50       06/01/2008         307,656

                                                                                                                          1,356,216
                                                                                                                       ------------

FLORIDA - 5.65%
      500,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL (OTHER REVENUE)       4.80       11/01/2012         498,360
      740,000   BOYNTON BEACH FL (WATER REVENUE, FGIC INSURED)                                5.00       11/01/2012         766,448
       85,000   BRADFORD COUNTY FL SANTE FE HEALTHCARE FACILITIES PROJECT (HCFR)              6.00       11/15/2009          88,140

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

    NATIONAL LIMITED-TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE
FLORIDA (CONTINUED)
$     500,000   BROWARD COUNTY FL HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH SERVICES
                (HCFR, SUNTRUST BANK LOC)                                                     5.50%      08/15/2014    $    527,925
      500,000   BROWARD COUNTY FL PASSENGER FACILITIES CONVERSION LIEN SERIES H1
                (AIRPORT REVENUE, AMBAC INSURED)                                              5.25       10/01/2012         514,870
      565,000   HILLSBOROUGH COUNTY FL (SEWER REVENUE)                                        6.20       12/01/2008         578,006
    1,000,000   SOUTH BROWARD HOSPITAL DISTRICT FL SERIES A (HOSPITAL REVENUE, MBIA
                INSURED)                                                                      5.00       05/01/2011       1,048,640
      950,000   VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)SS.+/-                           4.20       12/01/2028         950,000

                                                                                                                          4,972,389
                                                                                                                       ------------

ILLINOIS - 6.23%
    1,050,000   AURORA IL (TAX ALLOCATION REVENUE)                                            5.00       12/30/2010       1,061,750
    1,200,000   CHICAGO IL SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)                      5.38       01/01/2013       1,273,056
      740,000   ILLINOIS LUTHERAN GENERAL HEALTH SYSTEMS SERIES A (HCFR, FIRST SECURITY
                BANK LOC)                                                                     6.13       04/01/2012         782,099
      500,000   ILLINOIS METHODIST MEDICAL CENTER (HFFA REVENUE, MBIA INSURED)                5.50       11/15/2010         519,900
      800,000   NORTH CHICAGO IL (PROPERTY TAX REVENUE, FGIC INSURED)                         5.75       01/01/2010         846,008
    1,000,000   WILLIAMSON JACKSON COUNTIES IL COMMUNITY COLLEGE DISTRICT #530 (COLLEGE
                & UNIVERSITY REVENUE)                                                         4.50       11/01/2015         999,970

                                                                                                                          5,482,783
                                                                                                                       ------------

INDIANA - 1.95%
      815,000   DECATUR TOWNSHIP-MARION COUNTY IN METROPOLITAN SCHOOL DISTRICT SCHOOL
                BUILDING CORPORATION FIRST MORTGAGE PREREFUNDED (LEASE REVENUE)SS.            5.20       09/15/2008         832,612
      850,000   INDIANA STATE DEPAUL UNIVERSITY PROJECT (COLLEGE & UNIVERSITY REVENUE)        5.00       07/01/2012         881,272

                                                                                                                          1,713,884
                                                                                                                       ------------

IOWA - 4.57%
    2,000,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE ASSET BACKED
                SERIES B (EXCISE TAX REVENUE LOC)                                             5.50       06/01/2011       2,143,860
    1,740,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE ASSET BACKED
                SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)SS.                              5.60       06/01/2035       1,885,499

                                                                                                                          4,029,359
                                                                                                                       ------------

KANSAS - 1.59%
    1,400,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION SALES TAX
                SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)                           3.75       12/01/2012       1,398,670
                                                                                                                       ------------

KENTUCKY - 1.20%
    1,000,000   ASHLAND KY PCR                                                                5.70       11/01/2009       1,055,310
                                                                                                                       ------------

MARYLAND - 1.19%
    1,000,000   MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES ASTON WOODS APARTMENT PROJECT
                SERIES A PUTTABLE (MFHR, FNMA INSURED)SS.                                     4.90       05/15/2031       1,031,190
       15,000   MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES SERIES D (HOUSING REVENUE)         5.75       07/01/2029          15,900

                                                                                                                          1,047,090
                                                                                                                       ------------

MASSACHUSETTS - 3.74%
      525,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVENS ELECTRIC SYSTEMS
                (ELECTRIC REVENUE)                                                            5.13       12/01/2011         537,905
    1,000,000   MASSACHUSETTS HOUSING FINANCE AGENCY INSURED CONSTRUCTION LOAN NOTES
                SERIES A (HOUSING REVENUE, FIRST SECURITY BANK LOC)                           4.13       06/01/2009       1,002,220
      730,000   MASSACHUSETTS PORT AUTHORITY DELTA AIRLINES INCORPORATED PROJECT
                SERIES A (LEASE REVENUE, AMBAC INSURED)                                       5.50       01/01/2013         770,281
    1,000,000   MASSACHUSETTS STATE HFA SERIES C (HOUSING REVENUE)                            3.80       12/01/2016         983,730

                                                                                                                          3,294,136
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NATIONAL LIMITED-TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE
MICHIGAN - 0.92%
$     300,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY CHARITY OBLIGATION GROUP
                SERIES A (HOSPITAL REVENUE)SS.                                                5.13%      11/01/2029    $    311,889
      500,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITIES LIMITED OBLIGATION BENTON
                HARBOR PROJECT (MFHR, FIFTH THIRD BANK LOC)SS.+/-                             4.35       06/01/2041         500,255

                                                                                                                            812,144
                                                                                                                       ------------

MINNESOTA - 2.05%
      290,000   MARSHALL MN MEDICAL CENTER AVERA MARSHALL REGIONAL MEDICAL CENTER
                PROJECT (HCFR)                                                                4.50       11/01/2011         294,014
       40,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD EVANGELICAL LUTHERAN
                PROJECT (HCFR)                                                                5.00       02/01/2007          40,034
      365,000   MINNESOTA STATE SCHOLASTICAL SERIES 5J (COLLEGE & UNIVERSITY REVENUE)         4.88       12/01/2007         367,489
      450,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE)          6.38       01/01/2016         497,880
      600,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (POWER REVENUE, AMBAC
                INSURED)                                                                      5.40       01/01/2009         607,944

                                                                                                                          1,807,361
                                                                                                                       ------------

MISSOURI - 1.41%
    1,250,000   CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO (SALES TAX
                REVENUE, CIFG INSURED)                                                        4.00       04/15/2026       1,246,050
                                                                                                                       ------------

MONTANA - 0.85%
      715,000   MONTANA STATE BOARD OF HOUSING SERIES A (HOUSING REVENUE)                     5.60       12/01/2035         747,947
                                                                                                                       ------------

NEW JERSEY - 0.72%
      250,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE TAX REVENUE)                5.63       06/15/2019         262,370
      225,000   NEW JERSEY STATE HIGHWAY AUTHORITY GARDEN STATE PARKWAY GENERAL (TOLL
                ROAD REVENUE)                                                                 6.20       01/01/2010         236,349
      125,000   TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX REVENUE)              5.00       06/01/2013         131,508

                                                                                                                            630,227
                                                                                                                       ------------

NEW YORK - 1.08%
      400,000   NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN COLLEGE AERONAUTICS
                SERIES A (COLLEGE & UNIVERSITY REVENUE)                                       5.00       12/01/2016         406,240
      520,000   NIAGARA NY FRONTIER TRANSIT AUTHORITY - BUFFALO NIAGARA INTERNATIONAL
                AIRPORT SERIES A (AIRPORT REVENUE, MBIA INSURED)                              5.75       04/01/2011         543,930

                                                                                                                            950,170
                                                                                                                       ------------

NORTH CAROLINA - 1.50%
    1,250,000   PITT COUNTY NC MEMORIAL HOSPITAL (HOSPITAL REVENUE)                           5.38       12/01/2010       1,322,713
                                                                                                                       ------------

NORTH DAKOTA - 0.79%
      695,000   WILLIAMS COUNTY ND (SALES TAX REVENUE, RADIAN INSURED)                        4.25       11/01/2012         696,036
                                                                                                                       ------------

OHIO - 1.50%
    1,000,000   FRANKLIN COUNTY OH AMERICAN CHEMICAL SOCIETY PROJECT (IDR)                    5.13       10/01/2008       1,021,380
      300,000   FRANKLIN COUNTY OH CITIZENS UTILITY COMPANY PROJECT (IDR)SS.+/-               4.75       08/01/2015         299,856

                                                                                                                          1,321,236
                                                                                                                       ------------

OKLAHOMA - 2.10%
      700,000   COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT #4 GERONIMO
                (EDUCATIONAL FACILITIES REVENUE)                                              6.25       08/15/2014         769,587
      450,000   JAY OK INDIVIDUAL AUTHORITY EDUCATIONAL FACILITIES JAY PUBLIC SCHOOLS
                PROJECT (LEASE REVENUE)                                                       4.75       09/01/2012         460,139
      220,000   MORRISON OK EDUCATIONAL FACILITIES AUTHORITIES MORRISON PUBLIC SCHOOLS
                PROJECT (LEASE REVENUE)                                                       4.75       09/01/2012         225,738

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

    NATIONAL LIMITED-TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE
OKLAHOMA (CONTINUED)
$     210,000   POTTAWATOMIE COUNTY OK FACILITIES TECUMSEH PUBLIC SCHOOLS PROJECT
                (EDUCATIONAL FACILITIES REVENUE)                                              4.75%      09/01/2012    $    214,731
      180,000   POTTAWATOMIE COUNTY OK FACILITIES TECUMSEH PUBLIC SCHOOLS PROJECT (LEASE
                REVENUE)                                                                      4.75       09/01/2011         183,713

                                                                                                                          1,853,908
                                                                                                                       ------------

OREGON - 1.00%
      365,000   GRANTS PASS OR URBAN RENEWAL AGENCY PARKWAY REDEVELOPMENT AREA
                (TAX INCREMENTAL REVENUE)                                                     5.00       08/01/2008         368,336
      500,000   WESTERN GENERATION AGENCY OREGON WAUNA COGENERATION PROJECT SERIES B
                (ELECTRIC REVENUE)                                                            5.00       01/01/2012         510,870

                                                                                                                            879,206
                                                                                                                       ------------

PENNSYLVANIA - 4.23%
    1,000,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH INTERNATIONAL AIRPORT
                (AIRPORT REVENUE, FGIC INSURED)                                               6.00       01/01/2013       1,066,450
    1,000,000   CUMBERLAND COUNTY PA MUNICIPAL AUTHORITY WESLEY SERIES A PREREFUNDED
                (NURSING HOME REVENUE)SS.                                                     7.25       01/01/2035       1,193,460
      400,000   MCKEAN COUNTY PA HOSPITAL AUTHORITY BRADFORD HOSPITAL PROJECT (HOSPITAL
                REVENUE, ACA INSURED)                                                         5.00       10/01/2011         413,204
    1,000,000   PHILADELPHIA PA GAS WORKS 1998 GENERAL ORDINANCE SERIES 4 (UTILITIES
                REVENUE, FIRST SECURITY BANK LOC)                                             5.00       08/01/2011       1,051,350

                                                                                                                          3,724,464
                                                                                                                       ------------

PUERTO RICO - 0.50%
      425,000   CHILDREN'S TRUST FUND PUERTO RICO PREREFUNDEDSS.                              5.75       07/01/2010         442,017
                                                                                                                       ------------

RHODE ISLAND - 1.21%
      335,000   WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING (HOUSING REVENUE)       4.50       09/01/2007         337,013
      350,000   WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING (HOUSING REVENUE)       4.50       09/01/2008         355,068
      365,000   WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING (HOUSING REVENUE)       4.50       09/01/2009         372,749

                                                                                                                          1,064,830
                                                                                                                       ------------

SOUTH CAROLINA - 3.73%
    1,000,000   BERKELEY COUNTY SC SCHOOL DISTRICT COP BERKELEY SCHOOL FACILITIES GROUP
                INCORPORATED (LEASE REVENUE, MBIA INSURED)                                    5.15       02/01/2008       1,013,590
      600,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B^        8.19       01/01/2028         111,258
    1,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO HEALTH
                ALLIANCE SERIES A PREREFUNDED (NURSING HOME REVENUE)SS.                       7.13       12/15/2015       1,139,210
    1,000,000   SOUTH CAROLINA STATE PUBLIC SERVICES SERIES A (ELECTRIC REVENUE, MBIA
                INSURED)                                                                      4.90       01/01/2011       1,021,670

                                                                                                                          3,285,728
                                                                                                                       ------------

SOUTH DAKOTA - 4.20%
      940,000   HEARTLAND SD CONSUMERS POWER DISTRICT (ELECTRIC REVENUE, FIRST SECURITY
                BANK LOC)                                                                     6.00       01/01/2009         959,120
      830,000   LOWER BRULE SIOUX TRIBE SD SERIES B (OTHER REVENUE)                           5.15       05/01/2014         826,937
    1,000,000   RAPID CITY SD AREA SCHOOL DISTRICT #51-4 CAPITAL OUTLAY CERTIFICATIONS
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                               5.00       01/01/2009       1,013,420
      395,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY (HCFR, ACA
                INSURED)                                                                      5.20       04/01/2008         399,266
      500,000   SOUTH DAKOTA STATE HEFAR (HFFA REVENUE, AMBAC INSURED)SS.+/-                  4.00       07/01/2031         499,995

                                                                                                                          3,698,738
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NATIONAL LIMITED-TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE
TENNESSEE - 0.32%
$     200,000   METROPOLITAN NASHVILLE AIRPORT AUTHORITY IMPROVEMENT SERIES C
                (AIRPORT REVENUE, FGIC INSURED)                                               5.38%      07/01/2013    $    207,658
       75,000   TENNESSEE STATE SERIES A (OTHER REVENUE)                                      5.00       05/01/2007          75,350

                                                                                                                            283,008
                                                                                                                       ------------

TEXAS - 14.42%
      150,000   DENISON HOUSING AUTHORITY MANNING PARK PLAZA (HOUSING REVENUE, HUD
                INSURED)                                                                      5.00       10/01/2009         152,166
      340,000   DUNCANVILLE TX HOSPITAL AUTHORITY - METHODIST HOSPITALS DALLAS PROJECT
                (HOSPITAL REVENUE, GO OF HOSPITAL)                                            9.00       01/01/2010         366,479
    1,000,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION TEXAS
                CHILDRENS HOSPITAL PROJECT SERIES A (HOSPITAL REVENUE)                        5.25       10/01/2019       1,041,480
    1,000,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION TEXAS MEDICAL
                CENTER PROJECT SERIES A (HOSPITAL REVENUE, FIRST SECURITY BANK LOC)           5.20       05/15/2020       1,036,850
      420,000   HOUSTON TX (AIRPORT REVENUE)                                                  6.25       07/01/2012         450,920
    1,060,000   HOUSTON TX HOUSING FINANCE CORPORATION SERIES A (SFMR, GNMA INSURED)+/-       6.75       06/01/2033       1,110,869
      430,000   LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL HEALTH
                SYSTEMS OF EAST TEXAS (HFFA REVENUE)                                          5.00       02/15/2008         433,410
      245,000   LYFORD TX CONSOLIDATED SCHOOL DISTRICT (LEASE REVENUE)                        5.00       08/15/2007         246,977
      500,000   MONTGOMERY COUNTY TX UNLIMITED TAX ADJUSTMENT RATE SERIES B (PROPERTY
                TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                   5.00       03/01/2028         510,755
      580,000   NORTEX HOUSING FINANCE CORPORATION TX SUB CLASS B (SFMR)                      5.50       01/01/2038         582,094
    3,000,000   SAM RAYBURN TX MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, MBIA INSURED)        6.00       09/01/2010       3,198,900
    1,025,000   TEXAS DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS ASMARA PROJECT SERIES A
                PREREFUNDED (HOUSING REVENUE)SS.                                              6.40       01/01/2027       1,045,644
      495,000   TEXAS STATE AFFORDABLE HOUSING CORPORATION (STATE AGENCY HOUSING REVENUE,
                GNMA INSURED)                                                                 5.50       09/01/2038         527,338
    1,500,000   TEXAS STATE WATER FINANCIAL ASSISTANCE SERIES A & C (OTHER REVENUE)           5.38       08/01/2013       1,538,145
      450,000   WILLACY COUNTY TX LOC (STATE & LOCAL GOVERNMENTS)                             6.00       03/01/2009         457,268

                                                                                                                         12,699,295
                                                                                                                       ------------

VIRGINIA - 1.13%
    1,000,000   LOUISA VA IDA VA ELECTRIC & POWER COMPANY PROJECT SERIES A (IDR)SS.+/-        2.35       04/01/2022         994,390
                                                                                                                       ------------

WASHINGTON - 8.81%
      705,000   KING COUNTY WA SCHOOL DISTRICT #411 ISSAQUAH (PROPERTY TAX REVENUE)           6.38       12/01/2008         728,618
      950,000   PORT ANACORTES WA SERIES A (AIRPORT REVENUE)                                  5.13       09/01/2009         960,678
      260,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA INSURED)%%            4.25       12/01/2011         266,729
      200,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA INSURED)%%            4.25       12/01/2012         206,012
      185,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA INSURED)%%            4.25       12/01/2013         191,159
      500,000   PORT SEATTLE WA SERIES B (AIRPORT REVENUE, MBIA INSURED)                      5.75       02/01/2018         529,995
      695,000   TACOMA WA DEPARTMENT OF PUBLIC UTILITY & LIGHT DIVISION (ELECTRIC
                REVENUE)                                                                      4.20       01/01/2008         699,420
      555,000   TACOMA WA DEPARTMENT OF PUBLIC UTILITY & LIGHT DIVISION (ELECTRIC
                REVENUE)                                                                      4.20       07/01/2008         560,245
      995,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE ASSET BACKED       6.50       06/01/2026       1,095,913
    1,000,000   VANCOUVER WA BOND ANTICIPATION NOTES VILLAGE PARK APARTMENTS (HOUSING
                REVENUE)                                                                      4.20       03/01/2008         997,910
      300,000   WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT #1 SERIES B
                (ELECTRIC REVENUE)                                                            7.25       07/01/2009         314,856
    1,155,000   WASHINGTON STATE SERIES A & AT6 (TAX REVENUE)                                 6.25       02/01/2011       1,211,583

                                                                                                                          7,763,118
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

    NATIONAL LIMITED-TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE
WEST VIRGINIA - 2.16%
$     630,000   BERKELEY COUNTY WEST VIRGINIA PUBLIC SEWER (SEWER REVENUE)                    4.50%      10/01/2013    $    627,600
      545,000   BERKELEY COUNTY WEST VIRGINIA PUBLIC SEWER (SEWER REVENUE)                    4.55       10/01/2014         543,027
      200,000   KANAWHA COUNTY WV (HOUSING REVENUE, FGIC INSURED)                             7.38       09/01/2011         230,794
      475,000   WEST VIRGINIA WATER DEVELOPMENT AUTHORITY SEWER SYSTEMS LOAN PROGRAM
                (SEWER REVENUE)                                                               7.10       11/01/2009         501,057

                                                                                                                          1,902,478
                                                                                                                       ------------

WISCONSIN - 1.75%
    1,500,000   WISCONSIN STATE HOSPITAL GUNDERSEN LUTHERAN SERIES A (HOSPITAL REVENUE,
                FIRST SECURITY BANK LOC)                                                      5.00       02/15/2009       1,539,945
                                                                                                                       ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $86,174,647)                                                                         86,296,384
                                                                                                                       ------------

SHORT-TERM INVESTMENTS - 1.79%

COMMERCIAL PAPER - 0.45%
      400,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                       4.00       01/25/2007         400,000
                                                                                                                       ------------

SHARES

MUTUAL FUND - 1.34%
    1,175,286   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~++                                           1,175,286
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,575,286)                                                                            1,575,286
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $87,749,933)*                                 99.78%                                                             $ 87,871,670
OTHER ASSETS AND LIABILITIES, NET                    0.22                                                                   193,135
                                                   ------                                                              ------------
TOTAL NET ASSETS                                   100.00%                                                             $ 88,064,805
                                                   ======                                                              ============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,175,286.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
INVESTMENT COMPANIES - 0.43%
      129,700   DREYFUS MUNICIPAL INCOME INCORPORATED                                                                  $  1,197,131

TOTAL INVESTMENT COMPANIES (COST $980,532)                                                                                1,197,131
                                                                                                                       ------------

PRINCIPAL                                                                                INTEREST RATE  MATURITY DATE
MUNICIPAL BONDS & NOTES - 99.46%

ALABAMA - 1.39%
$     800,000   ALABAMA DRINKING WATER FINANCE REVOLVING FEDERAL LOAN SERIES A
                (WATER REVENUE, AMBAC INSURED)                                                4.85%      08/15/2022         810,304
    1,815,000   ALABAMA STATE BOARD OF EDUCATION JOHN C. CALHOUN COMMUNITY COLLEGE
                SERIES A (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)#                        5.25       05/01/2023       1,950,290
    1,000,000   ALABAMA STATE PORT AUTHORITY DOCKS SERIES A (AIRPORT REVENUE, MBIA
                INSURED)                                                                      5.00       10/01/2016       1,072,700

                                                                                                                          3,833,294
                                                                                                                       ------------

ALASKA - 0.39%
    1,000,000   ANCHORAGE AK ELECTRIC SENIOR LIEN SERIES A (ELECTRIC REVENUE, MBIA
                INSURED)                                                                      5.00       12/01/2021       1,068,970
                                                                                                                       ------------

ARIZONA - 5.00%
      500,000   CHANDLER AZ (FUEL SALES TAX REVENUE)                                          6.00       07/01/2011         547,975
      630,000   GLENDALE AZ IDA MIDWESTERN SERIES A (COLLEGE & UNIVERSITY REVENUE,
                CONNIE LEE INSURANCE COMPANY INSURED)                                         6.00       05/15/2026         643,640
    1,090,000   GREATER AZ DEVELOPMENT AUTHORITY INFRASTRUCTURE SERIES B (OTHER REVENUE,
                MBIA INSURED)                                                                 5.00       08/01/2022       1,169,777
      200,000   MARICOPA COUNTY AZ ELEMENTARY SCHOOL DISTRICT #68 ALHAMBRA (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)                                             5.50       07/01/2013         220,768
    1,095,000   MARICOPA COUNTY AZ HIGH SCHOOL DISTRICT #210 PHOENIX SCHOOL IMPROVEMENT
                SERIES C (PROPERTY TAX REVENUE, MBIA INSURED)                                 4.25       07/01/2015       1,131,332
    1,860,000   MARICOPA COUNTY AZ IDA CATHOLIC WEST SERIES A (HOSPITAL REVENUE)              5.00       07/01/2016       1,898,539
      750,000   MARICOPA COUNTY AZ IDA WISPERING PALMS APARTMENTS SERIES A (HOUSING
                REVENUE, MBIA INSURED)                                                        5.85       07/01/2019         762,495
      215,000   NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION (LEASE REVENUE, ACA
                INSURED)                                                                      5.63       07/01/2010         225,892
    2,450,000   NORTHERN ARIZONA UNIVERSITY REVENUE (COLLEGE AND UNIVERSITY REVENUE,
                FGIC INSURED)                                                                 5.00       06/01/2026       2,641,884
      250,000   PHOENIX AZ IDA CAPITAL MALL LLC PROJECT PREREFUNDED (LEASE REVENUE,
                AMBAC INSURED)SS.                                                             5.38       09/15/2022         264,738
       35,000   PHOENIX AZ IDA STATEWIDE SERIES C (HOUSING REVENUE, GNMA INSURED)             5.30       04/01/2020          35,258
      400,000   PIMA COUNTY AZ IDA ACCLAIM CHARTER SCHOOL PROJECT (EDUCATIONAL
                FACILITIES REVENUE)                                                           5.60       12/01/2016         398,716
      810,000   PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT (WATER & SEWER
                REVENUE)                                                                      5.75       12/01/2032         807,789
      300,000   SCOTTSDALE AZ PRESERVATION AUTHORITY (SALES TAX REVENUE)                      5.25       07/01/2017         317,730
      800,000   TEMPE ARIZONA EXCISE TAX REVENUE (SALES TAX REVENUE)%%                        5.00       07/01/2017         876,704
    1,000,000   TUCSON AZ (WATER & SEWER REVENUE, MBIA INSURED)                               4.25       07/01/2019       1,009,750
      500,000   TUCSON AZ SERIES 1994C (FUEL SALES TAX REVENUE, FGIC INSURED)                 7.00       07/01/2012         580,425
      275,000   UNIVERSITY OF ARIZONA SYSTEMS SERIES A (COLLEGE & UNIVERSITY REVENUE)         6.00       06/01/2010         295,532

                                                                                                                         13,828,944
                                                                                                                       ------------

ARKANSAS - 0.74%
    2,000,000   CABOT AR SALES & USE TAX                                                      4.60       12/01/2025       2,035,100
                                                                                                                       ------------

CALIFORNIA - 11.92%
    2,500,000   ACCESS TO LOANS FOR LEARNING STUDENT LOAN CORPORATION STUDENT LOAN
                PROGRAM SERIES D2 (COLLEGE & UNIVERSITY REVENUE, GUARANTEED STUDENT
                LOANS)                                                                        7.85       07/01/2025       2,617,700
      500,000   CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED+/-SS.                4.28       05/15/2029         500,000
      500,000   CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED (HCFR
                LOC)+/-SS.                                                                    4.20       05/15/2029         500,000
    1,285,000   EL CENTRO CA FINANCING AUTHORITY SERIES A (WATER REVENUE, FIRST SECURITY
                BANK LOC)                                                                     5.00       10/01/2026       1,369,682

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE
CALIFORNIA (CONTINUED)
$   6,900,000   METROPOLITAN WATER DISTRICT OF SOUTHERN CA WATERWORKS SERIES A6
                (WATER REVENUE)+/-SS.++                                                       7.13%      08/10/2018    $  9,047,832
    1,020,000   NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE TRANSFER FACILITY
                (SOLID WASTE REVENUE)                                                         5.30       02/15/2012       1,041,471
      670,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)                       5.75       12/01/2012         697,544
      600,000   RANCHO SANTIAGO CA COMMUNITY COLLEGE DISTRICT ELECTION 2002 SERIES C
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                               4.25       09/01/2026         588,978
    1,090,000   RNR SCHOOL FINANCING AUTHORITY CALIFORNIA SPECIAL TAX COMMUNITY
                FACILITIES DISTRICT #92-1 SERIES A (SPECIAL TAX REVENUE, MBIA INSURED)        5.00       09/01/2036       1,156,000
      185,000   SAN FRANCISCO CA AIRPORT IMPROVEMENT UNITED AIRLINES INCORPORATED
                PROJECT (AIRPORT REVENUE)                                                     8.00       07/01/2013         211,340
    2,500,000   SAN JOSE CA REDEVELOPMENT AGENCY SERIES A (TAX ALLOCATION REVENUE, MBIA
                INSURED)                                                                      5.00       08/01/2028       2,644,725
    1,000,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER REVENUE)          4.50       03/01/2011         991,320
    2,755,000   SOUTHERN CA LOGISTICS AIRPORT AUTHORITY HOUSING SET ASIDE REVENUE
                (AIRPORT REVENUE, XLCA INSURED)                                               5.00       12/01/2036       2,903,026
      500,000   SOUTHERN CA LOGISTICS AIRPORT AUTHORITY SOUTHERN CA AIRPORT AUTHORITY
                PROJECT (AIRPORT REVENUE, XLCA INSURED)                                       5.00       12/01/2036         527,655
    4,975,000   STUDENT EDUCATION LOAN MARKETING CORPORATION CA SERIES IV D1 (HEFAR,
                GUARANTEED STUDENT LOANS)                                                     5.88       01/01/2018       5,036,889
    1,000,000   TEMECULA CA REDEVELOPMENT AGENCY REDEVELOPMENT PROJECT #1 SERIES A
                (TAX INCREMENTAL REVENUE, MBIA INSURED)                                       4.25       08/01/2030         958,240
    1,000,000   TURLOCK CA PFA (TAX INCREMENTAL REVENUE, FIRST SECURITY BANK LOC)             5.00       09/01/2036       1,060,550
    1,000,000   WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (TAX REVENUE, XLCA
                INSURED)                                                                      5.00       09/01/2026       1,086,670

                                                                                                                         32,939,622
                                                                                                                       ------------

COLORADO - 4.12%
      650,000   COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (OTHER REVENUE)++                  6.13       12/15/2035         672,256
      200,000   COLORADO ECFA CHARTER SCHOOL CORE KNOWLEDGE PROJECT PREREFUNDED (LEASE
                REVENUE)SS.                                                                   7.00       11/01/2029         217,900
       40,000   COLORADO HFA SERIES A2 (HOUSING REVENUE)                                      7.15       11/01/2014          40,336
      945,000   COLORADO HFA SERIES A2 (SFHR, MBIA INSURED)                                   6.50       08/01/2031         946,796
      470,000   COLORADO HFA SERIES B2 (HOUSING REVENUE)                                      7.10       04/01/2017         483,249
    1,385,000   COLORADO HFA SERIES B3 (HOUSING REVENUE, FIRST SECURITY BANK LOC)             6.70       08/01/2017       1,433,863
      695,000   COLORADO HFA SERIES D2 (SFHR)                                                 6.90       04/01/2029         698,037
      800,000   COLORADO HFA WINRIDGE APARTMENTS (HOUSING REVENUE, FNMA INSURED)+/-SS.        3.92       02/15/2028         800,000
      500,000   DENVER CITY & COUNTY CO THE BOSTON LOFTS PROJECT SERIES A (HOUSING
                REVENUE, FHA INSURED)                                                         5.75       10/01/2027         512,470
      820,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATE PROJECT SERIES A (AIRPORT
                REVENUE)                                                                      5.15       05/01/2017         833,989
    3,245,000   LITTLETON CO BUILDING CORPORATION COP (LEASE REVENUE)                         5.13       12/01/2018       3,464,135
      795,000   NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER REVENUE)                6.50       12/01/2016         819,454
      420,000   SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER REVENUE)          7.38       09/01/2010         467,582

                                                                                                                         11,390,067
                                                                                                                       ------------

DISTRICT OF COLUMBIA - 0.98%
    3,850,000   DISTRICT OF COLUMBIA CAPITAL APPRECIATION MANDARIN ORIENTAL (TAX
                INCREMENTAL REVENUE, FIRST SECURITY BANK LOC)#^                               4.20       07/01/2015       2,703,470
                                                                                                                       ------------

FLORIDA - 2.77%
      400,000   AVE MARIA STEWARDSHIP COMMUNITY DISTRICT FL SERIES A (OTHER REVENUE)          5.13       05/01/2038         395,968
    1,950,000   BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HCFR LOC)+/-SS.                 4.20       12/01/2028       1,950,000
      500,000   FLORIDA GLEN OAKS APARTMENTS PROJECT (HOUSING REVENUE, FNMA INSURED)          5.90       02/01/2030         513,025
      500,000   FLORIDA HOUSING FINANCING CORPORATION HOMEOWNER MORTGAGE SERIES 4
                (HOUSING REVENUE, GNMA INSURED)                                               4.70       01/01/2015         512,745

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE
FLORIDA (CONTINUED)
$   2,340,000   PALM BEACH COUNTY FL SERIES A (HOUSING REVENUE, GNMA INSURED)                 4.85%      04/01/2032    $  2,346,739
    1,950,000   VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)+/-SS.                           4.20       12/01/2028       1,950,000

                                                                                                                          7,668,477
                                                                                                                       ------------

GEORGIA - 1.63%
    2,925,000   ATLANTA GA AIRPORT PASSENGER FACILITIES SUB LIEN AMT SERIES K3 (AIRPORT
                REVENUE, XLCA INSURED)+/-SS.                                                  3.90       01/01/2026       2,925,000
    1,000,000   ATLANTA GA SERIES A PREREFUNDED (AIRPORT REVENUE, FGIC INSURED)SS.            5.75       01/01/2020       1,061,480
      500,000   FULTON COUNTY GA CONCORDE PLACE APARTMENTS PROJECT SERIES C PREREFUNDED
                (HOUSING REVENUE)SS.                                                          6.90       07/01/2008         522,400

                                                                                                                          4,508,880
                                                                                                                       ------------

GUAM - 0.38%
    1,000,000   GUAM EDUCATION FINANCING FOUNDATION CERTIFICATES PARTNERSHIP GUAM
                PUBLIC SCHOOL FACILITIES PROJECT SERIES B (EDUCATIONAL FACILITIES
                REVENUE, ACA INSURED)                                                         4.50       10/01/2026         989,610
       60,000   GUAM HOUSING CORPORATION GUARANTEED MORTGAGE BACKED SECURITIES SERIES A
                (HOUSING REVENUE, FHLMC INSURED)                                              5.75       09/01/2031          65,306

                                                                                                                          1,054,916
                                                                                                                       ------------

HAWAII - 0.03%
       95,000   HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION SERIES A
                (HOUSING REVENUE, FNMA INSURED)                                               5.75       07/01/2030          95,424
                                                                                                                       ------------

IDAHO - 0.24%
       70,000   AMMON ID URBAN RENEWAL AGENCY TAX INCREMENTAL SERIES B PREREFUNDED
                (TAX INCREMENTAL REVENUE)SS.                                                  6.00       08/01/2014          70,967
      240,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES H2 (HOUSING REVENUE, FHA
                INSURED)                                                                      6.15       01/01/2028         245,023
      165,000   IDAHO HOUSING AGENCY SERIES C2 (HOUSING REVENUE)                              6.35       07/01/2015         165,177
      150,000   IDAHO IHC HOSPITALS INCORPORATED (HCFR)                                       6.65       02/15/2021         192,237

                                                                                                                            673,404
                                                                                                                       ------------

ILLINOIS - 9.74%
      500,000   CHICAGO IL BRYNE MAWR BELLE PROJECT (HOUSING REVENUE, GNMA INSURED)           6.13       06/01/2039         521,250
    2,250,000   CHICAGO IL HOUSING AUTHORITY PREREFUNDED (HOUSING REVENUE)SS.                 5.38       07/01/2019       2,436,165
    1,000,000   EUREKA IL EUREKA COLLEGE PROJECT 1998 SERIES B (COLLEGE & UNIVERSITY
                REVENUE)                                                                      7.00       01/01/2019       1,000,000
      220,839   ILLINOIS DEVELOPMENT FINANCE AUTHORITY BALANCE COMMUNITY REHABILITATION
                SERIES A                                                                      7.88       07/01/2020         193,362
    2,475,000   ILLINOIS FINANCE AUTHORITY COVERED BRIDGES APARTMENTS PROJECT M (MFHR,
                FNMA)+/-SS.                                                                   4.88       06/01/2039       2,519,525
      170,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY & URBAN DEVELOPMENT PREREFUNDED
                (HOUSING REVENUE, HUD INSURED)SS.                                             7.00       07/01/2017         170,031
    4,000,000   ILLINOIS OSF HEALTHCARE SYSTEM PREREFUNDED (HCFR)SS.                          6.25       11/15/2029       4,322,640
      500,000   JACKSON & WILLIAMSON COUNTIES IL COMMUNITY HIGH SCHOOL DISTRICT #165
                PREREFUNDED (PROPERTY TAX REVENUE, AMBAC INSURED)SS.                          6.25       12/01/2015         533,560
    1,000,000   MCHENRY COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT #157 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)                                             9.00       12/01/2017       1,399,360
    1,500,000   NORTHWEST SUBURBAN MUNICIPAL JOINT ACTION WATER AGENCY IL SPECIAL
                OBLIGATION SERIES A (WATER REVENUE)                                           5.00       05/01/2014       1,617,555
    1,415,000   OGLE COUNTY IL COMMUNITY UNIT SCHOOL (PROPERTY TAX REVENUE, AMBAC
                INSURED)                                                                      5.25       01/01/2016       1,563,419
    7,350,000   REGIONAL TRANSPORTATION AUTHORITY SERIES D (SALES TAX REVENUE, FGIC
                INSURED)                                                                      7.75       06/01/2019       9,640,922
      970,000   ROCKFORD IL FAUST LAMARK APARTMENTS PROJECT SERIES A HOUSING & URBAN
                DEVELOPMENT (HOUSING REVENUE, MBIA INSURED)                                   6.75       01/01/2018       1,006,947

                                                                                                                         26,924,736
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE
INDIANA - 3.27%
$   1,000,000   CARMEL IN REDEVELOPMENT AUTHORITY LEASING PERFORMING ARTS CENTER (OTHER
                REVENUE)                                                                      5.00%      02/01/2029    $  1,052,940
    1,400,000   EVANSVILLE-VANDERBURGH COUNTY IN BUILDING AUTHORITY (LEASE REVENUE, MBIA
                INSURED)                                                                      5.00       08/01/2012       1,488,872
    2,000,000   FRANKLIN TOWNSHIP IN SCHOOL BUILDING CORPORATION MARION COUNTY FIRST
                MORTGAGE (LEASE REVENUE, MBIA INSURED)                                        5.00       07/15/2026       2,119,740
    2,515,000   INDIANA ASCENSION HEALTH SERIES F PREREFUNDED (HCFR)SS.                       5.50       11/15/2018       2,766,752
    1,195,000   INDIANA STATE FINANCIAL AUTHORITY REVENUE (OTHER REVENUE)                     5.00       02/01/2029       1,269,353
      290,000   INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT SERIES B (OTHER REVENUE)             6.00       01/10/2020         338,679

                                                                                                                          9,036,336
                                                                                                                       ------------

IOWA - 0.25%
      300,000   CORALVILLE IA COP SERIES D (OTHER REVENUE)                                    5.00       06/01/2014         313,446
      360,000   CORALVILLE IA COP SERIES D (OTHER REVENUE)                                    5.25       06/01/2016         384,012

                                                                                                                            697,458
                                                                                                                       ------------

KANSAS - 0.50%
      620,000   SEDGWICK & SHAWNEE COUNTIES KS SERIES A2 (HOUSING REVENUE, GNMA INSURED)      6.70       06/01/2029         627,186
      750,000   WYANDOTTE COUNTY KS CITY KS UNITED GOVERNMENT TRANSPORTATION DEVELOPMENT
                STRICT LEGENDS VILLAGE WEST PROJECT (OTHER REVENUE)                           4.88       10/01/2028         750,405

                                                                                                                          1,377,591
                                                                                                                       ------------

KENTUCKY - 1.01%
    2,850,000   KENTUCKY HOUSING CORPORATION CONDUIT SHALOM TOWER PROJECT SERIES A
                (HOUSING REVENUE, FNMA)+/-SS.                                                 4.70       12/01/2041       2,797,589
                                                                                                                       ------------

LOUISIANA - 1.78%
    1,000,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES PROJECT
                SERIES A (HEFAR, CIFG INSURED)                                                5.00       07/01/2030       1,060,560
      500,000   LOUISIANA PUBLIC FACILITIES AUTHORITY GRAMBLING UNIVERSITY PROJECT-BLACK
                & GOLD FACILITIES PROJECT SERIES A (HEFAR, CIFG INSURED)                      5.00       07/01/2014         536,160
    2,000,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION SERIES B
                (SPECIAL TAX REVENUE, AMBAC INSURED)                                          5.00       06/01/2018       2,156,640
    1,090,000   LOUISIANA STATE SERIES A (FUEL SALES TAX REVENUE, AMBAC INSURED)              5.38       06/01/2016       1,165,657

                                                                                                                          4,919,017
                                                                                                                       ------------

MARYLAND - 0.18%
      500,000   MARYLAND STATE HEALTH & HEFAR WASHINGTON CHRISTIAN ACADEMY
                (PRIVATE SCHOOL REVENUE)%%                                                    5.50       07/01/2038         501,140
                                                                                                                       ------------

MASSACHUSETTS - 1.68%
    2,500,000   MASSACHUSETTS COLLEGE BUILDING AUTHORITY SERIES (COLLEGE & UNIVERSITY
                REVENUE, COMMONWEALTH OF MASSACHUSETTS)                                       7.50       05/01/2014       3,019,050
      200,000   MASSACHUSETTS HEFA MELROSE WAKEFIELD HOSPITAL SERIES B (HCFR, GO OF
                HOSPITAL)                                                                     5.88       07/01/2018         206,164
    1,000,000   MASSACHUSETTS STATE HFA SERIES C (HOUSING REVENUE)                            3.80       12/01/2016         983,730
       90,000   MASSACHUSETTS WATER POLLUTION ABATEMENT MWRA PROGRAM SERIES A
                PREREFUNDED (WATER REVENUE)SS.                                                6.00       08/01/2023          96,180
      310,000   MASSACHUSETTS WATER POLLUTION ABATEMENT MWRA PROGRAM SERIES A UNREFUNDED
                (WATER REVENUE)                                                               6.00       08/01/2023         329,939

                                                                                                                          4,635,063
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE
MICHIGAN - 4.20%
$     700,000   CRESCENT ACADEMY MICHIGAN COP (OTHER REVENUE)                                 5.75%      12/01/2036    $    694,036
    1,750,000   DETROIT MI DOWNTOWN DEVELOPMENT AUTHORITY DEVELOPMENT AREA #1 PROJECT
                SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)                              4.75       07/01/2025       1,761,620
    3,000,000   DETROIT MI SERIES B1 (PROPERTY TAX REVENUE, AMBAC INSURED)                    5.00       04/01/2015       3,209,550
      475,000   DOCTOR CHARLES DREW ACADEMY MICHIGAN COP (LEASE REVENUE)                      5.70       11/01/2036         470,516
    1,085,000   HOLT MI PUBLIC SCHOOLS (PROPERTY TAX REVENUE, MBIA INSURED)%%                 5.00       05/01/2016       1,171,051
    1,160,000   SPRING LAKE MI PUBLIC SCHOOLS SCHOOL BUILDING & SITE (PROPERTY TAX
                REVENUE, MBIA INSURED)                                                        5.00       05/01/2015       1,258,890
    2,760,000   WAYLAND MI UNION SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC INSURED)         8.00       05/01/2010       3,042,100

                                                                                                                         11,607,763
                                                                                                                       ------------

MINNESOTA - 1.13%
      500,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A (HOUSING
                REVENUE)                                                                      7.25       01/01/2032         528,180
    1,000,000   MINNESOTA STATE 911 PUBLIC SAFETY RADIO COMMUNICATION SYSTEM (OTHER
                REVENUE, MBIA INSURED)                                                        5.00       06/01/2016       1,094,430
      400,000   ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT SERIES A (LEASE REVENUE)      6.00       09/01/2036         403,464
    1,000,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY MN SERIES A (OTHER REVENUE,
                FIRST SECURITY BANK LOC)                                                      5.00       01/01/2016       1,089,200

                                                                                                                          3,115,274
                                                                                                                       ------------

MISSISSIPPI - 0.57%
      372,000   MISSISSIPPI BUSINESS FINANCE CORPORATION MISSISSIPPI POWER COMPANY
                PROJECT+/-SS.                                                                 3.65       09/01/2028         372,000
    1,160,000   MISSISSIPPI DEVELOPMENT SPECIAL OBLIGATION ADAMS COUNTY PROMISSORY
                NOTES PROJECT (IDR)                                                           5.00       07/01/2014       1,198,338

                                                                                                                          1,570,338
                                                                                                                       ------------

MISSOURI - 0.74%
    1,000,000   CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO (SALES TAX
                REVENUE, CIFG INSURED)                                                        4.00       04/15/2026         996,840
      300,000   COTTLEVILLE MO COP (LEASE REVENUE)                                            5.00       08/01/2020         306,636
      250,000   COTTLEVILLE MO COP (LEASE REVENUE)                                            5.10       08/01/2023         255,288
      500,000   OZARK MO CERTIFICATES PARTICIPATION COMMUNITY CENTER PROJECT (LEASE
                REVENUE)                                                                      4.80       09/01/2023         496,005

                                                                                                                          2,054,769
                                                                                                                       ------------

NEW HAMPSHIRE - 0.19%
      500,000   NEW HAMPSHIRE THE MEMORIAL HOSPITAL (HCFR)                                    5.25       06/01/2026         521,885
                                                                                                                       ------------

NEW JERSEY - 0.47%
    1,250,000   MIDDLESEX COUNTY NJ HELDRICH CENTER HOTEL SERIES B (TAX REVENUE)              6.13       01/01/2025       1,290,163
                                                                                                                       ------------

NEW MEXICO - 3.72%
    4,540,000   BERNALILLO COUNTY NM (OTHER REVENUE)                                          5.20       04/01/2021       5,067,548
    1,475,000   BERNALILLO COUNTY NM (OTHER REVENUE)                                          5.25       04/01/2027       1,686,928
    1,400,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 CLASS I
                (HOUSING REVENUE, GNMA INSURED)                                               4.40       01/01/2027       1,401,022
    2,000,000   UNIVERSITY OF NEW MEXICO FSA (NURSING HOME REVENUE, FIRST SECURITY
                BANK LOC)                                                                     5.00       07/01/2018       2,133,240

                                                                                                                         10,288,738
                                                                                                                       ------------

NEW YORK - 4.24%
    5,500,000   LONG ISLAND POWER AUTHORITY NY SERIES D (ELECTRIC REVENUE, MBIA INSURED)      5.00       09/01/2014       5,934,225
      820,000   NEW YORK CITY NY IDAG VAUGHN COLLEGE AERONAUTICS SERIES B (COLLEGE &
                UNIVERSITY REVENUE)                                                           5.25       12/01/2036         832,005
    1,850,000   NEW YORK NY SERIES P (PROPERTY TAX REVENUE, MBIA INSURED)                     5.00       08/01/2015       2,009,637

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE
NEW YORK (CONTINUED)
$   2,700,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B1C                        5.50%      06/01/2019    $  2,943,243

                                                                                                                         11,719,110
                                                                                                                       ------------

NORTH CAROLINA - 1.45%
      800,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY DUKE UNIVERSITY
                PROJECT SERIES B (COLLEGE & UNIVERSITY REVENUE)%%                             4.75       07/01/2042         821,648
    3,000,000   NORTH CAROLINA INFRASTRUCTURE FINANCIAL CORPORATION COP CAPITAL
                IMPROVEMENTS SERIES A (LEASE REVENUE)                                         5.00       02/01/2025       3,173,580

                                                                                                                          3,995,228
                                                                                                                       ------------

NORTH DAKOTA - 0.03%
       55,000   NORTH DAKOTA STATE HOME MORTGAGE FINANCING PROGRAM SERIES C (HOUSING
                REVENUE)                                                                      5.95       07/01/2017          55,926
       35,000   NORTH DAKOTA STATE HOME MORTGAGE FINANCING PROGRAM SERIES C (HOUSING
                REVENUE)                                                                      6.10       07/01/2028          35,643

                                                                                                                             91,569
                                                                                                                       ------------

OHIO - 0.28%
      250,000   JOHNSTOWN OH MORTGAGE (SEWER REVENUE)                                         6.00       12/01/2017         256,453
      500,000   OAK HILLS OH LOCAL SCHOOL DISTRICT SERIES A PREREFUNDED (PROPERTY TAX
                REVENUE)SS.                                                                   5.70       12/01/2025         514,340

                                                                                                                            770,793
                                                                                                                       ------------

OKLAHOMA - 1.08%
    1,100,000   COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT #4 GERONIMO (EDUCATIONAL
                FACILITIES REVENUE)                                                           6.25       08/15/2014       1,209,351
    1,655,000   OKLAHOMA INDUSTRIES AUTHORITY HEALTH SYSTEM INTEGRIS BAPTIST
                (HCFR, AMBAC INSURED)                                                         6.00       08/15/2010       1,778,844

                                                                                                                          2,988,195
                                                                                                                       ------------

OREGON - 1.55%
    1,000,000   MULTNOMAH COUNTY OR HOSPITAL FACILITIES TERWILLIGER PLAZA PROJECT
                SERIES A (HOSPITAL REVENUE)%%                                                 5.25       12/01/2036       1,023,960
    1,000,000   OREGON STATE DEPARTMENT OF ADMINISTRATIVE SERVICES SERIES A PREREFUNDED
                (LEASE REVENUE, AMBAC INSURED)SS.                                             6.25       05/01/2010       1,089,510
    1,435,000   OREGON STATE HEALTH HOUSING ECFA ASPEN FOUNDATION II SERIES A (HCFR)          6.13       04/15/2029       1,280,824
      575,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES M (HOUSING
                REVENUE)                                                                      6.20       07/01/2028         593,486
       94,000   PORTLAND OR SERIES A (OTHER REVENUE)                                          4.88       06/01/2018          95,371
      190,000   WESTERN LANE OR HOSPITAL DISTRICT SISTERS OF ST. JOSEPH PEACE PROJECT         5.63       08/01/2007         190,272

                                                                                                                          4,273,423
                                                                                                                       ------------

PENNSYLVANIA - 1.51%
    1,000,000   CENTRAL DAUPHIN PA SCHOOL DISTRICT PREREFUNDED (PROPERTY TAX REVENUE,
                MBIA INSURED)SS.                                                              7.50       02/01/2030       1,278,530
    1,250,000   EASTON PA AREA SCHOOL DISTRICT SERIES 2006 (PROPERTY TAX REVENUE, FIRST
                SECURITY BANK LOC)                                                            7.75       04/01/2025       1,621,913
    1,250,000   HARRISBURG PA AUTHORITY HARRISBURG UNIVERSITY OF SCIENCE SERIES A
                (COLLEGE & UNIVERSITY REVENUE)%%                                              5.40       09/01/2016       1,261,150

                                                                                                                          4,161,593
                                                                                                                       ------------

PUERTO RICO - 1.29%
      260,000   CHILDREN'S TRUST FUND PUERTO RICO PREREFUNDEDSS.                              5.75       07/01/2010         270,410
      300,000   CHILDREN'S TRUST FUND PUERTO RICO PREREFUNDEDSS.                              6.00       07/01/2010         323,514
        5,000   PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY                          10.25       07/01/2009           5,408
    2,975,000   PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES B+/-                    4.54       10/01/2040       2,975,000

                                                                                                                          3,574,332
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE
SOUTH CAROLINA - 5.78%
$   1,850,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B^        8.17%      01/01/2038    $    154,549
    7,800,000   CONNECTOR 2000 ASSOCIATION INCORPORATED SC CAPITAL APPRECIATION SERIES
                B (TOLL ROAD REVENUE)^                                                        8.05       01/01/2034         926,874
    2,000,000   GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT PURCHASE BUILDING
                EQUITY SOONER (OTHER REVENUE)                                                 5.50       12/01/2016       2,249,220
    1,035,000   GREENWOOD COUNTY SC HOSPITAL SELF REGULATING HEALTHCARE SERIES A (HFFA
                REVENUE, FIRST SECURITY BANK LOC)                                             5.00       10/01/2015       1,104,831
    3,000,000   MEDICAL UNIVERSITY OF SOUTH CAROLINA HOSPITAL AUTHORITY INSURED MEETING
                SERIES A (HOSPITAL REVENUE, MBIA INSURED)                                     5.25       02/15/2020       3,238,140
      750,000   SCAGO EDUCATIONAL FACILITIES CORPORATION FOR COLLETON SCHOOL DISTRICT
                SC (LEASE REVENUE, GUARANTEE AGREEMENT)                                       4.38       12/01/2031         720,795
    1,750,000   SCAGO EDUCATIONAL FACILITIES CORPORATION FOR PICKENS SCHOOL DISTRICT SC
                PICKENS COUNTY PROJECT (LEASE REVENUE, FIRST SECURITY BANK LOC)               5.00       12/01/2031       1,853,845
      750,000   SCAGO EDUCATIONAL FACILITIES CORPORATION FOR SCHOOL PROJECT (LEASE
                REVENUE, GUARANTEE AGREEMENT)                                                 5.00       12/01/2015         806,490
    1,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PREREFUNDED PALMETTO
                HEALTH SERIES C (HOSPITAL REVENUE)SS.                                         6.88       08/01/2013       1,179,300
    3,500,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC SERIES B (OTHER
                REVENUE)                                                                      6.00       05/15/2022       3,734,815

                                                                                                                         15,968,859
                                                                                                                       ------------

SOUTH DAKOTA - 0.52%
    1,440,000   LOWER BRULE SIOUX TRIBE SD SERIES B                                           5.60       05/01/2020       1,436,126
                                                                                                                       ------------

TENNESSEE - 0.83%
      750,000   SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD METHODIST
                PREREFUNDED (HCFR)SS.                                                         6.50       09/01/2021         857,753
    1,250,000   SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD METHODIST
                PREREFUNDED (HCFR)SS.                                                         6.50       09/01/2021       1,429,588

                                                                                                                          2,287,341
                                                                                                                       ------------

TEXAS - 11.68%
    1,500,000   AMARILLO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE, PERMANENT
                SCHOOL FUND GUARANTEED)                                                       5.00       02/01/2023       1,579,440
    1,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                       5.00       08/15/2034       1,051,040
    2,385,000   BEXAR COUNTY TX REVENUE PROJECT                                               5.75       08/15/2022       2,512,168
      325,000   CARROLL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE, PERMANENT
                SCHOOL FUND GUARANTEED)                                                       6.75       08/15/2020         415,006
       45,000   GALVESTON TX PROPERTY FINANCE AUTHORITY SERIES A (HOUSING REVENUE)            8.50       09/01/2011          45,833
    1,400,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)                 5.50       10/01/2019       1,488,732
    4,000,000   HARRIS COUNTY TX HOUSING FINANCE CORPORATION THE GARDENS AT TOMBALL
                (HOUSING REVENUE, FNMA)+/-SS.                                                 4.90       11/01/2039       4,030,160
      735,000   HOUSTON TX COMMUNITY COLLEGE SYSTEM REFERENDUM JUNIOR LIEN STUDENT FEE
                (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)                                  4.50       04/15/2028         731,964
    2,905,000   HOUSTON TX COMMUNITY COLLEGE SYSTEMS REFERENDUM JUNIOR LIEN STUDENT FEE
                (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)                                  5.00       04/15/2026       3,079,823
    2,085,000   LONGVIEW TX WATER & SEWER (WATER & SEWER REVENUE, MBIA INSURED)               5.25       03/01/2022       2,257,492
      610,000   LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL HEALTH
                SYSTEMS OF EAST TEXAS (HFFA REVENUE)                                          5.00       02/15/2008         614,837
    1,825,000   LUFKIN TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE, PERMANENT
                SCHOOL FUND GUARANTEED)                                                       5.00       08/15/2016       1,956,017
    1,170,000   MIDLOTHIAN TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                PERMANENT SCHOOL FUND GUARANTEED)                                             5.00       02/15/2025       1,236,304

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE
TEXAS (CONTINUED)
$     525,000   MISSION TX WATER & SEWER (WATER & SEWER REVENUE, FIRST SECURITY BANK
                LOC)                                                                          4.25%      02/15/2014    $    538,886
    1,655,000   MONTGOMERY COUNTY TX POROUS MEDIA LIMITED PROJECT (GO - STATES,
                TERRITORIES, FIRST SECURITY BANK LOC)                                         5.00       03/01/2016       1,782,104
    1,100,000   SCHERTZ SEGUIN LOCAL GOVERNMENT CORPORATION (OTHER REVENUE, AMBAC
                INSURED)%%                                                                    4.50       02/01/2030       1,095,259
      160,000   TEXARKANA TX HEALTH FACILITIES DEVELOPMENT CORPORATION WADLEY REGIONAL
                MEDICAL CENTER SERIES B (HCFR, MBIA INSURED)                                  6.00       10/01/2017         186,291
    2,365,000   TEXAS HOUSING AUTHORITY STUDENT SERIES B (COLLEGE & UNIVERSITY REVENUE)       6.75       01/01/2033         640,158
      940,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION KIPP INCORPORATED
                EDUCATION SERIES A (PRIVATE SCHOOL REVENUE, ACA INSURED)                      4.60       02/15/2018         947,116
      485,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION KIPP INCORPORATED
                EDUCATION SERIES A (PRIVATE SCHOOL REVENUE, ACA INSURED)                      4.65       02/15/2019         489,486
    3,250,000   TEXAS VETERANS HOUSING ASSISTANCE PROGRAM FUND II SERIES A (HOUSING
                REVENUE)                                                                      5.65       12/01/2017       3,335,703
    2,000,000   VALLEY VIEW TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                PERMANENT SCHOOL FUND GUARANTEED)                                             5.00       02/15/2036       2,112,400
      150,000   VAN TX INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING (PROPERTY TAX
                REVENUE, PERMANENT SCHOOL FUND GUARANTEED)                                    5.00       02/15/2036         159,174

                                                                                                                         32,285,393
                                                                                                                       ------------

UTAH - 3.56%
      500,000   PROVO CITY UT HOUSING AUTHORITY LOOKOUT POINTE APARTMENTS (HOUSING
                REVENUE, GNMA INSURED)                                                        5.80       07/20/2022         513,295
    3,270,000   SALT LAKE COUNTY UT HOUSING AUTHORITY BRIDGESIDE (HOUSING REVENUE, FHA
                INSURED)                                                                      6.38       11/01/2033       3,338,441
      750,000   SPANISH FORK CITY UT AMERICAN LEADERSHIP ACADEMY (EDUCATIONAL FACILITIES
                REVENUE)                                                                      5.70       11/15/2036         750,728
    2,500,000   UTAH STATE BUILDING OWNERSHIP AUTHORITY STATE FACILITIES SERIES B (LEASE
                REVENUE)                                                                      5.25       05/15/2024       2,649,625
      250,000   UTAH STATE BUILDING OWNERSHIP AUTHORITY STATE FACILITIES SERIES C (LEASE
                REVENUE, FIRST SECURITY BANK LOC)                                             5.50       05/15/2019         286,580
    1,200,000   UTAH WATER LOAN FINANCING PROGRAM SERIES B (WATER REVENUE, AMBAC
                INSURED)                                                                      5.00       10/01/2026       1,273,188
      120,000   WEBER COUNTY UT MUNICIPAL BUILDING AUTHORITY PREREFUNDED (LEASE REVENUE,
                MBIA INSURED)SS.                                                              5.75       12/15/2019         123,606
      880,000   WEBER COUNTY UT MUNICIPAL BUILDING AUTHORITY UNREFUNDED (LEASE REVENUE,
                MBIA INSURED)                                                                 5.75       12/15/2019         904,429

                                                                                                                          9,839,892
                                                                                                                       ------------

VIRGIN ISLANDS - 0.39%
    1,000,000   VIRGIN ISLANDS PUBLIC FINANCING AUTHORITY GROSS RECEIPTS TAXES LOAN
                NOTES (SALES TAX REVENUE, FGIC INSURED)                                       5.00       10/01/2028       1,073,370
                                                                                                                       ------------

VIRGINIA - 0.36%
    1,000,000   VIRGINIA STATE HOUSING DEVELOPMENT AUTHORITY SERIES A SUBSERIES A1
                (HOUSING REVENUE, GO OF AUTHORITY)                                            4.75       01/01/2024       1,007,700
                                                                                                                       ------------

WASHINGTON - 2.59%
    2,000,000   CHELAN COUNTY WA PUBLIC UTILITY DISTRICT #001 CHELAN HYDRO SERIES A
                (ELECTRIC PLANT REVENUE, MBIA INSURED)                                        6.05       07/01/2032       2,249,980
      500,000   CLARK COUNTY WA SCHOOL DISTRICT #98 PREREFUNDED (PROPERTY TAX REVENUE,
                MBIA INSURED)SS.                                                              6.15       12/01/2015         544,975
      500,000   SEATTLE WA SERIES B PREREFUNDED (WATER REVENUE, FGIC INSURED)SS.              6.00       07/01/2029         533,450
      590,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE ASSET BACKED       5.50       06/01/2012         625,359
    2,920,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE ASSET BACKED       6.50       06/01/2026       3,216,146

                                                                                                                          7,169,910
                                                                                                                       ------------

WEST VIRGINIA - 0.18%
      500,000   BERKLEY COUNTY WV PUBLIC SEWER BERKLEY COUNTY REFERENDUM (SEWER REVENUE)      5.00       10/01/2022         502,240
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE
WISCONSIN - 2.01%
$   3,235,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED               6.00%      06/01/2017    $  3,478,110
    2,035,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES D
                (HOUSING REVENUE, GO OF AUTHORITY)                                            5.05       11/01/2035       2,075,794

                                                                                                                          5,553,904
                                                                                                                       ------------

WYOMING - 1.11%
    3,000,000   EVANSVILLE WY POLYPIPE INCORPORATED PROJECT (IDR, JPMORGAN CHASE
                BANK LOC)                                                                     4.65       12/01/2016       3,063,210
                                                                                                                       ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $266,494,044)                                                                       274,900,616
                                                                                                                       ------------

SHORT-TERM INVESTMENTS - 0.65%

COMMERCIAL PAPER - 0.36%
    1,000,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                       4.00       01/25/2007       1,000,000
                                                                                                                       ------------

SHARES

MUTUAL FUNDS - 0.29%
      785,873   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~++                                             785,873
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,785,873)                                                                            1,785,873
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $269,260,449)*                               100.54%                                                             $277,883,620
OTHER ASSETS AND LIABILITIES, NET                   (0.54)                                                               (1,505,730)
                                                   ------                                                              ------------
TOTAL NET ASSETS                                   100.00%                                                             $276,377,890
                                                   ======                                                              ============

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $785,873.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

    NEBRASKA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS & NOTES - 98.46%

NEBRASKA - 98.01%
$     250,000   BUFFALO COUNTY NE SCHOOL DISTRICT #002 GIBBON SCHOOL BULDING (PROPERTY
                TAX REVENUE, AMBAC INSURED)                                                   4.25%      12/15/2026    $    250,553
      250,000   CORNHUSKER PUBLIC POWER DISTRICT NEBRASKA (ELECTRIC REVENUE)                  4.50       01/01/2027         250,830
      420,000   DAVID CITY NE HENNIGSEN FOODS INCORPORATED PROJECT (IDR, BANK OF TOKYO
                MITSUBSHI)                                                                    5.40       09/15/2010         424,129
    1,000,000   DOUGLAS COUNTY NE OMAHAS HENRY DOORLY ZOO PROJECT PREREFUNDED
                (RECREATIONAL FACILITIES REVENUE)SS.                                          5.88       09/01/2014       1,057,930
    1,500,000   DOUGLAS COUNTY NE SCHOOL DISTRICT #1 SERIES B (PROPERTY TAX REVENUE)          5.00       12/15/2018       1,569,435
      400,000   DOUGLAS COUNTY NE SCHOOL DISTRICT #17 MILLARD SERVICE A (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)                                             4.50       06/15/2025         400,976
    1,000,000   GRAND ISLAND NE (ELECTRIC REVENUE, MBIA INSURED)                              5.13       08/15/2016       1,055,960
    1,500,000   HALL COUNTY NE SCHOOL DISTRICT #2 GRAND ISLAND PUBLIC SCHOOLS (PROPERTY
                TAX REVENUE, FIRST SECURITY BANK LOC)                                         5.00       12/15/2023       1,605,015
      425,000   LA VISTA NE OFF STREET PARKING (PROPERTY TAX REVENUE)                         4.40       04/15/2017         425,965
    2,520,000   LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYAN MEDICAL CENTER PROJECT
                SERIES A (HCFR, AMBAC INSURED)                                                5.50       06/01/2020       2,676,971
    1,000,000   LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYAN MEMORIAL HOSPITAL
                PROJECT SERIES A PREREFUNDED (HCFR, MBIA INSURED)SS.                          5.10       06/01/2010       1,025,150
      500,000   LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYANLG MEDICAL CENTER PROJECT
                (HOSPITAL REVENUE)                                                            5.00       06/01/2021         529,645
    1,750,000   LANCASTER COUNTY NE SCHOOL DISTRICT #1 LINCOLN PUBLIC SCHOOLS (PROPERTY
                TAX REVENUE)                                                                  5.25       01/15/2022       1,869,438
    1,500,000   LINCOLN NE (ELECTRIC REVENUE)                                                 5.00       09/01/2018       1,568,475
    1,100,000   LINCOLN NE (WATER REVENUE)                                                    5.00       08/15/2017       1,163,415
    1,250,000   LINCOLN NE SERIES A (PARKING FACILITIES REVENUE)                              5.38       08/15/2014       1,297,788
    1,000,000   LINCOLN NE TAX SUPPORTED ANTELOPE VALLEY PROJECT (OTHER REVENUE)              5.00       09/15/2016       1,060,140
    1,000,000   MADISON COUNTY NE HOSPITAL AUTHORITY #1 FAITH REGIONAL HEALTH SERVICES
                PROJECT (HCFR, RADIAN INSURED)                                                5.50       07/01/2021       1,064,170
      750,000   MUNICIPAL ENERGY AGENCY OF NEBRASKA POWER SUPPLY SYSTEMS SERIES A
                (POWER REVENUE, FIRST SECURITY BANK LOC)                                      5.25       04/01/2019         806,970
      575,000   NEBRASKA EDUCATIONAL FINANCE AUTHORITY (COLLEGE & UNIVERSITY REVENUE,
                RADIAN INSURED)                                                               5.00       04/01/2016         599,898
    1,250,000   NEBRASKA EDUCATIONAL TELECOMMUNICATIONS COMMISSION DTV PROJECT (LEASE
                REVENUE)                                                                      6.00       02/01/2010       1,314,863
    1,000,000   NEBRASKA INVESTMENT FINANCE AUTHORITY CHILDRENS HEALTHCARE SERVICES
                (HCFR, AMBAC INSURED)                                                         5.00       08/15/2011       1,032,930
    1,000,000   NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES A (SFHR)#                        4.70       09/01/2021       1,014,170
      210,000   NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (HOUSING REVENUE, GNMA
                INSURED)                                                                      5.65       03/01/2028         213,438
       75,000   NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (OTHER REVENUE)                6.30       09/01/2020          75,738
      500,000   NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (SFHR)                         5.50       03/01/2036         527,535
      355,000   NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E (HOUSING REVENUE, GNMA
                INSURED)                                                                      5.90       09/01/2024         368,437
      730,000   NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E (HOUSING REVENUE, GNMA
                INSURED)                                                                      5.95       09/01/2031         755,514
      500,000   NEBRASKA PUBLIC POWER DISTRICT SERIES A (POWER REVENUE, FGIC INSURED)         5.00       01/01/2031         531,665
      350,000   O'NEILL NE ST. ANTHONY'S PROJECT                                              6.25       09/01/2012         367,420
    1,000,000   OMAHA NE (TAX REVENUE)                                                        5.00       10/15/2022       1,065,650
    1,000,000   OMAHA NE AIRPORT AUTHORITY FACILITIES (AIRPORT REVENUE, FIRST SECURITY
                BANK LOC)                                                                     5.50       01/01/2012       1,064,140
    2,000,000   OMAHA NE AIRPORT AUTHORITY FACILITIES (AIRPORT REVENUE, FIRST SECURITY
                BANK LOC)                                                                     5.50       01/01/2014       2,122,180
    1,000,000   OMAHA NE DOWNTOWN NORTHEAST REDEVELOPMENT PROJECT (SPECIAL TAX REVENUE)       6.00       11/01/2014       1,057,030
      865,000   OMAHA NE RIVERFRONT REDEVELOPMENT PROJECT SERIES A (SALES TAX REVENUE)        5.50       02/01/2017         939,572
      415,000   OMAHA NE SERIES A (PROPERTY TAX REVENUE)                                      6.50       12/01/2014         494,460
      150,000   OMAHA NE SERIES A (PROPERTY TAX REVENUE)                                      6.50       12/01/2016         183,630

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NEBRASKA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE
NEBRASKA (CONTINUED)
$     250,000   OMAHA PUBLIC POWER DISTRIBUTION NEBRASKA CITY 2 SERIES A (ELECTRIC
                REVENUE, AMBAC INSURED)                                                       4.35%      02/01/2036    $    242,520
      250,000   PAPILLION LA VISTA NE SCHOOL DISTRICT NUMBER 027 SARPY COUNTY
                (PROPERTY TAX REVENUE)%%                                                      4.00       12/01/2020         247,623
      250,000   SAUNDERS COUNTY NE SERIES B (GO - STATES, TERRITORIES, MBIA INSURED)          4.50       12/15/2026         250,770
    1,000,000   UNIVERSITY OF NEBRASKA FACILITIES CORPORATION DEFERRED MAINTENANCE
                PROJECT (COLLEGE & UNIVERSITY REVENUE)                                        5.25       07/15/2011       1,022,284

                                                                                                                         35,594,422
                                                                                                                       ------------

NEVADA - 0.04%
       15,000   NEVADA HOUSING DIVISION SERIES A1 (HOUSING REVENUE)                           5.60       10/01/2007          15,129
                                                                                                                       ------------

PUERTO RICO - 0.41%
      150,000   PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES B+/-                    4.56       10/01/2040         150,000
                                                                                                                       ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $34,511,115)                                                                         35,759,551
                                                                                                                       ------------

SHORT-TERM INVESTMENTS - 0.70%

COMMERCIAL PAPER - 0.69%
      250,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                       4.00       01/25/2007         250,000
                                                                                                                       ------------

SHARES

MUTUAL FUNDS - 0.01%
        3,033   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~++                                               3,033
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $253,033)                                                                                253,033
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $34,764,148)*                                 99.16%                                                             $ 36,012,584
OTHER ASSETS AND LIABILITIES, NET                    0.84                                                                   304,872
                                                   ------                                                              ------------
TOTAL NET ASSETS                                   100.00%                                                             $ 36,317,456
                                                   ======                                                              ============

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,033.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

             STATEMENTS OF ASSETS AND LIABILITIES--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         CALIFORNIA
                                                                                       LIMITED-TERM         CALIFORNIA
                                                                                      TAX-FREE FUND      TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ..................................................   $  69,931,596      $ 477,898,027
  INVESTMENTS IN AFFILIATES .......................................................         729,693          4,516,379
                                                                                      -------------      -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ................................      70,661,289        482,414,406
                                                                                      -------------      -------------
  CASH ............................................................................          50,000             50,000
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ................................           9,063             20,938
  RECEIVABLE FOR FUND SHARES ISSUED ...............................................               0             47,263
  RECEIVABLE FOR INVESTMENTS SOLD .................................................               0                  0
  RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................................       1,032,731          6,442,774
                                                                                      -------------      -------------
TOTAL ASSETS ......................................................................      71,753,083        488,975,381
                                                                                      -------------      -------------

LIABILITIES
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .........................               0                  0
  PAYABLE FOR FUND SHARES REDEEMED ................................................               0            246,074
  PAYABLE FOR INVESTMENTS PURCHASED ...............................................               0          2,431,290
  PAYABLE FOR FLOATING RATE NOTES ISSUED (NOTE 2) .................................               0                  0
  DIVIDENDS PAYABLE ...............................................................         225,783          1,829,803
  INTEREST EXPENSE AND FEES PAYABLE (NOTE 2) ......................................               0                  0
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........................          31,498            271,719
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .........................          18,198            111,695
  ACCRUED EXPENSES AND OTHER LIABILITIES ..........................................          19,341             46,562
                                                                                      -------------      -------------
TOTAL LIABILITIES .................................................................         294,820          4,937,143
                                                                                      -------------      -------------
TOTAL NET ASSETS ..................................................................   $  71,458,263      $ 484,038,238
                                                                                      -------------      -------------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL .................................................................   $  71,091,349      $ 452,880,944
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................................         148,400             59,802
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................        (433,000)           638,033
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
    TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES .......         548,837         30,128,234
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...........................         102,677            331,225
                                                                                      -------------      -------------
TOTAL NET ASSETS ..................................................................   $  71,458,263      $ 484,038,238
                                                                                      -------------      -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ............................................................   $  42,159,941      $ 357,239,799
  SHARES OUTSTANDING - CLASS A ....................................................       4,028,984         31,739,075
  NET ASSET VALUE PER SHARE - CLASS A .............................................   $       10.46      $       11.26
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A ......................................   $       10.78(2)   $       11.79(3)
  NET ASSETS - CLASS B ............................................................             N/A      $  51,176,300
  SHARES OUTSTANDING - CLASS B ....................................................             N/A          4,460,199
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..........................             N/A      $       11.47
  NET ASSETS - CLASS C ............................................................   $   6,006,918      $  29,242,777
  SHARES OUTSTANDING - CLASS C ....................................................         574,136          2,547,922
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..........................   $       10.46      $       11.48
  NET ASSETS - CLASS Z ............................................................             N/A                N/A
  SHARES OUTSTANDING - CLASS Z ....................................................             N/A                N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ..........................             N/A                N/A
  NET ASSETS - ADMINISTRATOR CLASS ................................................   $  23,291,404      $  46,379,362
  SHARES OUTSTANDING - ADMINISTRATOR CLASS ........................................       2,260,658          4,112,845
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ..............   $       10.30      $       11.28
                                                                                      -------------      -------------
INVESTMENTS AT COST ...............................................................   $  70,112,452      $ 452,286,172
                                                                                      -------------      -------------

                                                                                           COLORADO          MINNESOTA
                                                                                      TAX-FREE FUND      TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ..................................................   $  88,893,226      $ 167,698,482
  INVESTMENTS IN AFFILIATES .......................................................         674,077          1,215,747
                                                                                      -------------      -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ................................      89,567,303        168,914,229
                                                                                      -------------      -------------
  CASH ............................................................................          50,000             50,000
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ................................               0                  0
  RECEIVABLE FOR FUND SHARES ISSUED ...............................................          36,622             43,923
  RECEIVABLE FOR INVESTMENTS SOLD .................................................               0                  0
  RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................................         826,707          2,592,849
                                                                                      -------------      -------------
TOTAL ASSETS ......................................................................      90,480,632        171,601,001
                                                                                      -------------      -------------

LIABILITIES
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .........................               0              2,344
  PAYABLE FOR FUND SHARES REDEEMED ................................................               0             68,790
  PAYABLE FOR INVESTMENTS PURCHASED ...............................................               0          1,441,438
  PAYABLE FOR FLOATING RATE NOTES ISSUED (NOTE 2) .................................       1,585,000                  0
  DIVIDENDS PAYABLE ...............................................................         337,445            651,799
  INTEREST EXPENSE AND FEES PAYABLE (NOTE 2) ......................................          18,442                  0
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........................          38,362             60,745
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .........................          21,995             40,094
  ACCRUED EXPENSES AND OTHER LIABILITIES ..........................................          22,596             21,246
                                                                                      -------------      -------------
TOTAL LIABILITIES .................................................................       2,023,840          2,286,456
                                                                                      -------------      -------------
TOTAL NET ASSETS ..................................................................   $  88,456,792      $ 169,314,545
                                                                                      -------------      -------------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL .................................................................   $  84,225,192      $ 160,017,150
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................................         150,978            501,627
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................          95,403           (242,073)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
    TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES .......       3,985,219          9,099,186
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...........................               0            (61,345)
                                                                                      -------------      -------------
TOTAL NET ASSETS ..................................................................   $  88,456,792      $ 169,314,545
                                                                                      -------------      -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ............................................................   $  46,892,684      $  39,513,098
  SHARES OUTSTANDING - CLASS A ....................................................       4,358,833          3,623,273
  NET ASSET VALUE PER SHARE - CLASS A .............................................   $       10.76      $       10.91
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A ......................................   $       11.27(3)   $       11.42(3)
  NET ASSETS - CLASS B ............................................................   $   7,316,673      $   8,040,503
  SHARES OUTSTANDING - CLASS B ....................................................         679,140            737,320
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..........................   $       10.77      $       10.91
  NET ASSETS - CLASS C ............................................................             N/A      $     815,818
  SHARES OUTSTANDING - CLASS C ....................................................             N/A             74,815
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..........................             N/A      $       10.90
  NET ASSETS - CLASS Z ............................................................             N/A      $   3,962,030
  SHARES OUTSTANDING - CLASS Z ....................................................             N/A            363,319
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ..........................             N/A      $       10.91
  NET ASSETS - ADMINISTRATOR CLASS ................................................   $  34,247,435      $ 116,983,096
  SHARES OUTSTANDING - ADMINISTRATOR CLASS ........................................       3,182,958         10,729,570
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ..............   $       10.76      $       10.90
                                                                                      -------------      -------------
INVESTMENTS AT COST ...............................................................   $  85,582,084      $ 159,815,043
                                                                                      -------------      -------------

                                                                                           NATIONAL
                                                                                       LIMITED-TERM           NATIONAL
                                                                                      TAX-FREE FUND      TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ..................................................   $  86,696,384      $ 277,097,747
  INVESTMENTS IN AFFILIATES .......................................................       1,175,286            785,873
                                                                                      -------------      -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ................................      87,871,670        277,883,620
                                                                                      -------------      -------------
  CASH ............................................................................          50,000             50,000
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ................................               0             10,625
  RECEIVABLE FOR FUND SHARES ISSUED ...............................................          30,000            246,333
  RECEIVABLE FOR INVESTMENTS SOLD .................................................               0          2,490,611
  RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................................       1,199,771          3,660,672
                                                                                      -------------      -------------
TOTAL ASSETS ......................................................................      89,151,441        284,341,861
                                                                                      -------------      -------------

LIABILITIES
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .........................               0                  0
  PAYABLE FOR FUND SHARES REDEEMED ................................................          63,187            110,649
  PAYABLE FOR INVESTMENTS PURCHASED ...............................................         654,543          6,634,102
  PAYABLE FOR FLOATING RATE NOTES ISSUED (NOTE 2) .................................               0                  0
  DIVIDENDS PAYABLE ...............................................................         306,439          1,024,098
  INTEREST EXPENSE AND FEES PAYABLE (NOTE 2) ......................................               0                  0
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........................          21,723            117,223
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .........................          21,908             64,107
  ACCRUED EXPENSES AND OTHER LIABILITIES ..........................................          18,836             13,792
                                                                                      -------------      -------------
TOTAL LIABILITIES .................................................................       1,086,636          7,963,971
                                                                                      -------------      -------------
TOTAL NET ASSETS ..................................................................   $  88,064,805      $ 276,377,890
                                                                                      -------------      -------------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL .................................................................   $  89,154,208      $ 272,759,240
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................................         (38,764)           820,878
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................      (1,172,376)        (6,010,927)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
    TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES .......         121,737          8,623,171
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...........................               0            185,528
                                                                                      -------------      -------------
TOTAL NET ASSETS ..................................................................   $  88,064,805      $ 276,377,890
                                                                                      -------------      -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ............................................................   $   2,151,484      $  93,303,767
  SHARES OUTSTANDING - CLASS A ....................................................         201,390          8,901,287
  NET ASSET VALUE PER SHARE - CLASS A .............................................   $       10.68      $       10.48
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A ......................................   $       11.01(2)   $       10.97(3)
  NET ASSETS - CLASS B ............................................................   $     442,866      $  16,957,978
  SHARES OUTSTANDING - CLASS B ....................................................          41,500          1,617,564
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..........................   $       10.67      $       10.48
  NET ASSETS - CLASS C ............................................................   $     673,145      $   7,081,143
  SHARES OUTSTANDING - CLASS C ....................................................          63,120            675,719
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..........................   $       10.66      $       10.48
  NET ASSETS - CLASS Z ............................................................             N/A                N/A
  SHARES OUTSTANDING - CLASS Z ....................................................             N/A                N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ..........................             N/A                N/A
  NET ASSETS - ADMINISTRATOR CLASS ................................................   $  84,797,310      $ 159,035,002
  SHARES OUTSTANDING - ADMINISTRATOR CLASS ........................................       7,939,845         15,170,101
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ..............   $       10.68      $       10.48
                                                                                      -------------      -------------
INVESTMENTS AT COST ...............................................................   $  87,749,933      $ 269,260,449
                                                                                      -------------      -------------

                                                                                           NEBRASKA
                                                                                      TAX-FREE FUND
---------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ..................................................   $  36,009,551
  INVESTMENTS IN AFFILIATES .......................................................           3,033
                                                                                      -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ................................      36,012,584
                                                                                      -------------
  CASH ............................................................................          50,000
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ................................               0
  RECEIVABLE FOR FUND SHARES ISSUED ...............................................               0
  RECEIVABLE FOR INVESTMENTS SOLD .................................................         150,516
  RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................................         536,426
                                                                                      -------------
TOTAL ASSETS ......................................................................      36,749,526
                                                                                      -------------

LIABILITIES
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .........................           1,250
  PAYABLE FOR FUND SHARES REDEEMED ................................................               0
  PAYABLE FOR INVESTMENTS PURCHASED ...............................................         250,000
  PAYABLE FOR FLOATING RATE NOTES ISSUED (NOTE 2) .................................               0
  DIVIDENDS PAYABLE ...............................................................         131,385
  INTEREST EXPENSE AND FEES PAYABLE (NOTE 2) ......................................               0
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........................          10,859
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .........................           8,262
  ACCRUED EXPENSES AND OTHER LIABILITIES ..........................................          30,314
                                                                                      -------------
TOTAL LIABILITIES .................................................................         432,070
                                                                                      -------------
TOTAL NET ASSETS ..................................................................   $  36,317,456
                                                                                      -------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL .................................................................   $  35,043,286
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................................          16,403
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................          23,644
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
    TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES .......       1,248,436
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...........................         (14,313)
                                                                                      -------------
TOTAL NET ASSETS ..................................................................   $  36,317,456
                                                                                      -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ............................................................             N/A
  SHARES OUTSTANDING - CLASS A ....................................................             N/A
  NET ASSET VALUE PER SHARE - CLASS A .............................................             N/A
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A ......................................             N/A
  NET ASSETS - CLASS B ............................................................             N/A
  SHARES OUTSTANDING - CLASS B ....................................................             N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..........................             N/A
  NET ASSETS - CLASS C ............................................................             N/A
  SHARES OUTSTANDING - CLASS C ....................................................             N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..........................             N/A
  NET ASSETS - CLASS Z ............................................................             N/A
  SHARES OUTSTANDING - CLASS Z ....................................................             N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ..........................             N/A
  NET ASSETS - ADMINISTRATOR CLASS ................................................   $  36,317,456
  SHARES OUTSTANDING - ADMINISTRATOR CLASS ........................................       3,726,878
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ..............   $        9.74
                                                                                      -------------
INVESTMENTS AT COST ...............................................................   $  34,764,148
                                                                                      -------------

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/97 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

(3) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.50 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      54-55

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                                      STATEMENTS OF OPERATIONS--
                          FOR THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            CALIFORNIA
                                                                          LIMITED-TERM         CALIFORNIA
                                                                         TAX-FREE FUND      TAX-FREE FUND
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS .........................................................   $           0      $     221,230
   INTEREST ..........................................................       1,451,714         12,238,354
   INCOME FROM AFFILIATED SECURITIES .................................          24,620             41,689
                                                                         -------------      -------------
TOTAL INVESTMENT INCOME ..............................................       1,476,334         12,501,273
                                                                         -------------      -------------

EXPENSES
   ADVISORY FEES .....................................................         137,668            978,154
   ADMINISTRATION FEES
       FUND LEVEL ....................................................          17,208            122,269
       CLASS A .......................................................          57,509            502,665
       CLASS B .......................................................             N/A             75,533
       CLASS C .......................................................           8,982             41,152
       CLASS Z .......................................................             N/A                N/A
       ADMINISTRATOR CLASS ...........................................          10,670             23,342
   CUSTODY FEES ......................................................           6,883             48,908
   SHAREHOLDER SERVICING FEES ........................................          86,042            611,347
   ACCOUNTING FEES ...................................................          11,699             21,575
   DISTRIBUTION FEES (NOTE 3)
       CLASS B .......................................................             N/A            202,320
       CLASS C .......................................................          24,059            110,231
   PROFESSIONAL FEES .................................................           6,693              9,532
   REGISTRATION FEES .................................................           1,429              3,731
   SHAREHOLDER REPORTS ...............................................           1,498             27,337
   TRUSTEES' FEES ....................................................           4,300              4,300
   INTEREST EXPENSE AND FEES (NOTE 2) ................................               0                  0
   OTHER FEES AND EXPENSES ...........................................           1,869              4,285
                                                                         -------------      -------------
TOTAL EXPENSES .......................................................         376,509          2,786,681
                                                                         -------------      -------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......................         (86,242)          (576,174)
   NET EXPENSES ......................................................         290,267          2,210,507
                                                                         -------------      -------------
NET INVESTMENT INCOME (LOSS) .........................................       1,186,067         10,290,766
                                                                         -------------      -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...         (49,623)         2,378,490
   FUTURES TRANSACTIONS ..............................................        (120,060)          (365,544)
                                                                         -------------      -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................        (169,683)         2,012,946
                                                                         -------------      -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...         822,886          9,968,614
   FUTURES TRANSACTIONS ..............................................         102,677            331,225
                                                                         -------------      -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..         925,563         10,299,839
                                                                         -------------      -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............         755,880         12,312,785
                                                                         -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......   $   1,941,947      $  22,603,551
                                                                         -------------      -------------

                                                                                                                    NATIONAL
                                                                              COLORADO          MINNESOTA       LIMITED-TERM
                                                                         TAX-FREE FUND      TAX-FREE FUND      TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS .........................................................   $      16,755      $           0      $           0
   INTEREST ..........................................................       2,205,551          4,139,703          2,008,935
   INCOME FROM AFFILIATED SECURITIES .................................          30,100             25,444             44,606
                                                                         -------------      -------------      -------------
TOTAL INVESTMENT INCOME ..............................................       2,252,406          4,165,147          2,053,541
                                                                         -------------      -------------      -------------

EXPENSES
   ADVISORY FEES .....................................................         173,841            334,042            190,773
   ADMINISTRATION FEES
       FUND LEVEL ....................................................          21,730             41,755             23,847
       CLASS A .......................................................          63,694             55,099              3,116
       CLASS B .......................................................          10,673             11,885                615
       CLASS C .......................................................             N/A              1,054              1,045
       CLASS Z .......................................................             N/A              8,746                N/A
       ADMINISTRATOR CLASS ...........................................          16,901             57,268             45,988
   CUSTODY FEES ......................................................           8,692             16,702              9,539
   SHAREHOLDER SERVICING FEES ........................................         108,651            208,775            119,234
   ACCOUNTING FEES ...................................................          12,124             20,056             21,398
   DISTRIBUTION FEES (NOTE 3)
       CLASS B .......................................................          28,586             31,834              1,648
       CLASS C .......................................................             N/A              2,823              2,798
   PROFESSIONAL FEES .................................................           7,665             10,094              7,863
   REGISTRATION FEES .................................................           1,396             12,432             13,310
   SHAREHOLDER REPORTS ...............................................           3,244             12,383              1,513
   TRUSTEES' FEES ....................................................           4,300              4,300              4,300
   INTEREST EXPENSE AND FEES (NOTE 2) ................................          34,384                  0                  0
   OTHER FEES AND EXPENSES ...........................................           1,540              2,898              2,344
                                                                         -------------      -------------      -------------
TOTAL EXPENSES .......................................................         497,421            832,146            449,331
                                                                         -------------      -------------      -------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......................        (107,289)          (232,761)          (154,458)
   NET EXPENSES ......................................................         390,132            599,385            294,873
                                                                         -------------      -------------      -------------
NET INVESTMENT INCOME (LOSS) .........................................       1,862,274          3,565,762          1,758,668
                                                                         -------------      -------------      -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...         184,116            187,057            (15,057)
   FUTURES TRANSACTIONS ..............................................         104,606            207,225             36,823
                                                                         -------------      -------------      -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................         288,722            394,282             21,766
                                                                         -------------      -------------      -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...       1,320,636          2,602,508            624,859
   FUTURES TRANSACTIONS ..............................................               0            (23,753)            18,190
                                                                         -------------      -------------      -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..       1,320,636          2,578,755            643,049
                                                                         -------------      -------------      -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............       1,609,358          2,973,037            664,815
                                                                         -------------      -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......   $   3,471,632      $   6,538,799      $   2,423,483
                                                                         -------------      -------------      -------------

                                                                              NATIONAL           NEBRASKA
                                                                         TAX-FREE FUND      TAX-FREE FUND
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS .........................................................   $      56,809      $           0
   INTEREST ..........................................................       6,577,588            870,259
   INCOME FROM AFFILIATED SECURITIES .................................         190,271              8,906
                                                                         -------------      -------------
TOTAL INVESTMENT INCOME ..............................................       6,824,668            879,165
                                                                         -------------      -------------

EXPENSES
   ADVISORY FEES .....................................................         559,221             73,577
   ADMINISTRATION FEES
       FUND LEVEL ....................................................          69,903             27,591
       CLASS A .......................................................         134,112                N/A
       CLASS B .......................................................          25,819                N/A
       CLASS C .......................................................          10,081                N/A
       CLASS Z .......................................................             N/A                N/A
       ADMINISTRATOR CLASS ...........................................          79,087                N/A
   CUSTODY FEES ......................................................          27,961              3,679
   SHAREHOLDER SERVICING FEES ........................................         349,513             45,985
   ACCOUNTING FEES ...................................................          16,652             10,946
   DISTRIBUTION FEES (NOTE 3)
       CLASS B .......................................................          69,159                N/A
       CLASS C .......................................................          27,003                N/A
   PROFESSIONAL FEES .................................................          11,269              5,355
   REGISTRATION FEES .................................................          24,708                 63
   SHAREHOLDER REPORTS ...............................................          17,324              1,961
   TRUSTEES' FEES ....................................................           4,300              4,300
   INTEREST EXPENSE AND FEES (NOTE 2) ................................               0                  0
   OTHER FEES AND EXPENSES ...........................................           3,111                783
                                                                         -------------      -------------
TOTAL EXPENSES .......................................................       1,429,223            174,240
                                                                         -------------      -------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......................        (342,341)           (36,281)
   NET EXPENSES ......................................................       1,086,882            137,959
                                                                         -------------      -------------
NET INVESTMENT INCOME (LOSS) .........................................       5,737,786            741,206
                                                                         -------------      -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...       1,592,969            104,047
   FUTURES TRANSACTIONS ..............................................        (232,997)            16,022
                                                                         -------------      -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................       1,359,972            120,069
                                                                         -------------      -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...       4,839,039            351,910
   FUTURES TRANSACTIONS ..............................................         185,528            (14,313)
                                                                         -------------      -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..       5,024,567            337,597
                                                                         -------------      -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............       6,384,539            457,666
                                                                         -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......   $  12,122,325      $   1,198,872
                                                                         -------------      -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      56-57

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                    CALIFORNIA LIMITED-TERM
                                                                                                         TAX-FREE FUND
                                                                                            ---------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED               FOR THE
                                                                                            DECEMBER 31, 2006            YEAR ENDED
                                                                                                  (UNAUDITED)         JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................................   $      67,004,795      $     80,008,181

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................           1,186,067             2,249,110
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................            (169,683)             (246,848)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..................             925,563            (1,479,669)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................           1,941,947               522,593
                                                                                            -----------------      ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...........................................................................            (701,312)           (1,263,038)
      CLASS B ...........................................................................                 N/A                   N/A
      CLASS C ...........................................................................             (85,463)             (173,575)
      CLASS Z ...........................................................................                 N/A                   N/A
      ADMINISTRATOR CLASS ...............................................................            (389,178)             (730,067)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...........................................................................                   0              (151,480)
      CLASS B ...........................................................................                 N/A                   N/A
      CLASS C ...........................................................................                   0               (29,160)
      CLASS Z ...........................................................................                 N/A                   N/A
      ADMINISTRATOR CLASS ...............................................................                   0               (75,596)
                                                                                            -----------------      ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................          (1,175,953)           (2,422,916)
                                                                                            -----------------      ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................................           9,227,756             1,757,328
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................................             435,749             1,034,897
   COST OF SHARES REDEEMED - CLASS A ....................................................          (7,394,584)          (14,278,776)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A           2,268,921           (11,486,551)
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ..................................................                 N/A                   N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................................                 N/A                   N/A
   COST OF SHARES REDEEMED - CLASS B ....................................................                 N/A                   N/A
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B                 N/A                   N/A
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................................              66,842               672,870
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................................              52,158               155,573
   COST OF SHARES REDEEMED - CLASS C ....................................................          (1,083,442)           (3,995,535)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C            (964,442)           (3,167,092)
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ..................................................                 N/A                   N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..............................................                 N/A                   N/A
   COST OF SHARES REDEEMED - CLASS Z ....................................................                 N/A                   N/A
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z                 N/A                   N/A
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ......................................           7,583,052            18,536,474
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................................              47,945               123,292
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ........................................          (5,248,002)          (15,109,186)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ..................................................................           2,382,995             3,550,580
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .........           3,687,474           (11,103,063)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................           4,453,468           (13,003,386)
                                                                                            =================      ================
ENDING NET ASSETS .......................................................................   $      71,458,263      $     67,004,795
                                                                                            =================      ================

                                                                                                   CALIFORNIA TAX-FREE FUND
                                                                                            ---------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED               FOR THE
                                                                                            DECEMBER 31, 2006            YEAR ENDED
                                                                                                  (UNAUDITED)         JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................................   $     480,150,096      $    511,644,586

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................          10,290,766            20,897,277
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................           2,012,946             1,850,213
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..................          10,299,839           (19,487,874)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................          22,603,551             3,259,616
                                                                                            -----------------      ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...........................................................................          (7,740,824)          (15,709,874)
      CLASS B ...........................................................................            (961,947)           (2,115,666)
      CLASS C ...........................................................................            (523,610)           (1,085,581)
      CLASS Z ...........................................................................                 N/A                   N/A
      ADMINISTRATOR CLASS ...............................................................          (1,064,386)           (1,985,764)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...........................................................................          (1,046,418)           (3,574,811)
      CLASS B ...........................................................................            (151,160)             (581,303)
      CLASS C ...........................................................................             (85,865)             (295,719)
      CLASS Z ...........................................................................                 N/A                   N/A
      ADMINISTRATOR CLASS ...............................................................            (134,808)             (386,841)
                                                                                            -----------------      ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................         (11,709,018)          (25,735,559)
                                                                                            -----------------      ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................................          16,611,584            40,898,358
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................................           4,839,854            12,713,175
   COST OF SHARES REDEEMED - CLASS A ....................................................         (22,201,561)          (58,752,537)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A            (750,123)           (5,141,004)
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ..................................................             734,334             2,076,439
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................................             672,889             1,922,834
   COST OF SHARES REDEEMED - CLASS B ....................................................          (5,724,078)          (13,235,041)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B          (4,316,855)           (9,235,768)
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................................           1,688,283             6,751,816
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................................             357,373               942,315
   COST OF SHARES REDEEMED - CLASS C ....................................................          (2,620,570)           (9,037,456)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C            (574,914)           (1,343,325)
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ..................................................                 N/A                   N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..............................................                 N/A                   N/A
   COST OF SHARES REDEEMED - CLASS Z ....................................................                 N/A                   N/A
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z                 N/A                   N/A
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ......................................           3,326,773            22,912,883
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................................             195,401               486,252
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ........................................          (4,886,673)          (16,697,585)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ..................................................................          (1,364,499)            6,701,550
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .........          (7,006,391)           (9,018,547)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................           3,888,142           (31,494,490)
                                                                                            =================      ================
ENDING NET ASSETS .......................................................................   $     484,038,238      $    480,150,096
                                                                                            =================      ================

                                                                                                    COLORADO TAX-FREE FUND
                                                                                            ---------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED               FOR THE
                                                                                            DECEMBER 31, 2006            YEAR ENDED
                                                                                                  (UNAUDITED)         JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................................   $      83,519,066      $     95,809,849

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................           1,862,274             3,862,446
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................             288,722               183,199
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..................           1,320,636            (3,408,541)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................           3,471,632               637,104
                                                                                            -----------------      ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...........................................................................            (960,376)           (1,975,677)
      CLASS B ...........................................................................            (132,522)             (300,727)
      CLASS C ...........................................................................                 N/A                   N/A
      CLASS Z ...........................................................................                 N/A                   N/A
      ADMINISTRATOR CLASS ...............................................................            (755,087)           (1,558,801)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...........................................................................                   0                     0
      CLASS B ...........................................................................                   0                     0
      CLASS C ...........................................................................                 N/A                   N/A
      CLASS Z ...........................................................................                 N/A                   N/A
      ADMINISTRATOR CLASS ...............................................................                   0                     0
                                                                                            -----------------      ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................          (1,847,985)           (3,835,205)
                                                                                            -----------------      ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................................           6,653,945             7,402,907
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................................             482,139             1,213,454
   COST OF SHARES REDEEMED - CLASS A ....................................................          (4,620,412)          (13,817,079)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A           2,515,672            (5,200,718)
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ..................................................              28,275                82,391
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................................              71,284               192,143
   COST OF SHARES REDEEMED - CLASS B ....................................................            (591,258)           (1,407,104)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B            (491,699)           (1,132,570)
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................................                 N/A                   N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................................                 N/A                   N/A
   COST OF SHARES REDEEMED - CLASS C ....................................................                 N/A                   N/A
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C                 N/A                   N/A
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ..................................................                 N/A                   N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..............................................                 N/A                   N/A
   COST OF SHARES REDEEMED - CLASS Z ....................................................                 N/A                   N/A
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z                 N/A                   N/A
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ......................................           5,617,828             3,761,610
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................................              65,735               186,447
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ........................................          (4,393,457)           (6,707,451)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ..................................................................           1,290,106            (2,759,394)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .........           3,314,079            (9,092,682)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................           4,937,726           (12,290,783)
                                                                                            =================      ================
ENDING NET ASSETS .......................................................................   $      88,456,792      $     83,519,066
                                                                                            =================      ================

                                                                                                    MINNESOTA TAX-FREE FUND
                                                                                            ---------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED               FOR THE
                                                                                            DECEMBER 31, 2006            YEAR ENDED
                                                                                                  (UNAUDITED)         JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................................   $     160,447,308      $    182,570,382

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................           3,565,762             7,255,023
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................             394,282               797,692
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..................           2,578,755            (6,637,743)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................           6,538,799             1,414,972
                                                                                            -----------------      ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...........................................................................            (812,856)           (1,528,202)
      CLASS B ...........................................................................            (143,710)             (343,034)
      CLASS C ...........................................................................             (12,652)              (15,814)
      CLASS Z ...........................................................................             (82,261)             (184,956)
      ADMINISTRATOR CLASS ...............................................................          (2,508,627)           (5,175,323)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...........................................................................            (104,817)             (118,498)
      CLASS B ...........................................................................             (21,599)              (33,535)
      CLASS C ...........................................................................              (2,203)               (1,485)
      CLASS Z ...........................................................................             (10,332)              (15,111)
      ADMINISTRATOR CLASS ...............................................................            (309,015)             (381,656)
                                                                                            -----------------      ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................          (4,008,072)           (7,797,614)
                                                                                            -----------------      ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................................           2,718,805             5,966,684
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................................             586,635             1,220,950
   COST OF SHARES REDEEMED - CLASS A ....................................................          (2,540,284)           (5,476,888)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A             765,156             1,710,746
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ..................................................              44,718               207,014
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................................              96,240               259,745
   COST OF SHARES REDEEMED - CLASS B ....................................................          (1,024,784)           (2,287,971)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B            (883,826)           (1,821,212)
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................................             191,753               342,615
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................................              10,862                14,365
   COST OF SHARES REDEEMED - CLASS C ....................................................             (31,940)              (93,435)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C             170,675               263,545
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ..................................................             367,642             1,243,601
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..............................................              63,115               165,273
   COST OF SHARES REDEEMED - CLASS Z ....................................................            (271,659)           (2,014,149)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z             159,098              (605,275)
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ......................................          12,797,006            12,637,708
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................................             508,668               980,509
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ........................................          (7,180,267)          (28,906,453)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ..................................................................           6,125,407           (15,288,236)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .........           6,336,510           (15,740,432)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................           8,867,237           (22,123,074)
                                                                                            =================      ================
ENDING NET ASSETS .......................................................................   $     169,314,545      $    160,447,308
                                                                                            =================      ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      58-59

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                    CALIFORNIA LIMITED-TERM
                                                                                                         TAX-FREE FUND
                                                                                            ---------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED               FOR THE
                                                                                            DECEMBER 31, 2006            YEAR ENDED
                                                                                                  (UNAUDITED)         JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ................................................................             882,516               168,121
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .............................              41,638                99,040
   SHARES REDEEMED - CLASS A ............................................................            (707,023)           (1,365,962)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .................................             217,131            (1,098,801)
                                                                                            -----------------      ----------------
   SHARES SOLD - CLASS B ................................................................                 N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .............................                 N/A                   N/A
   SHARES REDEEMED - CLASS B ............................................................                 N/A                   N/A
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .................................                 N/A                   N/A
                                                                                            -----------------      ----------------
   SHARES SOLD - CLASS C ................................................................               6,385                64,118
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .............................               4,984                14,893
   SHARES REDEEMED - CLASS C ............................................................            (103,828)             (382,233)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .................................             (92,459)             (303,222)
                                                                                            -----------------      ----------------
   SHARES SOLD - CLASS Z ................................................................                 N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z .............................                 N/A                   N/A
   SHARES REDEEMED - CLASS Z ............................................................                 N/A                   N/A
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z .................................                 N/A                   N/A
                                                                                            -----------------      ----------------
   SHARES SOLD - ADMINISTRATOR CLASS ....................................................             735,141             1,792,265
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .................               4,650                11,983
   SHARES REDEEMED - ADMINISTRATOR CLASS ................................................            (509,551)           (1,471,635)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .....................             230,240               332,613
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .             354,912            (1,069,410)
                                                                                            =================      ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................   $         148,400      $        138,286
                                                                                            =================      ================

                                                                                                   CALIFORNIA TAX-FREE FUND
                                                                                            ---------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED               FOR THE
                                                                                            DECEMBER 31, 2006            YEAR ENDED
                                                                                                  (UNAUDITED)         JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ................................................................           1,478,688             3,631,690
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .............................             429,250             1,132,458
   SHARES REDEEMED - CLASS A ............................................................          (1,976,120)           (5,230,773)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .................................             (68,182)             (466,625)
                                                                                            -----------------      ----------------
   SHARES SOLD - CLASS B ................................................................              64,269               180,942
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .............................              58,546               167,988
   SHARES REDEEMED - CLASS B ............................................................            (499,047)           (1,150,375)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .................................            (376,232)             (801,445)
                                                                                            -----------------      ----------------
   SHARES SOLD - CLASS C ................................................................             147,695               589,034
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .............................              31,077                82,326
   SHARES REDEEMED - CLASS C ............................................................            (230,123)             (789,343)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .................................             (51,351)             (117,983)
                                                                                            -----------------      ----------------
   SHARES SOLD - CLASS Z ................................................................                 N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z .............................                 N/A                   N/A
   SHARES REDEEMED - CLASS Z ............................................................                 N/A                   N/A
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z .................................                 N/A                   N/A
                                                                                            -----------------      ----------------
   SHARES SOLD - ADMINISTRATOR CLASS ....................................................             294,500             2,036,198
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .................              17,291                43,289
   SHARES REDEEMED - ADMINISTRATOR CLASS ................................................            (433,291)           (1,479,548)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .....................            (121,500)              599,939
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .            (617,265)             (786,114)
                                                                                            =================      ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................   $          59,802      $         59,803
                                                                                            =================      ================

                                                                                                    COLORADO TAX-FREE FUND
                                                                                            ---------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED               FOR THE
                                                                                            DECEMBER 31, 2006            YEAR ENDED
                                                                                                  (UNAUDITED)         JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ................................................................             618,101               690,303
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .............................              44,833               113,034
   SHARES REDEEMED - CLASS A ............................................................            (429,617)           (1,287,359)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .................................             233,317              (484,022)
                                                                                            -----------------      ----------------
   SHARES SOLD - CLASS B ................................................................               2,630                 7,608
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .............................               6,617                17,874
   SHARES REDEEMED - CLASS B ............................................................             (55,011)             (131,095)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .................................             (45,764)             (105,613)
                                                                                            -----------------      ----------------
   SHARES SOLD - CLASS C ................................................................                 N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .............................                 N/A                   N/A
   SHARES REDEEMED - CLASS C ............................................................                 N/A                   N/A
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .................................                 N/A                   N/A
                                                                                            -----------------      ----------------
   SHARES SOLD - CLASS Z ................................................................                 N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z .............................                 N/A                   N/A
   SHARES REDEEMED - CLASS Z ............................................................                 N/A                   N/A
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z .................................                 N/A                   N/A
                                                                                            -----------------      ----------------
   SHARES SOLD - ADMINISTRATOR CLASS ....................................................             523,335               350,120
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .................               6,114                17,369
   SHARES REDEEMED - ADMINISTRATOR CLASS ................................................            (408,703)             (624,537)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .....................             120,746              (257,048)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .             308,299              (846,683)
                                                                                            =================      ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................   $         150,978      $        136,689
                                                                                            =================      ================

                                                                                                    MINNESOTA TAX-FREE FUND
                                                                                            ---------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED               FOR THE
                                                                                            DECEMBER 31, 2006            YEAR ENDED
                                                                                                  (UNAUDITED)         JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ................................................................             249,295               548,619
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .............................              53,655               111,825
   SHARES REDEEMED - CLASS A ............................................................            (232,596)             (501,139)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .................................              70,354               159,305
                                                                                            -----------------      ----------------
   SHARES SOLD - CLASS B ................................................................               4,141                18,955
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .............................               8,803                23,781
   SHARES REDEEMED - CLASS B ............................................................             (94,183)             (209,787)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .................................             (81,239)             (167,051)
                                                                                            -----------------      ----------------
   SHARES SOLD - CLASS C ................................................................              17,561                31,359
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .............................                 993                 1,318
   SHARES REDEEMED - CLASS C ............................................................              (2,935)               (8,422)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .................................              15,619                24,255
                                                                                            -----------------      ----------------
   SHARES SOLD - CLASS Z ................................................................              33,802               113,345
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z .............................               5,773                15,130
   SHARES REDEEMED - CLASS Z ............................................................             (24,916)             (184,534)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z .................................              14,659               (56,059)
                                                                                            -----------------      ----------------
   SHARES SOLD - ADMINISTRATOR CLASS ....................................................           1,173,980             1,159,788
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .................              46,506                89,899
   SHARES REDEEMED - ADMINISTRATOR CLASS ................................................            (659,196)           (2,643,263)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .....................             561,290            (1,393,576)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .             580,683            (1,433,126)
                                                                                            =================      ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................   $         501,627      $        495,971
                                                                                            =================      ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      60-61

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                     NATIONAL LIMITED-TERM
                                                                                                         TAX-FREE FUND
                                                                                            ---------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED               FOR THE
                                                                                            DECEMBER 31, 2006            YEAR ENDED
                                                                                                  (UNAUDITED)         JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................................   $     100,205,582      $    126,941,459

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................           1,758,668             3,653,533
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................              21,766              (503,574)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..................             643,049            (1,686,307)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................           2,423,483             1,463,652
                                                                                            -----------------      ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...........................................................................             (38,491)              (90,010)
      CLASS B ...........................................................................              (5,949)              (15,218)
      CLASS C ...........................................................................             (10,108)              (26,841)
      CLASS Z ...........................................................................                 N/A                   N/A
      ADMINISTRATOR CLASS ...............................................................          (1,701,158)           (3,514,603)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...........................................................................                   0                     0
      CLASS B ...........................................................................                   0                     0
      CLASS C ...........................................................................                   0                     0
      CLASS Z ...........................................................................                 N/A                   N/A
      ADMINISTRATOR CLASS ...............................................................                   0                     0
                                                                                            -----------------      ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................          (1,755,706)           (3,646,672)
                                                                                            -----------------      ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................................             320,074             1,006,200
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................................              27,460                80,842
   COST OF SHARES REDEEMED - CLASS A ....................................................            (423,044)           (2,790,088)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A             (75,510)           (1,703,046)
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ..................................................             124,769               133,489
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................................               3,417                12,617
   COST OF SHARES REDEEMED - CLASS B ....................................................             (64,512)             (515,603)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B              63,674              (369,497)
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................................              40,095               498,081
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................................               8,530                25,810
   COST OF SHARES REDEEMED - CLASS C ....................................................            (237,134)             (604,481)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C            (188,509)              (80,590)
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ..................................................                 N/A                   N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..............................................                 N/A                   N/A
   COST OF SHARES REDEEMED - CLASS Z ....................................................                 N/A                   N/A
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z                 N/A                   N/A
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ......................................          12,050,524            16,563,698
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................................             179,374               468,351
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ........................................         (24,838,107)          (39,431,773)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ..................................................................         (12,608,209)          (22,399,724)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .........         (12,808,554)          (24,552,857)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................         (12,140,777)          (26,735,877)
                                                                                            =================      ================
ENDING NET ASSETS .......................................................................   $      88,064,805      $    100,205,582
                                                                                            =================      ================

                                                                                                    NATIONAL TAX-FREE FUND
                                                                                            ---------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED               FOR THE
                                                                                            DECEMBER 31, 2006            YEAR ENDED
                                                                                                  (UNAUDITED)         JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................................   $     276,949,333      $    317,157,730

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................           5,737,786            12,617,453
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................           1,359,972             4,685,801
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..................           5,024,567           (15,479,752)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................          12,122,325             1,823,502
                                                                                            -----------------      ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...........................................................................          (1,927,880)           (4,185,766)
      CLASS B ...........................................................................            (302,130)             (725,041)
      CLASS C ...........................................................................            (117,947)             (266,328)
      CLASS Z ...........................................................................                 N/A                   N/A
      ADMINISTRATOR CLASS ...............................................................          (3,376,374)           (7,359,212)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...........................................................................                   0                     0
      CLASS B ...........................................................................                   0                     0
      CLASS C ...........................................................................                   0                     0
      CLASS Z ...........................................................................                 N/A                   N/A
      ADMINISTRATOR CLASS ...............................................................                   0                     0
                                                                                            -----------------      ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................          (5,724,331)          (12,536,347)
                                                                                            -----------------      ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................................           3,621,663            15,188,636
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................................             972,645             2,595,205
   COST OF SHARES REDEEMED - CLASS A ....................................................          (9,374,972)          (20,180,696)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A          (4,780,664)           (2,396,855)
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ..................................................             419,055               621,043
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................................              13,304               430,975
   COST OF SHARES REDEEMED - CLASS B ....................................................          (3,410,916)           (5,405,449)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B          (2,848,557)           (4,353,431)
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................................             138,312               409,673
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................................              53,949               153,844
   COST OF SHARES REDEEMED - CLASS C ....................................................            (436,401)           (1,624,603)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C            (244,140)           (1,061,086)
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ..................................................                 N/A                   N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..............................................                 N/A                   N/A
   COST OF SHARES REDEEMED - CLASS Z ....................................................                 N/A                   N/A
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z                 N/A                   N/A
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ......................................          15,667,204            23,181,986
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................................             353,400               938,162
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ........................................         (15,116,680)          (45,804,328)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ..................................................................             903,924           (21,684,180)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .........          (6,969,437)          (29,495,552)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................            (571,443)          (40,208,397)
                                                                                            =================      ================
ENDING NET ASSETS .......................................................................   $     276,377,890      $    276,949,333
                                                                                            =================      ================

                                                                                                    NEBRASKA TAX-FREE FUND
                                                                                            ---------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED               FOR THE
                                                                                            DECEMBER 31, 2006            YEAR ENDED
                                                                                                  (UNAUDITED)         JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................................   $      36,905,395      $     41,962,876

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................             741,206             1,562,840
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................             120,069                41,787
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..................             337,597            (1,408,156)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................           1,198,872               196,471
                                                                                            -----------------      ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...........................................................................                 N/A                   N/A
      CLASS B ...........................................................................                 N/A                   N/A
      CLASS C ...........................................................................                 N/A                   N/A
      CLASS Z ...........................................................................                 N/A                   N/A
      ADMINISTRATOR CLASS ...............................................................            (740,488)           (1,560,325)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...........................................................................                 N/A                   N/A
      CLASS B ...........................................................................                 N/A                   N/A
      CLASS C ...........................................................................                 N/A                   N/A
      CLASS Z ...........................................................................                 N/A                   N/A
      ADMINISTRATOR CLASS ...............................................................             (84,848)             (208,134)
                                                                                            -----------------      ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................            (825,336)           (1,768,459)
                                                                                            -----------------      ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................................                 N/A                   N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................................                 N/A                   N/A
   COST OF SHARES REDEEMED - CLASS A ....................................................                 N/A                   N/A
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A                 N/A                   N/A
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ..................................................                 N/A                   N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................................                 N/A                   N/A
   COST OF SHARES REDEEMED - CLASS B ....................................................                 N/A                   N/A
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B                 N/A                   N/A
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................................                 N/A                   N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................................                 N/A                   N/A
   COST OF SHARES REDEEMED - CLASS C ....................................................                 N/A                   N/A
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C                 N/A                   N/A
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ..................................................                 N/A                   N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..............................................                 N/A                   N/A
   COST OF SHARES REDEEMED - CLASS Z ....................................................                 N/A                   N/A
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z                 N/A                   N/A
                                                                                            -----------------      ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ......................................           1,451,470               808,162
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................................              22,748                43,415
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ........................................          (2,435,693)           (4,337,070)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ..................................................................            (961,475)           (3,485,493)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .........            (961,475)           (3,485,493)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................            (587,939)           (5,057,481)
                                                                                            =================      ================
ENDING NET ASSETS .......................................................................   $      36,317,456      $     36,905,395
                                                                                            =================      ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      62-63

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                     NATIONAL LIMITED-TERM
                                                                                                         TAX-FREE FUND
                                                                                            ---------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED               FOR THE
                                                                                            DECEMBER 31, 2006            YEAR ENDED
                                                                                                  (UNAUDITED)         JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ................................................................              29,938                94,066
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .............................               2,568                 7,554
   SHARES REDEEMED - CLASS A ............................................................             (39,588)             (261,076)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .................................              (7,082)             (159,456)
                                                                                            -----------------      ----------------
   SHARES SOLD - CLASS B ................................................................              11,689                12,518
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .............................                 320                 1,180
   SHARES REDEEMED - CLASS B ............................................................              (6,040)              (48,436)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .................................               5,969               (34,738)
                                                                                            -----------------      ----------------
   SHARES SOLD - CLASS C ................................................................               3,759                46,296
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .............................                 799                 2,418
   SHARES REDEEMED - CLASS C ............................................................             (22,221)              (56,850)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .................................             (17,663)               (8,136)
                                                                                            -----------------      ----------------
   SHARES SOLD - CLASS Z ................................................................                 N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z .............................                 N/A                   N/A
   SHARES REDEEMED - CLASS Z ............................................................                 N/A                   N/A
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z .................................                 N/A                   N/A
                                                                                            -----------------      ----------------
   SHARES SOLD - ADMINISTRATOR CLASS ....................................................           1,127,926             1,546,590
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .................              16,783                43,795
   SHARES REDEEMED - ADMINISTRATOR CLASS ................................................          (2,326,740)           (3,685,608)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .....................          (1,182,031)           (2,095,223)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .          (1,200,807)           (2,297,553)
                                                                                            =================      ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................   $         (38,764)     $        (41,726)
                                                                                            =================      ================

                                                                                                    NATIONAL TAX-FREE FUND
                                                                                            ---------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED               FOR THE
                                                                                            DECEMBER 31, 2006            YEAR ENDED
                                                                                                  (UNAUDITED)         JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ................................................................             347,207             1,457,715
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .............................              93,074               249,442
   SHARES REDEEMED - CLASS A ............................................................            (899,219)           (1,942,336)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .................................            (458,938)             (235,179)
                                                                                            -----------------      ----------------
   SHARES SOLD - CLASS B ................................................................              40,237                59,487
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .............................              13,713                41,395
   SHARES REDEEMED - CLASS B ............................................................            (326,858)             (517,906)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .................................            (272,908)             (417,024)
                                                                                            -----------------      ----------------
   SHARES SOLD - CLASS C ................................................................              13,298                39,307
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .............................               5,165                14,783
   SHARES REDEEMED - CLASS C ............................................................             (41,881)             (155,985)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .................................             (23,418)             (101,895)
                                                                                            -----------------      ----------------
   SHARES SOLD - CLASS Z ................................................................                 N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z .............................                 N/A                   N/A
   SHARES REDEEMED - CLASS Z ............................................................                 N/A                   N/A
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z .................................                 N/A                   N/A
                                                                                            -----------------      ----------------
   SHARES SOLD - ADMINISTRATOR CLASS ....................................................           1,501,226             2,223,825
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .................              33,814                90,077
   SHARES REDEEMED - ADMINISTRATOR CLASS ................................................          (1,448,156)           (4,414,865)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .....................              86,884            (2,100,963)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .            (668,380)           (2,855,061)
                                                                                            =================      ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................   $         820,878            $  807,423
                                                                                            =================      ================

                                                                                                    NEBRASKA TAX-FREE FUND
                                                                                            ---------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED               FOR THE
                                                                                            DECEMBER 31, 2006            YEAR ENDED
                                                                                                  (UNAUDITED)         JUNE 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ................................................................                 N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .............................                 N/A                   N/A
   SHARES REDEEMED - CLASS A ............................................................                 N/A                   N/A
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .................................                 N/A                   N/A
                                                                                            -----------------      ----------------
   SHARES SOLD - CLASS B ................................................................                 N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .............................                 N/A                   N/A
   SHARES REDEEMED - CLASS B ............................................................                 N/A                   N/A
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .................................                 N/A                   N/A
                                                                                            -----------------      ----------------
   SHARES SOLD - CLASS C ................................................................                 N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .............................                 N/A                   N/A
   SHARES REDEEMED - CLASS C ............................................................                 N/A                   N/A
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .................................                 N/A                   N/A
                                                                                            -----------------      ----------------
   SHARES SOLD - CLASS Z ................................................................                 N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z .............................                 N/A                   N/A
   SHARES REDEEMED - CLASS Z ............................................................                 N/A                   N/A
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z .................................                 N/A                   N/A
                                                                                            -----------------      ----------------
   SHARES SOLD - ADMINISTRATOR CLASS ....................................................             148,524                82,225
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .................               2,325                 4,430
   SHARES REDEEMED - ADMINISTRATOR CLASS ................................................            (250,225)             (441,886)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .....................             (99,376)             (355,231)
                                                                                            -----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .             (99,376)             (355,231)
                                                                                            =================      ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................   $          16,403      $         15,685
                                                                                            =================      ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      64-65

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                    NET REALIZED
                                                        BEGINNING          NET               AND    DISTRIBUTIONS    DISTRIBUTIONS
                                                        NET ASSET   INVESTMENT        UNREALIZED         FROM NET         FROM NET
                                                        VALUE PER       INCOME    GAIN (LOSS) ON       INVESTMENT         REALIZED
                                                            SHARE       (LOSS)       INVESTMENTS           INCOME            GAINS
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......      $10.34         0.18              0.12            (0.18)            0.00
JULY 1, 2005 TO JUNE 30, 2006 .......................      $10.60         0.30             (0.24)           (0.29)           (0.03)
JULY 1, 2004 TO JUNE 30, 2005 .......................      $10.46         0.28              0.15            (0.27)           (0.02)
JULY 1, 2003 TO JUNE 30, 2004 .......................      $10.74         0.23             (0.22)           (0.23)           (0.06)
JULY 1, 2002 TO JUNE 30, 2003 .......................      $10.50         0.25              0.24            (0.25)            0.00
JULY 1, 2001 TO JUNE 30, 2002 .......................      $10.33         0.31              0.20            (0.31)           (0.03)

CLASS C
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......      $10.34         0.15              0.11            (0.14)            0.00
JULY 1, 2005 TO JUNE 30, 2006 .......................      $10.59         0.22             (0.23)           (0.21)           (0.03)
JULY 1, 2004 TO JUNE 30, 2005 .......................      $10.46         0.20              0.14            (0.19)           (0.02)
JULY 1, 2003 TO JUNE 30, 2004 .......................      $10.74         0.15             (0.22)           (0.15)           (0.06)
AUGUST 30, 2002(3) TO JUNE 30, 2003 .................      $10.63         0.13              0.11            (0.13)            0.00

ADMINISTRATOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......      $10.18         0.19              0.12            (0.19)            0.00
JULY 1, 2005 TO JUNE 30, 2006 .......................      $10.43         0.32             (0.23)           (0.31)           (0.03)
JULY 1, 2004 TO JUNE 30, 2005 .......................      $10.29         0.31              0.15            (0.30)           (0.02)
JULY 1, 2003 TO JUNE 30, 2004 .......................      $10.57         0.26             (0.22)           (0.26)           (0.06)
JULY 1, 2002 TO JUNE 30, 2003 .......................      $10.34         0.27              0.23            (0.27)            0.00
JULY 1, 2001 TO JUNE 30, 2002 .......................      $10.17         0.32              0.20            (0.32)           (0.03)

CALIFORNIA TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......      $11.00         0.24              0.29            (0.24)           (0.03)
JULY 1, 2005 TO JUNE 30, 2006 .......................      $11.51         0.48             (0.40)           (0.48)           (0.11)
JULY 1, 2004 TO JUNE 30, 2005 .......................      $11.01         0.49              0.56            (0.49)           (0.06)
JULY 1, 2003 TO JUNE 30, 2004 .......................      $11.57         0.50             (0.46)           (0.50)           (0.10)
JULY 1, 2002 TO JUNE 30, 2003 .......................      $11.29         0.51              0.33            (0.53)           (0.03)
JULY 1, 2001 TO JUNE 30, 2002 .......................      $11.24         0.55              0.10            (0.54)           (0.06)

CLASS B
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......      $11.22         0.21              0.28            (0.21)           (0.03)
JULY 1, 2005 TO JUNE 30, 2006 .......................      $11.74         0.41             (0.41)           (0.41)           (0.11)
JULY 1, 2004 TO JUNE 30, 2005 .......................      $11.22         0.40              0.58            (0.40)           (0.06)
JULY 1, 2003 TO JUNE 30, 2004 .......................      $11.79         0.41             (0.46)           (0.41)           (0.11)
JULY 1, 2002 TO JUNE 30, 2003 .......................      $11.51         0.42              0.33            (0.44)           (0.03)
JULY 1, 2001 TO JUNE 30, 2002 .......................      $11.46         0.48              0.09            (0.46)           (0.06)

CLASS C
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......      $11.22         0.21              0.29            (0.21)           (0.03)
JULY 1, 2005 TO JUNE 30, 2006 .......................      $11.74         0.41             (0.41)           (0.41)           (0.11)
JULY 1, 2004 TO JUNE 30, 2005 .......................      $11.22         0.40              0.58            (0.40)           (0.06)
JULY 1, 2003 TO JUNE 30, 2004 .......................      $11.79         0.41             (0.46)           (0.41)           (0.11)
JULY 1, 2002 TO JUNE 30, 2003 .......................      $11.51         0.43              0.32            (0.44)           (0.03)
JULY 1, 2001 TO JUNE 30, 2002 .......................      $11.46         0.47              0.10            (0.46)           (0.06)

ADMINISTRATOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......      $11.03         0.26              0.28            (0.26)           (0.03)
JULY 1, 2005 TO JUNE 30, 2006 .......................      $11.54         0.51             (0.40)           (0.51)           (0.11)
JULY 1, 2004 TO JUNE 30, 2005 .......................      $11.03         0.52              0.57            (0.52)           (0.06)
JULY 1, 2003 TO JUNE 30, 2004 .......................      $11.59         0.53             (0.46)           (0.53)           (0.10)
JULY 1, 2002 TO JUNE 30, 2003 .......................      $11.32         0.53              0.32            (0.55)           (0.03)
JULY 1, 2001 TO JUNE 30, 2002 .......................      $11.27         0.57              0.10            (0.56)           (0.06)

COLORADO TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......      $10.55         0.23              0.21            (0.23)            0.00
JULY 1, 2005 TO JUNE 30, 2006 .......................      $10.94         0.46             (0.40)           (0.45)            0.00
JULY 1, 2004 TO JUNE 30, 2005 .......................      $10.64         0.46              0.30            (0.46)            0.00
JULY 1, 2003 TO JUNE 30, 2004 .......................      $11.01         0.47             (0.37)           (0.47)            0.00
JULY 1, 2002 TO JUNE 30, 2003 .......................      $10.61         0.50              0.40            (0.50)            0.00
JULY 1, 2001 TO JUNE 30, 2002 .......................      $10.39         0.53              0.22            (0.53)            0.00

                                                             ENDING          RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                          NET ASSET    ---------------------------------------------------------
                                                          VALUE PER    NET INVESTMENT          GROSS       EXPENSES          NET
                                                              SHARE     INCOME (LOSS)       EXPENSES         WAIVED     EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......        $10.46        3.44%           1.08%           (0.23)%         0.85%
JULY 1, 2005 TO JUNE 30, 2006 .......................        $10.34        2.85%           1.09%           (0.24)%         0.85%
JULY 1, 2004 TO JUNE 30, 2005 .......................        $10.60        2.63%           1.08%           (0.23)%         0.85%
JULY 1, 2003 TO JUNE 30, 2004 .......................        $10.46        2.13%           1.05%           (0.20)%         0.85%
JULY 1, 2002 TO JUNE 30, 2003 .......................        $10.74        2.35%           0.99%           (0.18)%         0.81%
JULY 1, 2001 TO JUNE 30, 2002 .......................        $10.50        2.97%           1.24%           (0.49)%         0.75%

CLASS C
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......        $10.46        2.70%           1.83%           (0.23)%         1.60%
JULY 1, 2005 TO JUNE 30, 2006 .......................        $10.34        2.09%           1.85%           (0.25)%         1.60%
JULY 1, 2004 TO JUNE 30, 2005 .......................        $10.59        1.88%           1.83%           (0.23)%         1.60%
JULY 1, 2003 TO JUNE 30, 2004 .......................        $10.46        1.41%           1.80%           (0.20)%         1.60%
AUGUST 30, 2002(3) TO JUNE 30, 2003 .................        $10.74        1.39%           1.79%           (0.19)%         1.60%

ADMINISTRATOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......        $10.30        3.68%           0.90%           (0.30)%         0.60%
JULY 1, 2005 TO JUNE 30, 2006 .......................        $10.18        3.11%           0.91%           (0.31)%         0.60%
JULY 1, 2004 TO JUNE 30, 2005 .......................        $10.43        2.93%           0.79%           (0.19)%         0.60%
JULY 1, 2003 TO JUNE 30, 2004 .......................        $10.29        2.40%           0.73%           (0.13)%         0.60%
JULY 1, 2002 TO JUNE 30, 2003 .......................        $10.57        2.49%           0.72%           (0.12)%         0.60%
JULY 1, 2001 TO JUNE 30, 2002 .......................        $10.34        3.12%           0.85%           (0.25)%         0.60%

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......        $11.26        4.31%           1.03%           (0.23)%         0.80%
JULY 1, 2005 TO JUNE 30, 2006 .......................        $11.00        4.32%           1.04%           (0.24)%         0.80%
JULY 1, 2004 TO JUNE 30, 2005 .......................        $11.51        4.36%           1.05%           (0.25)%         0.80%
JULY 1, 2003 TO JUNE 30, 2004 .......................        $11.01        4.46%           1.03%           (0.23)%         0.80%
JULY 1, 2002 TO JUNE 30, 2003 .......................        $11.57        4.60%           0.95%           (0.16)%         0.79%
JULY 1, 2001 TO JUNE 30, 2002 .......................        $11.29        4.86%           0.90%           (0.13)%         0.77%

CLASS B
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......        $11.47        3.57%           1.78%           (0.23)%         1.55%
JULY 1, 2005 TO JUNE 30, 2006 .......................        $11.22        3.56%           1.79%           (0.24)%         1.55%
JULY 1, 2004 TO JUNE 30, 2005 .......................        $11.74        3.52%           1.79%           (0.24)%         1.55%
JULY 1, 2003 TO JUNE 30, 2004 .......................        $11.22        3.60%           1.77%           (0.22)%         1.55%
JULY 1, 2002 TO JUNE 30, 2003 .......................        $11.79        3.81%           1.71%           (0.17)%         1.54%
JULY 1, 2001 TO JUNE 30, 2002 .......................        $11.51        3.95%           1.66%           (0.14)%         1.52%

CLASS C
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......        $11.48        3.56%           1.78%           (0.23)%         1.55%
JULY 1, 2005 TO JUNE 30, 2006 .......................        $11.22        3.56%           1.79%           (0.24)%         1.55%
JULY 1, 2004 TO JUNE 30, 2005 .......................        $11.74        3.52%           1.79%           (0.24)%         1.55%
JULY 1, 2003 TO JUNE 30, 2004 .......................        $11.22        3.60%           1.77%           (0.22)%         1.55%
JULY 1, 2002 TO JUNE 30, 2003 .......................        $11.79        3.80%           1.68%           (0.14)%         1.54%
JULY 1, 2001 TO JUNE 30, 2002 .......................        $11.51        3.94%           1.64%           (0.12)%         1.52%

ADMINISTRATOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......        $11.28        4.56%           0.85%           (0.30)%         0.55%
JULY 1, 2005 TO JUNE 30, 2006 .......................        $11.03        4.58%           0.86%           (0.31)%         0.55%
JULY 1, 2004 TO JUNE 30, 2005 .......................        $11.54        4.60%           0.75%           (0.20)%         0.55%
JULY 1, 2003 TO JUNE 30, 2004 .......................        $11.03        4.69%           0.70%           (0.15)%         0.55%
JULY 1, 2002 TO JUNE 30, 2003 .......................        $11.59        4.82%           0.65%           (0.08)%         0.57%
JULY 1, 2001 TO JUNE 30, 2002 .......................        $11.32        4.88%           0.62%           (0.02)%         0.60%

COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......        $10.76        4.25%           1.11%(5)        (0.22)%         0.89%(5)
JULY 1, 2005 TO JUNE 30, 2006 .......................        $10.55        4.28%           1.17%(5)        (0.24)%         0.93%(5)
JULY 1, 2004 TO JUNE 30, 2005 .......................        $10.94        4.24%           1.13%(5)        (0.22)%         0.91%(5)
JULY 1, 2003 TO JUNE 30, 2004 .......................        $10.64        4.37%           1.10%(5)        (0.21)%         0.89%(5)
JULY 1, 2002 TO JUNE 30, 2003 .......................        $11.01        4.60%           1.07%(5)        (0.22)%         0.85%(5)
JULY 1, 2001 TO JUNE 30, 2002 .......................        $10.61        5.01%           1.08%(5)        (0.36)%         0.72%(5)

                                                                             PORTFOLIO     NET ASSETS AT
                                                                   TOTAL      TURNOVER     END OF PERIOD
                                                               RETURN(2)       RATE(4)   (000'S OMITTED)
--------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......              2.91%           39%         $  42,160
JULY 1, 2005 TO JUNE 30, 2006 .......................              0.58%           82%         $  39,433
JULY 1, 2004 TO JUNE 30, 2005 .......................              4.20%          111%         $  52,029
JULY 1, 2003 TO JUNE 30, 2004 .......................              0.11%           48%         $  63,231
JULY 1, 2002 TO JUNE 30, 2003 .......................              4.74%           64%         $  99,568
JULY 1, 2001 TO JUNE 30, 2002 .......................              5.00%           34%         $  70,142

CLASS C
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......              2.52%           39%         $   6,007
JULY 1, 2005 TO JUNE 30, 2006 .......................             (0.08)%          82%         $   6,894
JULY 1, 2004 TO JUNE 30, 2005 .......................              3.33%          111%         $  10,273
JULY 1, 2003 TO JUNE 30, 2004 .......................             (0.64)%          48%         $  11,523
AUGUST 30, 2002(3) TO JUNE 30, 2003 .................              2.26%           64%         $  11,301

ADMINISTRATOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......              3.06%           39%         $  23,291
JULY 1, 2005 TO JUNE 30, 2006 .......................              0.89%           82%         $  20,677
JULY 1, 2004 TO JUNE 30, 2005 .......................              4.54%          111%         $  17,707
JULY 1, 2003 TO JUNE 30, 2004 .......................              0.36%           48%         $  15,425
JULY 1, 2002 TO JUNE 30, 2003 .......................              4.93%           64%         $  39,338
JULY 1, 2001 TO JUNE 30, 2002 .......................              5.19%           34%         $  12,224

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......              4.81%           20%         $ 357,240
JULY 1, 2005 TO JUNE 30, 2006 .......................              0.76%           48%         $ 350,038
JULY 1, 2004 TO JUNE 30, 2005 .......................              9.72%           30%         $ 371,633
JULY 1, 2003 TO JUNE 30, 2004 .......................              0.41%           41%         $ 357,779
JULY 1, 2002 TO JUNE 30, 2003 .......................              7.77%           34%         $ 398,186
JULY 1, 2001 TO JUNE 30, 2002 .......................              5.67%           31%         $ 386,927

CLASS B
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......              4.38%           20%         $  51,176
JULY 1, 2005 TO JUNE 30, 2006 .......................             (0.00)%          48%         $  54,258
JULY 1, 2004 TO JUNE 30, 2005 .......................              8.90%           30%         $  66,182
JULY 1, 2003 TO JUNE 30, 2004 .......................             (0.43)%          41%         $  91,719
JULY 1, 2002 TO JUNE 30, 2003 .......................              6.87%           34%         $ 140,419
JULY 1, 2001 TO JUNE 30, 2002 .......................              4.88%           31%         $ 146,487

CLASS C
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......              4.47%           20%         $  29,243
JULY 1, 2005 TO JUNE 30, 2006 .......................             (0.00)%          48%         $  29,168
JULY 1, 2004 TO JUNE 30, 2005 .......................              8.89%           30%         $  31,904
JULY 1, 2003 TO JUNE 30, 2004 .......................             (0.43)%          41%         $  34,089
JULY 1, 2002 TO JUNE 30, 2003 .......................              6.87%           34%         $  46,666
JULY 1, 2001 TO JUNE 30, 2002 .......................              4.87%           31%         $  46,013

ADMINISTRATOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......              4.94%           20%         $  46,379
JULY 1, 2005 TO JUNE 30, 2006 .......................              1.02%           48%         $  46,686
JULY 1, 2004 TO JUNE 30, 2005 .......................             10.07%           30%         $  41,926
JULY 1, 2003 TO JUNE 30, 2004 .......................              0.66%           41%         $  36,408
JULY 1, 2002 TO JUNE 30, 2003 .......................              7.90%           34%         $  38,681
JULY 1, 2001 TO JUNE 30, 2002 .......................              5.85%           31%         $  42,913

COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......              4.18%           11%         $  46,893
JULY 1, 2005 TO JUNE 30, 2006 .......................              0.60%           23%         $  43,538
JULY 1, 2004 TO JUNE 30, 2005 .......................              7.24%           33%         $  50,410
JULY 1, 2003 TO JUNE 30, 2004 .......................              0.93%           31%         $  51,120
JULY 1, 2002 TO JUNE 30, 2003 .......................              8.62%           37%         $  59,877
JULY 1, 2001 TO JUNE 30, 2002 .......................              7.34%           28%         $  58,152

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      66-67

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                    NET REALIZED
                                                        BEGINNING          NET               AND    DISTRIBUTIONS    DISTRIBUTIONS
                                                        NET ASSET   INVESTMENT        UNREALIZED         FROM NET         FROM NET
                                                        VALUE PER       INCOME    GAIN (LOSS) ON       INVESTMENT         REALIZED
                                                            SHARE       (LOSS)       INVESTMENTS           INCOME            GAINS
----------------------------------------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND (CONTINUED)

CLASS B
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......      $10.57         0.19              0.20            (0.19)            0.00
JULY 1, 2005 TO JUNE 30, 2006 .......................      $10.95         0.38             (0.39)           (0.37)            0.00
JULY 1, 2004 TO JUNE 30, 2005 .......................      $10.65         0.38              0.30            (0.38)            0.00
JULY 1, 2003 TO JUNE 30, 2004 .......................      $11.02         0.39             (0.37)           (0.39)            0.00
JULY 1, 2002 TO JUNE 30, 2003 .......................      $10.63         0.42              0.39            (0.42)            0.00
JULY 1, 2001 TO JUNE 30, 2002 .......................      $10.41         0.45              0.22            (0.45)            0.00

ADMINISTRATOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......      $10.55         0.24              0.21            (0.24)            0.00
JULY 1, 2005 TO JUNE 30, 2006 .......................      $10.94         0.49             (0.40)           (0.48)            0.00
JULY 1, 2004 TO JUNE 30, 2005 .......................      $10.64         0.49              0.30            (0.49)            0.00
JULY 1, 2003 TO JUNE 30, 2004 .......................      $11.01         0.50             (0.37)           (0.50)            0.00
JULY 1, 2002 TO JUNE 30, 2003 .......................      $10.62         0.52              0.39            (0.52)            0.00
JULY 1, 2001 TO JUNE 30, 2002 .......................      $10.40         0.53              0.22            (0.53)            0.00

MINNESOTA TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......      $10.74         0.23              0.20            (0.23)           (0.03)
JULY 1, 2005 TO JUNE 30, 2006 .......................      $11.15         0.45             (0.37)           (0.45)           (0.04)
JULY 1, 2004 TO JUNE 30, 2005 .......................      $10.89         0.45              0.30            (0.44)           (0.05)
JULY 1, 2003 TO JUNE 30, 2004 .......................      $11.27         0.46             (0.39)           (0.45)            0.00
JULY 1, 2002 TO JUNE 30, 2003 .......................      $10.84         0.47              0.43            (0.47)            0.00
JULY 1, 2001 TO JUNE 30, 2002 .......................      $10.67         0.52              0.17            (0.52)            0.00

CLASS B
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......      $10.74         0.20              0.19            (0.19)           (0.03)
JULY 1, 2005 TO JUNE 30, 2006 .......................      $11.15         0.37             (0.37)           (0.37)           (0.04)
JULY 1, 2004 TO JUNE 30, 2005 .......................      $10.89         0.38              0.29            (0.36)           (0.05)
JULY 1, 2003 TO JUNE 30, 2004 .......................      $11.27         0.37             (0.39)           (0.36)            0.00
JULY 1, 2002 TO JUNE 30, 2003 .......................      $10.84         0.39              0.43            (0.39)            0.00
JULY 1, 2001 TO JUNE 30, 2002 .......................      $10.67         0.44              0.17            (0.44)            0.00

CLASS C
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......      $10.73         0.18              0.21            (0.19)           (0.03)
JULY 1, 2005 TO JUNE 30, 2006 .......................      $11.15         0.37             (0.38)           (0.37)           (0.04)
APRIL 8, 2005(3) TO JUNE 30, 2005 ...................      $10.97         0.08              0.18            (0.08)            0.00

CLASS Z
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......      $10.74         0.23              0.20            (0.23)           (0.03)
JULY 1, 2005 TO JUNE 30, 2006 .......................      $11.15         0.47             (0.38)           (0.46)           (0.04)
APRIL 8, 2005(3) TO JUNE 30, 2005 ...................      $10.97         0.10              0.18            (0.10)            0.00

ADMINISTRATOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......      $10.73         0.23              0.21            (0.24)           (0.03)
JULY 1, 2005 TO JUNE 30, 2006 .......................      $11.14         0.48             (0.37)           (0.48)           (0.04)
JULY 1, 2004 TO JUNE 30, 2005 .......................      $10.89         0.48              0.29            (0.47)           (0.05)
JULY 1, 2003 TO JUNE 30, 2004 .......................      $11.27         0.49             (0.39)           (0.48)            0.00
JULY 1, 2002 TO JUNE 30, 2003 .......................      $10.84         0.49              0.43            (0.49)            0.00
JULY 1, 2001 TO JUNE 30, 2002 .......................      $10.67         0.52              0.17            (0.52)            0.00

NATIONAL LIMITED-TERM TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......      $10.61         0.19              0.07            (0.19)            0.00
JULY 1, 2005 TO JUNE 30, 2006 .......................      $10.81         0.32             (0.20)           (0.32)            0.00
JULY 1, 2004 TO JUNE 30, 2005 .......................      $10.81         0.28             (0.00)           (0.28)            0.00
JANUARY 30, 2004(3) TO JUNE 30, 2004 ................      $11.03         0.10             (0.22)           (0.10)            0.00

CLASS B
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......      $10.60         0.15              0.07            (0.15)            0.00
JULY 1, 2005 TO JUNE 30, 2006 .......................      $10.80         0.24             (0.20)           (0.24)            0.00
JULY 1, 2004 TO JUNE 30, 2005 .......................      $10.80         0.20             (0.00)           (0.20)            0.00
JANUARY 30, 2004(3) TO JUNE 30, 2004 ................      $11.03         0.07             (0.23)           (0.07)            0.00

                                                             ENDING            RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                          NET ASSET    ---------------------------------------------------------
                                                          VALUE PER    NET INVESTMENT          GROSS       EXPENSES          NET
                                                              SHARE     INCOME (LOSS)       EXPENSES         WAIVED     EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND (CONTINUED)

CLASS B
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......        $10.77             3.51%          1.86%(5)     (0.22)%        1.64%(5)
JULY 1, 2005 TO JUNE 30, 2006 .......................        $10.57             3.53%          1.92%(5)     (0.24)%        1.68%(5)
JULY 1, 2004 TO JUNE 30, 2005 .......................        $10.95             3.49%          1.88%(5)     (0.22)%        1.66%(5)
JULY 1, 2003 TO JUNE 30, 2004 .......................        $10.65             3.62%          1.85%(5)     (0.21)%        1.64%(5)
JULY 1, 2002 TO JUNE 30, 2003 .......................        $11.02             3.83%          1.84%(5)     (0.24)%        1.60%(5)
JULY 1, 2001 TO JUNE 30, 2002 .......................        $10.63             4.25%          1.89%(5)     (0.42)%        1.47%(5)

ADMINISTRATOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......        $10.76             4.50%          0.93%(5)     (0.29)%        0.64%(5)
JULY 1, 2005 TO JUNE 30, 2006 .......................        $10.55             4.53%          0.98%(5)     (0.30)%        0.68%(5)
JULY 1, 2004 TO JUNE 30, 2005 .......................        $10.94             4.49%          0.83%(5)     (0.17)%        0.66%(5)
JULY 1, 2003 TO JUNE 30, 2004 .......................        $10.64             4.62%          0.77%(5)     (0.13)%        0.64%(5)
JULY 1, 2002 TO JUNE 30, 2003 .......................        $11.01             4.76%          0.79%(5)     (0.11)%        0.68%(5)
JULY 1, 2001 TO JUNE 30, 2002 .......................        $10.62             5.01%          0.82%(5)     (0.10)%        0.72%(5)

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......        $10.91             4.14%          1.07%        (0.22)%        0.85%
JULY 1, 2005 TO JUNE 30, 2006 .......................        $10.74             4.17%          1.08%        (0.23)%        0.85%
JULY 1, 2004 TO JUNE 30, 2005 .......................        $11.15             4.06%          1.06%        (0.21)%        0.85%
JULY 1, 2003 TO JUNE 30, 2004 .......................        $10.89             4.11%          1.04%        (0.19)%        0.85%
JULY 1, 2002 TO JUNE 30, 2003 .......................        $11.27             4.27%          0.98%        (0.21)%        0.77%
JULY 1, 2001 TO JUNE 30, 2002 .......................        $10.84             4.81%          1.03%        (0.43)%        0.60%

CLASS B
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......        $10.91             3.39%          1.83%        (0.23)%        1.60%
JULY 1, 2005 TO JUNE 30, 2006 .......................        $10.74             3.41%          1.83%        (0.23)%        1.60%
JULY 1, 2004 TO JUNE 30, 2005 .......................        $11.15             3.31%          1.81%        (0.21)%        1.60%
JULY 1, 2003 TO JUNE 30, 2004 .......................        $10.89             3.36%          1.79%        (0.19)%        1.60%
JULY 1, 2002 TO JUNE 30, 2003 .......................        $11.27             3.51%          1.71%        (0.19)%        1.52%
JULY 1, 2001 TO JUNE 30, 2002 .......................        $10.84             4.05%          1.75%        (0.40)%        1.35%

CLASS C
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......        $10.90             3.37%          1.82%        (0.22)%        1.60%
JULY 1, 2005 TO JUNE 30, 2006 .......................        $10.73             3.40%          1.83%        (0.23)%        1.60%
APRIL 8, 2005(3) TO JUNE 30, 2005 ...................        $11.15             3.36%          1.82%        (0.22)%        1.60%

CLASS Z
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......        $10.91             4.24%          1.24%        (0.49)%        0.75%
JULY 1, 2005 TO JUNE 30, 2006 .......................        $10.74             4.25%          1.25%        (0.47)%        0.78%
APRIL 8, 2005(3) TO JUNE 30, 2005 ...................        $11.15             4.17%          1.24%        (0.46)%        0.78%

ADMINISTRATOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......        $10.90             4.39%          0.89%        (0.29)%        0.60%
JULY 1, 2005 TO JUNE 30, 2006 .......................        $10.73             4.42%          0.90%        (0.30)%        0.60%
JULY 1, 2004 TO JUNE 30, 2005 .......................        $11.14             4.31%          0.76%        (0.16)%        0.60%
JULY 1, 2003 TO JUNE 30, 2004 .......................        $10.89             4.35%          0.71%        (0.11)%        0.60%
JULY 1, 2002 TO JUNE 30, 2003 .......................        $11.27             4.43%          0.65%        (0.05)%        0.60%
JULY 1, 2001 TO JUNE 30, 2002 .......................        $10.84             4.78%          0.65%        (0.05)%        0.60%

NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......        $10.68             3.47%          1.11%        (0.26)%        0.85%
JULY 1, 2005 TO JUNE 30, 2006 .......................        $10.61             2.96%          1.12%        (0.27)%        0.85%
JULY 1, 2004 TO JUNE 30, 2005 .......................        $10.81             2.61%          1.14%        (0.29)%        0.85%
JANUARY 30, 2004(3) TO JUNE 30, 2004 ................        $10.81             2.15%          1.05%        (0.20)%        0.85%

CLASS B
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......        $10.67             2.71%          1.86%        (0.26)%        1.60%
JULY 1, 2005 TO JUNE 30, 2006 .......................        $10.60             2.21%          1.88%         0.28%         1.60%
JULY 1, 2004 TO JUNE 30, 2005 .......................        $10.80             1.85%          1.88%        (0.28)%        1.60%
JANUARY 30, 2004(3) TO JUNE 30, 2004 ................        $10.80             1.52%          1.82%        (0.22)%        1.60%

                                                                             PORTFOLIO     NET ASSETS AT
                                                                   TOTAL      TURNOVER     END OF PERIOD
                                                               RETURN(2)       RATE(4)   (000'S OMITTED)
--------------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND (CONTINUED)

CLASS B
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......              3.69%           11%         $   7,317
JULY 1, 2005 TO JUNE 30, 2006 .......................             (0.05)%          23%         $   7,661
JULY 1, 2004 TO JUNE 30, 2005 .......................              6.43%           33%         $   9,095
JULY 1, 2003 TO JUNE 30, 2004 .......................              0.17%           31%         $  10,672
JULY 1, 2002 TO JUNE 30, 2003 .......................              7.70%           37%         $  14,368
JULY 1, 2001 TO JUNE 30, 2002 .......................              6.53%           28%         $  12,540

ADMINISTRATOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......              4.31%           11%         $  34,247
JULY 1, 2005 TO JUNE 30, 2006 .......................              0.85%           23%         $  32,321
JULY 1, 2004 TO JUNE 30, 2005 .......................              7.50%           33%         $  36,304
JULY 1, 2003 TO JUNE 30, 2004 .......................              1.18%           31%         $  41,196
JULY 1, 2002 TO JUNE 30, 2003 .......................              8.70%           37%         $  51,730
JULY 1, 2001 TO JUNE 30, 2002 .......................              7.33%           28%         $  50,630

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......              3.99%            5%         $  39,513
JULY 1, 2005 TO JUNE 30, 2006 .......................              0.73%           20%         $  38,145
JULY 1, 2004 TO JUNE 30, 2005 .......................              7.06%           18%         $  37,829
JULY 1, 2003 TO JUNE 30, 2004 .......................              0.61%           12%         $  37,468
JULY 1, 2002 TO JUNE 30, 2003 .......................              8.49%           23%         $  41,485
JULY 1, 2001 TO JUNE 30, 2002 .......................              6.58%           28%         $  40,585

CLASS B
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......              3.60%            5%         $   8,041
JULY 1, 2005 TO JUNE 30, 2006 .......................             (0.02)%          20%         $   8,787
JULY 1, 2004 TO JUNE 30, 2005 .......................              6.27%           18%         $  10,987
JULY 1, 2003 TO JUNE 30, 2004 .......................             (0.14)%          12%         $  15,059
JULY 1, 2002 TO JUNE 30, 2003 .......................              7.68%           23%         $  22,012
JULY 1, 2001 TO JUNE 30, 2002 .......................              5.79%           28%         $  20,310

CLASS C
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......              3.59%            5%         $     816
JULY 1, 2005 TO JUNE 30, 2006 .......................             (0.13)%          20%         $     635
APRIL 8, 2005(3) TO JUNE 30, 2005 ...................              2.38%           18%         $     389

CLASS Z
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......              4.04%            5%         $   3,962
JULY 1, 2005 TO JUNE 30, 2006 .......................              0.82%           20%         $   3,743
APRIL 8, 2005(3) TO JUNE 30, 2005 ...................              2.57%           18%         $   4,511

ADMINISTRATOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......              4.12%            5%         $ 116,983
JULY 1, 2005 TO JUNE 30, 2006 .......................              0.98%           20%         $ 109,137
JULY 1, 2004 TO JUNE 30, 2005 .......................              7.23%           18%         $ 128,854
JULY 1, 2003 TO JUNE 30, 2004 .......................              0.86%           12%         $ 143,410
JULY 1, 2002 TO JUNE 30, 2003 .......................              8.67%           23%         $ 185,450
JULY 1, 2001 TO JUNE 30, 2002 .......................              6.58%           28%         $ 193,327

NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......              2.42%           35%         $   2,152
JULY 1, 2005 TO JUNE 30, 2006 .......................              1.11%           69%         $   2,212
JULY 1, 2004 TO JUNE 30, 2005 .......................              2.61%           26%         $   3,978
JANUARY 30, 2004(3) TO JUNE 30, 2004 ................             (1.20)%          24%         $   1,147

CLASS B
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......              2.04%           35%         $     443
JULY 1, 2005 TO JUNE 30, 2006 .......................              0.35%           69%         $     377
JULY 1, 2004 TO JUNE 30, 2005 .......................              1.85%           26%         $     759
JANUARY 30, 2004(3) TO JUNE 30, 2004 ................             (1.57)%          24%         $     628


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      68-69

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                    NET REALIZED
                                                        BEGINNING          NET               AND    DISTRIBUTIONS    DISTRIBUTIONS
                                                        NET ASSET   INVESTMENT        UNREALIZED         FROM NET         FROM NET
                                                        VALUE PER       INCOME    GAIN (LOSS) ON       INVESTMENT         REALIZED
                                                            SHARE       (LOSS)       INVESTMENTS           INCOME            GAINS
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND (CONTINUED)

CLASS C
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......      $10.59         0.15              0.07            (0.15)            0.00
JULY 1, 2005 TO JUNE 30, 2006 .......................      $10.80         0.24             (0.21)           (0.24)            0.00
JULY 1, 2004 TO JUNE 30, 2005 .......................      $10.79         0.20              0.01            (0.20)            0.00
JANUARY 30, 2004(3) TO JUNE 30, 2004 ................      $11.03         0.06             (0.24)           (0.06)            0.00

ADMINISTRATOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......      $10.61         0.20              0.07            (0.20)            0.00
JULY 1, 2005 TO JUNE 30, 2006 .......................      $10.81         0.34             (0.20)           (0.34)            0.00
JULY 1, 2004 TO JUNE 30, 2005 .......................      $10.81         0.31              0.00            (0.31)            0.00
JULY 1, 2003 TO JUNE 30, 2004 .......................      $11.09         0.29             (0.28)           (0.29)            0.00
JULY 1, 2002 TO JUNE 30, 2003 .......................      $10.73         0.37              0.36            (0.37)            0.00
JULY 1, 2001 TO JUNE 30, 2002 .......................      $10.52         0.43              0.21            (0.43)            0.00

NATIONAL TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......      $10.24         0.21              0.24            (0.21)            0.00
JULY 1, 2005 TO JUNE 30, 2006 .......................      $10.61         0.43             (0.37)           (0.43)            0.00
JULY 1, 2004 TO JUNE 30, 2005 .......................      $10.16         0.45              0.45            (0.45)            0.00
JULY 1, 2003 TO JUNE 30, 2004 .......................      $10.53         0.45             (0.37)           (0.45)            0.00
JULY 1, 2002 TO JUNE 30, 2003 .......................      $10.29         0.50              0.23            (0.49)            0.00
JULY 1, 2001 TO JUNE 30, 2002 .......................      $10.21         0.52              0.08            (0.52)            0.00

CLASS B
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......      $10.25         0.18              0.22            (0.17)            0.00
JULY 1, 2005 TO JUNE 30, 2006 .......................      $10.61         0.36             (0.37)           (0.35)            0.00
JULY 1, 2004 TO JUNE 30, 2005 .......................      $10.16         0.39              0.44            (0.38)            0.00
JULY 1, 2003 TO JUNE 30, 2004 .......................      $10.53         0.38             (0.38)           (0.37)            0.00
JULY 1, 2002 TO JUNE 30, 2003 .......................      $10.29         0.42              0.23            (0.41)            0.00
JULY 1, 2001 TO JUNE 30, 2002 .......................      $10.21         0.45              0.08            (0.45)            0.00

CLASS C
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......      $10.24         0.17              0.24            (0.17)            0.00
JULY 1, 2005 TO JUNE 30, 2006 .......................      $10.61         0.36             (0.38)           (0.35)            0.00
JULY 1, 2004 TO JUNE 30, 2005 .......................      $10.16         0.39              0.44            (0.38)            0.00
JULY 1, 2003 TO JUNE 30, 2004 .......................      $10.53         0.38             (0.38)           (0.37)            0.00
JULY 1, 2002 TO JUNE 30, 2003 .......................      $10.29         0.42              0.23            (0.41)            0.00
JULY 1, 2001 TO JUNE 30, 2002 .......................      $10.21         0.45              0.08            (0.45)            0.00

ADMINISTRATOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......      $10.25         0.22              0.23            (0.22)            0.00
JULY 1, 2005 TO JUNE 30, 2006 .......................      $10.61         0.46             (0.37)           (0.45)            0.00
JULY 1, 2004 TO JUNE 30, 2005 .......................      $10.16         0.48              0.45            (0.48)            0.00
JULY 1, 2003 TO JUNE 30, 2004 .......................      $10.53         0.47             (0.36)           (0.48)            0.00
JULY 1, 2002 TO JUNE 30, 2003 .......................      $10.30         0.52              0.22            (0.51)            0.00
JULY 1, 2001 TO JUNE 30, 2002 .......................      $10.22         0.55              0.08            (0.55)            0.00

NEBRASKA TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......      $ 9.65         0.20              0.11            (0.20)           (0.02)
JULY 1, 2005 TO JUNE 30, 2006 .......................      $10.04         0.39             (0.34)           (0.39)           (0.05)
JULY 1, 2004 TO JUNE 30, 2005 .......................      $10.02         0.39              0.17            (0.39)           (0.15)
JULY 1, 2003 TO JUNE 30, 2004 .......................      $10.44         0.39             (0.35)           (0.39)           (0.07)
JULY 1, 2002 TO JUNE 30, 2003 .......................      $10.16         0.42              0.37            (0.42)           (0.09)
JULY 1, 2001 TO JUNE 30, 2002 .......................      $10.06         0.43              0.13            (0.43)           (0.03)

                                                             ENDING          RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                          NET ASSET    ---------------------------------------------------------
                                                          VALUE PER    NET INVESTMENT          GROSS       EXPENSES          NET
                                                              SHARE     INCOME (LOSS)       EXPENSES         WAIVED     EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND (CONTINUED)

CLASS C
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......        $10.66             2.72%          1.86%        (0.26)%        1.60%
JULY 1, 2005 TO JUNE 30, 2006 .......................        $10.59             2.21%          1.88%        (0.28)%        1.60%
JULY 1, 2004 TO JUNE 30, 2005 .......................        $10.80             1.89%          1.89%        (0.29)%        1.60%
JANUARY 30, 2004(3) TO JUNE 30, 2004 ................        $10.79             1.36%          1.79%        (0.19)%        1.60%

ADMINISTRATOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......        $10.68             3.71%          0.93%        (0.33)%        0.60%
JULY 1, 2005 TO JUNE 30, 2006 .......................        $10.61             3.23%          0.94%        (0.34)%        0.60%
JULY 1, 2004 TO JUNE 30, 2005 .......................        $10.81             2.82%          0.83%        (0.23)%        0.60%
JULY 1, 2003 TO JUNE 30, 2004 .......................        $10.81             2.60%          0.71%        (0.11)%        0.60%
JULY 1, 2002 TO JUNE 30, 2003 .......................        $11.09             3.29%          0.71%        (0.11)%        0.60%
JULY 1, 2001 TO JUNE 30, 2002 .......................        $10.73             3.98%          0.76%        (0.16)%        0.60%

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......        $10.48             4.03%          1.06%        (0.21)%        0.85%
JULY 1, 2005 TO JUNE 30, 2006 .......................        $10.24             4.17%          1.05%        (0.20)%        0.85%
JULY 1, 2004 TO JUNE 30, 2005 .......................        $10.61             4.38%          1.04%        (0.19)%        0.85%
JULY 1, 2003 TO JUNE 30, 2004 .......................        $10.16             4.35%          1.03%        (0.18)%        0.85%
JULY 1, 2002 TO JUNE 30, 2003 .......................        $10.53             4.74%          0.95%        (0.12)%        0.83%
JULY 1, 2001 TO JUNE 30, 2002 .......................        $10.29             5.09%          0.93%        (0.13)%        0.80%

CLASS B
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......        $10.48             3.29%          1.81%        (0.21)%        1.60%
JULY 1, 2005 TO JUNE 30, 2006 .......................        $10.25             3.41%          1.81%        (0.21)%        1.60%
JULY 1, 2004 TO JUNE 30, 2005 .......................        $10.61             3.62%          1.79%        (0.19)%        1.60%
JULY 1, 2003 TO JUNE 30, 2004 .......................        $10.16             3.61%          1.78%        (0.18)%        1.60%
JULY 1, 2002 TO JUNE 30, 2003 .......................        $10.53             3.98%          1.70%        (0.12)%        1.58%
JULY 1, 2001 TO JUNE 30, 2002 .......................        $10.29             4.34%          1.69%        (0.14)%        1.55%

CLASS C
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......        $10.48             3.29%          1.81%        (0.21)%        1.60%
JULY 1, 2005 TO JUNE 30, 2006 .......................        $10.24             3.42%          1.81%        (0.21)%        1.60%
JULY 1, 2004 TO JUNE 30, 2005 .......................        $10.61             3.63%          1.79%        (0.19)%        1.60%
JULY 1, 2003 TO JUNE 30, 2004 .......................        $10.16             3.62%          1.78%        (0.18)%        1.60%
JULY 1, 2002 TO JUNE 30, 2003 .......................        $10.53             3.95%          1.71%        (0.13)%        1.58%
JULY 1, 2001 TO JUNE 30, 2002 .......................        $10.29             4.32%          1.68%        (0.13)%        1.55%

ADMINISTRATOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......        $10.48             4.28%          0.88%        (0.28)%        0.60%
JULY 1, 2005 TO JUNE 30, 2006 .......................        $10.25             4.41%          0.87%        (0.27)%        0.60%
JULY 1, 2004 TO JUNE 30, 2005 .......................        $10.61             4.62%          0.74%        (0.14)%        0.60%
JULY 1, 2003 TO JUNE 30, 2004 .......................        $10.16             4.60%          0.70%        (0.10)%        0.60%
JULY 1, 2002 TO JUNE 30, 2003 .......................        $10.53             4.97%          0.67%        (0.07)%        0.60%
JULY 1, 2001 TO JUNE 30, 2002 .......................        $10.30             5.30%          0.63%        (0.03)%        0.60%

NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......        $ 9.74             4.03%          0.95%        (0.20)%        0.75%
JULY 1, 2005 TO JUNE 30, 2006 .......................        $ 9.65             3.95%          0.88%        (0.13)%        0.75%
JULY 1, 2004 TO JUNE 30, 2005 .......................        $10.04             3.88%          0.84%        (0.07)%        0.77%
JULY 1, 2003 TO JUNE 30, 2004 .......................        $10.02             3.83%          0.87%        (0.04)%        0.83%
JULY 1, 2002 TO JUNE 30, 2003 .......................        $10.44             4.06%          0.87%        (0.05)%        0.82%
JULY 1, 2001 TO JUNE 30, 2002 .......................        $10.16             4.27%          0.89%        (0.06)%        0.83%

                                                                             PORTFOLIO     NET ASSETS AT
                                                                  TOTAL       TURNOVER     END OF PERIOD
                                                               RETURN(2)       RATE(4)   (000'S OMITTED)
--------------------------------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND (CONTINUED)

CLASS C
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......             2.04%            35%         $     673
JULY 1, 2005 TO JUNE 30, 2006 .......................             0.25%            69%         $     856
JULY 1, 2004 TO JUNE 30, 2005 .......................             1.95%            26%         $     960
JANUARY 30, 2004(3) TO JUNE 30, 2004 ................            (1.69)%           24%         $     163

ADMINISTRATOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......             2.55%            35%         $  84,797
JULY 1, 2005 TO JUNE 30, 2006 .......................             1.36%            69%         $  96,761
JULY 1, 2004 TO JUNE 30, 2005 .......................             2.87%            26%         $ 121,244
JULY 1, 2003 TO JUNE 30, 2004 .......................             0.06%            24%         $ 170,340
JULY 1, 2002 TO JUNE 30, 2003 .......................             6.86%            40%         $ 152,835
JULY 1, 2001 TO JUNE 30, 2002 .......................             6.16%            45%         $  85,371

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......             4.43%            42%         $  93,304
JULY 1, 2005 TO JUNE 30, 2006 .......................             0.56%            85%         $  95,887
JULY 1, 2004 TO JUNE 30, 2005 .......................             9.06%            59%         $ 101,814
JULY 1, 2003 TO JUNE 30, 2004 .......................             0.76%            63%         $ 103,469
JULY 1, 2002 TO JUNE 30, 2003 .......................             7.20%            37%         $ 113,616
JULY 1, 2001 TO JUNE 30, 2002 .......................             5.92%            39%         $ 120,439

CLASS B
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......             3.94%            42%         $  16,958
JULY 1, 2005 TO JUNE 30, 2006 .......................            (0.09)%           85%         $  19,369
JULY 1, 2004 TO JUNE 30, 2005 .......................             8.24%            59%         $  24,488
JULY 1, 2003 TO JUNE 30, 2004 .......................             0.01%            63%         $  31,420
JULY 1, 2002 TO JUNE 30, 2003 .......................             6.40%            37%         $  48,540
JULY 1, 2001 TO JUNE 30, 2002 .......................             5.13%            39%         $  51,754

CLASS C
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......             4.04%            42%         $   7,081
JULY 1, 2005 TO JUNE 30, 2006 .......................            (0.18)%           85%         $   7,160
JULY 1, 2004 TO JUNE 30, 2005 .......................             8.25%            59%         $   8,497
JULY 1, 2003 TO JUNE 30, 2004 .......................             0.02%            63%         $   9,829
JULY 1, 2002 TO JUNE 30, 2003 .......................             6.40%            37%         $  15,161
JULY 1, 2001 TO JUNE 30, 2002 .......................             5.13%            39%         $  11,343

ADMINISTRATOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......             4.46%            42%         $ 159,035
JULY 1, 2005 TO JUNE 30, 2006 .......................             0.91%            85%         $ 154,533
JULY 1, 2004 TO JUNE 30, 2005 .......................             9.33%            59%         $ 182,359
JULY 1, 2003 TO JUNE 30, 2004 .......................             1.01%            63%         $ 183,520
JULY 1, 2002 TO JUNE 30, 2003 .......................             7.34%            37%         $ 260,989
JULY 1, 2001 TO JUNE 30, 2002 .......................             6.24%            39%         $ 294,132

NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......             3.23%             9%         $  36,317
JULY 1, 2005 TO JUNE 30, 2006 .......................             0.49%            19%         $  36,905
JULY 1, 2004 TO JUNE 30, 2005 .......................             5.70%            14%         $  41,963
JULY 1, 2003 TO JUNE 30, 2004 .......................             0.35%             9%         $  46,253
JULY 1, 2002 TO JUNE 30, 2003 .......................             7.91%            19%         $  64,760
JULY 1, 2001 TO JUNE 30, 2002 .......................             5.67%            31%         $  66,453

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      70-71

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                                   NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3)   Commencement of operations.

(4) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(5)   Following represents ratios excluding interest expenses and fees (see Note
      2):

                                                                Gross Expenses excluding        Net Expenses excluding
                                                                interest expense and fees      interest expense and fees
      CLASS A
      JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......               1.07%                          0.85%
      JULY 1, 2005 TO JUNE 30, 2006 ........................              1.09%                          0.85%
      JULY 1, 2004 TO JUNE 30, 2005 ........................              1.07%                          0.85%
      JULY 1, 2003 TO JUNE 30, 2004 ........................              1.06%                          0.85%
      JULY 1, 2002 TO JUNE 30, 2003 ........................              0.99%                          0.77%
      JULY 1, 2001 TO JUNE 30, 2002 ........................              0.96%                          0.60%

      CLASS B
      JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......               1.82%                          1.60%
      JULY 1, 2005 TO JUNE 30, 2006 ........................              1.84%                          1.60%
      JULY 1, 2004 TO JUNE 30, 2005 ........................              1.82%                          1.60%
      JULY 1, 2003 TO JUNE 30, 2004 ........................              1.81%                          1.60%
      JULY 1, 2002 TO JUNE 30, 2003 ........................              1.76%                          1.52%
      JULY 1, 2001 TO JUNE 30, 2002 ........................              1.77%                          1.35%

      ADMINISTRATOR CLASS
      JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......               0.89%                          0.60%
      JULY 1, 2005 TO JUNE 30, 2006 ........................              0.90%                          0.60%
      JULY 1, 2004 TO JUNE 30, 2005 ........................              0.77%                          0.60%
      JULY 1, 2003 TO JUNE 30, 2004 ........................              0.73%                          0.60%
      JULY 1, 2002 TO JUNE 30, 2003 ........................              0.71%                          0.60%
      JULY 1, 2001 TO JUNE 30, 2002 ........................              0.70%                          0.60%

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at December 31, 2006, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Limited-Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, National Limited-Term Tax-Free Fund, National Tax-Free Fund, and Nebraska Tax-Free Fund.

      Each Fund, except the National Limited-Term Tax-Free Fund and National Tax-Free Fund, is a non-diversified series of the Trust. The National Limited-Term Tax-Free Fund and National Tax-Free Fund are diversified series of the Trust.

      In August and September, 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Fund ("Acquiring Fund"), by share class, acquired substantially all of the net assets of the following Target Fund ("Target Fund"), by share class, through a tax-free exchange under section 368 of the Internal Revenue Code.

                         Acquiring Fund                                              Target Fund
------------------------------------------------------------------------------------------------------------------
      WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND CLASS C           STRONG MINNESOTA TAX-FREE FUND CLASS C
------------------------------------------------------------------------------------------------------------------
      WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND CLASS Z         STRONG MINNESOTA TAX-FREE FUND INVESTOR CLASS

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured. For the period ended December 31, 2006, the Funds had no dividend income.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 2006.

      At June 30, 2006, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                 Year              Capital Loss
      Fund                                      Expires            Carryforwards
--------------------------------------------------------------------------------
      COLORADO TAX-FREE FUND                      2012             $    164,885
--------------------------------------------------------------------------------
      NATIONAL LIMITED-TERM TAX-FREE FUND         2009                  554,191
                                                  2014                   61,116
--------------------------------------------------------------------------------
      NATIONAL TAX-FREE FUND                      2008                6,434,504
                                                  2009                  157,637
                                                  2012                  267,373
                                                  2013                  511,385
--------------------------------------------------------------------------------

      At June 30, 2006, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                           Deferred Post-October
      Fund                                                     Capital Loss
--------------------------------------------------------------------------------
      CALIFORNIA LIMITED-TERM TAX-FREE FUND                    $  263,317
--------------------------------------------------------------------------------
      NATIONAL LIMITED-TERM TAX-FREE FUND                         581,016
--------------------------------------------------------------------------------
      NEBRASKA TAX-FREE FUND                                       11,577
--------------------------------------------------------------------------------

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At December 31, 2006, the following Fund(s) held futures contracts:

                                                                                                                    Net Unrealized
                                                                                                                     Appreciation
      Fund                                       Contracts        Type          Expiration Date   Notional Amount   (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA LIMITED-TERM TAX-FREE FUND      25 Short     US 5 Year Note       March 2007      $  2,649,179      $   22,616
                                                 60 Short    US 10 Year Note       March 2007         6,528,185          80,061
----------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE FUND                   20 Short     US 5 Year Note       March 2007         2,122,775          21,525
                                                 90 Short    US 10 Year Note       March 2007         9,778,828         106,641
                                                 90 Short       US Long Bond       March 2007        10,232,434         203,059
----------------------------------------------------------------------------------------------------------------------------------
      MINNESOTA TAX-FREE FUND                     25 Long       US Long Bond       March 2007         2,847,282         (61,345)
----------------------------------------------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE FUND                     25 Short    US 10 Year Note       March 2007         2,720,077          33,358
                                                 80 Short       US Long Bond       March 2007         9,067,169         152,170
----------------------------------------------------------------------------------------------------------------------------------
      NEBRASKA TAX-FREE FUND                      10 Long    US 10 Year Note       March 2007         1,089,000         (14,313)
----------------------------------------------------------------------------------------------------------------------------------

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

SWAP CONTRACTS

      The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values. At December 31, 2006, the Funds had no open swap contracts.

INVERSE FLOATING RATE OBLIGATIONS

      The Fund participates in inverse floating rate obligation ("Inverse Floater") structures whereby a fixed-rate bond (the "Fixed-Rate Bond") purchased by the Fund is transferred to a tender option bond trust ("TOB Trust"). The TOB Trust issues floating rate notes ("Floating-Rate Notes") to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust's assets and cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES, ("FAS No. 140"), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability under the caption "payable for floating rate notes issued" in the Fund's Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. At December 31, 2006, the Floating Rate Notes outstanding were as follows:

                                                              Collateral for
        Floating Rate                                          Floating Rate
      Notes Outstanding          Range of Interest Rates     Notes Outstanding
--------------------------------------------------------------------------------
         $1,585,000                   3.42% - 4.04%             $3,192,236
--------------------------------------------------------------------------------

Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

      Certain previously reported amounts have been corrected by the Fund to account for transfers of certain municipal bond securities to trusts in connection with its investments in inverse floating rate securities as secured borrowings as such transfers do not qualify as sales under FAS No. 140. The changes relate to the reported amounts of investments, realized and unrealized gains, interest income and expense, and to the Fund's expense and turnover ratios (if applicable). These corrections have no effect on the Fund's previously reported net assets, net asset values per share or total return and are not considered material to previously issued financial statements.

      Financial Highlights amounts have been corrected to reflect the inclusion of interest and fee expense related to the Fund's investment in certain inverse floater programs. These corrections are not considered material to previously issued financial statements.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                      Advisory Fee                                                   Subadvisory
                                                         (% of                                                        Fee (% of
                                                        Average                                                        Average
                                  Average Daily        Daily Net                                  Average Daily       Daily Net
      Fund                          Net Assets          Assets)             Subadviser              Net Assets         Assets)
--------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA LIMITED-TERM    First $500 million      0.400            Wells Capital         First $100 million      0.150
      TAX-FREE FUND               Next $500 million      0.350       Management Incorporated     Next $200 million      0.100
                                    Next $2 billion      0.300                                   Over $300 million      0.050
                                    Next $2 billion      0.275
                                    Over $5 billion      0.250
--------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE FUND   First $500 million      0.400            Wells Capital         First $100 million      0.200
                                  Next $500 million      0.350       Management Incorporated     Next $200 million      0.175
                                    Next $2 billion      0.300                                   Next $200 million      0.150
                                    Next $2 billion      0.275                                   Over $500 million      0.100
                                    Over $5 billion      0.250
--------------------------------------------------------------------------------------------------------------------------------
      COLORADO TAX-FREE FUND     First $500 million      0.400            Wells Capital         First $100 million      0.200
                                  Next $500 million      0.350       Management Incorporated     Next $200 million      0.175
                                    Next $2 billion      0.300                                   Next $200 million      0.150
                                    Next $2 billion      0.275                                   Over $500 million      0.100
                                    Over $5 billion      0.250
--------------------------------------------------------------------------------------------------------------------------------
      MINNESOTA TAX-FREE FUND    First $500 million      0.400            Wells Capital         First $100 million      0.200
                                  Next $500 million      0.350       Management Incorporated     Next $200 million      0.175
                                    Next $2 billion      0.300                                   Next $200 million      0.150
                                    Next $2 billion      0.275                                   Over $500 million      0.100
                                    Over $5 billion      0.250
--------------------------------------------------------------------------------------------------------------------------------
      NATIONAL LIMITED-TERM      First $500 million      0.400            Wells Capital         First $100 million      0.150
      TAX-FREE FUND               Next $500 million      0.350       Management Incorporated     Next $200 million      0.100
                                    Next $2 billion      0.300                                   Over $300 million      0.050
                                    Next $2 billion      0.275
                                    Over $5 billion      0.250
--------------------------------------------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE FUND     First $500 million      0.400            Wells Capital         First $100 million      0.200
                                  Next $500 million      0.350       Management Incorporated     Next $200 million      0.175
                                    Next $2 billion      0.300                                   Next $200 million      0.150
                                    Next $2 billion      0.275                                   Over $500 million      0.100
                                    Over $5 billion      0.250
--------------------------------------------------------------------------------------------------------------------------------
      NEBRASKA TAX-FREE FUND     First $500 million      0.400            Wells Capital         First $100 million      0.200
                                  Next $500 million      0.350       Management Incorporated     Next $200 million      0.175
                                    Next $2 billion      0.300                                   Next $200 million      0.150
                                    Next $2 billion      0.275                                   Over $500 million      0.100
                                    Over $5 billion      0.250
--------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                 % of Average
                                 Average Daily Net Assets      Daily Net Assets
--------------------------------------------------------------------------------
      FUND LEVEL                     First $5 billion                0.05
                                     Next $5 billion                 0.04
                                     Over $10 billion                0.03
--------------------------------------------------------------------------------
      CLASS LEVEL
--------------------------------------------------------------------------------
      CLASS A, CLASS B, CLASS C      All asset levels                0.28
--------------------------------------------------------------------------------
      CLASS Z                        All asset levels                0.45
--------------------------------------------------------------------------------
      ADMINISTRATOR CLASS            All asset levels                0.10
--------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rate:

                                                                  % of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
      ALL MUNICIPAL INCOME FUNDS                                     0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged up to the following annual fees:

                                                                  % of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
      CLASS A, CLASS B, CLASS C, CLASS Z, ADMINISTRATOR CLASS         0.25
--------------------------------------------------------------------------------

      For the period ended December 31, 2006, shareholder servicing fees paid were as follows:

                                                                                            Administrator
      Fund                                    Class A     Class B      Class C   Class Z        Class
---------------------------------------------------------------------------------------------------------
      CALIFORNIA LIMITED-TERM TAX-FREE FUND   $ 51,347     $ 8,020         N/A       N/A    $  26,675
---------------------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE FUND                 448,808      67,440     $36,744       N/A       58,355
---------------------------------------------------------------------------------------------------------
      COLORADO TAX-FREE FUND                    56,870       9,529         N/A       N/A       42,252
---------------------------------------------------------------------------------------------------------
      MINNESOTA TAX-FREE FUND                   49,195      10,611         941    $4,859      143,169
---------------------------------------------------------------------------------------------------------
      NATIONAL LIMITED-TERM TAX-FREE FUND        2,782         549         933       N/A      114,970
---------------------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE FUND                   119,742      23,053       9,001       N/A      197,717
---------------------------------------------------------------------------------------------------------
      NEBRASKA TAX-FREE FUND                       N/A         N/A         N/A       N/A       45,985
---------------------------------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      For the period ended December 31, 2006, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended December 31, 2006, were waived by Funds Management, first from advisory fees, and then from any class specific expenses, if applicable. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                          Net Operating Expense Ratios (%)
                                                          --------------------------------
                                                                                            Administrator
      Fund                                    Class A     Class B     Class C    Class Z        Class
---------------------------------------------------------------------------------------------------------
      CALIFORNIA LIMITED-TERM TAX-FREE FUND      0.85        N/A        1.60       N/A          0.60
---------------------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE FUND                   0.80       1.55        1.55       N/A          0.55
---------------------------------------------------------------------------------------------------------
      COLORADO TAX-FREE FUND                     0.85       1.60         N/A       N/A          0.60
---------------------------------------------------------------------------------------------------------
      MINNESOTA TAX-FREE FUND                    0.85       1.60        1.60       0.75         0.60
---------------------------------------------------------------------------------------------------------
      NATIONAL LIMITED-TERM TAX-FREE FUND        0.85       1.60        1.60       N/A          0.60
---------------------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE FUND                     0.85       1.60        1.60       N/A          0.60
---------------------------------------------------------------------------------------------------------
      NEBRASKA TAX-FREE FUND                      N/A        N/A         N/A       N/A          0.75
---------------------------------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the period ended December 31, 2006, were as follows:

      Fund                                    Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
      CALIFORNIA LIMITED-TERM TAX-FREE FUND     $  29,904,221     $  25,845,842
--------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE FUND                     95,101,227       106,096,280
--------------------------------------------------------------------------------
      COLORADO TAX-FREE FUND                       12,868,778         9,406,105
--------------------------------------------------------------------------------
      MINNESOTA TAX-FREE FUND                      16,205,428         8,940,653
--------------------------------------------------------------------------------
      NATIONAL LIMITED-TERM TAX-FREE FUND          32,159,091        43,589,495
--------------------------------------------------------------------------------
      NATIONAL TAX-FREE FUND                      112,906,668       113,015,014
--------------------------------------------------------------------------------
      NEBRASKA TAX-FREE FUND                        3,199,060         4,936,227
--------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the period ended December 31, 2006, the Funds had no borrowings under the agreement.

6. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NAYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Fund Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of December 31, 2006, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 142 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-------------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**         PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee, since 1987         Wake Forest University, Calloway          None
64                                                    School of Business and
                                                      Accountancy - The Thomas
                                                      Goho Chair of Finance since
                                                      January 2006. Associate
                                                      Professor of Finance from 1999-
                                                      2005.
-------------------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee, since 1998         Chairman, CEO and                         None
64                        (Chairman since 2001)       Co-Founder of Crystal Geyser
                                                      Water Company since 1997.
-------------------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee, since 1987         Retired. Prior thereto, President         None
73                                                    of Richard M. Leach Associates
                                                      (a financial consulting firm).
-------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell        Trustee, since 2006         Professor of Insurance and Risk           None
53                                                    Management, Wharton School,
                                                      University of Pennsylvania.
                                                      Director of the Boettner Center
                                                      Pensions and Retirement.
                                                      Research Associate and Board
                                                      Member, Penn Aging Research
                                                      Center. Research Associate,
                                                      National Bureau of Economic
                                                      Research.

OTHER INFORMATION (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES (continued)

-------------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**         PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee, since 1996         Senior Counselor to the public            None
55                                                    relations firm of Himle-Horner,
                                                      and Senior Fellow at the
                                                      Humphrey Institute,
                                                      Minneapolis, Minnesota (a
                                                      public policy organization).
-------------------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996         Principal of the law firm of              None
66                                                    Willeke & Daniels.

INTERESTED TRUSTEES***

-------------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**         PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee, since 1987         Private Investor/Real Estate              None
62                                                    Developer.
-------------------------------------------------------------------------------------------------------------------

OFFICERS

-------------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE           PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since 2003       Executive Vice President of               None
47                                                    Wells Fargo Bank, N.A. and
                                                      President of Wells Fargo Funds
                                                      Management, LLC. Senior
                                                      Vice President and Chief
                                                      Administrative Officer of Wells
                                                      Fargo Funds Management, LLC
                                                      from March 2001 to March
                                                      2003. Vice President of Wells
                                                      Fargo Bank, N.A. from
                                                      December 1997 to May 2000.
-------------------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000       Vice President and Managing               None
46                                                    Senior Counsel of Wells Fargo
                                                      Bank, N.A. since January 1996.
                                                      Senior Vice President and
                                                      Secretary of Wells Fargo Funds
                                                      Management, LLC since March
                                                      2001.
-------------------------------------------------------------------------------------------------------------------
A. Erdem Cimen            Treasurer, since 2006       Vice President of Wells Fargo             None
33                                                    Bank, N.A. and Vice President
                                                      of Financial Operations for
                                                      Wells Fargo Funds Management,
                                                      LLC. Vice President and Group
                                                      Finance Officer of Wells Fargo
                                                      Bank, N.A. Auto Finance Group
                                                      from 2004 to 2006. Vice
                                                      President of Portfolio Risk
                                                      Management for Wells Fargo
                                                      Bank, N.A. Auto Finance Group
                                                      in 2004. Vice President of
                                                      Portfolio Research and Analysis
                                                      for Wells Fargo Bank, N.A. Auto
                                                      Finance Group from 2001 to
                                                      2004. Director of Small Business
                                                      Services Risk Management for
                                                      American Express Travel Related
                                                      Services from 2000 to 2001.
-------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS (continued)

-------------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE           PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Dorothy A. Peters         Chief Compliance            Chief Compliance Officer of               None
45                        Officer, since 2004         Wells Fargo Funds Management,
                                                      LLC since 2004. Chief
                                                      Compliance Officer for Wells
                                                      Fargo Funds Management, LLC
                                                      from 1997 to 2002. In 2002,
                                                      Ms. Peters left Wells Fargo Funds
                                                      Management, LLC to pursue
                                                      personal goals.
-------------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of December 31, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

LIST OF ABBREVIATIONS

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG          -- Association of Bay Area Governments
ADR           -- American Depositary Receipt
AMBAC         -- American Municipal Bond Assurance Corporation
AMT           -- Alternative Minimum Tax
ARM           -- Adjustable Rate Mortgages
BART          -- Bay Area Rapid Transit
CDA           -- Community Development Authority
CDO           -- Collateralized Debt Obligation
CDSC          -- Contingent Deferred Sales Charge
CGIC          -- Capital Guaranty Insurance Company
CGY           -- Capital Guaranty Corporation
COP           -- Certificate of Participation
CP            -- Commercial Paper
CTF           -- Common Trust Fund
DW&P          -- Department of Water & Power
DWR           -- Department of Water Resources
ECFA          -- Educational & Cultural Facilities Authority
EDFA          -- Economic Development Finance Authority
ETET          -- Eagle Tax-Exempt Trust
FFCB          -- Federal Farm Credit Bank
FGIC          -- Financial Guaranty Insurance Corporation
FHA           -- Federal Housing Authority
FHAG          -- Federal Housing Agency
FHLB          -- Federal Home Loan Bank
FHLMC         -- Federal Home Loan Mortgage Corporation
FNMA          -- Federal National Mortgage Association
GDR           -- Global Depositary Receipt
GNMA          -- Government National Mortgage Association
GO            -- General Obligation
HCFR          -- Healthcare Facilities Revenue
HEFA          -- Health & Educational Facilities Authority
HEFAR         -- Higher Education Facilities Authority Revenue
HFA           -- Housing Finance Authority
HFFA          -- Health Facilities Financing Authority
IDA           -- Industrial Development Authority
IDAG          -- Industrial Development Agency
IDR           -- Industrial Development Revenue
LIBOR         -- London Interbank Offered Rate
LLC           -- Limited Liability Corporation
LOC           -- Letter of Credit
LP            -- Limited Partnership
MBIA          -- Municipal Bond Insurance Association
MFHR          -- Multi-Family Housing Revenue
MTN           -- Medium Term Note
MUD           -- Municipal Utility District
PCFA          -- Pollution Control Finance Authority
PCR           -- Pollution Control Revenue
PFA           -- Public Finance Authority
PFFA          -- Public Facilities Financing Authority
plc           -- Public Limited Company
PSFG          -- Public School Fund Guaranty
R&D           -- Research & Development
RDA           -- Redevelopment Authority
RDFA          -- Redevelopment Finance Authority
REITS         -- Real Estate Investment Trusts
SFHR          -- Single Family Housing Revenue
SFMR          -- Single Family Mortgage Revenue
SLMA          -- Student Loan Marketing Association
TBA           -- To Be Announced
TRAN          -- Tax Revenue Anticipation Notes
USD           -- Unified School District
XLCA          -- XL Capital Assurance

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

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

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

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS


More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo Funds Management, LLC. All rights reserved.

www.wellsfargo.com/advantagefunds                                   102283 02-07
                                                              SMILD/SAR105 12-06

                                                            [LOGO]
                                                            WELLS  ADVANTAGE
                                                            FARGO  FUNDS

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                            DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                            Semi-Annual Report

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

Wells Fargo Advantage Intermediate Tax-Free Fund
Wells Fargo Advantage Municipal Bond Fund
Wells Fargo Advantage Short-Term Municipal Bond Fund
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund
Wells Fargo Advantage Wisconsin Tax-Free Fund

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ..................................................      1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Intermediate Tax-Free Fund ...........................................      2
   Municipal Bond Fund ..................................................      4
   Short-Term Municipal Bond Fund .......................................      6
   Ultra Short-Term Municipal Income Fund ...............................      8
   Wisconsin Tax-Free Fund ..............................................     10
Fund Expenses (Unaudited) ...............................................     12
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Intermediate Tax-Free Fund ...........................................     14
   Municipal Bond Fund ..................................................     23
   Short-Term Municipal Bond Fund .......................................     33
   Ultra Short-Term Municipal Income Fund ...............................     45
   Wisconsin Tax-Free Fund ..............................................     53
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities .................................     60
   Statements of Operations .............................................     62
   Statements of Changes in Net Assets ..................................     64
   Financial Highlights .................................................     72
Notes to Financial Highlights ...........................................     76
--------------------------------------------------------------------------------
Notes to Financial Statements ...........................................     77
--------------------------------------------------------------------------------
Other Information (Unaudited) ...........................................     84
--------------------------------------------------------------------------------
List of Abbreviations ...................................................     87
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      I am excited about the different ways we have today of providing shareholders with timely and relevant Fund information. In particular, our Web site, WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, includes daily prices and performance, Fund holdings, and tools for comparing one Fund to another, along with information about retirement plans and educational savings plans. You can even sign up to manage your investment accounts online and register to receive your statements and regulatory documents such as prospectuses and shareholder reports through eDOCUMENTS at the same Web site.

      In this semi-annual report for the Wells Fargo Advantage Municipal Income Funds, which covers the six-month period that ended December 31, 2006, you may notice that the Performance Highlights, Fund Characteristics, Growth of $10,000, and the charts showing the credit quality and maturity distributions for the Municipal Income Funds have been arranged to provide you with a snapshot review of the Fund. Our goal is to provide you with Fund information that is easy to comprehend so that you can make investment decisions complementary to your financial plan and, when applicable, in collaboration with your financial professional.

      My hope is that you will find this newly formatted semi-annual report useful and informative. We will continue to provide you with a general economic overview for the six-month period along with information on factors that affected the municipal bond market in particular.

THE ECONOMY IN 2006
--------------------------------------------------------------------------------

      The U.S. economy performed reasonably well during the six-month period that ended December 31, 2006. Growth in real Gross Domestic Product averaged close to 2%, the unemployment rate remained at 4.5%, and inflation was relatively low for most of the period. This was solid performance for a period in which oil prices fluctuated, geopolitical tensions remained intense, and the housing market continued to struggle. The Fed decided to leave the Federal funds rate at 5.25%, which helped to keep mortgage lending rates at historical lows. Household spending was sustained by healthy labor markets, solid growth in household incomes, and gains in net worth stemming from the strength in stock prices. Business spending strengthened in response to a steady outlook for sales and profits.

MUNICIPAL MARKET OVERVIEW
--------------------------------------------------------------------------------

      Bond markets continued to improve during the period in response to the Fed's decision to leave the Federal funds rate unchanged since June 29, 2006. Total returns were positive for both the taxable and non-taxable bond markets. The municipal market performed somewhat better than the Treasury market, largely because the municipal market yield curve retained a positive slope throughout the period. Consequently, owners of the intermediate and longer-term municipal maturities were able to earn higher yields than those who had invested in short-term issues.

LOOKING AHEAD
--------------------------------------------------------------------------------

      Improving tax revenues in most states and, consequently, improving credit fundamentals for most bond issues aided the municipal bond market during the period. These solid credit fundamentals may continue to benefit the municipal market in 2007, even if investors begin to anticipate the eventual completion of the improving phase of the credit cycle in the corporate bond market. Credit quality can potentially remain high in the municipal market even if quality weakens in the taxable markets.

      Nevertheless, even with the most optimistic outlook, it is important to maintain a portfolio that is diversified with asset allocations that meet your individual needs, goals, and tolerance for risk. While diversification and asset allocation may not prevent losses in a downturn, they may help reduce them.

      To that end, we offer Funds across most major asset classes that are guided by skillful money managers, our subadvisers, who are chosen for their focused attention on a particular investment style. We believe that our insistence on seeking dedicated money managers who share our commitment for pursuing consistent, long-term results offers our investors the firm footing they need to withstand changing market conditions and adjustments in their own financial requirements.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS(SM). We appreciate your confidence in us. Through each market cycle, we are committed to being part of your financial plan. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION DATE
   Lyle J. Fitterer, CFA, CPA              07/31/2001
   Kenneth M. Salinger, CFA

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

                                                                        6-Months*   1-Year   5-Year   Life of Fund
------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Free Fund - Investor Class (Incept. Date 07/31/2001)      4.18      4.63     5.84        5.88
------------------------------------------------------------------------------------------------------------------
Benchmark
------------------------------------------------------------------------------------------------------------------
   Lehman Brothers 7-Year Municipal Bond Index 2                           3.94      3.98     4.89        4.61
------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH-YIELD SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

1 The Fund's Adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the Strong Intermediate Municipal Bond Fund.

2 Lehman Brothers 7-Year Municipal Bond Index is the 7-year component of the Lehman Brothers Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------
   Average Credit Quality 4                                                  AA
--------------------------------------------------------------------------------
   Weighted Average Coupon                                                 4.89%
--------------------------------------------------------------------------------
   Weighted Average Life                                             8.96 years
--------------------------------------------------------------------------------
   Estimated Average Duration                                        5.12 years
--------------------------------------------------------------------------------
   Portfolio Turnover**                                                      29%
--------------------------------------------------------------------------------
   Net Asset Value (NAV) (Inv Class)                                     $10.76
--------------------------------------------------------------------------------
   30-Day SEC Yield 5 (Inv Class)                                          3.57%
--------------------------------------------------------------------------------
   Distribution Rate 6 (Inv Class)                                         3.63%
--------------------------------------------------------------------------------
   30-Day Taxable Equivalent Yield 7 (Inv Class)                           5.49%
--------------------------------------------------------------------------------
   Alternative Minimum Tax (AMT) 8                                         0.00%
--------------------------------------------------------------------------------

**    THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

CREDIT QUALITY 3,4 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                          51%
AA                                                                           11%
A                                                                            13%
BBB                                                                           9%
BB                                                                            1%
B                                                                             1%
Cash                                                                          4%
Unrated                                                                      10%


MATURITY DISTRIBUTION 3 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years                                                                     9%
1-3 Years                                                                     2%
3-5 Years                                                                     8%
5-10 Years                                                                   52%
10-20 Years                                                                  26%
20 + Years                                                                    3%

GROWTH OF $10,000 INVESTMENT 9 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  WELLS FARGO ADVANTAGE
               INTERMEDIATE TAX-FREE FUND -    Lehman Brothers 7-Year
                     Investor Class             Municipal Bond Index
  7/31/2001             $10,000                        $10,000
  8/31/2001             $10,217                        $10,151
  9/30/2001             $10,231                        $10,148
 10/31/2001             $10,360                        $10,250
 11/30/2001             $10,318                        $10,136
 12/31/2001             $10,264                        $10,053
  1/31/2002             $10,437                        $10,243
  2/28/2002             $10,561                        $10,378
  3/31/2002             $10,478                        $10,150
  4/30/2002             $10,625                        $10,400
  5/31/2002             $10,760                        $10,460
  6/30/2002             $10,880                        $10,584
  7/31/2002             $10,999                        $10,714
  8/31/2002             $11,113                        $10,848
  9/30/2002             $11,286                        $11,062
 10/31/2002             $11,095                        $10,893
 11/30/2002             $11,091                        $10,848
 12/31/2002             $11,279                        $11,094
  1/31/2003             $11,276                        $11,064
  2/28/2003             $11,426                        $11,227
  3/31/2003             $11,440                        $11,222
  4/30/2003             $11,509                        $11,297
  5/31/2003             $11,796                        $11,574
  6/30/2003             $11,808                        $11,520
  7/31/2003             $11,505                        $11,128
  8/31/2003             $11,585                        $11,229
  9/30/2003             $11,871                        $11,583
 10/31/2003             $11,854                        $11,519
 11/30/2003             $11,966                        $11,604
 12/31/2003             $12,056                        $11,698
  1/31/2004             $12,159                        $11,763
  2/29/2004             $12,325                        $11,953
  3/31/2004             $12,284                        $11,851
  4/30/2004             $12,086                        $11,560
  5/31/2004             $12,065                        $11,537
  6/30/2004             $12,102                        $11,577
  7/31/2004             $12,230                        $11,702
  8/31/2004             $12,451                        $11,938
  9/30/2004             $12,499                        $11,968
 10/31/2004             $12,617                        $12,053
 11/30/2004             $12,528                        $11,940
 12/31/2004             $12,650                        $12,067
  1/31/2005             $12,720                        $12,115
  2/28/2005             $12,684                        $12,045
  3/31/2005             $12,636                        $11,945
  4/30/2005             $12,789                        $12,156
  5/31/2005             $12,859                        $12,209
  6/30/2005             $12,939                        $12,262
  7/31/2005             $12,877                        $12,165
  8/31/2005             $12,995                        $12,283
  9/30/2005             $12,945                        $12,209
 10/31/2005             $12,874                        $12,130
 11/30/2005             $12,922                        $12,195
 12/31/2005             $13,029                        $12,272
  1/31/2006             $13,069                        $12,300
  2/28/2006             $13,130                        $12,342
  3/31/2006             $13,061                        $12,257
  4/30/2006             $13,077                        $12,272
  5/31/2006             $13,143                        $12,334
  6/30/2006             $13,085                        $12,276
  7/31/2006             $13,252                        $12,424
  8/31/2006             $13,419                        $12,590
  9/30/2006             $13,510                        $12,672
 10/31/2006             $13,589                        $12,734
 11/30/2006             $13,667                        $12,814
 12/31/2006             $13,632                        $12,760

--------------------------------------------------------------------------------

3 Fund characteristics, credit quality and maturity distribution are subject to change.

4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. The calculation includes net asset value (NAV) on the last day of the period.

6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 35.00%. Any capital gains distributions may be taxable.

8 The value of the securities subject to the AMT is represented as a percentage of net assets.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND Investor Class shares for the life of the fund with the Lehman Brothers 7-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND (the Fund) seeks current income exempt from federal income tax.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGERS                            FUND INCEPTION DATE
  Lyle J. Fitterer, CFA, CPA               10/23/1986
  Kenneth M. Salinger, CFA

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

                                                       Including Sales Charge             Excluding Sales Charge
                                             -------------------------------------  -----------------------------------
                                             6-Months*   1-Year   5-Year   10-Year  6-Months*  1-Year  5-Year   10-Year
Municipal Bond Fund - Class A
   (Incept. Date 04/11/2005)                    0.19      0.94     5.82      4.81      4.87     5.71    6.80      5.29
-----------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund - Class B
   (Incept. Date 04/11/2005)                   (0.52)    (0.08)    5.73      4.53      4.48     4.92    6.05      4.53
-----------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund - Class C
   (Incept. Date 04/11/2005)                    3.48      3.92     6.05      4.53      4.48     4.92    6.05      4.53
-----------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund - Administrator Class
   (Incept. Date 04/11/2005)                                                           5.07     6.10    6.95      5.41
-----------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund - Investor Class
   (Incept. Date 10/23/1986)                                                           4.90     5.76    6.83      5.35
-----------------------------------------------------------------------------------------------------------------------
Benchmark
   Lehman Brothers Municipal Bond Index 2                                              4.55     4.84    5.53      5.76
-----------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. ADMINISTRATOR CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS. CURRENTLY CLASSES A, B, C AND ADMINISTRATOR SHARES ARE CLOSED TO NEW INVESTORS.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH-YIELD SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------
1 The Fund's Adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown prior to April 11, 2005 for the Class A, Class B, Class C, and Investor Class shares reflects the performance of the Investor Class shares of the Strong Municipal Bond Fund, the predecessor fund, adjusted to reflect Class A, Class B, and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.

2 Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------
   Average Credit Quality 4                                                  AA
--------------------------------------------------------------------------------
   Weighted Average Coupon                                                 5.02%
--------------------------------------------------------------------------------
   Weighted Average Life                                            13.22 years
--------------------------------------------------------------------------------
   Estimated Average Duration                                        6.39 years
--------------------------------------------------------------------------------
   Portfolio Turnover**                                                      55%
--------------------------------------------------------------------------------
   Net Asset Value (NAV)
      (Class A, B, C, Admin, Inv)             $ 9.65, $9.65, $9.65, $9.65, $9.65
--------------------------------------------------------------------------------
   30-Day SEC Yield 5
      (Class A, B, C, Adm, Inv)                3.66%, 3.08%, 3.08%, 4.21%, 3.89%
--------------------------------------------------------------------------------
   Distribution Rate 6
      (Class A, B, C, Adm, Inv)                4.11%, 3.36%, 3.36%, 4.48%, 4.16%
--------------------------------------------------------------------------------
   30-Day Taxable Equivalent Yield 7
      (Class A, B, C, Adm, Inv)                5.64%, 4.74%, 4.74%, 6.47%, 5.98%
--------------------------------------------------------------------------------
   Alternative Minimum Tax (AMT) 8                                        18.90%

**    THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

CREDIT QUALITY 3,4 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                          49%
AA                                                                           14%
A                                                                             6%
BBB                                                                          11%
BB                                                                            3%
B                                                                             1%
Unrated                                                                      16%

MATURITY DISTRIBUTION 3 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

0-1 Years                                                                     7%
1-3 Years                                                                     4%
3-5 Years                                                                     8%
5-10 Years                                                                   28%
10-20 Years                                                                  28%
20 + Years                                                                   25%


GROWTH OF $10,000 INVESTMENT 9 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                WELLS FARGO
                    WELLS FARGO         Lehman Brothers     ADVANTAGE MUNICIPAL
                 ADVANTAGE MUNICIPAL     Municipal Bond         BOND FUND -
                 BOND FUND - Class A         Index            Investor Class
12/31/1996             $ 9,550              $10,000                $10,000
 1/31/1997             $ 9,565              $10,019                $10,016
 2/28/1997             $ 9,657              $10,111                $10,113
 3/31/1997             $ 9,543              $ 9,976                $ 9,994
 4/30/1997             $ 9,628              $10,060                $10,085
 5/31/1997             $ 9,790              $10,211                $10,255
 6/30/1997             $ 9,960              $10,320                $10,433
 7/31/1997             $10,279              $10,606                $10,769
 8/31/1997             $10,196              $10,506                $10,683
 9/30/1997             $10,334              $10,631                $10,828
10/31/1997             $10,426              $10,699                $10,925
11/30/1997             $10,510              $10,762                $11,014
12/31/1997             $10,698              $10,919                $11,211
 1/31/1998             $10,819              $11,032                $11,340
 2/28/1998             $10,839              $11,035                $11,362
 3/31/1998             $10,851              $11,045                $11,375
 4/30/1998             $10,831              $10,995                $11,354
 5/31/1998             $10,977              $11,169                $11,509
 6/30/1998             $11,024              $11,213                $11,558
 7/31/1998             $11,063              $11,241                $11,600
 8/31/1998             $11,220              $11,415                $11,766
 9/30/1998             $11,334              $11,557                $11,886
10/31/1998             $11,304              $11,557                $11,856
11/30/1998             $11,350              $11,598                $11,904
12/31/1998             $11,403              $11,627                $11,961
 1/31/1999             $11,515              $11,765                $12,080
 2/28/1999             $11,489              $11,714                $12,053
 3/31/1999             $11,515              $11,730                $12,081
 4/30/1999             $11,565              $11,759                $12,135
 5/31/1999             $11,483              $11,691                $12,049
 6/30/1999             $11,274              $11,523                $11,831
 7/31/1999             $11,290              $11,565                $11,848
 8/31/1999             $11,101              $11,472                $11,652
 9/30/1999             $11,054              $11,477                $11,603
10/31/1999             $10,782              $11,352                $11,318
11/30/1999             $10,866              $11,473                $11,407
12/31/1999             $10,655              $11,388                $11,186
 1/31/2000             $10,388              $11,338                $10,907
 2/29/2000             $10,519              $11,470                $11,046
 3/31/2000             $10,789              $11,720                $11,329
 4/30/2000             $10,736              $11,651                $11,274
 5/31/2000             $10,639              $11,591                $11,174
 6/30/2000             $10,840              $11,898                $11,385
 7/31/2000             $10,886              $12,063                $11,435
 8/31/2000             $10,996              $12,249                $11,551
 9/30/2000             $10,956              $12,185                $11,510
10/31/2000             $10,839              $12,318                $11,388
11/30/2000             $10,823              $12,412                $11,371
12/31/2000             $10,999              $12,718                $11,557
 1/31/2001             $11,172              $12,844                $11,740
 2/28/2001             $11,176              $12,885                $11,745
 3/31/2001             $11,262              $13,000                $11,837
 4/30/2001             $11,190              $12,860                $11,762
 5/31/2001             $11,287              $12,998                $11,865
 6/30/2001             $11,383              $13,085                $11,965
 7/31/2001             $11,515              $13,279                $12,104
 8/31/2001             $11,664              $13,498                $12,261
 9/30/2001             $11,621              $13,452                $12,215
10/31/2001             $11,768              $13,613                $12,370
11/30/2001             $11,654              $13,498                $12,251
12/31/2001             $11,511              $13,370                $12,100
 1/31/2002             $11,674              $13,602                $12,272
 2/28/2002             $11,795              $13,766                $12,399
 3/31/2002             $11,610              $13,496                $12,205
 4/30/2002             $11,760              $13,760                $12,362
 5/31/2002             $11,833              $13,844                $12,439
 6/30/2002             $11,952              $13,990                $12,564
 7/31/2002             $12,143              $14,170                $12,765
 8/31/2002             $12,212              $14,340                $12,837
 9/30/2002             $12,331              $14,654                $12,962
10/31/2002             $12,054              $14,411                $12,671
11/30/2002             $12,044              $14,351                $12,660
12/31/2002             $12,255              $14,654                $12,883
 1/31/2003             $12,192              $14,617                $12,816
 2/28/2003             $12,359              $14,822                $12,992
 3/31/2003             $12,330              $14,830                $12,962
 4/30/2003             $12,460              $14,928                $13,098
 5/31/2003             $12,749              $15,278                $13,402
 6/30/2003             $12,751              $15,213                $13,404
 7/31/2003             $12,443              $14,681                $13,081
 8/31/2003             $12,522              $14,790                $13,163
 9/30/2003             $12,840              $15,225                $13,497
10/31/2003             $12,840              $15,148                $13,498
11/30/2003             $13,000              $15,306                $13,667
12/31/2003             $13,077              $15,433                $13,748
 1/31/2004             $13,152              $15,521                $13,827
 2/29/2004             $13,401              $15,755                $14,090
 3/31/2004             $13,366              $15,700                $14,053
 4/30/2004             $13,127              $15,328                $13,802
 5/31/2004             $13,147              $15,273                $13,823
 6/30/2004             $13,214              $15,328                $13,894
 7/31/2004             $13,449              $15,530                $14,141
 8/31/2004             $13,696              $15,841                $14,401
 9/30/2004             $14,154              $15,925                $14,883
10/31/2004             $14,315              $16,062                $15,053
11/30/2004             $14,229              $15,930                $14,962
12/31/2004             $14,420              $16,124                $15,164
 1/31/2005             $14,575              $16,275                $15,327
 2/28/2005             $14,560              $16,221                $15,312
 3/31/2005             $14,519              $16,119                $15,270
 4/30/2005             $14,692              $16,373                $15,456
 5/31/2005             $14,794              $16,490                $15,564
 6/30/2005             $14,925              $16,592                $15,702
 7/31/2005             $14,930              $16,517                $15,692
 8/31/2005             $15,108              $16,684                $15,896
 9/30/2005             $15,018              $16,572                $15,802
10/31/2005             $14,930              $16,471                $15,710
11/30/2005             $14,997              $16,550                $15,765
12/31/2005             $15,132              $16,692                $15,923
 1/31/2006             $15,186              $16,737                $15,965
 2/28/2006             $15,282              $16,850                $16,083
 3/31/2006             $15,206              $16,733                $16,004
 4/30/2006             $15,226              $16,728                $16,008
 5/31/2006             $15,312              $16,804                $16,117
 6/30/2006             $15,252              $16,740                $16,054
 7/31/2006             $15,453              $16,939                $16,266
 8/31/2006             $15,685              $17,190                $16,511
 9/30/2006             $15,802              $17,310                $16,636
10/31/2006             $15,906              $17,419                $16,745
11/30/2006             $16,025              $17,564                $16,854
12/31/2006             $15,995              $17,502                $16,841

--------------------------------------------------------------------------------

3 Fund characteristics, credit quality and maturity distribution are subject to change.

4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies") Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. The calculation includes net asset value (NAV) on the last day of the period.

6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 35.00%. Any capital gains distributions may be taxable.

8 The value of the securities subject to the AMT is represented as a percentage of net assets.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND Class A and Investor Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND (the Fund) seeks current income exempt from federal income tax consistent with capital preservation.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   Lyle J. Fitterer, CFA, CPA              12/31/1991

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

                                                            Including Sales Charge                Excluding Sales Charge
                                                    -------------------------------------  --------------------------------------
                                                    6-Months*  1-Year    5-Year   10-Year  6-Months*  1-Year   5-Year    10-Year
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Bond Fund - Class C
   (Incept. Date 01/31/2003)                          0.92      1.73      2.58      3.04      1.92     2.73      2.58      3.04
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Bond Fund - Investor Class
   (Incept. Date 12/31/1991)                                                                  2.38     3.65      3.72      4.24
---------------------------------------------------------------------------------------------------------------------------------
Benchmark
   Lehman Brothers 3-Year Municipal Bond Index 2                                              2.58     3.05      3.00      4.04
---------------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE PERIOD SHOWN. INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH-YIELD SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

1 The Fund's Adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown prior to April 11, 2005 for the Class C and Investor Class shares reflects the performance of the Class C and Investor Class shares, respectively, of the Strong Short-Term Municipal Bond Fund, the predecessor fund. Performance shown prior to the inception of the Class C shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Class C sales charges and expenses.

2 Lehman Brothers 3-Year Municipal Bond Index is the 3-year component of the Lehman Brothers Municipal Bond index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------
   Average Credit Quality 4                                                  AA
--------------------------------------------------------------------------------
   Weighted Average Coupon                                                 4.69%
--------------------------------------------------------------------------------
   Weighted Average Life                                             4.55 years
--------------------------------------------------------------------------------
   Estimated Average Duration                                        1.89 years
--------------------------------------------------------------------------------
   Portfolio Turnover**                                                      56%
--------------------------------------------------------------------------------
   Net Asset Value (NAV) (Class C, Inv)                            $9.78, $9.79
--------------------------------------------------------------------------------
   30-Day SEC Yield 5 (Class C, Inv)                                2.85%, 3.75%
--------------------------------------------------------------------------------
   Distribution Rate 6 (Class C, Inv)                               2.82%, 3.71%
--------------------------------------------------------------------------------
   30-Day Taxable Equivalent Yield 7 (Class C, Inv)                 4.39%, 5.77%
--------------------------------------------------------------------------------
   Alternative Minimum Tax (AMT) 8                                        18.53%

**    THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

CREDIT QUALITY 3,4 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                          54%
AA                                                                           10%
A                                                                            13%
BBB                                                                          15%
BB                                                                            4%
B                                                                             1%
SPI                                                                           1%
Cash                                                                          2%

MATURITY DISTRIBUTION 3 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years                                                                    40%
1-3 Years                                                                    33%
3-5 Years                                                                    22%
5-10 Years                                                                    4%
20 + Years                                                                    1%

GROWTH OF $10,000 INVESTMENT 9 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   WELLS FARGO ADVANTAGE
                    SHORT-TERM MUNICIPAL                                             WELLS FARGO ADVANTAGE
                    BOND FUND -                   Lehman Brothers 3-Year             SHORT-TERM MUNICIPAL
                    Investor Class                 Municipal Bond Index              BOND FUND - Class C
  12/31/96                $10,000                       $10,000                            $10,000
   1/31/97                $10,055                       $10,044                            $10,045
   2/28/97                $10,114                       $10,093                            $10,094
   3/31/97                $10,080                       $10,040                            $10,051
   4/30/97                $10,143                       $10,084                            $10,104
   5/31/97                $10,220                       $10,166                            $10,169
   6/30/97                $10,291                       $10,226                            $10,230
   7/31/97                $10,429                       $10,347                            $10,357
   8/31/97                $10,420                       $10,327                            $10,338
   9/30/97                $10,499                       $10,401                            $10,406
  10/31/97                $10,544                       $10,447                            $10,440
  11/30/97                $10,594                       $10,477                            $10,479
  12/31/97                $10,693                       $10,548                            $10,566
   1/31/98                $10,760                       $10,618                            $10,621
   2/28/98                $10,790                       $10,640                            $10,641
   3/31/98                $10,822                       $10,657                            $10,663
   4/30/98                $10,834                       $10,643                            $10,663
   5/31/98                $10,912                       $10,741                            $10,729
   6/30/98                $10,956                       $10,777                            $10,762
   7/31/98                $11,005                       $10,816                            $10,799
   8/31/98                $11,080                       $10,921                            $10,862
   9/30/98                $11,168                       $10,990                            $10,938
  10/31/98                $11,194                       $11,044                            $10,951
  11/30/98                $11,225                       $11,071                            $10,972
  12/31/98                $11,287                       $11,097                            $11,021
   1/31/99                $11,372                       $11,198                            $11,093
   2/28/99                $11,402                       $11,210                            $11,112
   3/31/99                $11,435                       $11,220                            $11,133
   4/30/99                $11,482                       $11,255                            $11,167
   5/31/99                $11,466                       $11,238                            $11,141
   6/30/99                $11,348                       $11,171                            $11,014
   7/31/99                $11,393                       $11,227                            $11,047
   8/31/99                $11,389                       $11,240                            $11,033
   9/30/99                $11,410                       $11,283                            $11,042
  10/31/99                $11,385                       $11,284                            $11,006
  11/30/99                $11,440                       $11,334                            $11,049
  12/31/99                $11,418                       $11,315                            $11,017
   1/31/00                $11,390                       $11,335                            $10,978
   2/29/00                $11,445                       $11,371                            $11,021
   3/31/00                $11,543                       $11,430                            $11,104
   4/30/00                $11,549                       $11,431                            $11,098
   5/31/00                $11,536                       $11,443                            $11,075
   6/30/00                $11,645                       $11,588                            $11,169
   7/31/00                $11,714                       $11,681                            $11,223
   8/31/00                $11,801                       $11,771                            $11,296
   9/30/00                $11,838                       $11,774                            $11,320
  10/31/00                $11,873                       $11,840                            $11,342
  11/30/00                $11,896                       $11,888                            $11,352
  12/31/00                $11,995                       $12,020                            $11,435
   1/31/01                $12,090                       $12,203                            $11,515
   2/28/01                $12,110                       $12,250                            $11,523
   3/31/01                $12,186                       $12,336                            $11,584
   4/30/01                $12,195                       $12,318                            $11,581
   5/31/01                $12,281                       $12,431                            $11,651
   6/30/01                $12,342                       $12,486                            $11,697
   7/31/01                $12,438                       $12,588                            $11,776
   8/31/01                $12,550                       $12,719                            $11,869
   9/30/01                $12,549                       $12,782                            $11,857
  10/31/01                $12,631                       $12,865                            $11,923
  11/30/01                $12,637                       $12,825                            $11,916
  12/31/01                $12,615                       $12,813                            $11,883
   1/31/02                $12,724                       $12,976                            $11,973
   2/28/02                $12,817                       $13,073                            $12,051
   3/31/02                $12,731                       $12,878                            $11,957
   4/30/02                $12,856                       $13,067                            $12,062
   5/31/02                $12,891                       $13,143                            $12,083
   6/30/02                $12,985                       $13,256                            $12,158
   7/31/02                $13,054                       $13,359                            $12,211
   8/31/02                $13,126                       $13,445                            $12,266
   9/30/02                $13,193                       $13,550                            $12,316
  10/31/02                $13,076                       $13,477                            $12,193
  11/30/02                $13,133                       $13,480                            $12,235
  12/31/02                $13,256                       $13,674                            $12,337
   1/31/03                $13,300                       $13,717                            $12,365
   2/28/03                $13,381                       $13,805                            $12,429
   3/31/03                $13,380                       $13,789                            $12,414
   4/30/03                $13,434                       $13,827                            $12,440
   5/31/03                $13,571                       $13,933                            $12,567
   6/30/03                $13,622                       $13,911                            $12,590
   7/31/03                $13,538                       $13,786                            $12,498
   8/31/03                $13,590                       $13,856                            $12,545
   9/30/03                $13,695                       $14,064                            $12,628
  10/31/03                $13,706                       $13,997                            $12,624
  11/30/03                $13,766                       $14,010                            $12,655
  12/31/03                $13,789                       $14,040                            $12,663
   1/31/04                $13,825                       $14,089                            $12,684
   2/29/04                $13,886                       $14,209                            $12,741
   3/31/04                $13,893                       $14,170                            $12,735
   4/30/04                $13,846                       $14,027                            $12,666
   5/31/04                $13,811                       $13,972                            $12,635
   6/30/04                $13,863                       $13,997                            $12,658
   7/31/04                $13,959                       $14,100                            $12,734
   8/31/04                $14,067                       $14,248                            $12,820
   9/30/04                $14,102                       $14,264                            $12,839
  10/31/04                $14,168                       $14,304                            $12,887
  11/30/04                $14,159                       $14,235                            $12,868
  12/31/04                $14,232                       $14,291                            $12,920
   1/31/05                $14,250                       $14,272                            $12,925
   2/28/05                $14,283                       $14,230                            $12,944
   3/31/05                $14,290                       $14,183                            $12,938
   4/30/05                $14,325                       $14,256                            $12,959
   5/31/05                $14,365                       $14,281                            $12,985
   6/30/05                $14,433                       $14,355                            $13,036
   7/31/05                $14,457                       $14,321                            $13,048
   8/31/05                $14,496                       $14,368                            $13,086
   9/30/05                $14,519                       $14,375                            $13,083
  10/31/05                $14,514                       $14,354                            $13,068
  11/30/05                $14,553                       $14,367                            $13,094
  12/31/05                $14,612                       $14,417                            $13,137
   1/31/06                $14,654                       $14,449                            $13,165
   2/28/06                $14,693                       $14,460                            $13,191
   3/31/06                $14,692                       $14,434                            $13,180
   4/30/06                $14,734                       $14,459                            $13,208
   5/31/06                $14,779                       $14,509                            $13,239
   6/30/06                $14,793                       $14,483                            $13,241
   7/31/06                $14,869                       $14,582                            $13,313
   8/31/06                $14,961                       $14,696                            $13,372
   9/30/06                $15,021                       $14,763                            $13,416
  10/31/06                $15,067                       $14,807                            $13,447
  11/30/06                $15,128                       $14,859                            $13,491
  12/31/06                $15,144                       $14,856                            $13,496

--------------------------------------------------------------------------------

3 Fund characteristics, credit quality and maturity distribution are subject to change.

4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. The calculation includes net asset value (NAV) on the last day of the period.

6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 35.00%. Any capital gains distributions may be taxable.

8 The value of the securities subject to the AMT is represented as a percentage of net assets.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND Class C and Investor Class shares for the most recent ten years with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class C and Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND (the
Fund) seeks current income exempt from federal income tax consistent with capital preservation.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION DATE
   Wendy Casetta                           11/30/1995
   Lyle J. Fitterer, CFA, CPA

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

                                                                                         6-Months*   1-Year   5-Year   10-Year
------------------------------------------------------------------------------------------------------------------------------
Ultra Short-Term Municipal Income Fund - Advisor Class (Incept. Date 10/20/2000)            1.95      3.13     1.96      2.69
------------------------------------------------------------------------------------------------------------------------------
Ultra Short-Term Municipal Income Fund - Institutional Class (Incept. Date 07/31/2000)      2.13      3.70     2.62      3.31
------------------------------------------------------------------------------------------------------------------------------
Ultra Short-Term Municipal Income Fund - Investor Class (Incept. Date 11/30/1995)           1.95      3.34     2.23      3.08
------------------------------------------------------------------------------------------------------------------------------
Benchmark
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers 1-Year Municipal Bond Index 2                                               2.08      3.20     2.26      3.46
------------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADVISOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH-YIELD SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

1 The Fund's Adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown prior to April 11, 2005 for the Advisor Class, Institutional Class, and Investor Class shares reflects the performance of the Advisor Class, Institutional Class, and Investor Class shares, respectively, of the Strong Ultra Short-Term Municipal Income Fund, the predecessor fund. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

2 Lehman Brothers 1-Year Municipal Bond Index is the 1-year component of the Municipal Bond index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

   Average Credit Quality 4                                                   A
--------------------------------------------------------------------------------
   Weighted Average Coupon                                                 4.31%
--------------------------------------------------------------------------------
   Weighted Average Life                                             1.93 years
--------------------------------------------------------------------------------
   Estimated Average Duration                                        0.58 years
--------------------------------------------------------------------------------
   Portfolio Turnover**                                                      56%
--------------------------------------------------------------------------------
   Net Asset Value (NAV) (Class Adv, Inst, Inv)             $4.77, $4.77, $4.77
--------------------------------------------------------------------------------
   30-Day SEC Yield 5 (Class Adv, Inst, Inv)                 3.58%, 3.93%, 3.58%
--------------------------------------------------------------------------------
   Distribution Rate 6 (Class Adv, Inst, Inv)                3.58%, 3.92%, 3.58%
--------------------------------------------------------------------------------
   30-Day Taxable Equivalent Yield 7
      (Class Adv, Inst, Inv)                                 5.51%, 6.05%, 5.51%
--------------------------------------------------------------------------------
   Alternative Minimum Tax (AMT) 8                                        19.91%

**    THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

CREDIT QUALITY 3,4 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                          29%
AA                                                                            9%
A                                                                            18%
BBB                                                                           5%
BB                                                                            2%
SPI                                                                           1%
Cash                                                                          8%
Unrated                                                                      28%

MATURITY DISTRIBUTION 3 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

0-1 Years                                                                    80%
1-3 Years                                                                    19%
3-5 Years                                                                     1%

GROWTH OF $10,000 INVESTMENT 9 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]
-------------

                     WELLS FARGO ADVANTAGE
                       ULTRA SHORT-TERM
                   MUNICIPAL INCOME FUND -        Lehman Brothers 1-Year
                        Investor Class             Municipal Bond Index
                   -----------------------        ----------------------
12/31/96                   $10,000                        $10,000
 1/31/97                   $10,044                        $10,058
 2/28/97                   $10,081                        $10,090
 3/31/97                   $10,099                        $10,085
 4/30/97                   $10,119                        $10,125
 5/31/97                   $10,182                        $10,176
 6/30/97                   $10,240                        $10,217
 7/31/97                   $10,299                        $10,280
 8/31/97                   $10,318                        $10,293
 9/30/97                   $10,374                        $10,345
10/31/97                   $10,415                        $10,385
11/30/97                   $10,450                        $10,417
12/31/97                   $10,511                        $10,464
 1/31/98                   $10,571                        $10,519
 2/28/98                   $10,585                        $10,555
 3/31/98                   $10,623                        $10,586
 4/30/98                   $10,641                        $10,599
 5/31/98                   $10,703                        $10,654
 6/30/98                   $10,740                        $10,693
 7/31/98                   $10,781                        $10,729
 8/31/98                   $10,837                        $10,794
 9/30/98                   $10,875                        $10,846
10/31/98                   $10,914                        $10,897
11/30/98                   $10,950                        $10,930
12/31/98                   $10,992                        $10,960
 1/31/99                   $11,025                        $11,021
 2/28/99                   $11,057                        $11,061
 3/31/99                   $11,094                        $11,070
 4/30/99                   $11,134                        $11,095
 5/31/99                   $11,149                        $11,117
 6/30/99                   $11,165                        $11,108
 7/31/99                   $11,207                        $11,147
 8/31/99                   $11,223                        $11,174
 9/30/99                   $11,240                        $11,212
10/31/99                   $11,258                        $11,236
11/30/99                   $11,298                        $11,271
12/31/99                   $11,321                        $11,280
 1/31/00                   $11,315                        $11,324
 2/29/00                   $11,356                        $11,357
 3/31/00                   $11,402                        $11,407
 4/30/00                   $11,419                        $11,434
 5/31/00                   $11,420                        $11,453
 6/30/00                   $11,491                        $11,547
 7/31/00                   $11,556                        $11,610
 8/31/00                   $11,601                        $11,670
 9/30/00                   $11,624                        $11,696
10/31/00                   $11,693                        $11,751
11/30/00                   $11,716                        $11,795
12/31/00                   $11,766                        $11,883
 1/31/01                   $11,809                        $12,024
 2/28/01                   $11,849                        $12,064
 3/31/01                   $11,894                        $12,126
 4/30/01                   $11,937                        $12,149
 5/31/01                   $11,980                        $12,235
 6/30/01                   $12,022                        $12,284
 7/31/01                   $12,059                        $12,337
 8/31/01                   $12,075                        $12,412
 9/30/01                   $12,131                        $12,473
10/31/01                   $12,164                        $12,527
11/30/01                   $12,126                        $12,538
12/31/01                   $12,136                        $12,570
 1/31/02                   $12,170                        $12,672
 2/28/02                   $12,200                        $12,717
 3/31/02                   $12,182                        $12,628
 4/30/02                   $12,214                        $12,724
 5/31/02                   $12,248                        $12,780
 6/30/02                   $12,303                        $12,843
 7/31/02                   $12,336                        $12,890
 8/31/02                   $12,372                        $12,933
 9/30/02                   $12,426                        $12,963
10/31/02                   $12,406                        $12,944
11/30/02                   $12,439                        $12,971
12/31/02                   $12,470                        $13,054
 1/31/03                   $12,502                        $13,085
 2/28/03                   $12,556                        $13,117
 3/31/03                   $12,558                        $13,117
 4/30/03                   $12,586                        $13,132
 5/31/03                   $12,641                        $13,174
 6/30/04                   $12,664                        $13,192
 7/31/03                   $12,661                        $13,187
 8/31/03                   $12,685                        $13,204
 9/30/03                   $12,680                        $13,265
10/31/03                   $12,702                        $13,250
11/30/03                   $12,723                        $13,263
12/31/03                   $12,746                        $13,278
 1/31/04                   $12,770                        $13,306
 2/29/04                   $12,763                        $13,353
 3/31/04                   $12,731                        $13,355
 4/30/04                   $12,754                        $13,323
 5/31/04                   $12,749                        $13,302
 6/30/04                   $12,773                        $13,314
 7/31/04                   $12,797                        $13,367
 8/31/04                   $12,845                        $13,423
 9/30/04                   $12,841                        $13,415
10/31/04                   $12,867                        $13,415
11/30/04                   $12,785                        $13,398
12/31/04                   $12,840                        $13,419
 1/31/05                   $12,867                        $13,429
 2/28/05                   $12,866                        $13,428
 3/31/05                   $12,891                        $13,417
 4/30/05                   $12,837                        $13,443
 5/31/05                   $12,894                        $13,460
 6/30/05                   $12,924                        $13,516
 7/31/05                   $12,954                        $13,523
 8/31/05                   $12,984                        $13,546
 9/30/05                   $13,041                        $13,570
10/31/05                   $13,045                        $13,574
11/30/05                   $13,077                        $13,584
12/31/05                   $13,112                        $13,619
 1/31/06                   $13,146                        $13,657
 2/28/06                   $13,178                        $13,671
 3/31/06                   $13,214                        $13,681
 4/30/06                   $13,247                        $13,708
 5/31/06                   $13,283                        $13,755
 6/30/06                   $13,291                        $13,768
 7/31/06                   $13,357                        $13,826
 8/31/06                   $13,394                        $13,895
 9/30/06                   $13,460                        $13,951
10/31/06                   $13,499                        $13,988
11/30/06                   $13,537                        $14,030
12/31/06                   $13,550                        $14,055


--------------------------------------------------------------------------------

3 Fund characteristics, credit quality and maturity distribution subject to change.

4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. The calculation includes net asset value (NAV) on the last day of the period.

6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 35.00%. Any capital gains distributions may be taxable.

8 The value of the securities subject to the AMT is represented as a percentage of net assets.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND Investor Class shares for the most recent ten years with the Lehman Brothers 1-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax and Wisconsin individual tax.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION DATE
   Lyle J. Fitterer, CFA, CPA              04/06/2001
   Thomas Stoeckmann

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

                                                        Including Sales Charge                   Excluding Sales Charge
                                               ---------------------------------------  ---------------------------------------
                                               6-Months*  1-Year  5-Year  Life of Fund  6-Months*  1-Year  5-Year  Life of Fund
-------------------------------------------------------------------------------------------------------------------------------
Wisconsin Tax Free Fund - Class C
   (Incept. Date 12/26/2002)                      2.90     2.79    4.42       4.52         3.90     3.79    4.42       4.52
-------------------------------------------------------------------------------------------------------------------------------
Wisconsin Tax Free Fund - Investor Class
   (Incept. Date 04/06/2001)                                                               4.29     4.56    5.55       5.70
-------------------------------------------------------------------------------------------------------------------------------
Benchmark
-------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers Municipal Bond Index 2                                                  4.55     4.84    5.53       5.34

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO WISCONSIN MUNICIPAL SECURITIES RISK, PUERTO RICO SECURITIES RISK AND HIGH-YIELD SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

1 The Fund's Adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown prior to April 11, 2005 for the Class C and Investor Class shares reflects the performance of the Class C and Investor Class shares, respectively, of the Strong Wisconsin Tax-Free Fund, the predecessor fund. Performance shown prior to the inception of the Class C shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Class C sales charges and expenses.

2 Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

   Average Credit Quality 4                                                  AA
--------------------------------------------------------------------------------
   Weighted Average Coupon                                                 4.39%
--------------------------------------------------------------------------------
   Weighted Average Life                                            10.81 years
--------------------------------------------------------------------------------
   Estimated Average Duration                                        5.82 years
--------------------------------------------------------------------------------
   Portfolio Turnover**                                                      28%
--------------------------------------------------------------------------------
   Net Asset Value (NAV) (Class C, Inv)                          $10.58, $10.58
--------------------------------------------------------------------------------
   30-Day SEC Yield 5 (Class C, Inv)                                2.61%, 3.35%
--------------------------------------------------------------------------------
   Distribution Rate 6 (Class C, Inv)                               2.85%, 3.62%
--------------------------------------------------------------------------------
   30-Day Taxable Equivalent Yield 7 (Class C, Inv)                 4.31%, 5.53%
--------------------------------------------------------------------------------
   Alternative Minimum Tax (AMT) 8                                         5.74%

**    THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

CREDIT QUALITY 3,4 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                          44%
AA                                                                            9%
A                                                                            16%
BBB                                                                           6%
BB                                                                            1%
Cash                                                                          1%
Unrated                                                                      23%

MATURITY DISTRIBUTION 3 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years                                                                    15%
1-3 Years                                                                     8%
3-5 Years                                                                     6%
5-10 Years                                                                   22%
10-20 Years                                                                  38%
20 + Years                                                                   11%

GROWTH OF $10,000 INVESTMENT 9 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     WELLS FARGO ADVANTAGE                                         WELLS FARGO ADVANTAGE
                   WISCONSIN TAX-FREE FUND -      Lehman Brothers Municipal      WISCONSIN TAX-FREE FUND -
                         Investor Class                   Bond Index                      Class C
  4/6/01                   $10,000                         $10,000                        $10,000
 4/30/01                   $ 9,975                         $ 9,892                        $ 9,965
 5/31/01                   $10,127                         $ 9,998                        $10,104
 6/30/01                   $10,219                         $10,065                        $10,183
 7/31/01                   $10,359                         $10,214                        $10,310
 8/31/01                   $10,515                         $10,382                        $10,452
 9/30/01                   $10,500                         $10,348                        $10,424
10/31/01                   $10,636                         $10,471                        $10,546
11/30/01                   $10,568                         $10,383                        $10,465
12/31/01                   $10,494                         $10,284                        $10,379
 1/31/02                   $10,647                         $10,463                        $10,517
 2/28/02                   $10,778                         $10,589                        $10,635
 3/31/02                   $10,592                         $10,381                        $10,437
 4/30/02                   $10,834                         $10,584                        $10,663
 5/31/02                   $10,902                         $10,648                        $10,717
 6/30/02                   $11,016                         $10,761                        $10,815
 7/31/02                   $11,176                         $10,899                        $10,958
 8/31/02                   $11,304                         $11,031                        $11,070
 9/30/02                   $11,532                         $11,272                        $11,280
10/31/02                   $11,360                         $11,085                        $11,097
11/30/02                   $11,316                         $11,039                        $11,041
12/31/02                   $11,542                         $11,272                        $11,248
 1/31/03                   $11,521                         $11,244                        $11,214
 2/28/03                   $11,679                         $11,401                        $11,356
 3/31/03                   $11,728                         $11,408                        $11,392
 4/30/03                   $11,824                         $11,483                        $11,473
 5/31/03                   $12,094                         $11,752                        $11,723
 6/30/03                   $12,053                         $11,702                        $11,672
 7/31/03                   $11,639                         $11,292                        $11,259
 8/31/03                   $11,713                         $11,377                        $11,320
 9/30/03                   $12,028                         $11,711                        $11,625
10/31/03                   $11,980                         $11,652                        $11,557
11/30/03                   $12,097                         $11,774                        $11,660
12/31/03                   $12,192                         $11,871                        $11,740
 1/31/04                   $12,245                         $11,939                        $11,780
 2/29/04                   $12,385                         $12,119                        $11,905
 3/31/04                   $12,348                         $12,077                        $11,858
 4/30/04                   $12,119                         $11,791                        $11,626
 5/31/04                   $12,089                         $11,748                        $11,588
 6/30/04                   $12,130                         $11,791                        $11,617
 7/31/04                   $12,278                         $11,946                        $11,748
 8/31/04                   $12,482                         $12,185                        $11,933
 9/30/04                   $12,548                         $12,250                        $11,984
10/31/04                   $12,662                         $12,355                        $12,082
11/30/04                   $12,575                         $12,253                        $11,988
12/31/04                   $12,718                         $12,403                        $12,113
 1/31/05                   $12,820                         $12,519                        $12,199
 2/28/05                   $12,776                         $12,477                        $12,147
 3/31/05                   $12,736                         $12,398                        $12,098
 4/30/05                   $12,911                         $12,594                        $12,255
 5/31/05                   $12,988                         $12,684                        $12,320
 6/30/05                   $13,075                         $12,762                        $12,395
 7/31/05                   $13,016                         $12,705                        $12,332
 8/31/05                   $13,141                         $12,833                        $12,442
 9/30/05                   $13,044                         $12,747                        $12,343
10/31/05                   $12,985                         $12,670                        $12,268
11/30/05                   $13,036                         $12,730                        $12,320
12/31/05                   $13,147                         $12,840                        $12,417
 1/12006                   $13,212                         $12,875                        $12,471
 2/28/06                   $13,299                         $12,961                        $12,546
 3/31/06                   $13,201                         $12,871                        $12,445
 4/30/06                   $13,177                         $12,867                        $12,415
 5/31/06                   $13,243                         $12,925                        $12,470
 6/30/06                   $13,182                         $12,876                        $12,404
 7/31/06                   $13,337                         $13,030                        $12,542
 8/31/06                   $13,531                         $13,222                        $12,717
 9/30/06                   $13,623                         $13,315                        $12,796
10/31/06                   $13,691                         $13,399                        $12,851
11/30/06                   $13,769                         $13,510                        $12,917
12/31/06                   $13,747                         $13,463                        $12,888

--------------------------------------------------------------------------------

3 Fund characteristics, credit quality and maturity distribution are subject to change.

4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. The calculation includes net asset value (NAV) on the last day of the period.

6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and Wisconsin income tax rate of 39.39%. Any capital gains distributions may be taxable.

8 The value of the securities subject to the AMT is represented as a percentage of net assets.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND Class C and Investor Class shares for the life of the Fund with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class C and Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS           FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 to December 31, 2006).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                             Beginning     Ending
                                                                              Account     Account      Expenses     Net Annual
                                                                               Value       Value      Paid During    Expense
                                                                            07/01/2006   12/31/2006    Period(1)      Ratio
Wells Fargo Advantage Intermediate Tax-Free Fund
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Intermediate Tax-Free Fund - Investor Class
Actual                                                                      $ 1,000.00   $ 1,041.80      $ 3.86         0.75%
-------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,021.42      $ 3.82         0.75%
Wells Fargo Advantage Municipal Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Municipal Bond Fund - Class A
Actual                                                                      $ 1,000.00   $ 1,048.70      $ 4.39         0.85%
-------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,020.92      $ 4.33         0.85%
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Municipal Bond Fund - Class B
Actual                                                                      $ 1,000.00   $ 1,044.80      $ 8.25         1.60%
-------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,017.14      $ 8.13         1.60%
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Municipal Bond Fund - Class C
Actual                                                                      $ 1,000.00   $ 1,044.80      $ 8.25         1.60%
-------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,017.14      $ 8.13         1.60%
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Municipal Bond Fund - Administrator Class
Actual                                                                      $ 1,000.00   $ 1,050.70      $ 2.48         0.48%
-------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,022.79      $ 2.45         0.48%
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Municipal Bond Fund - Investor Class
Actual                                                                      $ 1,000.00   $ 1,049.00      $ 4.13         0.80%
-------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,021.17      $ 4.08         0.80%

FUND EXPENSES (UNAUDITED)           WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                               Beginning      Ending
                                                                                Account       Account      Expenses    Net Annual
                                                                                 Value         Value     Paid During     Expense
                                                                               07/01/2006   12/31/2006    Period(1)       Ratio
Wells Fargo Advantage Short-Term Municipal Bond Fund
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Short-Term Municipal Bond Fund - Class C
Actual                                                                         $ 1,000.00   $ 1,019.20      $ 7.89         1.55%
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                       $ 1,000.00   $ 1,017.39      $ 7.88         1.55%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Short-Term Municipal Bond Fund - Investor Class
Actual                                                                         $ 1,000.00   $ 1,023.80      $ 3.37         0.66%
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                       $ 1,000.00   $ 1,021.88      $ 3.36         0.66%
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund - Advisor Class
Actual                                                                         $ 1,000.00   $ 1,019.50      $ 3.66         0.72%
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                       $ 1,000.00   $ 1,021.58      $ 3.67         0.72%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund - Institutional Class
Actual                                                                         $ 1,000.00   $ 1,021.30      $ 1.89         0.37%
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                       $ 1,000.00   $ 1,023.34      $ 1.89         0.37%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund - Investor Class
Actual                                                                         $ 1,000.00   $ 1,019.50      $ 3.66         0.72%
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                       $ 1,000.00   $ 1,021.58      $ 3.67         0.72%
Wells Fargo Advantage Wisconsin Tax-Free Fund
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Wisconsin Tax-Free Fund - Class C
Actual                                                                         $ 1,000.00   $ 1,039.00      $ 7.66         1.49%
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                       $ 1,000.00   $ 1,017.69      $ 7.58         1.49%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Wisconsin Tax-Free Fund - Investor Class
Actual                                                                         $ 1,000.00   $ 1,042.90      $ 3.86         0.75%
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                       $ 1,000.00   $ 1,021.42      $ 3.82         0.75%

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365 (to reflect the one-half year period).

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 95.56%

ALABAMA - 6.30%
$  2,610,000  ALABAMA PORT AUTHORITY DOCKS SERIES B (AIRPORT REVENUE, MBIA
              INSURED)                                                               5.00%           10/01/2015     $   2,826,108
   2,000,000  CLARKE & MOBILE COUNTIES AL (UTILITIES REVENUE, AMBAC INSURED)         5.25            01/01/2021         2,162,700
   1,835,000  JEFFERSON COUNTY AL SERIES A                                           5.25            01/01/2011         1,936,494
   1,000,000  LAUDERDALE COUNTY & FLORENCE AL COFFEE HEALTH GROUP SERIES A
              (HOSPITAL REVENUE, MBIA INSURED)                                       5.25            07/01/2019         1,038,570
   1,540,000  MONTGOMERY AL BMC SPECIAL CARE FACILITIES BAPTIST HEALTH SERIES A2
              PREREFUNDED (SPECIAL FACILITIES REVENUE, MBIA INSURED)SS.^@            3.93            11/15/2015         1,584,922
     725,000  WILSONVILLE AL INDUSTRIAL DEVELOPMENT BOARD SOUTHERN ELECTRIC
              GASTON PROJECT SERIES A (IDR, AMBAC INSURED)SS.+/-                     4.55            06/01/2019           757,930

                                                                                                                       10,306,724
                                                                                                                    -------------
ALASKA - 0.28%
     350,000  ALASKA ENERGY AUTHORITY BRADLEY LAKE FOURTH SERIES (ELECTRIC
              REVENUE LOC)                                                           6.00            07/01/2015           401,408
      55,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO SETTLEMENT
              REVENUE ASSET BACKED                                                   4.80            06/01/2011            57,400

                                                                                                                          458,808
                                                                                                                    -------------
ARIZONA - 2.48%
     200,000  ARIZONA GAME & FISH DEPARTMENT (OTHER REVENUE)                         4.50            07/01/2014           205,774
     200,000  ARIZONA GAME & FISH DEPARTMENT (OTHER REVENUE)                         4.50            07/01/2016           204,504
     250,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
              SERIES A (HOSPITAL REVENUE)                                            5.25            02/15/2013           262,238
     735,000  NORTHERN ARIZONA UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, FGIC
              INSURED)                                                               4.00            06/01/2017           739,469
   1,500,000  TUCSON AZ (WATER & SEWER REVENUE, MBIA INSURED)                        4.25            07/01/2019         1,514,625
     375,000  VERRADO AZ COMMUNITY FACILITIES DISTRICT #1                            6.00            07/15/2013           401,963
     725,000  VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)            4.85            07/15/2014           725,892

                                                                                                                        4,054,465
                                                                                                                    -------------
ARKANSAS - 0.93%
   1,000,000  CABOT AR SALES & USE TAX                                               4.60            12/01/2025         1,017,550
     500,000  HEBER SPRINGS AR (SALES TAX REVENUE, CIFG INSURED)                     4.70            06/01/2030           512,615

                                                                                                                        1,530,165
                                                                                                                    -------------
CALIFORNIA - 1.32%
     750,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATEDSS.+/-         4.28            05/15/2029           750,000
     150,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO
              SETTLEMENT REVENUE ASSET BACKED SERIES A5                              7.88            06/01/2042           183,636
     300,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO
              SETTLEMENT REVENUE SERIES 2003 A1                                      6.75            06/01/2039           343,476
     350,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE
              (OTHER REVENUE)                                                        5.50            03/01/2008           352,695
     425,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE
              (OTHER REVENUE)                                                        4.50            03/01/2011           421,311
     100,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY                             6.75            07/01/2013           115,244

                                                                                                                        2,166,362
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                      INTEREST RATE     MATURITY DATE        VALUE
COLORADO - 0.43%
$    245,000  NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION
              CONVERTIBLE (TOLL ROAD REVENUE LOC)^@                                  3.84%           06/15/2012     $     209,095
     550,000  NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION
              CONVERTIBLE (TOLL ROAD REVENUE LOC)^@                                  3.97            06/15/2016           490,160

                                                                                                                          699,255
                                                                                                                    -------------
FLORIDA - 5.99%
     500,000  AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL (OTHER
              REVENUE)                                                               4.80            11/01/2012           498,360
   1,850,000  BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HCFR LOC)SS.+/-          4.20            12/01/2028         1,850,000
   1,500,000  BROWARD COUNTY FL HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
              SERVICES (HCFR, SUNTRUST BANK LOC)                                     5.50            08/15/2014         1,583,775
     500,000  BROWARD COUNTY FL WHEELABRATOR SERIES A                                4.50            12/01/2011           508,500
     500,000  CAPITAL PROJECTS FINANCE AUTHORITY (COLLEGE & UNIVERSITY REVENUE
              LOC)                                                                   5.50            10/01/2014           536,855
   1,650,000  GULF BREEZE FL (OTHER REVENUE, FGIC INSURED)                           5.00            12/01/2020         1,772,793
     920,000  GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER
              REVENUE LOC)                                                           4.75            12/01/2015           957,067
     500,000  GULF BREEZE FL REVENUE (GO - STATES, TERRITORIES LOC, FGIC
              INSURED)SS.+/-                                                         5.50            12/01/2015           528,760
     385,000  HIGHLANDS COUNTY FL HOSPITAL ADVENTIST HEALTH SYSTEM D PREREFUNDED     5.38            11/15/2035           422,846
              (HCFR)SS.
   1,000,000  SOUTH BROWARD HOSPITAL DISTRICT FL SERIES A (HOSPITAL REVENUE,
              MBIA INSURED)                                                          5.00            05/01/2011         1,048,640
     100,000  VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)SS.+/-                    4.20            12/01/2028           100,000

                                                                                                                        9,807,596
                                                                                                                    -------------
GEORGIA - 1.02%
   1,000,000  FULTON DE KALB GA HOSPITAL AUTHORITY (HOSPITAL REVENUE, FIRST
              SECURITY BANK LOC)                                                     5.25            01/01/2016         1,087,170
      10,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE PREREFUNDED
              SERIES Y (ELECTRIC REVENUE LOC, MBIA INSURED)SS.                       6.50            01/01/2017            11,721
     490,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y
              (ELECTRIC REVENUE LOC, MBIA INSURED)                                   6.50            01/01/2017           576,916

                                                                                                                        1,675,807
                                                                                                                    -------------
GUAM - 0.78%
   1,195,000  GUAM EDUCATION FINANCING FOUNDATION COP GUAM PUBLIC SCHOOL
              FACILITIES PROJECT SERIES A (EDUCATIONAL FACILITIES REVENUE)           5.00            10/01/2017         1,275,734
                                                                                                                    -------------
IDAHO - 0.40%
     215,000  IDAHO BOND BANK AUTHORITY SERIES B (OTHER REVENUE, MBIA INSURED)       5.00            09/15/2014           233,230
     385,000  IDAHO BOND BANK AUTHORITY SERIES B (OTHER REVENUE, MBIA INSURED)       5.00            09/15/2016           422,730

                                                                                                                          655,960
                                                                                                                    -------------
ILLINOIS - 8.95%
     340,000  AURORA IL SERIES B                                                     4.90            12/30/2011           342,924
     550,000  CHICAGO IL HOUSING AUTHORITY PREREFUNDEDSS.                            5.38            07/01/2013           595,507
     580,000  EUREKA IL EUREKA COLLEGE PROJECT 1998 SERIES B (COLLEGE
              & UNIVERSITY REVENUE)                                                  7.00            01/01/2019           580,000
   1,675,000  HAMPSHIRE IL SPECIAL SERVICES AREA #9 (TAX REVENUE, RADIAN
              INSURED)                                                               4.13            12/30/2016         1,666,173
     250,000  ILLINOIS EDUCATION FACILITIES AUTHORITY NORTHWESTERN UNIVERSITY
              (COLLEGE & UNIVERSITY REVENUE)                                         5.50            12/01/2013           270,815
     355,000  ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION
              PROJECT SERIES A                                                       5.25            12/01/2012           357,858
     560,000  ILLINOIS FINANCE AUTHORITY SERIES A (OTHER REVENUE)                    4.50            01/01/2007           560,006

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
ILLINOIS (CONTINUED)
$  1,840,000  ILLINOIS FINANCE AUTHORITY EAST ST. LOUIS PROJECT (PROPERTY TAX
              REVENUE, XLCA)                                                         5.00%           11/15/2013     $   1,963,630
   1,150,000  ILLINOIS HEALTH FACILITIES AUTHORITY DECATUR MEMORIAL HOSPITAL
              (HOSPITAL REVENUE)                                                     5.50            10/01/2011         1,216,804
     500,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY SERIES G (HOUSING REVENUE,
              GO OF AUTHORITY)                                                       4.30            01/01/2016           507,090
     825,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY SERIES G (HOUSING REVENUE,
              GO OF AUTHORITY)                                                       4.55            07/01/2021           835,164
     825,000  ILLINOIS MERCY HOSPITAL & MEDICAL CENTER (HOSPITAL REVENUE)           10.00            01/01/2015         1,027,645
     500,000  ILLINOIS STATE FIRST SERIES (GO - STATES, TERRITORIES, MBIA
              INSURED)                                                               5.25            10/01/2018           535,800
     540,000  LAKE COUNTY IL SERIES B (WATER & SEWER REVENUE, MBIA INSURED)          4.50            12/01/2016           566,525
   1,000,000  NORTHWEST SUBURBAN MUNICIPAL JOINT ACTION WATER AGENCY IL SPECIAL
              OBLIGATION SERIES A (WATER REVENUE)                                    5.00            05/01/2014         1,078,370
   2,540,000  WILLIAMSON & JACKSON COUNTIES IL COMMUNITY COLLEGE DISTRICT #530
              DEBT CERTIFICATES (OTHER REVENUE)                                      4.50            11/01/2016         2,539,924

                                                                                                                       14,644,235
                                                                                                                    -------------
INDIANA - 1.18%
     350,000  CLARKSVILLE IN (HCFR LOC)SS.+/-                                        4.20            12/01/2025           350,000
     510,000  JEFFERSONVILLE IN BUILDING CORPORATION FIRST MORTGAGE SERIES B
              (OTHER REVENUE)                                                        4.25            08/15/2017           507,822
   1,080,000  JEFFERSONVILLE IN BUILDING CORPORATION FIRST MORTGAGE SERIES C
              (OTHER REVENUE)                                                        4.25            08/15/2017         1,075,388

                                                                                                                        1,933,210
                                                                                                                    -------------
IOWA - 1.02%
   1,000,000  AMES IA MARY GREELEY MEDICAL CENTER (HOSPITAL REVENUE, AMBAC
              INSURED)                                                               5.00            06/15/2021         1,048,300
     225,000  DES MOINES IA HOSPITAL REVENUE REFUNDED IOWA HEALTH SYSTEMS (HFFA
              REVENUE LOC, AMBAC INSURED)                                            5.25            08/15/2015           227,189
     370,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE ASSET
              BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)SS.                5.50            06/01/2012           399,445

                                                                                                                        1,674,934
                                                                                                                    -------------
KANSAS - 1.33%
   1,000,000  JUNCTION CITY KS COP (LEASE REVENUE, RADIAN INSURED)                   4.00            09/01/2016           997,330
     140,000  KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES HARTFORD
              (HCFR LOC)                                                             6.13            04/01/2012           148,791
     470,000  MANHATTAN KS TRANSPORTATION DEVELOPMENT DISTRICT                       4.15            08/01/2015           480,321
     555,000  PITTSBURG KS SPECIAL OBLIGATED TAX NORTH BROADWAY REDEVELOPMENT
              (PROPERTY TAX REVENUE)                                                 4.50            04/01/2016           548,762

                                                                                                                        2,175,204
                                                                                                                    -------------
KENTUCKY - 0.90%
   1,000,000  KENTUCKY ECONOMIC DEVELOPMENT CATHOLIC HEALTH INITIATIVES SERIES
              A PREREFUNDEDSS.                                                       5.75            12/01/2015         1,073,780
     400,000  KENTUCKY EDFA RETIREMENT HOUSING FOUNDATION (HCFR LOC)SS.+/-           4.20            12/01/2028           400,000

                                                                                                                        1,473,780
                                                                                                                    -------------
LOUISIANA - 1.85%
     500,000  JEFFERSON PARISH LA HOSPITAL SERVICE DISTRICT #001 WEST JEFFERSON
              MEDICAL CENTER SERIES A (HCFR, FIRST SECURITY BANK LOC)                5.25            01/01/2013           517,625
     800,000  LOUISIANA STATE SERIES A (FUEL SALES TAX REVENUE, AMBAC INSURED)       5.38            06/01/2016           855,528
     825,000  NEW ORLEANS LA (SEWER REVENUE, MBIA INSURED)                           5.00            06/01/2012           869,847
     740,000  NEW ORLEANS LA SEWER SERVICE                                           5.50            06/01/2020           779,664

                                                                                                                        3,022,664
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE       VALUE
MARYLAND - 2.02%
$  1,945,000  MARYLAND ECONOMIC DEVELOPMENT CORPORATION UNIVERSITY OF MARYLAND
              COLLEGE PARK PROJECT PREREFUNDED (COLLEGE & UNIVERSITY REVENUE)SS.     6.50%           06/01/2027     $   2,257,328
   1,000,000  WESTMINSTER MD MCDANIEL COLLEGE (COLLEGE & UNIVERSITY REVENUE)         5.00            11/01/2019         1,055,620

                                                                                                                        3,312,948
                                                                                                                    -------------
MASSACHUSETTS - 0.75%
   1,125,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY SERIES A                      5.63            01/01/2016         1,224,416
                                                                                                                    -------------
MICHIGAN - 3.14%
   1,250,000  CONELL TOWNSHIP MI ECONOMIC DEVELOPMENT MEADESTWESTVACO ESCANABA
              PROJECT PREREFUNDED (IDR)SS.                                           5.88            05/01/2018         1,383,100
   1,000,000  HOLT MI PUBLIC SCHOOLS (PROPERTY TAX REVENUE, MBIA INSURED)%%          5.00            05/01/2016         1,079,310
   1,500,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY DAUGHTERS CHARITY
              (HOSPITAL REVENUE)                                                     5.25            11/01/2015         1,583,775
   1,000,000  MICHIGAN STATE TRUNK LINE (FUEL SALES TAX REVENUE, FIRST SECURITY
              BANK LOC)                                                              5.00            11/01/2015         1,088,780

                                                                                                                        5,134,965
                                                                                                                    -------------
MINNESOTA - 1.88%
     590,000  MARSHALL MN AVERA MARSHALL REGIONAL MEDICAL CENTER PROJECT
              (HOSPITAL REVENUE)                                                     4.50            11/01/2012           598,809
     750,000  MINNEAPOLIS MN GRANT PARK PROJECT (TAX INCREMENTAL REVENUE)            5.00            02/01/2016           758,888
     235,000  MINNEAPOLIS MN ST. MARYS HOSPITAL & REHABILITATION                    10.00            06/01/2013           282,418
     500,000  ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT SERIES A
              (LEASE REVENUE)                                                        5.50            09/01/2018           502,190
     900,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC PLANT
              REVENUE LOC)                                                           5.50            01/01/2012           932,391

                                                                                                                        3,074,696
                                                                                                                    -------------
MISSISSIPPI - 1.67%
   1,500,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION MADISON COUNTY
              MISSISSIPPI HIGHWAY CONSTRUCTION (PROPERTY TAX REVENUE, FGIC
              INSURED)                                                               5.00            01/01/2014         1,605,045
     500,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION MISSISSIPPI
              LIMITED OBLIGATION HOSPITAL IMPROVEMENTS                               5.88            07/01/2022           553,835
     510,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION NATCHEZ
              MISSISSIPPI CONVENTION CENTER PROJECT PREREFUNDEDSS.                   5.70            07/01/2015           573,143

                                                                                                                        2,732,023
                                                                                                                    -------------
MISSOURI - 3.45%
   1,500,000  CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
              (SALES TAX REVENUE, CIFG INSURED)                                      4.00            04/15/2026         1,495,260
   2,000,000  FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX INCREMENTAL
              REVENUE)                                                               4.50            04/01/2021         2,020,060
     475,000  LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                     5.25            12/01/2014           482,030
     100,000  OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  4.50            09/01/2011           100,551
     145,000  OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  4.50            09/01/2013           145,655
     170,000  OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  4.50            09/01/2014           170,396
     225,000  OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  4.55            09/01/2016           225,378
   1,000,000  ST. CHARLES COUNTY MO IDA HOUSING VANDERBILT APARTMENTSSS.+/-          5.00            02/01/2029         1,004,140

                                                                                                                        5,643,470
                                                                                                                    -------------
NEBRASKA - 0.38%
     590,000  O'NEILL NE ST. ANTHONY'S PROJECT                                       6.25            09/01/2012           619,364
                                                                                                                    -------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
NEVADA - 0.62%
$    990,000  CLARK COUNTY NV SPECIAL IMPROVEMENT DISTRICT #121A
              (STATE & LOCAL GOVERNMENTS, AMBAC INSURED)                             4.25%           12/01/2013     $   1,010,939
                                                                                                                    -------------
NEW HAMPSHIRE - 0.28%
     435,000  NEW HAMPSHIRE THE MEMORIAL HOSPITAL (HCFR)                             5.25            06/01/2014           458,520
                                                                                                                    -------------
NEW JERSEY - 1.80%
   1,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (CIGARETTE TAX REVENUE)      5.00            06/15/2012         1,059,220
   1,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE TAX REVENUE)         5.63            06/15/2019         1,049,480
     810,000  NEWARK NJ (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)              5.00            10/01/2015           839,201

                                                                                                                        2,947,901
                                                                                                                    -------------
NEW MEXICO - 1.02%
   1,500,000  BERNALILLO COUNTY NM (OTHER REVENUE)                                   5.20            04/01/2021         1,674,300
                                                                                                                    -------------
NEW YORK - 3.62%
     600,000  BROOKHAVEN NY IDAG (OTHER REVENUE, NORTH FORK BANK)SS.+/-              4.25            11/01/2037           601,242
     100,000  NASSAU COUNTY NY IDA                                                   6.88            07/01/2010           105,593
     750,000  NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN COLLEGE
              AERONAUTICS SERIES A (COLLEGE & UNIVERSITY REVENUE)                    5.00            12/01/2016           761,700
     275,000  NEW YORK CITY NY IDAG 2006 PROJECT SAMARITAN AIDS SERVICES
              (IDR, CITIBANK NA LOC)                                                 4.50            11/01/2015           287,496
   1,000,000  NEW YORK CITY NY IDAG 2006 PROJECT SAMARITAN AIDS
              SERVICES (IDR, CITIBANK NA LOC)                                        5.00            11/01/2024         1,036,420
     400,000  NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAXSS.+/-            5.25            02/01/2029           422,416
     500,000  NEW YORK STATE DORMITORY AUTHORITY HOSPITAL SERIES A (HCFR LOC)        6.00            08/15/2015           553,210
     875,000  SCHENECTADY NY IDAG UNION COLLEGE PROJECT (COLLEGE & UNIVERSITY
              REVENUE)                                                               4.00            07/01/2019           856,441
     110,000  TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B                   5.00            06/01/2011           110,120
     100,000  TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B                   4.00            06/01/2012           101,165
   1,000,000  TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B1C                 5.50            06/01/2019         1,090,090

                                                                                                                        5,925,893
                                                                                                                    -------------
NORTH CAROLINA - 0.29%
      95,000  NORTH CAROLINA MUNICIPAL POWER AGENCY #1 CATAWBA ELECTRIC REVENUE      7.25            01/01/2007            95,018
     350,000  UNIVERSITY OF NORTH CAROLINA WILMINGTON COP (COLLEGE &
              UNIVERSITY REVENUE, FGIC INSURED)                                      5.25            06/01/2023           378,928

                                                                                                                          473,946
                                                                                                                    -------------
North Dakota - 0.24%
     350,000  MERCER COUNTY ND ANTELOPE VALLEY STATION (ELECTRIC REVENUE LOC)        7.20            06/30/2013           398,101
                                                                                                                    -------------
OHIO - 2.00%
     500,000  AKRON BATH COPLEY OH JOINT TOWNSHIP AKRON GENERAL HEALTH
              SYSTEMS (HCFR)                                                         5.00            01/01/2014           525,915
     300,000  AKRON BATH COPLEY OH JOINT TOWNSHIP AKRON GENERAL HEALTH
              SYSTEMS (HCFR)                                                         5.00            01/01/2015           316,590
   1,075,000  FRANKLIN COUNTY OH CHILDREN'S HOSPITAL PROJECT (HCFR)                 10.38            06/01/2013         1,282,389
     410,000  LAKEWOOD OH LAKEWOOD HOSPITAL ASSOCIATION                              5.50            02/15/2012           436,654
     195,000  OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION CAPITAL
              APPRECIATION SERIES D                                                  6.25            07/01/2010           211,341
     500,000  OLENTANGY LOCAL SCHOOL DISTRICT OHIO APPRECIATION SERIES A
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)^                       4.01            12/01/2015           350,915
     210,000  OLENTANGY LOCAL SCHOOL DISTRICT OHIO CAPITAL APPRECIATION SERIES A
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)^                       3.96            12/01/2014           153,947

                                                                                                                        3,277,751
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
OKLAHOMA - 2.44%
$  1,200,000  CHEROKEE NATION OK HEALTHCARE SYSTEMS SERIES 2006
              (HCFR, ACA INSURED)++                                                  4.30%           12/01/2016     $   1,194,372
      30,000  COMANCHE COUNTY OK EDFA HOSPITAL PROJECT SERIES B                      5.35            07/01/2008            30,457
     125,000  GRADY COUNTY OK EDUCATIONAL FACILITIES MINCO PUBLIC SCHOOL PROJECT
              (LEASE REVENUE)                                                        4.75            09/01/2013           128,008
     125,000  GRADY COUNTY OK EDUCATIONAL FACILITIES MINCO PUBLIC SCHOOL PROJECT
              (LEASE REVENUE)                                                        4.75            09/01/2015           127,874
     150,000  GRADY COUNTY OK EDUCATIONAL FACILITIES MINCO PUBLIC SCHOOLS
              PROJECT (LEASE REVENUE)                                                4.75            09/01/2016           153,462
     460,000  JAY OK INDUSTRIAL AUTHORITY EDUCATIONAL FACILITIES JAY PUBLIC
              SCHOOLS PROJECT (LEASE REVENUE)                                        4.75            09/01/2014           470,874
     775,000  MCGEE CREEK AUTHORITY OK (WATER REVENUE, MBIA INSURED)                 6.00            01/01/2023           914,120
     225,000  MORRISON OK EDUCATIONAL FACILITIES AUTHORITY MORRISON PUBLIC
              SCHOOLS PROJECT (LEASE REVENUE)                                        4.75            09/01/2014           231,352
     200,000  POTTAWATOMIE COUNTY OK FACILITIES AUTHORITY TECUMSEH PUBLIC
              SCHOOLS PROJECT (LEASE REVENUE)                                        4.75            09/01/2013           204,812
     115,000  POTTAWATOMIE COUNTY OK FACILITIES AUTHORITY TECUMSEH PUBLIC
              SCHOOLS PROJECT (LEASE REVENUE)                                        4.75            09/01/2014           117,719
     160,000  POTTAWATOMIE COUNTY OK FACILITIES AUTHORITY TECUMSEH PUBLIC
              SCHOOLS PROJECT (LEASE REVENUE)                                        4.75            09/01/2015           163,678
     250,000  POTTAWATOMIE COUNTY OK FACILITIES AUTHORITY TECUMSEH PUBLIC
              SCHOOLS PROJECT (LEASE REVENUE)                                        4.75            09/01/2016           255,770

                                                                                                                        3,992,498
                                                                                                                    -------------
OREGON - 0.37%
     200,000  MULTNOMAH COUNTY OR HOSPITAL TERWILLIGER PLAZA PROJECT A
              (HOSPITAL REVENUE)                                                     4.40            12/01/2010           199,772
     200,000  MULTNOMAH COUNTY OR HOSPITAL TERWILLIGER PLAZA PROJECT A
              (HOSPITAL REVENUE)                                                     4.45            12/01/2011           199,784
     200,000  MULTNOMAH COUNTY OR HOSPITAL TERWILLIGER PLAZA PROJECT A
              (HOSPITAL REVENUE)                                                     4.50            12/01/2012           199,890

                                                                                                                          599,446
                                                                                                                    -------------
PENNSYLVANIA - 8.85%
   1,000,000  CENTRAL DAUPHIN PA SCHOOL DISTRICT PREREFUNDED (PROPERTY TAX
              REVENUE, MBIA INSURED)SS.                                              7.50            02/01/2030         1,278,530
     350,000  CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                 5.63            10/01/2015           353,381
   2,610,000  CUMBERLAND COUNTY PA MUNICIPAL AUTHORITY WESLEY SERIES A
              PREREFUNDED (NURSING HOME REVENUE)SS.                                  7.25            01/01/2035         3,114,931
   1,410,000  DAUPHIN COUNTY PA GENERAL AUTHORITY HAPSCO WESTERN PA HOSPITAL
              PROJECT SERIES A1 (HOSPITAL REVENUE, MBIA INSURED)                     5.50            07/01/2023         1,588,577
   1,500,000  DAUPHIN COUNTY PA HAPSCO WESTERN PA HOSPITAL PROJECT B
              (HOSPITAL REVENUE, MBIA INSURED)                                       6.25            07/01/2016         1,681,005
     965,000  DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A
              (OTHER REVENUE LOC)SS.+/-                                              6.84            07/01/2027           962,028
   1,000,000  EASTON PA AREA SCHOOL DISTRICT SERIES 2006 (PROPERTY TAX REVENUE,
              FIRST SECURITY BANK LOC)                                               7.75            04/01/2025         1,297,530
     500,000  HARRISBURG PA AUTHORITY HARRISBURG UNIVERSITY OF SCIENCE SERIES A
              (COLLEGE & UNIVERSITY REVENUE)%%                                       5.40            09/01/2016           504,460
     650,000  PENNSYLVANIA STATE HEFA ALLEGHENY DELAWARE VALLEY SERIES A
              (HCFR LOC)                                                             5.70            11/15/2011           701,305
   1,500,000  PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT FRANKLIN
              TOWNE CHARTER HIGH SERIES A (IDR)                                      5.00            01/01/2017         1,546,470
   1,345,000  PHILADELPHIA PA EIGHTEENTH SERIES AGC (UTILITIES REVENUE,
              GUARANTEE AGREEMENT)                                                   5.25            08/01/2016         1,457,536

                                                                                                                       14,485,753
                                                                                                                    -------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
PUERTO RICO - 0.99%
$    500,000  COMMONWEALTH OF PUERTO RICO (TAX REVENUE, FIRST SECURITY BANK LOC)     6.50%           07/01/2013     $     581,230
   1,000,000  PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK SERIES
              B (OTHER REVENUE)                                                      5.00            12/01/2011         1,047,430

                                                                                                                        1,628,660
                                                                                                                    -------------
RHODE ISLAND - 0.62%
   1,000,000  RHODE ISLAND STATE COP HOWARD CENTER IMPROVEMENTS
              (LEASE REVENUE, MBIA INSURED)                                          5.38            10/01/2016         1,021,350
                                                                                                                    -------------
SOUTH CAROLINA - 6.20%
   1,500,000  CHARLESTON EDUCATIONAL EXCELLENCE FINANCING CORPORATION
              CHARLESTON COUNTY SCHOOL DISTRICT PROJECT (LEASE REVENUE)              5.00            12/01/2018         1,590,585
     250,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B^                                                              8.13            01/01/2032            34,123
   1,750,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B^                                                              8.05            01/01/2037           164,133
   2,000,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B^                                                              8.17            01/01/2038           167,080
   1,000,000  KERSHAW COUNTY SC PUBLIC SCHOOLS DISTRICT PROJECT (LEASE REVENUE,
              CIFG INSURED)                                                          5.00            12/01/2020         1,070,210
   1,000,000  SCAGO EDUCATIONAL FACILITIES CORPORATION FOR COLLETON SCHOOL
              DISTRICT (LEASE REVENUE, GUARANTEE AGREEMENT)                          5.00            12/01/2016         1,078,820
   1,640,000  SCAGO EDUCATIONAL FACILITIES CORPORATION FOR PICKENS SCHOOL
              DISTRICT (LEASE REVENUE, FIRST SECURITY BANK LOC)                      5.00            12/01/2014         1,766,756
   1,000,000  SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
              NONPROFIT INSTITUTIONS FURMAN UNIVERSITY PROJECT (COLLEGE &
              UNIVERSITY REVENUE, AMBAC INSURED)                                     5.50            10/01/2030         1,066,870
     300,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY OCONEE
              MEMORIAL HOSPITAL INCORPORATED PROJECT SERIES C (HOUSING REVENUE,
              RADIAN INSURED)                                                        4.25            10/01/2013           304,476
   1,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PREREFUNDED
              PALMETTO HEALTH SERIES C (HOSPITAL REVENUE)SS.                         6.00            08/01/2020         1,130,860
   1,500,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PREREFUNDED
              PALMETTO HEALTH SERIES C (HOSPITAL REVENUE)SS.                         6.88            08/01/2027         1,768,950

                                                                                                                       10,142,863
                                                                                                                    -------------
SOUTH DAKOTA - 0.70%
     600,000  HEARTLAND SD CONSUMERS POWER DISTRICT (ELECTRIC REVENUE LOC)           6.00            01/01/2012           649,980
     500,000  LOWER BRULE SIOUX TRIBE SOUTH DAKOTA SERIES B                          5.25            05/01/2015           498,630

                                                                                                                        1,148,610
                                                                                                                    -------------
TENNESSEE - 0.46%
     710,000  MEMPHIS TN ELECTRIC SYSTEMS SUBSERIES A (ELECTRIC PLANT REVENUE,
              MBIA INSURED)                                                          5.00            12/01/2017           756,164
                                                                                                                    -------------
TEXAS - 9.61%
   2,500,000  ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                5.00            08/15/2034         2,627,600
   1,885,000  AUSTIN TX CONVENTION ENTERPRISES INCORPORATED FIRST TIER SERIES A
              (OTHER REVENUE, XLCA)                                                  5.25            01/01/2017         2,077,722
   1,225,000  BEXAR COUNTY TX REVENUE PROJECT                                        5.75            08/15/2022         1,290,317
     715,000  DENTON COUNTY TX (GO - BOND BANK LOC)                                  5.00            07/15/2016           771,077
   1,640,000  EAGLE PASS TX (OTHER REVENUE, AMBAC INSURED)                           5.25            02/15/2014         1,753,783
   1,000,000  GARZA COUNTY TX PUBIC FACILITIES CORPORATION                           5.25            10/01/2014         1,044,250
   2,000,000  HOUSTON TX JUNIOR LIEN STUDENT FEE (COLLEGE & UNIVERSITY REVENUE,
              XLCA)                                                                  5.00            04/15/2019         2,145,340
   1,065,000  MISSION TX (WATER & SEWER REVENUE, FIRST SECURITY BANK LOC)            4.00            02/15/2017         1,063,030
   1,000,000  NORTHWEST TEXAS INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
              PERMANENT SCHOOL FUND GUARANTEED)^                                     3.89            02/15/2013           789,720

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                      INTEREST RATE      MATURITY DATE        VALUE
TEXAS (CONTINUED)
$    120,000  SAM RAYBURN TX MUNICIPAL POWER AGENCY (OTHER REVENUE LOC)               5.00%           10/01/2009     $     123,536
     855,000  TEXAS STATE PUBLIC FINANCIAL AUTHORITY CHARTER SCHOOL KIPP
              INCORPORATED EDUCATION SERIES A (PRIVATE SCHOOL REVENUE,
              ACA INSURED)                                                            4.50            02/15/2016           861,652
     500,000  TEXAS STATE PUBLIC FINANCIAL AUTHORITY CHARTER SCHOOL KIPP
              INCORPORATED EDUCATION SERIES A (PRIVATE SCHOOL REVENUE,
              ACA INSURED)                                                            4.55            02/15/2017           503,425
     635,000  WACO TX HEALTH FACILITIES DEVELOPMENT CORPORATION HILLCREST
              SYSTEM PROJECT SERIES A (HCFR, MBIA INSURED)                            5.00            08/01/2016           684,511

                                                                                                                        15,735,963
                                                                                                                     -------------
VIRGINIA - 0.74%
      45,000  DINWIDDIE COUNTY VA IDA SCHOOL FACILITIES PROJECT A                     5.30            02/01/2008            45,491
     305,000  DINWIDDIE COUNTY VA IDA SCHOOL FACILITIES PROJECT A                     5.55            02/01/2012           311,375
     505,000  VIRGINIA COLLEGE BUILDING AUTHORITY (HEFAR)                             5.00            06/01/2013           529,023
     210,000  VIRGINIA COLLEGE BUILDING AUTHORITY (HEFAR)                             5.00            06/01/2015           221,533
     100,000  VIRGINIA HOUSING DEVELOPMENT AUTHORITY SERIES D SUBSERIES D1
              (HOUSING REVENUE LOC)                                                   4.50            07/01/2010           102,261

                                                                                                                         1,209,683
                                                                                                                     -------------
WASHINGTON - 1.94%
     310,000  GRANT COUNTY WA PUBLIC UTILITY DISTRICT #2 SERIES G (ELECTRIC
              REVENUE LOC)                                                            5.25            01/01/2012           332,357
     400,000  SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3 SERIES A                6.00            06/01/2010           405,080
     400,000  TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE ASSET
              BACKED                                                                  5.50            06/01/2012           423,972
     705,000  TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE ASSET
              BACKED                                                                  6.50            06/01/2026           776,501
     100,000  VANCOUVER WA PREREFUNDED (WATER REVENUE LOC)SS.                         4.90            06/01/2010           100,538
      75,000  WASHINGTON STATE HOUSING FINANCE COMMISSION CRISTA MINISTRIES
              PROJECT A                                                               5.35            07/01/2014            75,882
   1,000,000  WASHINGTON STATE SERIES D (PROPERTY TAX REVENUE, AMBAC INSURED)         5.00            01/01/2018         1,066,230

                                                                                                                         3,180,560
                                                                                                                     -------------
WISCONSIN - 4.32%
     465,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED         5.00            06/01/2008           470,134
     535,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED         5.00            06/01/2009           544,865
   1,255,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED         6.00            06/01/2017         1,349,313
      70,000  ST. CROIX FALLS WI CDA                                                  3.95            12/01/2008            69,908
      70,000  ST. CROIX FALLS WI CDA                                                  4.20            12/01/2009            70,246
      75,000  ST. CROIX FALLS WI CDA                                                  4.40            12/01/2010            75,806
     270,000  WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A                            4.25            10/01/2017           271,458
   1,000,000  WESTON WI PUBLIC SERVICE CORPORATION PROJECT (PCR)                      3.95            02/01/2013         1,007,950
     890,000  WISCONSIN HEFA BELL TOWER RESIDENCE PROJECT                             4.75            07/01/2015           915,721
     230,000  WISCONSIN HEFA DIVINE SAVIOR HEALTHCARE (HCFR LOC)                      4.70            05/01/2008           232,098
   1,360,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES C
              (HOUSING REVENUE, GO OF AUTHORITY)                                      4.75            03/01/2012         1,403,765
      20,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E             4.00            05/01/2013            20,152
     200,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E             4.10            05/01/2014           202,268
     220,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E             4.10            11/01/2014           222,418
     210,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E             4.15            05/01/2015           212,600

                                                                                                                         7,068,702
                                                                                                                     -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $155,599,340)                                                                    $ 156,434,388
                                                                                                                     -------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
SHORT-TERM INVESTMENTS - 3.94%

COMMERCIAL PAPER - 0.61%
$    700,000  GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                3.90%           01/11/2007     $     700,000
     300,000  GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                4.00            01/25/2007           300,000

                                                                                                                        1,000,000
                                                                                                                    -------------
SHARES
MUTUAL FUNDS - 3.33%
   5,443,323  WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~##                                           5,443,323
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,443,323)                                                                          6,443,323
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $162,042,663)*                         99.50%                                                                 $ 162,877,711
OTHER ASSETS AND LIABILITIES, NET             0.50                                                                        819,564
                                            ------                                                                  -------------

TOTAL NET ASSETS                            100.00%                                                                 $ 163,697,275
                                            ======                                                                  =============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

**    STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

##    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,443,323.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------
   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                      INTEREST RATE     MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 99.07%

ALABAMA - 0.08%
$    275,000  WILSONVILLE AL INDUSTRIAL DEVELOPMENT BOARD SOUTHERN ELECTRIC
              GASTON PROJECT SERIES A (IDR, AMBAC INSURED)SS.+/-                     4.55%           06/01/2019     $     287,491
                                                                                                                    -------------
ALASKA - 0.24%
     855,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO SETTLEMENT
              REVENUE ASSET BACKED PREREFUNDED (EXCISE TAX REVENUE)SS.               6.20            06/01/2022           901,657
                                                                                                                    -------------
ARIZONA - 2.25%
      25,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
              SERIES A                                                               5.30            11/15/2008            25,527
      30,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
              SERIES A                                                               5.50            11/15/2010            31,054
     290,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
              SERIES A                                                               5.38            02/15/2018           303,427
     180,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
              SERIES A                                                               6.13            11/15/2022           188,420
      85,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
              SERIES A                                                               5.88            02/15/2027            91,132
     100,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
              SERIES A                                                               6.25            11/15/2029           104,943
     695,000  PIMA COUNTY AZ IDA ACCLAIM CHARTER SCHOOL PROJECT (EDUCATIONAL
              FACILITIES REVENUE)                                                    5.60            12/01/2016           692,769
     500,000  PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT (WATER &
              SEWER REVENUE)                                                         5.45            12/01/2017           498,960
     810,000  PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT (WATER &
              SEWER REVENUE)                                                         5.75            12/01/2032           807,789
   3,425,000  VERRADO AZ COMMUNITY FACILITIES DISTRICT #1                            6.00            07/15/2013         3,671,258
   2,025,000  YAVAPAI COUNTY AZ IDA                                                  5.45            06/01/2033         2,032,412

                                                                                                                        8,447,691
                                                                                                                    -------------
ARKANSAS - 0.89%
   3,295,000  CABOT AR SALES & USE TAX                                               4.60            12/01/2025         3,352,827
                                                                                                                    -------------
CALIFORNIA - 6.87%
   1,450,000  CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATIONSS.+/-           4.20            12/01/2028         1,450,000
   1,445,000  FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY CAPITAL
              APPRECIATION SENIOR LIEN SERIES A                                      7.05            01/01/2010         1,588,835
   5,000,000  FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY CAPITAL
              APPRECIATION SENIOR LIEN SERIES A^                                     4.20            01/01/2019         3,035,650
   1,000,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO
              SETTLEMENT ENHANCED PREREFUNDED ASSET BACKED SERIES BSS.               5.50            06/01/2033         1,105,630
     235,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO
              SETTLEMENT REVENUE ASSET BACKED SERIES A3                              7.88            06/01/2042           287,696
   1,305,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO
              SETTLEMENT REVENUE SERIES 2003 A1                                      6.75            06/01/2039         1,494,121
     305,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO
              SETTLEMENT REVENUE SERIES 2003 A1                                      6.63            06/01/2040           346,721
   2,090,000  LOS ANGELES CA HFA PEPPERMILL I & II                                   5.13            04/01/2028         2,149,753
   1,000,000  MADERA COUNTY CA VALLEY CHILDREN'S HOSPITAL (HCFR LOC)                 6.50            03/15/2015         1,152,530
   1,800,000  PORT HUENEME CA REDEVELOPMENT AGENCY CENTRAL COMMUNITY PROJECT
              (TAX INCREMENTAL REVENUE LOC)                                          5.50            05/01/2014         1,956,636
   2,125,000  PORTERVILLE CA CTF PUBLIC BUILDING REFINANCE PROJECT (LEASE
              REVENUE, AMBAC INSURED)                                                6.30            10/01/2018         2,520,548
     900,000  RANCHO SANTIAGO CA COMMUNITY COLLEGE DISTRICT ELECTION 2002
              SERIES C (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)               4.25            09/01/2026           883,467
   1,000,000  RNR SCHOOL FINANCING AUTHORITY CALIFORNIA SPECIAL TAX COMMUNITY
              FACILITIES DISTRICT #92-1 SERIES A (SPECIAL TAX REVENUE, MBIA
              INSURED)                                                               5.00            09/01/2036         1,060,550
   3,000,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE
              (OTHER REVENUE)                                                        5.50            03/01/2008         3,023,100

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                      INTEREST RATE     MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$  2,500,000  SOUTHERN CA LOGISTICS AIRPORT AUTHORITY HOUSING SET ASIDE REVENUE
              (AIRPORT REVENUE, XLCA INSURED)                                        5.00%           12/01/2036     $   2,634,325
   1,000,000  TURLOCK CA PFA (TAX INCREMENTAL REVENUE, FIRST SECURITY BANK LOC)      5.00            09/01/2036         1,060,550

                                                                                                                       25,750,112
                                                                                                                    -------------
COLORADO - 3.56%
     565,000  AURORA SINGLE TREE METROPOLITAN DISTRICT CO (PROPERTY TAX REVENUE)     5.50            11/15/2031           565,373
   3,000,000  COLORADO ECFA BROMLEY EAST PROJECT PREREFUNDED SERIES ASS.             7.25            09/15/2030         3,403,620
   1,550,000  COLORADO ECFA CEREBRAL PALSY PROJECT SERIES A (OTHER REVENUE)          6.25            05/01/2036         1,596,779
     850,000  COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (OTHER REVENUE)++           6.13            12/15/2035           879,104
     590,000  COLORADO ECFA CHARTER SCHOOL CARBON VALLEY ACADEMY (LEASE REVENUE)     5.63            12/01/2036           584,071
   5,000,000  E-470 PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION SENIOR LIEN
              SERIES B (TOLL ROAD REVENUE LOC)^                                      4.08            09/01/2016         3,385,300
     500,000  EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT TERMINAL
              IMPROVEMENT PROJECT SERIES B (AIRPORT REVENUE)                         5.05            05/01/2015           507,375
     415,000  EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT TERMINAL
              IMPROVEMENT PROJECT SERIES B (AIRPORT REVENUE)                         5.25            05/01/2020           421,706
   2,240,000  NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL
              APPRECIATION CONVERTIBLE (TOLL ROAD REVENUE LOC)@                      3.97            06/15/2016         1,996,288

                                                                                                                       13,339,616
                                                                                                                    -------------
CONNECTICUT - 0.46%
   1,500,000  CONNECTICUT TRANSPORTATION INFRASTRUCTURE SERIES B                     6.50            10/01/2012         1,713,330
                                                                                                                    -------------
DISTRICT OF COLUMBIA - 0.17%
     410,000  DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION          5.38            05/15/2010           424,612
     205,000  DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION          5.70            05/15/2012           218,454

                                                                                                                          643,066
                                                                                                                    -------------
FLORIDA - 4.29%
     600,000  AVE MARIA STEWARDSHIP COMMUNITY DISTRICT FL SERIES A
              (OTHER REVENUE)                                                        5.13            05/01/2038           593,952
     950,000  BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HCFR LOC)SS.+/-          4.20            12/01/2028           950,000
   1,955,000  BROWARD COUNTY FL EDUCATIONAL FACILITIES AUTHORITY NOVA
              SOUTHEASTERN UNIVERSITY (EDUCATIONAL FACILITIES REVENUE,
              GUARANTEE AGREEMENT)                                                   5.00            04/01/2031         2,053,884
   2,845,000  BROWARD COUNTY FL EDUCATIONAL FACILITIES NOVA SOUTHEASTERN
              (COLLEGE & UNIVERSITY REVENUE, GUARANTEE AGREEMENT)                    5.00            04/01/2036         2,982,271
   1,500,000  COLLIER COUNTY FL IDA NAPLES COMMUNITY HOSPITAL INCORPORATED
              PROJECT (HOSPITAL REVENUE, BANK OF AMERICA LOC)SS.+/-                  4.65            10/01/2034         1,518,540
   1,015,000  FLORIDA HOUSING FINANCE CORPORATION HOMEOWNER MORTGAGE SERIES 4
              (HOUSING REVENUE, GNMA)                                                4.70            07/01/2015         1,043,298
     290,000  GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER
              REVENUE LOC)SS.+/-                                                     4.75            12/01/2015           301,684
   1,835,000  MIAMI BEACH FL HEALTH FACILITIES AUTHORITY MOUNT SINAI MEDICAL
              CENTER                                                                 6.00            11/15/2007         1,860,305
   3,185,000  PINELLAS COUNTY FL EDUCATIONAL FACILITIES AUTHORITY BARRY
              UNIVERSITY PROJECT (COLLEGE & UNIVERSITY REVENUE, RADIAN INSURED)      5.88            10/01/2025         3,413,938
   1,260,000  PINELLAS COUNTY FL EDUCATIONAL FACILITIES AUTHORITY BARRY
              UNIVERSITY PROJECT (COLLEGE & UNIVERSITY REVENUE, RADIAN INSURED)      5.88            10/01/2030         1,350,569

                                                                                                                       16,068,441
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   MUNICIPAL  BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
GEORGIA - 9.10%
$  3,000,000  ATLANTA GA PREREFUNDED SERIES A (AIRPORT REVENUE LOC)SS.              5.50%            01/01/2010     $   3,185,310
   4,930,000  ATLANTA GA RAPID TRANSIT AUTHORITY SERIES P (SALES TAX
              REVENUE LOC)                                                          6.25             07/01/2020         5,801,476
   1,235,000  ATLANTA GA TAX ALLOCATION PRINCETON LAKES PROJECT (TAX ALLOCATION
              REVENUE)                                                              5.50             01/01/2031         1,258,700
     115,000  ATLANTA URBAN RESIDENTIAL FINANCE AUTHORITY EVERGREEN VILLAGE
              ESTATES PROJECT SERIES A                                              5.88             05/01/2007           114,984
   1,675,000  ATLANTA URBAN RESIDENTIAL FINANCE AUTHORITY EVERGREEN VILLAGE
              ESTATES PROJECT SERIES A                                              6.38             05/01/2017         1,669,942
   2,965,000  ATLANTA URBAN RESIDENTIAL FINANCE AUTHORITY EVERGREEN VILLAGE
              ESTATES PROJECT SERIES A                                              6.50             05/01/2027         2,951,746
   3,735,000  EAST POINT GA HOUSING AUTHORITY BOND LAUREL EIDGE WASHINGTON ROAD
              APARTMENTSSS.+/-                                                      5.00             10/01/2032         3,827,889
   2,225,000  FULTON DE KALB GA HOSPITAL AUTHORITY (HOSPITAL REVENUE, FIRST
              SECURITY BANK LOC)                                                    5.25             01/01/2016         2,418,953
       5,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE PREREFUNDED
              SERIES Y (ELECTRIC REVENUE LOC, MBIA INSURED)SS.                      6.50             01/01/2017             5,860
     450,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y
              (ELECTRIC REVENUE LOC, MBIA INSURED)                                  6.50             01/01/2017           529,821
   4,300,000  GEORGIA STATE SERIES B                                                6.25             03/01/2011         4,732,279
   1,000,000  GEORGIA STATE SERIES E                                                6.75             12/01/2012         1,163,150
   2,800,000  MILLEDGEVILLE GA (WATER & SEWER REVENUE, FIRST SECURITY BANK LOC)     6.00             12/01/2016         3,198,216
   2,000,000  MUNICIPAL ELECTRIC AUTHORITY OF GEORGIA PROJECT ONE SUBSERIES A
              (UTILITIES REVENUE LOC)                                               5.25             01/01/2014         2,176,900
   1,060,000  THOMASVILLE GA HOUSING AUTHORITY HOUSING WOOD VY APARTMENTS
              PROJECT SERIES ASS.+/-                                                5.10             12/01/2035         1,094,471

                                                                                                                       34,129,697
                                                                                                                    -------------
GUAM - 0.33%
   1,250,000  GUAM EDUCATION FINANCING FOUNDATION CERTIFICATES PARTNERSHIP GUAM
              PUBLIC SCHOOL FACILITIES PROJECT SERIES B (EDUCATIONAL FACILITIES
              REVENUE, ACA INSURED)                                                 4.50             10/01/2026         1,237,013
                                                                                                                    -------------
ILLINOIS - 5.10%
   2,740,000  AURORA IL SERIES B                                                    5.85             12/30/2013         2,772,113
     500,000  CHICAGO IL HOUSING AUTHORITY PREREFUNDEDSS.                           5.38             07/01/2013           541,370
     250,000  DU PAGE COUNTY IL SPECIAL SERVICE MONARCH LANDING PROJECT
              (SPECIAL TAX REVENUE)                                                 5.40             03/01/2016           260,630
   1,750,000  EUREKA IL EUREKA COLLEGE PROJECT 1998 SERIES B (COLLEGE &
              UNIVERSITY REVENUE)                                                   7.00             01/01/2019         1,750,000
     340,000  ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION
              PROJECT SERIES A                                                      5.25             12/01/2012           342,737
   2,330,000  ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION
              PROJECT SERIES A                                                      6.13             12/01/2022         2,477,536
   4,525,000  ILLINOIS FINANCE AUTHORITY COVERED BRIDGES APARTMENTS PROJECT M
              (MFHR, FNMA)SS.+/-                                                    4.88             06/01/2039         4,606,405
   2,500,000  ILLINOIS FINANCE AUTHORITY SERIES A (OTHER REVENUE)                   4.50             01/01/2007         2,500,025
     450,000  ILLINOIS HEALTH FACILITIES AUTHORITY CONDELL MEDICAL CENTER           7.00             05/15/2022           490,653
   1,290,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY MFHR (HOUSING REVENUE LOC)     5.00             07/01/2025         1,290,090
   1,350,000  MONTGOMERY IL LAKEWOOD CREEK PROJECT (SPECIAL TAX REVENUE, RADIAN
              INSURED)%%                                                            4.70             03/01/2030         1,333,017
     535,000  WILL COUNTY IL COMMUNITY SCHOOL DISTRICT #161 SUMMIT HILL
              PREREFUNDED CAPITAL APPRECIATIONSS.^                                  3.95             01/01/2015           391,165
     500,000  WILL COUNTY IL COMMUNITY SCHOOL DISTRICT #161 SUMMIT HILL
              UNREFUNDED BALANCE CAPITAL APPRECIATION^                              4.00             01/01/2015           364,145

                                                                                                                       19,119,886
                                                                                                                    -------------
IOWA - 0.06%
     110,000  IOWA FINANCE AUTHORITY CHILD SERVICES (OTHER REVENUE)                 5.00             06/01/2009           110,644
     125,000  IOWA FINANCE AUTHORITY CHILD SERVICES (OTHER REVENUE)                 5.00             06/01/2010           125,933

                                                                                                                          236,577
                                                                                                                    -------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL  BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
KANSAS - 0.81%
$    415,000  KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES HARTFORD
              (HCFR LOC)                                                            6.13%            04/01/2012     $     441,058
     870,000  SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE BACKED SECURITIES SERIES
              A5 (HOUSING REVENUE LOC)SS.+/-                                        5.70             12/01/2036           956,687
     375,000  SEDGWICK & SHAWNEE COUNTIES KS SINGLE FAMILY REVENUE GNMA
              (SFHR LOC)SS.+/-                                                      6.50             12/01/2022           380,333
   1,250,000  WYANDOTTE COUNTY KS CITY KS UNITED GOVERNMENT TRANSPORTATION
              DEVELOPMENT STRICT LEGENDS VILLAGE WEST PROJECT (OTHER REVENUE)       4.88             10/01/2028         1,250,675

                                                                                                                        3,028,753
                                                                                                                    -------------
KENTUCKY - 1.52%
   1,745,000  KENTUCKY EDFA CHRISTIAN CARE COMMUNITIES PROJECTS                     5.38             11/20/2035         1,902,835
   3,850,000  KENTUCKY HOUSING CORPORATION CONDUIT SHALOM TOWER PROJECT SERIES
              A (HOUSING REVENUE, FNMA)SS.+/-                                       4.70             12/01/2041         3,779,199

                                                                                                                        5,682,034
                                                                                                                    -------------
LOUISIANA - 2.32%
   3,275,000  CLAIBORNE PARISH LA LAW ENFORCEMENT DISTRICT CLAIBORNE
              CORRECTIONAL FACILITIES PROJECT                                       6.25             03/01/2019         3,426,043
   3,000,000  LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION SERIES B
              (SPECIAL TAX REVENUE, AMBAC INSURED)                                  5.00             06/01/2018         3,234,960
   1,500,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES A               5.00             09/01/2007         1,500,375
     525,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES C               5.00             09/01/2007           525,131

                                                                                                                        8,686,509
                                                                                                                    -------------
MARYLAND - 0.20%
     730,000  MARYLAND STATE HEALTH & HEFAR WASHINGTON CHRISTIAN ACADEMY
              (PRIVATE SCHOOL REVENUE)                                              5.50             07/01/2038           731,664
                                                                                                                    -------------
MASSACHUSETTS - 4.16%
   3,000,000  COMMONWEALTH OF MASSACHUSETTS CONSUMER LOAN SERIES B
              PREREFUNDEDSS.                                                        5.25             06/01/2010         3,147,120
   3,385,000  MASSACHUSETTS BAY TRANSPORTATION AUTHORITY GENERAL TRANSPORTATION
              SYSTEM SERIES A (TRANSPORTATION REVENUE LOC)                          7.00             03/01/2014         3,976,123
   3,500,000  MASSACHUSETTS PORT AUTHORITY DELTA AIRLINES INCORPORATED
              PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)                       5.50             01/01/2013         3,693,130
   1,250,000  MASSACHUSETTS STATE HFA SERIES C (HOUSING REVENUE)                    3.80             12/01/2016         1,229,663
   3,000,000  MASSACHUSETTS STATE WATER POLLUTION ABATEMENT MWRA
              PROGRAM SUBSERIES A                                                   6.00             08/01/2017         3,555,870

                                                                                                                       15,601,906
                                                                                                                    -------------
MICHIGAN - 0.42%
     950,000  CRESCENT ACADEMY MICHIGAN COP (OTHER REVENUE)                         5.75             12/01/2036           941,906
     635,000  DOCTOR CHARLES DREW ACADEMY MICHIGAN COP (LEASE REVENUE)              5.70             11/01/2036           629,006

                                                                                                                        1,570,912
                                                                                                                    -------------
MINNESOTA - 0.87%
     600,000  ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT SERIES A
              (LEASE REVENUE)                                                       6.00             09/01/2036           605,196
   1,000,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
              PLANT REVENUE LOC)                                                    5.50             01/01/2012         1,035,990
   1,500,000  WOODBURY MN MATH SCIENCE ACADEMY PROJECT SERIES A                     7.50             12/01/2031         1,627,110

                                                                                                                        3,268,296
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------
   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                      INTEREST RATE     MATURITY DATE        VALUE
MISSOURI - 2.61%
$    600,000  COTTLEVILLE MO COP (LEASE REVENUE)                                     5.25%           08/01/2031     $     611,622
   1,175,000  DESLOGE MO US HIGHWAY 67 STATE STREET REDEVELOPMENT PROJECT            5.20            04/15/2020         1,186,268
   3,475,000  LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                     5.25            12/01/2014         3,526,430
     760,000  OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  5.00            09/01/2026           761,391
   3,700,000  ST. CHARLES COUNTY MO IDA HOUSING VANDERBILT APARTMENTSSS.+/-          5.00            02/01/2029         3,715,318

                                                                                                                        9,801,029
                                                                                                                    -------------
NEW JERSEY - 2.03%
   1,800,000  MIDDLESEX COUNTY NJ IMPROVEMENT AUTHORITY HELDRICH CENTER HOTEL
              SUBSERIES B                                                            6.25            01/01/2037         1,860,462
     500,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE TAX REVENUE)         5.63            06/15/2019           524,740
   1,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX REVENUE        5.75            06/15/2029         1,081,950
   2,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX REVENUE        5.75            06/15/2034         2,150,760
   1,000,000  NEW JERSEY TRANSPORTATION TRUST FUND AUTHORITY TRANSPORTATION
              SYSTEM SERIES B PREREFUNDED (TRANSPORTATION REVENUE LOC)SS.            6.00            12/15/2011         1,105,260
     375,000  TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY ASSET BACKED       5.50            06/01/2011           396,956
     410,000  TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY ASSET BACKED       7.00            06/01/2041           475,416

                                                                                                                        7,595,544
                                                                                                                    -------------
NEW YORK - 6.90%
   1,000,000  NASSAU COUNTY NY COMB SEWER DISTRICTS SERIES G (PROPERTY TAX
              REVENUE LOC)                                                           5.45            01/15/2015         1,113,350
     260,000  NASSAU COUNTY NY IDA                                                   6.88            07/01/2010           274,542
     750,000  NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN COLLEGE AERONAUTICS
              SERIES A (COLLEGE & UNIVERSITY REVENUE)                                5.00            12/01/2016           761,700
   1,000,000  NEW YORK CITY NY IDAG VAUGHN COLLEGE AERONAUTICS SERIES B (COLLEGE
              & UNIVERSITY REVENUE)                                                  5.25            12/01/2036         1,014,640
     600,000  NEW YORK CITY NY HOUSING DEVELOPMENT CORPORATION SEAVIEW TOWERS
              SERIES A (MFHR)%%                                                      4.75            07/15/2039           601,032
     425,000  NEW YORK CITY NY IDAG 2006 PROJECT SAMARITAN AIDS SERVICES (IDR,
              CITIBANK NA LOC)                                                       5.00            11/01/2024           440,479
   1,230,000  NEW YORK NY IDA SPECIAL NEEDS POOLED SERIES A1                         6.88            07/01/2010         1,281,070
   2,025,000  NEW YORK NY MUNICIPAL WATER FINANCE AUTHORITY PREREFUNDED SERIES
              BSS.                                                                   6.00            06/15/2010         2,198,320
   2,200,000  NEW YORK NY SERIES P (PROPERTY TAX REVENUE, MBIA INSURED)              5.00            08/01/2015         2,389,838
     350,000  NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAXSS.+/-            5.25            02/01/2029           369,614
   1,000,000  NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX SECURED
              SERIES C PREREFUNDEDSS.                                                5.88            11/01/2017         1,079,140
   1,000,000  NEW YORK STATE DORMITORY AUTHORITY CITY UNIVERSITY SYSTEM SERIES
              A (OTHER REVENUE LOC)                                                  5.63            07/01/2016         1,110,620
   1,000,000  NEW YORK STATE DORMITORY AUTHORITY STATE UNIVERSITY ACTIVITIES OF
              DAILY LIVING FACILITIES SERIES C (LEASE REVENUE LOC)                   5.75            05/15/2016         1,153,180
   2,500,000  NEW YORK STATE DORMITORY AUTHORITY STATE UNIVERSITY EDUCATIONAL
              FACILITIES SERIES A                                                    5.50            05/15/2019         2,827,800
   5,350,000  NEW YORK STATE LOCAL GOVERNMENT ASSISTANCE CORPORATION SERIES E
              (SALES TAX REVENUE LOC)                                                6.00            04/01/2014         6,006,927
   1,000,000  ROCKLAND COUNTY NY (PROPERTY TAX REVENUE)                              5.50            10/15/2014         1,074,270
   1,000,000  ROCKLAND COUNTY NY (PROPERTY TAX REVENUE, FGIC INSURED)                5.60            10/15/2015         1,078,610
   1,000,000  TOMPKINS COUNTY NY IDA CIVIC FACILITIES CORNELL UNIVERSITY LAKE
              PREREFUNDED (LEASE REVENUE LOC)SS.                                     5.63            07/01/2010         1,074,610

                                                                                                                       25,849,742
                                                                                                                    -------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                      INTEREST RATE     MATURITY DATE        VALUE
NORTH CAROLINA - 0.33%
$  1,200,000  NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY DUKE UNIVERSITY
              PROJECT SERIES B (COLLEGE & UNIVERSITY REVENUE)%%                      4.75%           07/01/2042     $   1,232,472
                                                                                                                    -------------
NORTH DAKOTA - 0.33%
   1,245,000  THREE AFFILIATED TRIBES OF THE FORT BERTHOLD RESERVATION ND
              (RECREATIONAL FACILITIES REVENUE)                                      6.30            11/15/2010         1,246,332
                                                                                                                    -------------
OHIO - 1.52%
   1,755,000  FRANKLIN COUNTY OH (PROPERTY TAX REVENUE)                              5.38            12/01/2020         1,842,048
   3,760,000  MONTGOMERY COUNTY OH CHEVY CHASE APARTMENTSSS.+/-                      4.95            11/01/2035         3,839,938

                                                                                                                        5,681,986
                                                                                                                    -------------
OKLAHOMA - 1.11%
  1,957,288   COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT #4 GERONIMO
              (EDUCATIONAL FACILITIES REVENUE)                                       6.25            08/15/2014         2,151,862
     375,000  MORRISON OK EDUCATIONAL FACILITIES AUTHORITY MORRISON PUBLIC
              SCHOOLS PROJECT (LEASE REVENUE)                                        4.75            09/01/2016           385,733
     595,000  OKLAHOMA HOUSING FINANCE AGENCY SINGLE FAMILY REVENUE BOND             6.80            09/01/2026           603,050
     500,000  WEATHERFORD HOSPITAL AUTHORITY OK (HOSPITAL REVENUE)                   6.00            05/01/2025           520,320
     500,000  WEATHERFORD HOSPITAL AUTHORITY OK (HOSPITAL REVENUE)                   6.00            05/01/2031           514,905

                                                                                                                        4,175,870
                                                                                                                    -------------
OREGON - 0.54%
   1,000,000  MULTNOMAH COUNTY OR HOSPITAL FACILITIES AUTHORITY TERWILLIGER
              PLAZA PROJECT SERIES A (HOSPITAL REVENUE)                              5.00            12/01/2016         1,026,650
   1,000,000  TRI COUNTY METROPOLITAN TRANSPORTATION DISTRICT OREGON PAYROLL TAX
              & GRANT RECEIPTS (TRANSPORTATION REVENUE, MBIA INSURED)                4.00            05/01/2014         1,004,020
      10,000  WESTERN GENERATION AGENCY OREGON WAUNA COGENERATION SERIES C
              (ELECTRIC REVENUE)                                                     5.00            01/01/2021            10,070

                                                                                                                        2,040,740
                                                                                                                    -------------
PENNSYLVANIA - 5.02%
   2,235,000  ALLEGHENY COUNTY PA IDA PROPEL SCHOOLS HOMESTEAD PROJECT SERIES A      7.50            12/15/2029         2,428,462
   1,000,000  CENTRAL DAUPHIN PA SCHOOL DISTRICT PREREFUNDED (PROPERTY TAX
              REVENUE, MBIA INSURED)SS.                                              7.50            02/01/2030         1,278,530
   1,520,000  CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                 5.63            10/01/2015         1,534,683
   3,500,000  DAUPHIN COUNTY PA HAPSCO WESTERN PA HOSPITAL PROJECT B
              (HOSPITAL REVENUE, MBIA INSURED)                                       6.25            07/01/2016         3,922,345
     925,000  DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY LOCAL GOVERNMENT
              SERIES C                                                               7.75            07/01/2027         1,323,240
   1,750,000  EASTON PA AREA SCHOOL DISTRICT SERIES 2006 (PROPERTY TAX REVENUE,
              FIRST SECURITY BANK LOC)                                               7.75            04/01/2025         2,270,678
   1,750,000  HARRISBURG PA AUTHORITY HARRISBURG UNIVERSITY OF SCIENCE SERIES A
              (COLLEGE & UNIVERSITY REVENUE)%%                                       5.40            09/01/2016         1,765,610
     500,000  LEHIGH COUNTY PA GENERAL PURPOSE AUTHORITY KIDSPEACE OBLIGATED
              GROUP                                                                  5.80            11/01/2012           496,785
   1,880,000  PENNSYLVANIA STATE HEFA ALLEGHENY DELAWARE VALLEY SERIES A
              (HCFR LOC)                                                             5.70            11/15/2011         2,028,388
     585,000  PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT FRANKLIN
              TOWNE CHARTER HIGH SERIES A (IDR)                                      5.00            01/01/2017           603,123
   2,000,000  PITTSBURGH PA REDEVELOPMENT AGENCY LOS MEDANOS COMMUNITY
              DEVELOPMENT PROJECT (PROPERTY TAX REVENUE LOC)^                        4.26            08/01/2019         1,176,440

                                                                                                                       18,828,284
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------
   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                      INTEREST RATE      MATURITY DATE        VALUE
PUERTO RICO - 1.66%

$  1,000,000  COMMONWEALTH OF PUERTO RICO (FUEL SALES TAX REVENUE LOC)               5.65%           07/01/2015     $   1,132,020
   1,015,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
              ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ
              UNIVERSITY                                                             5.00            02/01/2010         1,036,427
   1,000,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES A                5.50            10/01/2017         1,072,680
   3,000,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES BSS.+/-          4.56            10/01/2040         3,000,000

                                                                                                                        6,241,127
                                                                                                                    -------------
SOUTH CAROLINA - 7.17%
   3,500,000  CHARLESTON EDUCATIONAL EXCELLENCE FINANCING CORPORATION
              CHARLESTON COUNTY SCHOOL DISTRICT PROJECT (LEASE REVENUE)              5.00            12/01/2018         3,711,365
   5,000,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B^                                                              8.19            01/01/2027         1,003,450
     400,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B^                                                              8.19            01/01/2028            74,172
  10,350,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B^                                                              8.13            01/01/2032         1,412,672
   2,500,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B^                                                              8.17            01/01/2038           208,850
   1,650,000  GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT BUILDING EQUITY
              PREREFUNDEDSS.                                                         6.00            12/01/2012         1,863,395
   1,350,000  GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT BUILDING EQUITY
              PREREFUNDEDSS.                                                         6.00            12/01/2021         1,524,596
   1,495,000  KERSHAW COUNTY SC PUBLIC SCHOOLS DISTRICT PROJECT (LEASE REVENUE,
              CIFG INSURED)                                                          5.00            12/01/2020         1,599,964
   2,000,000  NEWBERRY INVESTING IN CHILDREN EDUCATION NEWBERRY COUNTY (LEASE
              REVENUE)                                                               5.00            12/01/2030         2,093,700
   1,000,000  SCAGO EDUCATIONAL FACILITIES CORPORATION FOR COLLETON SCHOOL
              DISTRICT SC (LEASE REVENUE, GUARANTEE AGREEMENT)                       4.38            12/01/2031           961,060
   2,000,000  SCAGO EDUCATIONAL FACILITIES CORPORATION FOR PICKENS SCHOOL
              DISTRICT SC PICKENS COUNTY PROJECT (LEASE REVENUE, FIRST SECURITY
              BANK LOC)                                                              5.00            12/01/2031         2,118,680
   3,540,000  SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
              NONPROFIT INSTITUTIONS FURMAN UNIVERSITY PROJECT (COLLEGE &
              UNIVERSITY REVENUE, AMBAC INSURED)                                     5.50            10/01/2030         3,776,720
   3,485,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PREREFUNDED
              PALMETTO HEALTH SERIES C (HOSPITAL REVENUE)SS.                         6.88            08/01/2027         4,109,861
   2,400,000  SOUTH CAROLINA STATE PORTS AUTHORITY                                   7.80            07/01/2009         2,414,568

                                                                                                                       26,873,053
                                                                                                                    -------------
SOUTH DAKOTA - 3.90%
   2,300,000  GRANT COUNTY SD OTTER TAIL POWER COMPANY PROJECTSS.+/-                 4.31            12/01/2012         2,300,000
   2,000,000  LOWER BRULE SIOUX TRIBE SD SERIES B REFUNDING BOND                     5.50            05/01/2019         1,989,220
     500,000  SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION             7.00            11/01/2013           531,245
   1,290,000  SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION             7.00            11/01/2023         1,373,321
     275,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED PROJECT
              SERIES A                                                               4.75            04/01/2010           277,871
     285,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED PROJECT
              SERIES A                                                               5.00            04/01/2011           291,330
     300,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED PROJECT
              SERIES A                                                               5.25            04/01/2012           311,259
     320,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED PROJECT
              SERIES A                                                               5.25            04/01/2013           333,555
     420,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MCELEEG PROJECT SERIES B         5.00            04/01/2014           426,350
     685,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MIDSTATES PRINT SERIES A         5.50            04/01/2018           707,393
   6,070,000  SOUTH DAKOTA HEFA SIOUX VALLEY HOSPITALS & HEALTHSS.+/-                4.21            11/01/2027         6,070,000

                                                                                                                       14,611,544
                                                                                                                    -------------
TENNESSEE - 0.30%
   1,075,000  MEMPHIS TN HEALTH EDUCATIONAL & HOUSING FACILITY BOARD PRESCOTT
              PLACE APARTMENTS PROJECTSS.+/-                                         5.13             05/01/2038        1,110,647
                                                                                                                    -------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
TEXAS - 7.67%

 $ 2,000,000  ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                5.00%           08/15/2034     $   2,102,080
     200,000  AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION CENTER
              FIRST TIER SERIES B (OTHER REVENUE)                                    6.00            01/01/2009           204,728
     475,000  AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION CENTER
              FIRST TIER SERIES B (OTHER REVENUE)                                    6.00            01/01/2010           491,046
   5,000,000  DALLAS FORT WORTH TX INTERNATIONAL AIRPORT SERIES A (AIRPORT
              REVENUE, XLCA INSURED)                                                 5.00            11/01/2013         5,138,350
   1,200,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                          5.25            10/01/2016         1,257,300
   1,140,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                          5.25            10/01/2017         1,193,557
   5,615,000  HARRIS COUNTY TX HOUSING FINANCE CORPORATION THE GARDENS AT
              TOMBALL (HOUSING REVENUE, FNMA)SS.+/-                                  4.90            11/01/2039         5,657,337
   1,000,000  HOUSTON TX COMMUNITY COLLEGE SYSTEM REFERENDUM JUNIOR LIEN
              STUDENT FEE (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)               4.50            04/15/2028           995,870
   3,000,000  LA JOYA TX INDEPENDENT SCHOOL DISTRICT PREREFUNDED (PROPERTY TAX
              REVENUE LOC)SS.                                                        5.50            02/15/2025         3,159,330
     830,000  MUELLER LOC GOVERNMENT CORPORATION TEXAS (OTHER REVENUE)               4.38            09/01/2023           818,837
     500,000  RED RIVER TX HOECHST CELANESE CORPORATION PROJECT                      5.20            05/01/2007           500,350
   1,500,000  SCHERTZ SEGUIN LOCAL GOVERNMENT CORPORATION (OTHER REVENUE, AMBAC
              INSURED)%%                                                             4.50            02/01/2036         1,480,755
     980,000  TEXAS STATE PUB FINANCIAL AUTHORITY CHARTER SCHOOL FINANCIAL
              CORPORATION KIPP INCORPORATED EDUCATION SERIES A (PRIVATE SCHOOL
              REVENUE, ACA INSURED)                                                  4.75            02/15/2021           992,368
   1,030,000  TEXAS STATE PUBLIC FINANCING AUTHORITY CHARTER SCHOOL KIPP
              INCORPORATED SERIES A (PRIVATE SCHOOL REVENUE, ACA INSURED)            4.70            02/15/2020         1,041,268
   2,360,000  VALLEY VIEW TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
              PERMANENT SCHOOL FUND GUARANTEED)                                      5.00            02/15/2036         2,492,632
   1,220,000  WILLACY COUNTY TX LOC (STATE & LOCAL GOVERNMENTS)                      6.00            03/01/2009         1,239,703

                                                                                                                       28,765,511
                                                                                                                    -------------
 UTAH - 0.34%
      280,000 SPANISH FORK CITY UT AMERICAN LEADERSHIP ACADEMY (EDUCATIONAL
              FACILITIES REVENUE)                                                    5.55            11/15/2021           281,884
                                                                                                                    -------------
   1,000,000  SPANISH FORK CITY UT AMERICAN LEADERSHIP ACADEMY (EDUCATIONAL
              FACILITIES REVENUE)                                                    5.70            11/15/2036         1,000,970
                                                                                                                        1,282,854
                                                                                                                    -------------
VIRGIN ISLANDS - 0.29%
   1,000,000  VIRGIN ISLANDS PUBLIC FINANCING AUTHORITY GROSS RECEIPTS TAXES
              LOAN NOTES (SALES TAX
              REVENUE, FGIC INSURED)                                                 5.00            10/01/2028         1,073,370
                                                                                                                    -------------
VIRGINIA - 0.78%
   2,425,000  VIRGINIA STATE HOUSING DEVELOPMENT AUTHORITY SERIES A SUBSERIES
              A1 (HOUSING REVENUE, GO OF AUTHORITY)                                  4.75            01/01/2024         2,443,673
     495,000  VIRGINIA STATE HOUSING DEVELOPMENT AUTHORITY SERIES C SUBSERIES
              C2 (HOUSING REVENUE, GO OF AUTHORITY)                                  4.30            04/01/2019           487,095
                                                                                                                        2,930,768
                                                                                                                    -------------
WASHINGTON - 3.39%
   5,440,000  CHELAN COUNTY WA PUBLIC UTILITY DISTRICT #001 CHELAN HYDRO SERIES
              A (ELECTRIC PLANT REVENUE, MBIA INSURED)                               6.05            07/01/2032         6,119,946
   1,500,000  NJB PROPERTIES KING COUNTY WA PROJECT SERIES A (LEASE REVENUE)         5.00            12/01/2019         1,620,660
   1,200,000  OKANOGAN COUNTY WA IRRIGATION DISTRICT                                 4.75            12/01/2013         1,221,972
   1,865,000  TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE ASSET
              BACKED                                                                 6.50            06/01/2026         2,054,148

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
WASHINGTON (CONTINUED)
$  1,000,000  WASHINGTON STATE HCFR KADLEC MEDICAL CENTER SERIES A (HOSPITAL
              REVENUE, GUARANTEE AGREEMENT)                                          5.00%           12/01/2030     $   1,051,890
     615,000  WASHINGTON STATE HOUSING FINANCE COMMISSION CRISTA MINISTRIES
              PROJECT A                                                              5.35            07/01/2014           622,232

                                                                                                                       12,690,848
                                                                                                                    -------------
WEST VIRGINIA - 0.19%
     500,000  BERKLEY COUNTY WV PUBLIC SEWER BERKLEY COUNTY REFERENDUM
              (SEWER REVENUE)                                                        5.00            10/01/2022           502,240
     215,000  OHIO COUNTY WV FORT HENRY CENTER FINANCING DISTRICT SERIES A           5.00            06/01/2015           222,398

                                                                                                                          724,638
                                                                                                                    -------------
WISCONSIN - 8.34%
     335,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI (EXCISE TAX
              REVENUE)                                                               5.75            06/01/2012           359,599
   8,150,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED        6.00            06/01/2017         8,762,473
   1,500,000  MILWAUKEE WI MILWAUKEE PUBLIC SCHOOLS (EDUCATIONAL FACILITIES
              REVENUE, AMBAC INSURED)                                                5.13            08/01/2021         1,590,780
   1,200,000  MILWAUKEE WI RDA REVENUE SCIENCE EDUCATION CONSORTIUM PROJECT
              SERIES A                                                               5.75            08/01/2035         1,216,200
     520,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                              5.35            12/01/2010           526,734
     390,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                              5.50            12/01/2011           395,593
   2,800,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
              (SALES TAX REVENUE LOC)                                                5.50            12/15/2016         3,169,544
     250,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
              (SALES TAX REVENUE, MBIA INSURED)                                      5.50            12/15/2017           284,943
   3,750,000  WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECTSS.+/-       5.00            12/01/2027         3,816,525
   1,125,000  WESTON WI CDA SERIES A                                                 4.50            10/01/2019         1,143,675
   1,600,000  WESTON WI CDA SERIES A                                                 5.25            10/01/2020         1,733,232
     645,000  WESTON WI CDA SERIES A                                                 4.70            10/01/2021           661,254
     205,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY AGNESIAN
              HEALTHCARE INCORPORATED                                                5.10            07/01/2008           208,157
   3,610,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E            4.90            11/01/2035         3,704,221
     360,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
              (HOUSING REVENUE, AMBAC INSURED)                                       4.70            11/01/2025           367,956
   3,250,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
              (HOUSING REVENUE, AMBAC INSURED)                                       4.90            11/01/2035         3,321,208

                                                                                                                       31,262,094
                                                                                                                    -------------
WYOMING - 0.95%
   3,500,000  EVANSVILLE WY POLYPIPE INCORPORATED PROJECT (IDR, JPMORGAN CHASE
              BANK LOC)                                                              4.65            12/01/2016         3,573,734
                                                                                                                    -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $358,589,048)                                                                     371,389,665
                                                                                                                    -------------
SHORT-TERM INVESTMENTS - 1.48%

COMMERCIAL PAPER - 1.47%
   3,500,000  GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                3.90            01/11/2007         3,500,000
   2,000,000  GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                4.05            03/07/2007         2,000,000

                                                                                                                        5,500,000
                                                                                                                    -------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
MUTUAL FUNDS - 0.01%
      47,477  WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~++                                       $      47,477
                                                                                                                    -------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,547,477)                                                                          5,547,477
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $364,136,525)*                        100.55%                                                                 $ 376,937,142
OTHER ASSETS AND LIABILITIES, NET            (0.55)                                                                    (2,075,509)
                                            ------                                                                  -------------
TOTAL NET ASSETS                            100.00%                                                                 $ 374,861,633
                                            ======                                                                  =============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@     STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $47,477.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 99.85%

ALABAMA - 0.55%
$     75,000  ALABAMA 21ST CENTURY AUTHORITY (EXCISE TAX REVENUE)                    5.00%           12/01/2007     $      75,521
   2,465,000  JEFFERSON COUNTY AL                                                    5.00            01/01/2008         2,499,264
   1,000,000  MOBILE AL                                                              6.20            02/15/2007         1,003,090

                                                                                                                        3,577,875
                                                                                                                    -------------
ALASKA - 0.95%
   4,000,000  ALASKA INDIVIDUAL DEVELOPMENT & EXPORT REVOLVING FUND SERIES A
              (AIRPORT REVENUE, MBIA INSURED)                                        5.88            04/04/2014         4,098,960
     460,000  ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY (UTILITIES
              REVENUE LOC)                                                           6.00            01/01/2015           483,267
     405,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
              SETTLEMENT REVENUE ASSET BACKED (EXCISE TAX REVENUE)                   4.50            06/01/2008           409,998
     840,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
              SETTLEMENT REVENUE ASSET BACKED PREREFUNDED (EXCISE TAX
              REVENUE)SS.                                                            6.20            06/01/2022           885,839
     305,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
              SETTLEMENT REVENUE ASSET BACKED PREREFUNDED (EXCISE TAX
              REVENUE)SS.                                                            6.50            06/01/2031           331,694

                                                                                                                        6,209,758
                                                                                                                    -------------
ARIZONA - 2.57%
   2,150,000  ARIZONA EDUCATIONAL LOAN MARKETING CORPORATION JUNIOR
              SUBORDINATE SERIES                                                     6.30            12/01/2008         2,161,632
   1,240,000  MARICOPA COUNTY AZ IDA CITIZENS UTILITY COMPANY PROJECTSS.+/-          4.75            08/01/2020         1,240,595
   2,595,000  MOHAVE COUNTY AZ IDA CORRECTIONAL FACILITIES MOHAVE PRISON
              PROJECT SERIES A (LEASE REVENUE, XLCA INSURED)                         5.00            04/01/2009         2,668,906
   1,265,000  SANTA CRUZ COUNTY AZ IDASS.+/-                                         4.75            08/01/2020         1,263,558
   1,755,000  TUCSON & PIMA COUNTY AZ IDA SFMR SERIES 1A (SFMR LOC)SS.+/-            5.50            01/01/2035         1,764,196
   1,500,000  VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)            4.85            07/15/2014         1,501,845
   1,060,000  WATSON ROAD AZ COMMUNITY FACILITIES DISTRICT                           4.50            07/01/2007         1,059,576
   2,849,459  WHITE MOUNTAIN AZ APACHE TRIBE FORT APACHE INDIAN RESERVATION
              FORT APACHE TIMBER EQUIPMENT LEASE                                     6.25            03/04/2012         2,944,432
   2,105,000  YAVAPAI COUNTY AZ IDA                                                  5.45            06/01/2033         2,112,704

                                                                                                                       16,717,444
                                                                                                                    -------------
ARKANSAS - 1.39%
     500,000  GARLAND COUNTY AR FACILITIES BOARD                                     4.20            10/01/2009           495,995
     495,000  GARLAND COUNTY AR FACILITIES BOARD                                     4.30            10/01/2010           491,248
     215,000  GARLAND COUNTY AR FACILITIES BOARD                                     4.40            10/01/2011           213,802
     505,000  GARLAND COUNTY AR FACILITIES BOARD                                     4.50            10/01/2012           503,955
     510,000  GARLAND COUNTY AR FACILITIES BOARD HOT SPRINGS VILLAGE                 3.75            10/01/2007           507,501
   6,500,000  NORTH LITTLE ROCK AR SERIES A (ELECTRIC REVENUE, MBIA INSURED)         6.50            07/01/2010         6,814,795

                                                                                                                        9,027,296
                                                                                                                    -------------
CALIFORNIA - 3.42%
     350,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA ARCHSTONE
              REDWOOD SERIES ASS.+/-                                                 5.30            10/01/2008           356,440
     280,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SAN DIEGO CA
              HOSPITAL ASSOCIATION SERIES C                                          4.00            03/01/2008           280,204
   1,165,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SERIES A
              (HOUSING REVENUE LOC)SS.+/-                                            6.63            06/01/2033         1,195,080
     250,000  CALIFORNIA STATE DWR SERIES A                                          5.50            05/01/2007           251,573

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$  2,125,000  CALIFORNIA STATE MUNICIPAL SECURITIES TRUST RECEIPTS SERIES
              JPMC3 (OTHER REVENUE LOC)SS.+/-                                        3.97%           06/01/2013     $   2,125,000
     700,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATEDSS.+/-         4.28            05/15/2029           700,000
     500,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED (HCFR
              LOC)SS.+/-                                                             4.20            05/15/2029           500,000
     675,000  CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA
              PROJECT (GO - STATES, TERRITORIES)                                     4.60            11/01/2013           675,749
     675,000  CALIFORNIA STATEWIDE CDA IRVINE APARTMENT COMMUNITIES SERIES
              A4SS.+/-                                                               5.25            05/15/2025           696,560
   4,500,000  CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATIONSS.+/-           4.20            12/01/2028         4,500,000
   6,000,000  CONTRA COSTA COUNTY CA PLEASANT HILL BART SERIES A (MFHR, GIC
              RABOBANK NEDERLAND LOC)SS.+/-                                          3.95            04/15/2046         6,003,000
     170,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO
              SETTLEMENT REVENUE ENHANCED ASSET BACKED SERIES A (EXCISE TAX
              REVENUE)                                                               5.00            06/01/2016           170,180
   1,520,000  OXNARD CA HARBOR DISTRICT (AIRPORT REVENUE, ACA INSURED)               5.65            08/01/2014         1,564,521
     100,000  PALM SPRINGS CA INTERNATIONAL AIRPORT (AIRPORT REVENUE)                4.60            07/01/2008            99,329
     140,000  PALM SPRINGS CA INTERNATIONAL AIRPORT (AIRPORT REVENUE)                4.80            07/01/2009           139,269
     355,000  PALM SPRINGS CA INTERNATIONAL AIRPORT (AIRPORT REVENUE)                4.90            07/01/2010           353,534
     370,000  PALM SPRINGS CA INTERNATIONAL AIRPORT (AIRPORT REVENUE)                5.00            07/01/2011           369,556
   1,650,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
              REVENUE)                                                               5.50            03/01/2008         1,662,705
     575,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
              REVENUE)                                                               4.50            03/01/2011           570,009

                                                                                                                       22,212,709
                                                                                                                    -------------
COLORADO - 3.65%
  12,750,000  AURORA CO WOODRIDGE APARTMENTS PROJECT MFHRSS.+/-                      4.25            12/20/2040        12,751,785
   1,240,000  CENTRAL CITY CO (PROPERTY TAX REVENUE)                                 4.25            12/01/2011         1,239,281
   1,005,000  COLORADO ECFA DENVER ACADEMY SERIES A                                  5.00            05/01/2008         1,003,905
      20,000  COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS HEALTH
              PROJECT                                                                4.90            09/15/2007            20,045
   2,500,000  COLORADO HFA WINRIDGE APARTMENTS (HOUSING REVENUE, FNMA
              INSURED)SS.+/-                                                         3.92            02/15/2028         2,500,000
   1,800,000  COLORADO HOUSING & FINANCE AUTHORITY BIRCHWOOD MANOR PROJECT
              SERIES B (HOUSING REVENUE)                                             4.00            08/01/2008         1,800,828
     750,000  EAGLE COUNTY CO AIRPORT TERMINAL PROJECT SERIES A (AIRPORT
              REVENUE)                                                               5.00            05/01/2011           762,578
   1,000,000  MUNICIPAL SUBDISTRICT OF NORTHERN COLORADO WATER CONSERVANCY
              SERIES G (WATER & WASTEWATER AUTHORITY REVENUE, AMBAC INSURED)         5.25            12/01/2015         1,024,640
   2,465,000  SAND CREEK METROPOLITAN DISTRICT COLORADO                              6.63            12/01/2017         2,609,153

                                                                                                                       23,712,215
                                                                                                                    -------------
CONNECTICUT - 0.14%
     920,000  CONNECTICUT STATE HEFA NEW OPPORTUNITIES FOR WATERBURY
              SERIES A (LEASE REVENUE LOC)                                           6.75            07/01/2013           920,129
                                                                                                                    -------------
DELAWARE - 0.46%
   2,860,000  DELAWARE STATE CHRISTIANA CARE HEALTH SERVICES (HCFR, AMBAC
              INSURED)                                                               5.25            10/01/2010         3,009,835
                                                                                                                    -------------
DISTRICT OF COLUMBIA - 4.14%
   8,000,000  DISTRICT OF COLOMBIA UNREFUNDED BALANCE SERIES B (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)                                      5.50            06/01/2012         8,391,520
   7,400,000  DISTRICT OF COLUMBIASS.+/-                                             3.65            06/01/2019         7,400,000
   3,750,000  DISTRICT OF COLUMBIA (PROPERTY TAX REVENUE, FIRST SECURITY
              BANK LOC)                                                              5.50            06/01/2014         3,932,100
     710,000  DISTRICT OF COLUMBIA HFA ARTHUR CAPPER SERIES II PROJECT               3.90            01/01/2009           703,788
   1,000,000  DISTRICT OF COLUMBIA HOUSING FINANCE AGENCY WESLEY HOUSE
              APARTMENTS PROJECT B (HOUSING REVENUE)                                 4.10            03/01/2009           998,620
     740,000  DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION          5.38            05/15/2010           766,374

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
DISTRICT OF COLUMBIA (CONTINUED)
 $ 1,500,000  METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY SERIES B
              (AIRPORT REVENUE, MBIA INSURED)                                        5.70%           10/01/2014     $   1,534,950
   3,105,000  WASHINGTON DC CONVENTION CENTER AUTHORITY SENIOR LIEN (EXCISE
              TAX REVENUE, AMBAC INSURED)                                            5.00            10/01/2021         3,196,039

                                                                                                                       26,923,391
                                                                                                                    -------------
FLORIDA -  5.48%
   1,000,000  AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL (OTHER
              REVENUE)                                                               4.80            11/01/2012           996,720
     158,000  BREVARD COUNTY FL HFA SERIES B (HOUSING REVENUE LOC)                   6.50            09/01/2022           163,840
   3,400,000  BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HCFR LOC)SS.+/-          4.20            12/01/2028         3,400,000
   3,375,000  BROWARD COUNTY FL WHEELABRATOR SERIES A                                4.50            12/01/2011         3,432,375
     965,000  ESCAMBIA COUNTY FL HFA MULTICOUNTY SERIES A2 (HOUSING REVENUE
              LOC)                                                                   6.95            04/01/2024           979,687
   4,040,000  FLORIDA HFA MFHR ANDOVER PROJECT PUTTABLESS.                           6.35            05/01/2026         4,122,820
   2,000,000  HIGHLAND COUNTY FL HEALTH FACILITIES AUTHORITYSS.+/-                   5.00            11/15/2029         2,057,660
     435,000  HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY ADVENTIST
              HEALTH SYSTEM SERIES G (HCFR LOC)                                      5.00            11/15/2009           447,889
     400,000  HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY ADVENTIST
              HEALTH SYSTEM SERIES G (HCFR LOC)                                      5.00            11/15/2010           414,656
     495,000  HILLSBOROUGH COUNTY FL IDA HEALTH FACILITIES PROJECT
              UNIVERSITY COMMUNITY HOSPITAL
              SERIES A (HCFR LOC)                                                    4.90            08/15/2007           498,005
   6,500,000  HILLSBOROUGH COUNTY FL IDA MFHR OAKS AT RIVERVIEW PROJECT
              SERIES B                                                               2.13            01/01/2007         6,499,025
     455,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGING
              SOLUTIONS PROJECT (IDR LOC)                                            3.63            10/01/2008           450,332
       5,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGING
              SOLUTIONS PROJECT (IDR LOC)                                            3.80            10/01/2009             4,961
     205,000  MANATEE COUNTY FL HFA SINGLE FAMILY SUBSERIES 2 (HOUSING
              REVENUE LOC)                                                           6.50            11/01/2023           206,497
   1,180,000  MIAMI DADE COUNTY FL SCHOOL BOARD COP SERIES B (OTHER
              REVENUE)SS.+/-                                                         5.00            05/01/2031         1,234,646
   2,500,000  MIAMI DADE COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE,
              MBIA INSURED)SS.+/-                                                    5.50            05/01/2030         2,665,300
   1,610,000  SOUTH BROWARD HOSPITAL DISTRICT FL SERIES A (HOSPITAL REVENUE,
              MBIA INSURED)                                                          5.00            05/01/2011         1,688,310
     650,000  ST. JOHNS COUNTY FL IDA HEALTH CARE GLENMOOR AT ST. JOHNS
              PROJECT SERIES A
              PREREFUNDED (NURSING HOME REVENUE)SS.                                  8.00            01/01/2017           727,786
   1,466,000  TAX EXEMPT MUNICIPAL INFRASTRUCTURE TRUST CERTIFICATES FL
              SERIES 2004 C CLASS A                                                  4.05            11/01/2008         1,437,120
   4,200,000  VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)SS.+/-                    4.20            12/01/2028         4,200,000

                                                                                                                       35,627,629
                                                                                                                    -------------
GEORGIA - 2.10%
   1,000,000  ATLANTA GA SERIES A (WATER REVENUE LOC)                                5.50            11/01/2011         1,071,700
   1,100,000  ATLANTA GEORGIA AIRPORT PASSENGER FACILITY SERIES K4 (AIRPORT
              REVENUE, XLCA)SS.+/-                                                   3.66            01/01/2026         1,100,000
   2,900,000  BURKE COUNTY GA DEVELOPMENT AUTHORITY (PCR)SS.+/-                      3.80            10/01/2032         2,900,000
   4,000,000  BURKE COUNTY GA DEVELOPMENT AUTHORITY VOGTLE POWER PLANT 1994
              (PCR)SS.+/-                                                            3.75            10/01/2032         4,000,000
   2,450,599  DALTON GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE                     4.20            08/01/2013         2,451,457
     907,805  DALTON GA SCHOOL DISTRICT LEASE #996-021203 SERIES B                   4.20            08/01/2013           908,123
     770,303  GAINESVILLE GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE                4.20            03/01/2013           770,588
     454,192  PUTNAM COUNTY GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE              4.20            03/01/2013           454,270

                                                                                                                       13,656,138
                                                                                                                    -------------
ILLINOIS - 4.89%
   3,890,000  AURORA IL SERIES B                                                     4.90            12/30/2011         3,923,454
     940,000  AURORA IL TAX INCREMENTAL REVENUE                                      5.00            12/30/2008           947,652
     990,000  AURORA IL TAX INCREMENTAL REVENUE                                      5.00            12/30/2009         1,000,712

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE

ILLINOIS (CONTINUED)
$  3,000,000  COOK COUNTY IL TOWNSHIP HIGH SCHOOL DISTRICT #227 RICH TOWNSHIP DEBT
              CERTIFICATES (PROPERTY TAX REVENUE)SS.+/-                              4.25%           01/01/2026     $   2,965,290
   3,000,000  ILLINOIS FINANCE AUTHORITY BELOIT MEMORIAL HOSPITAL
              INCORPORATED SERIES A (HOSPITAL
              REVENUE, RADIAN INSURED)SS.+/-                                         3.95            04/01/2036         3,000,000
   1,000,000  ILLINOIS FINANCE AUTHORITY CITIZENS UTILITY COMPANY
              PROJECTSS.+/-                                                          4.80            08/01/2025         1,000,480
      90,000  ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS
              SERIES A                                                               4.90            07/01/2007            90,316
     390,000  ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS
              SERIES A                                                               5.38            07/01/2009           400,323
     215,000  ILLINOIS FINANCE AUTHORITY PRIMARY HEALTH CARE CENTERS                 4.63            07/01/2008           215,015
   4,700,000  ILLINOIS FINANCE AUTHORITY SERIES A (OTHER REVENUE)                    4.50            01/01/2007         4,700,047
   1,050,000  ILLINOIS HEALTH FACILITIES AUTHORITY DECATUR MEMORIAL HOSPITAL
              (HOSPITAL REVENUE)                                                     5.50            10/01/2010         1,100,988
     560,000  ILLINOIS HEALTH FACILITIES AUTHORITY MEMORIAL MEDICAL CENTER
              SYSTEMS PROJECT
              (HCFR LOC)                                                             5.25            10/01/2009           574,958
     500,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY (HOUSING REVENUE, FIRST
              SECURITY BANK LOC)                                                     4.38            07/01/2015           502,470
   1,500,000  ILLINOIS STATE (OTHER REVENUE, FGIC INSURED)                           5.35            02/01/2015         1,517,025
   1,490,000  SALEM IL AMERICANA BUILDING PRODUCTSSS.+/-                             4.30            04/01/2017         1,490,000
     340,000  UPPER ILLINOIS RIVER VALLEY DEVELOPMENT AUTHORITY MORRIS
              HOSPITAL                                                               6.05            12/01/2011           366,911
   1,415,000  WILLIAMSON JACKSON COUNTIES IL COMMUNITY COLLEGE DISTRICT #530
              (COLLEGE & UNIVERSITY REVENUE)                                         4.50            11/01/2015         1,414,958
   2,080,000  WILLIAMSON JACKSON COUNTIES IL COMMUNITY COLLEGE DISTRICT #530
              (HEFAR)                                                                4.50            11/01/2012         2,079,938
   2,185,000  WILLIAMSON JACKSON COUNTIES IL COMMUNITY COLLEGE DISTRICT #530
              (HEFAR)                                                                4.50            11/01/2013         2,184,934
   2,300,000  WILLIAMSON JACKSON COUNTIES IL COMMUNITY COLLEGE DISTRICT #530
              (HEFAR)                                                                4.50            11/01/2014         2,299,931

                                                                                                                       31,775,402
                                                                                                                    -------------
INDIANA - 0.58%
     765,000  BEECH GROVE INDIANA SCHOOL BUILDING CORPORATION (LEASE
              REVENUE, MBIA INSURED)                                                 6.25            07/05/2016           870,509
     695,000  JEFFERSONVILLE IN BUILDING CORPORATION SERIES A (OTHER REVENUE)        4.00            08/15/2012           694,798
     380,000  JEFFERSONVILLE IN BUILDING CORPORATION SERIES B (OTHER REVENUE)        4.00            08/15/2012           380,270
     795,000  JEFFERSONVILLE IN BUILDING CORPORATION SERIES C (OTHER REVENUE)        4.00            08/15/2012           792,790
   1,045,000  SHELBY COUNTY IN JAIL BUILDING CORPORATION                             5.40            07/15/2008         1,056,861

                                                                                                                        3,795,228
                                                                                                                    -------------
IOWA - 5.73%
   1,250,000  CORALVILLE IA SERIES K                                                 5.00            06/01/2007         1,254,588
   2,000,000  IOWA FINANCIAL AUTHORITY IPSCO PROJECT (IDR)SS.+/-                     6.00            06/01/2027         2,010,920
     505,000  MUSCATINE IA (ELECTRIC REVENUE)                                        9.70            01/01/2013           592,431
     715,000  SHELDON IA SIOUX VALLEY HOSPITALS & HEALTH
              SYSTEMS REVENUESS.+/-                                                  4.21            11/01/2015           715,000
   2,120,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
              ASSET BACKED SERIES B (EXCISE TAX REVENUE LOC)                         5.50            06/01/2011         2,272,492
     180,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
              ASSET BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)SS.          5.50            06/01/2012           194,324
   1,895,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
              ASSET BACKED SERIES B PREREFUNDED (EXCISE TAX
              REVENUE LOC)SS.                                                        5.50            06/01/2013         2,045,804
     385,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
              ASSET BACKED SERIES B PREREFUNDED (EXCISE
              TAX REVENUE LOC)SS.                                                    5.50            06/01/2014           415,638
  15,830,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
              ASSET BACKED SERIES B PREREFUNDED (EXCISE TAX
              REVENUE LOC)SS.                                                        5.30            06/01/2025        16,848,502
  10,070,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
              ASSET BACKED SERIES B PREREFUNDED (EXCISE TAX
              REVENUE LOC)SS.                                                        5.60            06/01/2035        10,912,053

                                                                                                                       37,261,752
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE       VALUE
KANSAS - 1.56%
$    795,000  MANHATTAN KS TRANSPORTATION DEVELOPMENT DISTRICT                       4.15%           08/01/2015     $     812,458
   7,250,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION SALES TAX
              SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)                    3.75            12/01/2012         7,243,113
   2,100,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION SALES TAX
              SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)                    3.85            12/01/2013         2,093,217

                                                                                                                       10,148,788
                                                                                                                    -------------
KENTUCKY - 1.54%
   6,340,000  ASHLAND KY PCR                                                         5.70            11/01/2009         6,690,665
   2,750,000  KENTUCKY EDFA CATHOLIC HEALTH INITIATIVES SERIES A PREREFUNDEDSS.      5.75            12/01/2015         2,952,895
     400,000  KENTUCKY EDFA RETIREMENT HOUSING FOUNDATION (HCFR LOC)SS.+/-           4.20            12/01/2028           400,000

                                                                                                                       10,043,560
                                                                                                                    -------------
LOUISIANA - 2.31%
     915,000  JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY (HOUSING REVENUE LOC)      7.55            12/01/2026           927,636
   2,000,000  LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION SERIES B
              (OTHER REVENUE, AMBAC INSURED)                                         5.00            06/01/2011         2,101,120
   1,200,000  LOUISIANA STATE OFFSHORE TERM AUTHORITY LOOP LLC PROJECT (IDR)SS.+/-   4.38            10/01/2020         1,202,256
   5,000,000  NEW ORLEANS LA (PROPERTY TAX REVENUE, AMBAC INSURED)^                  3.95            09/01/2007         4,871,200
   1,924,000  NEW ORLEANS LA HOME MORTGAGE AUTHORITY SPECIAL OBLIGATIONS             6.25            01/15/2011         2,083,827
     660,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT                         5.00            09/01/2007           660,165
     270,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES A                5.00            09/01/2007           270,068
   1,000,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES D                5.00            09/01/2007         1,000,250
   1,875,000  VILLAGE OF EPPS LA                                                     7.25            06/01/2009         1,902,825

                                                                                                                       15,019,347
                                                                                                                    -------------
MARYLAND - 0.48%
   3,000,000  MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES ASTON WOODS APARTMENT
              PROJECT SERIES A PUTTABLE (MFHR, FNMA INSURED)SS.                      4.90            05/15/2031         3,093,570
                                                                                                                    -------------
MASSACHUSETTS - 1.81%
     215,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVELOPMENTAL DISABILITIES
              INCORPORATED                                                           6.25            06/01/2008           217,137
     775,000  MASSACHUSETTS HEFA EYE & EAR INFIRMARY SERIES B (HCFR LOC)             5.25            07/01/2009           795,863
   1,100,000  MASSACHUSETTS HOUSING FINANCE AGENCY INSURED CONSTRUCTION LOAN
              NOTES SERIES A (HOUSING REVENUE, FIRST SECURITY BANK LOC)              4.13            06/01/2009         1,102,442
   7,000,000  MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY POWER SUPPLY
              (ELECTRIC REVENUE, AMBAC INSURED)                                      5.45            07/01/2018         7,044,380
   2,500,000  MASSACHUSETTS PORT AUTHORITY DELTA AIRLINES INCORPORATED PROJECT
              SERIES A (LEASE REVENUE, AMBAC INSURED)                                5.50            01/01/2013         2,637,950

                                                                                                                       11,797,772
                                                                                                                    -------------
MICHIGAN - 0.49%
   3,080,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY OAKWOOD OBLIGATED GROUP
              (HOSPITAL REVENUE)                                                     5.00            11/01/2009         3,163,376
                                                                                                                    -------------
MINNESOTA - 1.46%
     370,000  ALEXANDRIA MN (IDR, US BANK NA LOC)SS.+/-                              4.50            06/01/2010           370,000
   2,695,000  CANBY MN COMMUNITY HOSPITAL DISTRICT #1 SIOUX VALLEY HOSPITALS &
              HEALTHSS.+/-                                                           4.21            11/01/2026         2,695,000
   1,385,000  DELANO MN (IDR, MARQUETTE BANK)SS.+/-                                  4.45            04/01/2017         1,385,000
     470,000  MINNESOTA DULUTH APARTMENT LEASE REVENUE SERIES 95C (AIRPORT
              REVENUE LOC)                                                           6.25            08/01/2014           470,066
     795,000  MINNESOTA STATE HOUSING FINANCE AGENCY SERIES A                        5.35            02/01/2008           800,899

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE       VALUE
MINNESOTA (CONTINUED)
$  1,430,000  OWATONNA MN HOUSING SECOND CENTURY PROJECT SERIES A (HOUSING
              REVENUE)SS.+/-                                                         4.11%           01/01/2030     $   1,430,000
   2,325,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (POWER REVENUE,
              AMBAC INSURED)                                                         5.40            01/01/2009         2,355,783

                                                                                                                        9,506,748
                                                                                                                    -------------
MISSOURI - 2.07%
   3,000,000  CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO (SALES
              TAX REVENUE, CIFG INSURED)                                             4.00            04/15/2026         2,990,520
     775,000  FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX INCREMENTAL
              REVENUE)                                                               4.50            04/01/2021           782,773
   6,130,000  HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT                       3.88            08/01/2018         6,113,939
   2,000,000  LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                     5.25            12/01/2014         2,029,600
     800,000  MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY RESOURCES
              AUTHORITY AMERICAN CYANAMID COMPANY                                    5.80            09/01/2009           831,776
     135,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY SERIES
              B2                                                                     6.40            03/01/2029           138,213
     210,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY SERIES
              D2                                                                     6.30            03/01/2029           215,941
     325,000  NEVADA MO NEVADA REGIONAL MEDICAL CENTER                               6.00            10/01/2007           327,421

                                                                                                                       13,430,183
                                                                                                                    -------------
MONTANA - 0.78%
   1,000,000  BILLINGS MT                                                            3.38            03/01/2007           998,050
     855,000  MONTANA STATE BOARD INVESTMENT REFUNDED 1996 PAYROLL TAX (OTHER
              REVENUE, MBIA INSURED)                                                 6.88            06/01/2020           908,703
   1,960,000  MONTANA STATE BOARD INVESTMENT REFUNDED BALANCED 1996 PAYROLL TAX
              (OTHER REVENUE, MBIA INSURED)                                          6.88            06/01/2020         2,083,108
   1,000,000  MONTANA STATE BOARD INVESTMENT REFUNDED PAYROLL TAX (OTHER             6.88            06/01/2020         1,062,810
              REVENUE, MBIA INSURED)
                                                                                                                        5,052,671
                                                                                                                    -------------
NEBRASKA - 0.14%
     880,000  O'NEILL NE ST. ANTHONY'S PROJECT                                       6.25            09/01/2012           923,798
                                                                                                                    -------------
NEVADA - 0.49%
   1,495,000  CLARK COUNTY NEVADA PASSENGER FACILITIES LAS VEGAS MCCARRAN
              INTERNATIONAL AIRPORT (AIRPORT REVENUE, MBIA INSURED)                  5.38            07/01/2013         1,544,380
   1,145,000  NEVADA HOUSING DIVISION MULTIPLE UNIT RIVERWOOD I & II-A (HOUSING
              REVENUE, US BANK NA LOC)                                               3.90            04/01/2009         1,144,576
     500,000  WASHOE COUNTY NV                                                       5.00            06/01/2009           515,615

                                                                                                                        3,204,571
                                                                                                                    -------------
NEW HAMPSHIRE - 0.39%
   1,420,000  NEW HAMPSHIRE HEFA NEW HAMPSHIRE MEDICAL CENTER SERIES A               4.00            10/01/2007         1,422,244
   1,135,000  NEW HAMPSHIRE STATE HFA+/-                                             6.30            07/01/2031         1,141,163

                                                                                                                        2,563,407
                                                                                                                    -------------
NEW JERSEY - 2.52%
   1,500,000  BAYONNE NJ PARKING AUTHORITY PARKING PROJECT (PARKING FACILITIES
              REVENUE LOC)                                                           5.00            03/15/2007         1,500,255
   3,000,000  BAYONNE NJ TRAN (PROPERTY TAX REVENUE)                                 5.00            09/19/2007         3,020,310
   1,490,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX REVENUE        5.63            06/15/2017         1,501,369
     835,000  NEW JERSEY HFFA JERSEY CITY MEDICAL CENTER (HCFR LOC)                  4.80            08/01/2021           836,378
   4,885,000  NEW JERSEY HFFA ST. JOSEPH'S HOSPITAL & MEDICAL CENTER SERIES A
              (HCFR LOC)                                                             5.60            07/01/2007         4,922,517
     670,000  NEW JERSEY STATE HOUSING & MORTGAGE FINANCE MEADOW BROOK
              APARTMENTS PROJECT SERIES A (MFHR, JPMORGAN CHASE BANK LOC)SS.+/-      4.10            03/15/2040           670,188

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
NEW JERSEY (CONTINUED)
$  2,500,000  PASSAIC VALLEY NJ WATER COMMUNITY PROJECT NOTES (WATER REVENUE)        4.25%           12/19/2007     $   2,513,600
   1,365,000  TOBACCO SETTLEMENT FINANCING CORPORATION NJ ASSET BACKED               5.00            06/01/2009         1,395,535

                                                                                                                       16,360,152
                                                                                                                    -------------
NEW MEXICO - 1.31%
     615,000  ALBUQUERQUE NM MCT INDUSTRIES INCORPORATED PROJECT                     3.70            04/01/2010           615,080
     935,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY                                  4.05            07/01/2026           929,446
     530,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 (HOUSING
              REVENUE LOC)                                                           7.10            09/01/2030           545,471
   1,000,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 CLASS I
              (HOUSING REVENUE, GNMA INSURED)                                        4.40            01/01/2027         1,000,730
   1,850,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES C2 CLASS I
              (HOUSING REVENUE, GNMA INSURED)                                        4.70            07/01/2027         1,879,452
   1,130,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES D2 (HOUSING
              REVENUE LOC)                                                           6.75            09/01/2029         1,150,351
     420,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES F2 (HOUSING
              REVENUE LOC)                                                           6.80            03/01/2031           426,199
   1,805,000  NEW MEXICO STATE HOSPITAL EQUIPMENT LOAN COUNCIL PRESBYTERIAN
              HEALTHCARE SERIES A PREREFUNDED (HOSPITAL REVENUE)SS.                  5.50            08/01/2030         1,952,974

                                                                                                                        8,499,703
                                                                                                                    -------------
NEW YORK - 6.20%
   2,460,000  AMHERST NY IDAG CIVIC FACILITIES SERIES A (IDR, RADIAN
              INSURED)SS.+/-                                                         4.20            10/01/2031         2,462,780
   1,900,000  BREWSTER NY BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)             4.50            03/16/2007         1,901,653
   2,275,000  MIDDLETOWN NY HOUSING AUTHORITY SUMMITFIELD & MOORE HEIGHTS
              (MHFR, FNMA)                                                           3.90            07/01/2009         2,278,777
   8,500,000  MONROE COUNTY NY IDAG WOODLAND VILLAGE PROJECT PREREFUNDED
              (LEASE REVENUE)SS.                                                     8.55            11/15/2010        10,071,395
     505,000  NASSAU COUNTY NY IDA NORTH SHORE HEALTH SYSTEMS PROJECTS C             5.63            11/01/2010           523,645
     205,000  NASSAU COUNTY NY IDAG SPECIAL NEEDS FACILITIES POOLED PROGRAM
              F1 (IDR, ACA INSURED)                                                  4.30            07/01/2010           207,663
   1,325,000  NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN COLLEGE
              AERONAUTICS SERIES A (COLLEGE & UNIVERSITY REVENUE)                    5.00            12/01/2016         1,345,670
   2,690,000  NEW YORK CITY NY HOUSING DEVELOPMENT CORPORATION SEAVIEW TOWERS
              SERIES A (MFHR)%%                                                      3.95            01/15/2009         2,697,774
   4,500,000  NEW YORK CITY NY HOUSING DEVELOPMENT CORPORATION SERIES H2
              (MFHR)                                                                 3.95            11/01/2010         4,500,270
   1,000,000  NEW YORK STATE DORMITORY AUTHORITY AIDS LONG TERM HEALTH CARE
              FACILITIES                                                             5.00            11/01/2011         1,040,630
   8,065,000  NEW YORK STATE DORMITORY AUTHORITY SERIES B (COLLEGE &
              UNIVERSITY REVENUE, CIFG INSURED)SS.+/-                                6.00            11/15/2023         8,911,986
     325,000  ORANGE COUNTY NY IDAG SPECIAL NEEDS FACILITIES POOLED PROGRAM
              G1 (IDR, ACA INSURED)                                                  4.35            07/01/2011           330,317
   2,870,000  ROOSEVELT NY UNION FREE SCHOOL DISTRICT TRAN (PROPERTY TAX
              REVENUE, STATE AID WITHHOLDING)                                        4.50            06/29/2007         2,877,433
     165,000  SUFFOLK COUNTY NY IDA SPECIAL NEEDS POOLED SERIES C1                   6.88            07/01/2010           173,295
   1,000,000  UTICA NY IDAG (COLLEGE & UNIVERSITY REVENUE, CITIZENS BANK
              LOC)SS.+/-                                                             4.50            10/01/2034         1,014,170

                                                                                                                       40,337,458
                                                                                                                    -------------
NORTH CAROLINA - 2.12%
   6,250,000  FAYETTEVILLE NC (OTHER REVENUE, FIRST SECURITY BANK LOC)               3.55            01/15/2008         6,240,250
   3,500,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY POWER SYSTEM
              SERIES B (ELECTRIC REVENUE)                                            7.25            01/01/2007         3,500,630
   1,200,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES D                 6.00            01/01/2009         1,217,928
   2,705,000  NORTH CAROLINA HOUSING FINANCE AGENCY AMT HOME OWNERSHIP SERIES
              14A (HOUSING REVENUE, AMBAC INSURED)                                   4.35            01/01/2028         2,708,435
     115,000  NORTH CAROLINA MUNICIPAL POWER AGENCY #1 CATAWBA ELECTRIC
              REVENUE                                                                7.25            01/01/2007           115,022

                                                                                                                       13,782,265
                                                                                                                    -------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
OHIO - 2.48%
$  2,450,000  ALLIANCE OH HOSPITAL ALLIANCE OBLIGATED GROUP (HCFR, RADIAN
              INSURED)SS.+/-                                                         3.75%           12/01/2032     $   2,450,000
   5,240,000  CUYAHOGA OH METROPOLITAN HOUSING AUTHORITY BOND ANTICIPATION
              NOTES (OTHER REVENUE)                                                  4.00            03/01/2008         5,236,804
   4,000,000  FRANKLIN COUNTY OH (PROPERTY TAX REVENUE)                              5.38            12/01/2020         4,198,400
     700,000  LAKEWOOD OH LAKEWOOD HOSPITAL ASSOCIATION                              5.50            02/15/2008           711,732
   3,000,000  LEIPSIC OH (WATER & SEWER REVENUE)                                     4.75            12/11/2007         2,996,970
     500,000  MONTGOMERY COUNTY OH KETTERING MEDICAL CENTER                          6.00            04/01/2008           512,385

                                                                                                                       16,106,291
                                                                                                                    -------------
OKLAHOMA - 1.49%
   1,750,000  CACHE OK EDUCATIONAL GACS AUTHORITY EDUCATIONAL FACILITIES             3.90            09/01/2010         1,735,160
   1,200,000  CHEROKEE NATION OF OK HEALTHCARE SYSTEM SERIES 2006 (HCFR, ACA
              INSURED)++                                                             4.10            12/01/2011         1,195,836
     665,000  COMANCHE COUNTY OK EDFA HOSPITAL PROJECT SERIES B                      5.35            07/01/2008           675,121
     230,000  GRADY COUNTY OK EDUCATION FACILITIES AUTHORITY (LEASE REVENUE)         4.75            09/01/2011           234,745
   1,755,000  OKARCHE OK EDFA CHICKASHA PUBLIC SCHOOLS PROJECT                       4.50            09/01/2008         1,777,201
   1,325,000  OKLAHOMA STATE                                                         6.25            08/15/2015         1,409,853
     585,000  TULSA COUNTY OK HFASS.+/-                                              7.10            08/01/2030           586,293
   1,000,000  TULSA COUNTY OK INDUSTRIAL AUTHORITIES EDUCATIONAL FACILITIES
              OWASSO PUBLIC SCHOOLS PROJECT (LEASE REVENUE, GUARANTEE
              AGREEMENT)                                                             5.00            09/01/2009         1,032,560
   1,000,000  TULSA COUNTY OK INDUSTRIAL AUTHORITIES EDUCATIONAL FACILITIES
              OWASSO PUBLIC SCHOOLS PROJECT (LEASE REVENUE, GUARANTEE
              AGREEMENT)                                                             5.00            09/01/2010         1,042,700

                                                                                                                        9,689,469
                                                                                                                    -------------
OREGON - 0.80%
   2,500,000  PORT PORTLAND OR INTERNATIONAL AIRPORT SERIES B (AIRPORT
              REVENUE, AMBAC INSURED)                                                5.75            07/01/2012         2,626,250
   2,500,000  WESTERN GENERATION AGENCY OREGON WAUNA COGENERATION PROJECT
              SERIES B (ELECTRIC REVENUE)                                            5.00            01/01/2012         2,554,350

                                                                                                                        5,180,600
                                                                                                                    -------------
OTHER - 0.60%
   3,949,489  MMA FINANCIAL CDD SENIOR SECURITIZATION TRUST BEACON LAKES
              PASSTHRU CERTIFICATES C+/-                                             3.38            11/01/2008         3,899,133
                                                                                                                    -------------
PENNSYLVANIA - 5.58%
     930,000  ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITIES PITTSBURGH
              MERCY HEALTH SYSTEM (HOSPITAL REVENUE, AMBAC INSURED)                  5.40            08/15/2009           963,368
   1,740,000  ALLENTOWN PA SACRED HEART HOSPITAL                                     4.75            07/01/2008         1,732,013
   1,580,000  CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                 5.25            10/01/2010         1,592,703
   6,500,000  CONNEAUT PA SCHOOL DISTRICT NOTES (PROPERTY TAX REVENUE, STATE
              AID WITHHOLDING)%%                                                     3.80            11/01/2009         6,489,340
   1,005,000  DELAWARE COUNTY PA HOSPITAL AUTHORITY CROZNER KEYSTONE
              OBLIGATION GROUP SERIES B (HOSPITAL REVENUE)                           5.00            12/15/2008         1,022,045
   3,750,000  DELAWARE RIVER PORT AUTHORITY PA & NJ (TOLL ROAD REVENUE LOC)          5.45            01/01/2012         3,792,563
   7,000,000  DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A (OTHER
              REVENUE LOC)SS.+/-                                                     6.84            07/01/2027         6,978,440
     500,000  LEHIGH COUNTY PA GENERAL PURPOSE AUTHORITY KIDSPEACE OBLIGATED
              GROUP                                                                  5.80            11/01/2012           496,785
     675,000  MONTGOMERY COUNTY PA IDA RETIREMENT COMMUNITY SERIES B (IDR)           5.00            11/15/2009           694,811
   1,723,077  PENNSYLVANIA HFA SFMRSS.+/-                                            5.39            06/01/2008         1,723,077
   1,215,000  PHILADELPHIA PA HOSPITALS & HEFAR JEANES HEALTH SYSTEMS PROJECT        6.60            07/01/2010         1,282,809
   5,630,000  PHILADELPHIA PA HOSPITALS & HEFAR JEFFERSON HEALTH SYSTEMS
              SERIES A (HCFR LOC)                                                    5.25            05/15/2010         5,769,624
     655,000  SUSQUEHANNA PA AREA REGIONAL AIRPORT AUTHORITY AERO HARRISBURG
              LLC PROJECT                                                            5.25            01/01/2009           654,456
   3,175,000  WASHINGTON COUNTY PA IDA CHILDREN'S HOME PITTSBURGH PROJECT            4.00            06/15/2008         3,122,422

                                                                                                                       36,314,456
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
PUERTO RICO - 1.17%
$    310,000  CHILDREN'S TRUST FUND PUERTO RICO                                      4.00%           05/15/2010     $     308,249
   2,925,000  CHILDREN'S TRUST FUND PUERTO RICO PREREFUNDEDSS.                       5.75            07/01/2010         3,042,117
     300,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
              ENVIRONMENTAL CENTRAL FACILITIES
              FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY                           5.00            02/01/2007           300,297
     925,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
              ENVIRONMENTAL CENTRAL FACILITIES
              FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY                           5.00            02/01/2008           936,701
     390,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
              ENVIRONMENTAL CENTRAL FACILITIES FINANCING AUTHORITY ANA G.
              MENDEZ UNIVERSITY                                                      5.00            12/01/2008           396,267
   2,595,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES BSS.+/-          4.56            10/01/2040         2,595,000

                                                                                                                        7,578,631
                                                                                                                    -------------
RHODE ISLAND - 1.10%
   7,000,000  RHODE ISLAND STATE COP HOWARD CENTER IMPROVEMENTS (LEASE
              REVENUE, MBIA INSURED)                                                 5.38            10/01/2016         7,149,450
                                                                                                                    -------------
SOUTH CAROLINA - 3.14%
   1,350,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B^                                                              8.19            01/01/2027           270,932
   2,835,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B^                                                              8.19            01/01/2028           525,694
  18,250,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B^                                                              8.05            01/01/2037         1,711,668
  14,500,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B^                                                              8.17            01/01/2038         1,211,330
     300,000  GREENVILLE COUNTY SC DONALDSON INDUSTRIAL AIR PARK PROJECT A           5.50            04/01/2011           303,837
   1,500,000  JASPER COUNTY SC (OTHER REVENUE)                                       4.25            02/15/2007         1,499,580
   2,000,000  JASPER COUNTY SC SERIES A (OTHER REVENUE)                              3.85            07/15/2007         2,000,460
   3,250,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
              HEALTH ALLIANCE SERIES A (NURSING HOME REVENUE)SS.                     7.13            12/15/2015         3,702,433
   1,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PREREFUNDED
              PALMETTO HEALTH SERIES C (HOSPITAL REVENUE)SS.                         6.88            08/01/2027         1,179,300
   1,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY REFUNDED &
              IMPROVEMENT PALMETTO HEALTH SERIES C                                   4.75            08/01/2007         1,004,100
     760,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY REFUNDED
              PALMETTO HEALTH ALLIANCE SERIES A                                      5.00            08/01/2008           770,556
   2,255,000  SOUTH CAROLINA STATE PORTS AUTHORITY                                   7.80            07/01/2009         2,268,688
   4,000,000  SOUTH CAROLINA TRANSPORTATION INFRASTRUCTURE SERIES B1
              (TRANSPORTATION REVENUE, XLCA)SS.+/-                                   3.80            10/01/2031         4,000,000

                                                                                                                       20,448,578
                                                                                                                    -------------
SOUTH DAKOTA - 1.02%
   1,700,000  GRANT COUNTY SD OTTER TAIL POWER COMPANY PROJECTSS.+/-                 4.31            12/01/2012         1,700,000
     225,000  SOUTH DAKOTA EDFA ANGUS INCORPORATED PROJECT A                         4.25            04/01/2008           224,741
     260,000  SOUTH DAKOTA EDFA ANGUS INCORPORATED PROJECT A                         4.50            04/01/2009           260,593
     560,000  SOUTH DAKOTA EDFA MCFLEEG PROJECT B                                    4.38            04/01/2011           555,038
   1,875,000  SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY SERIES J (HOUSING
              REVENUE)                                                               5.50            05/01/2010         1,876,031
   2,000,000  SOUTH DAKOTA STATE HEFAR (HFFA REVENUE, AMBAC INSURED)SS.+/-           4.00            07/01/2031         1,999,980

                                                                                                                        6,616,383
                                                                                                                    -------------
TENNESSEE - 0.73%
   2,550,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
              INDUSTRIAL DEVELOPMENT BOARD (IDR, GUARANTEE AGREEMENT)SS.+/-          3.75            08/01/2031         2,538,882
   1,200,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
              INDUSTRIAL DEVELOPMENT BOARD EASTER SEAL PROJECT (IDR)SS.+/-           3.60            08/01/2019         1,200,000
   1,000,000  SEVIER COUNTY TENNESSEE UTILITY DISTRICT (UTILITIES REVENUE,
              AMBAC INSURED)                                                         5.40            05/01/2011         1,025,210

                                                                                                                        4,764,092
                                                                                                                    -------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
TEXAS - 9.88%
$  6,760,000  AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION CENTER
              SECOND TIER
              SERIES B PREREFUNDED (OTHER REVENUE, ZC SPECIALTY INSURED)SS.          5.75%           01/01/2011    $    7,210,419
   9,655,000  BEXAR COUNTY TX REVENUE PROJECT                                        5.75            08/15/2022        10,169,805
     425,000  BRAZOS RIVER AUTHORITY TX WATER SUPPLY SYSTEM SERIES A                 4.25            02/15/2010           430,976
     440,000  BRAZOS RIVER AUTHORITY TX WATER SUPPLY SYSTEM SERIES A                 4.25            02/15/2011           446,970
   1,220,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                          5.00            10/01/2011         1,247,340
     970,000  GATEWAY TX PUBLIC FACILITY CORPORATION STONEGATE VILLAS
              APARTMENTS PROJECT (HOUSING REVENUE LOC)                               3.88            01/01/2010           971,775
   5,940,000  HARRIS COUNTY TX (HOSPITAL REVENUE, MBIA INSURED)                      5.75            02/15/2012         6,307,864
   4,000,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
              TEXAS CHILDRENS HOSPITAL PROJECT SERIES A (HOSPITAL REVENUE)           5.25            10/01/2019         4,165,920
   2,715,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
              TEXAS MEDICAL CENTER PROJECT SERIES A (HOSPITAL REVENUE, FIRST
              SECURITY BANK LOC)                                                     5.20            05/15/2020         2,815,048
   2,135,000  LOWER COLO RIVER TX (OTHER REVENUE, FIRST SECURITY BANK LOC)           6.00            05/15/2013         2,264,039
   3,350,000  LUBBOCK TX HEALTH FACILITIES DEVELOPMENT CORPORATION ST. JOSEPH
              HEALTH SYSTEM (HOSPITAL REVENUE)                                       5.25            07/01/2017         3,444,135
     400,000  METRO TX HEALTH FACILITIES DEVELOPMENT CORPORATION WILSON N.
              JONES MEMORIAL HOSPITAL PROJECT                                        6.38            01/01/2007           400,016
   5,165,000  MUNIMAE TRUST SERIES 2001-9 CLASS A                                    4.40            08/24/2009         5,158,492
     610,000  NORTH CENTRAL TX HEALTH FACILITIES DEVELOPMENT CORPORATION
              BAYLOR HEALTH CARE SYSTEMS PROJECT (HCFR)                              5.50            05/15/2009           631,862
   1,840,000  ODESSA TX HOUSING AUTHORITY SECTION 8 ASSISTANCE PROJECT SERIES
              B (HOUSING REVENUE LOC)                                                6.38            10/01/2011         1,840,791
     380,000  TEXAS STATE DEPARTMENT HOUSING & COMMUNITY AFFAIRS PEBBLE BROOK
              APARTMENTS PROJECT                                                     4.95            12/01/2008           382,200
   7,075,000  TEXAS WATER DEVELOPMENT                                                5.70            07/15/2013         7,086,391
   5,000,000  TEXAS WATER DEVELOPMENT BOARD REVENUE STATE REVOLVING FUND
              SERIES B (OTHER REVENUE)                                               5.40            07/15/2014         5,003,700
   4,000,000  UNIVERSITY OF TEXAS FINANCING SYSTEM SERIES B PREREFUNDED
              (COLLEGE & UNIVERSITY REVENUE)SS.                                      5.38            08/15/2019         4,275,360

                                                                                                                       64,253,103
                                                                                                                    -------------
UTAH - 0.16%
   1,077,340  DAVIS COUNTY UT SCHOOL DISTRICT                                        4.55            09/07/2008         1,065,004
                                                                                                                    -------------
VIRGIN ISLANDS - 0.51%
   1,500,000  VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES                              5.50            10/01/2014         1,552,185
   1,750,000  VIRGIN ISLANDS PFA SERIES D                                            6.00            10/01/2007         1,776,845

                                                                                                                        3,329,030
                                                                                                                    -------------
VIRGINIA - 1.03%
   1,700,000  HOPEWELL VA PUBLIC IMPROVEMENTS SERIES A                               5.00            07/15/2009         1,711,594
   5,000,000  LOUISA VA IDA VA ELECTRIC & POWER COMPANY PROJECT SERIES A
              (IDR)SS.+/-                                                            2.35            04/01/2022         4,971,950

                                                                                                                        6,683,544
                                                                                                                    -------------
WASHINGTON - 2.14%
   2,000,000  CHELAN COUNTY WA PUBLIC UTILITY DISTRICT #001 CHELAN HYDRO
              SERIES A (ELECTRIC PLANT REVENUE, MBIA INSURED)                        6.05            07/01/2032         2,249,980
   1,605,000  CLARK COUNTY WA INDUSTRIAL REVENUE CAMAS POWER BOILER LIMITED
              PROJECT SERIES A+/-                                                    3.38            08/01/2007         1,601,212
     975,000  KING COUNTY WA SCHOOL DISTRICT #411 ISSAQUAH (PROPERTY TAX
              REVENUE)                                                               6.38            12/01/2008         1,007,663
   1,000,000  KING COUNTY WA SERIES G PREREFUNDED (PROPERTY TAX REVENUE)SS.          5.00            12/01/2014         1,011,740
     590,000  QUINCY WA WATER & SEWER REVENUE                                        4.50            11/01/2008           592,036
     575,000  QUINCY WA WATER & SEWER REVENUE                                        4.75            11/01/2009           581,049

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
WASHINGTON (CONTINUED)
$    205,000  SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3 SERIES A               6.00%           06/01/2010     $     207,604
     200,000  TOBACCO SETTLEMENT AUTHORITY WA ASSET BACKED                           5.25            06/01/2009           204,690
     690,000  WALLA WALLA WA HOUSING AUTHORITY WILBUR MANOR PROJECT (HOUSING
              REVENUE LOC)                                                           6.25            12/01/2011           691,145
   2,500,000  WASHINGTON STATE HEFAR UNIVERSITY PUGET SOUND PROJECT A
              PUTTABLE (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA LOC)SS.        5.00            10/01/2030         2,539,075
   1,185,000  WASHINGTON STATE UNREFUNDED BALANCE SERIES 93 A (PROPERTY TAX
              REVENUE)                                                               5.75            10/01/2012         1,258,695
   1,940,000  YAKIMA WA HOUSING AUTHORITY KLICKITAT VALLEY HOSPITAL
              PROJECTSS.+/-                                                          4.60            10/01/2023         1,940,000

                                                                                                                       13,884,889
                                                                                                                    -------------
WEST VIRGINIA - 0.27%
   1,420,000  BERKELEY COUNTY WV PUBLIC SEWER SERIES A (SEWER REVENUE)               4.38            10/01/2011         1,411,196
     330,000  OHIO COUNTY WV BUILDING COMMISSION MEDICAL CENTER                      7.00            10/01/2010           350,909

                                                                                                                        1,762,105
                                                                                                                    -------------
WISCONSIN - 4.95%
     465,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED        5.00            06/01/2008           470,134
     710,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED        5.00            06/01/2009           723,092
   1,765,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED        5.75            06/01/2011         1,873,565
   6,375,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED        6.00            06/01/2017         6,854,081
   2,875,000  FREEDOM WI SANITATION DISTRICT #1 BOND ANTICIPATION NOTES
              (OTHER REVENUE)                                                        4.90            06/01/2011         2,898,805
      85,000  JACKSON WI CDA KETTLE MORAINE LUTHERAN (PRIVATE SCHOOL
              REVENUE, MARSHALL & ISLEY BANK LOC)SS.+/-                              3.93            06/01/2031            85,000
   2,000,000  KRONEWETTER WI ANTICIPATION NOTES (OTHER REVENUE)                      4.75            03/01/2011         2,020,840
     570,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                              4.85            12/01/2007           569,687
     605,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                              5.05            12/01/2008           606,912
     650,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                              5.20            12/01/2009           653,972
      15,000  STEVENS POINT WI CDA SECTION 8                                         6.50            09/01/2009            16,043
   2,685,000  WISCONSIN HEFA (HCFR LOC)                                              5.00            08/15/2009         2,756,797
   1,000,000  WISCONSIN HEFA (HCFR LOC)SS.+/-                                        3.80            12/01/2022         1,000,000
     300,000  WISCONSIN HEFA BEAVER DAM COMMUNITIES HOSPITALS INCORPORATED
              CLASS A                                                                4.25            08/15/2008           300,057
     200,000  WISCONSIN HEFA BEAVER DAM COMMUNITIES HOSPITALS INCORPORATED
              CLASS A                                                                4.50            08/15/2009           200,586
   2,500,000  WISCONSIN HEFA BELLIN MEMORIAL HOSPITAL (HCFR, CIFG
              INSURED)SS.+/-                                                         3.69            02/15/2036         2,500,000
     175,000  WISCONSIN HEFA DIVINE SAVIOR HEALTHCARE SERIES A (HCFR LOC)            4.45            05/01/2007           175,301
     350,000  WISCONSIN HEFA MARSHFIELD CLINIC SERIES B                              5.75            02/15/2007           350,753
   2,025,000  WISCONSIN HEFA MINISTRY HEALTH CARE INCORPORATED (HCFR, FIRST
              SECURITY BANK LOC)SS.+/-                                               3.85            08/01/2034         2,025,000
   1,500,000  WISCONSIN HEFA THREE PILLARS COMMUNITIES                               5.00            08/15/2010         1,541,955
     130,000  WISCONSIN HEFA TOMAH MEMORIAL HOSPITAL INCORPORATED PROJECT            4.13            07/01/2007           129,843
   2,420,000  WISCONSIN HEFA WHEATON FRANCISCAN SERVICES INCORPORATED (HCFR,
              MBIA INSURED)                                                          6.10            08/15/2009         2,561,981
   1,870,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES F            5.20            07/01/2018         1,887,241

                                                                                                                       32,201,645
                                                                                                                    -------------
WYOMING - 1.08%
   2,605,000  CONVERSE COUNTY WY MEMORIAL HOSPITAL PROJECT PREREFUNDED
              (NURSING HOME REVENUE)SS.                                              9.00            12/01/2010         3,110,318
   2,855,000  GILLETTE WY BLACK HILLS POWER & LIGHT COMPANY PROJECT SERIES
              ASS.+/-                                                                4.33            06/01/2024         2,855,000
   1,050,000  TETON COUNTY WY HOSPITAL DISTRICT REVENUE ST. JOHN'S MEDICAL
              CENTER                                                                 5.25            12/01/2007         1,051,560

                                                                                                                        7,016,878
                                                                                                                    -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $650,329,532)                                                                     649,297,451
                                                                                                                    -------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
SHORT-TERM INVESTMENTS - 1.41%

COMMERCIAL PAPER - 1.00%
$  2,000,000  GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                3.90%           01/11/2007     $   2,000,000
   2,000,000  GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                3.90            01/16/2007         2,000,000
     500,000  GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                4.00            01/25/2007           500,000
   2,000,000  GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                4.05            03/07/2007         2,000,000

                                                                                                                        6,500,000
                                                                                                                    -------------

SHARES
MUTUAL FUNDS - 0.41%

   2,688,898  WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~++                                           2,688,898
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,188,898)                                                                          9,188,898
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $659,518,430)*                        101.26%                                                                 $ 658,486,349
OTHER ASSETS AND LIABILITIES, NET            (1.26)                                                                    (8,191,829)
                                            ------                                                                  -------------
TOTAL NET ASSETS                            100.00%                                                                 $ 650,294,520
                                            ======                                                                  =============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

##    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,688,898.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 93.95%

ALABAMA - 0.81%
 $ 1,700,000  HUNTSVILLE AL HEALTH CARE (HCFR, GO OF AUTHORITY)SS.+/-                5.00%           06/01/2034     $   1,725,993
   2,000,000  JEFFERSON COUNTY AL CAPITAL IMPROVEMENTS WASTES SERIES A
              PREREFUNDED (SEWER REVENUE, FGIC INSURED)SS.                           5.13            02/01/2029         2,076,880

                                                                                                                        3,802,873
                                                                                                                    -------------
ALASKA - 0.55%
   1,500,000  ALASKA INDIVIDUAL DEVELOPMENT & EXPORT REVOLVING FUND SERIES A
              (AIRPORT REVENUE, MBIA INSURED)                                        5.88            04/04/2014         1,537,110
   1,000,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO SETTLEMENT
              REVENUE ASSET BACKED PREREFUNDED (EXCISE TAX REVENUE)SS.               6.20            06/01/2022         1,054,570

                                                                                                                        2,591,680
                                                                                                                    -------------
ARIZONA - 0.60%
   1,825,000  MOHAVE COUNTY AZ IDA CITIZENS UTILITY COMPANY PROJECTSS.+/-            4.75            08/01/2020         1,820,073
   1,000,000  SANTA CRUZ COUNTY AZ IDASS.+/-                                         4.75            08/01/2020           998,860

                                                                                                                        2,818,933
                                                                                                                    -------------
ARKANSAS - 1.29%
   4,465,000  ARKANSAS STATE STUDENT LOAN AUTHORITY REVENUE SUB-STUDENT LOAN
              SERIES B (HEFAR LOC, GSL INSURED)                                      5.35            06/01/2009         4,497,416
     585,000  LITTLE ROCK AR (AIRPORT REVENUE LOC)                                   3.50            11/01/2008           583,456
   1,000,000  SPRINGDALE AR (SALES TAX REVENUE, FIRST SECURITY BANK LOC)             4.00            07/01/2027           998,590

                                                                                                                        6,079,462
                                                                                                                    -------------
CALIFORNIA - 4.80%
     375,000  CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE LOC)            4.70            08/01/2016           377,741
   8,500,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATEDSS.+/-         4.28            05/15/2029         8,500,000
   8,100,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
              (HCFR LOC)SS.+/-                                                       4.20            05/15/2029         8,100,000
   1,650,000  CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATIONSS.+/-           4.20            12/01/2028         1,650,000
   4,000,000  CONTRA COSTA COUNTY CA PLEASANT HILL BART SERIES A (MFHR, GIC
              RABOBANK NEDERLAND LOC)SS.+/-                                          3.95            04/15/2046         4,002,000

                                                                                                                       22,629,741
                                                                                                                    -------------
COLORADO - 3.03%
     195,786  ARAPAHOE COUNTY CO IDK PARTNERS I TRUST SERIES A CLASS A
              (HOUSING REVENUE LOC)                                                  5.25            11/01/2019           196,285
  12,750,000  AURORA CO WOODRIDGE APARTMENTS PROJECT MFHRSS.+/-                      4.25            12/20/2040        12,751,785
   1,325,000  SECTION 14 METROPOLITAN DISTRICT JEFFERSON COUNTY CO
              (PROPERTY TAX REVENUE, US BANK NA LOC)SS.+/-                           3.70            12/01/2019         1,325,000

                                                                                                                       14,273,070
                                                                                                                    -------------
DISTRICT OF COLUMBIA - 1.19%
   5,500,000  METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY SERIES B
              (AIRPORT REVENUE, MBIA INSURED)                                        5.70            10/01/2014         5,628,150
                                                                                                                    -------------
FLORIDA - 1.61%
   1,080,000  HALIFAX HOSPITAL MEDICAL CENTER FLORIDA HALIFAX MANAGEMENT
              SYSTEM SERIES A (HCFR, ACA INSURED)                                    4.60            04/01/2008         1,087,139
     250,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGE
              SOLUTIONS PROJECT (IDR LOC)                                            3.50            10/01/2007           248,775

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
FLORIDA (CONTINUED)
$    450,000  TAMPA FL (WATER & SEWER REVENUE)                                       6.80%           10/01/2007     $     458,838
   5,800,000  VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)SS.+/-                    4.20            12/01/2028         5,800,000

                                                                                                                        7,594,752
                                                                                                                    -------------
GEORGIA - 0.88%
   2,000,000  BURKE COUNTY GA DEVELOPMENT AUTHORITY (PCR)SS.+/-                      3.80            10/01/2032         2,000,000
   1,300,000  BURKE COUNTY GA DEVELOPMENT AUTHORITY VOGTLE POWER PLANT 1994
              (PCR)SS.+/-                                                            3.75            10/01/2032         1,300,000
     835,000  COFFEE COUNTY GA COFFEE REGIONAL MEDICAL CENTER INCORPORATED
              PROJECT (HOSPITAL REVENUE)                                             5.00            12/01/2008           847,659

                                                                                                                        4,147,659
                                                                                                                    -------------
ILLINOIS - 8.27%
     860,000  AURORA IL TAX INCREMENTAL REVENUE                                      5.00            12/30/2006           860,026
     900,000  AURORA IL TAX INCREMENTAL REVENUE                                      5.00            12/30/2007           904,536
   2,000,000  COOK COUNTY IL TOWNSHIP HIGH SCHOOL DISTRICT #227 RICH TOWNSHIP
              DEBT CERTIFICATES (PROPERTY TAX REVENUE)SS.+/-                         4.25            01/01/2026         1,976,860
   3,330,000  EUREKA IL EUREKA COLLEGE PROJECT SERIES B PUTTABLESS.                  7.00            01/01/2019         3,354,509
   3,595,000  ILLINOIS DEVELOPMENT PROVENA HEALTH SERIES A (HOSPITAL REVENUE,
              MBIA INSURED)                                                          5.75            05/15/2014         3,718,273
     500,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY ART INSTITUTE SERIES A
              (HEFAR)SS.+/-                                                          2.25            03/01/2030           497,980
   5,050,000  ILLINOIS FINANCE AUTHORITY BELOIT MEMORIAL HOSPITAL INCORPORATED
              SERIES A (HOSPITAL REVENUE, RADIAN INSURED)SS.+/-                      3.95            04/01/2036         5,050,000
     175,000  ILLINOIS FINANCE AUTHORITY CITIZENS UTILITY COMPANY PROJECTSS.+/-      4.80            08/01/2025           175,084
   4,500,000  ILLINOIS FINANCE AUTHORITY SERIES A (OTHER REVENUE)                    4.50            01/01/2007         4,500,045
   3,850,000  ILLINOIS STATE SERIES Q (SALES TAX REVENUE)                            6.00            06/15/2009         3,951,371
   1,000,000  LAKES REGION SANITATION DISTRICT ILLINOIS DEBT CERTIFICATES            4.13            12/01/2010         1,001,090
   4,435,000  NORTHWEST SUBURBAN MUNICIPAL JOINT ACTION WATER AGENCY
              ILLINOIS WATER SUPPLY SYSTEMS (WATER REVENUE, MBIA INSURED)            5.13            05/01/2011         4,529,510
   1,130,000  WILLIAMSON JACKSON COUNTY IL COMMUNITY COLLEGE DISTRICT #530
              (COLLEGE & UNIVERSITY REVENUE)                                         4.50            11/01/2007         1,129,198
   1,700,000  WILLIAMSON JACKSON COUNTY IL COMMUNITY COLLEGE DISTRICT #530
              (COLLEGE & UNIVERSITY REVENUE)                                         4.50            11/01/2008         1,699,949
   1,790,000  WILLIAMSON JACKSON COUNTY IL COMMUNITY COLLEGE DISTRICT #530
              (COLLEGE & UNIVERSITY REVENUE)                                         4.50            11/01/2009         1,789,946
   1,880,000  WILLIAMSON JACKSON COUNTY IL COMMUNITY COLLEGE DISTRICT #530
              (COLLEGE & UNIVERSITY REVENUE)                                         4.50            11/01/2010         1,879,944
   1,980,000  WILLIAMSON JACKSON COUNTY IL COMMUNITY COLLEGE DISTRICT #530
              (COLLEGE & UNIVERSITY REVENUE)                                         4.50            11/01/2011         1,979,941

                                                                                                                       38,998,262
                                                                                                                    -------------
INDIANA - 4.89%
   8,080,000  ANDERSON IN CROSS LAKES APARTMENTS SERIES A                            5.63            07/01/2033         8,034,186
   2,500,000  ANDERSON IN REDEVLOPMENT DISTRICT BOND ANTICIPATION NOTES
              (TAX INCREMENTAL REVENUE)                                              4.38            10/04/2008         2,505,050
   9,365,000  INDIANAPOLIS IN COVERED BRIDGE SERIES ASS.+/-                          5.50            04/01/2030         8,995,176
   3,500,000  ROCKPORT IN MICHIGAN POWER COMPANY PROJECT SERIES A (PCR)SS.+/-        4.90            06/01/2025         3,520,580

                                                                                                                       23,054,992
                                                                                                                    -------------
IOWA - 2.22%
   4,000,000  ANKENY IA SERIES A                                                     3.50            06/01/2007         3,992,360
   1,100,000  CHILLICOTHE IA IES UTILITIES INCORPORATED PROJECT (IDR)SS.+/-          3.60            11/01/2023         1,090,694
   1,000,000  IOWA FINANCIAL AUTHORITY CARE INITIATIVES PROJECT SERIES A
              (PROPERTY TAX REVENUE)                                                 5.00            07/01/2007         1,002,920

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
IOWA (CONTINUED)
$  2,000,000  IOWA FINANCIAL AUTHORITY IPSCO PROJECT (IDR)SS.+/-                     6.00%           06/01/2027     $   2,010,920
   1,000,000  LANSING IA INTERSTATE POWER COMPANY (IDR)                              3.60            11/01/2008           990,140
   1,385,000  SHELDON IA SIOUX VALLEY HOSPITALS & HEALTH SYSTEMS REVENUESS.+/-       4.21            11/01/2015         1,385,000

                                                                                                                       10,472,034
                                                                                                                    -------------
KANSAS - 4.38%
   1,000,000  BURLINGTON KS KANSAS CITY POWER & LIGHT (WATER REVENUE)SS.+/-          4.75            09/01/2015         1,004,580
   2,820,000  EMPORIA KS TEMPORARY NOTES (PROPERTY TAX REVENUE)                      4.13            10/15/2008         2,820,395
   2,000,000  KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
              ANTICIPATION NOTES BAKER UNIVERSITY SERIES A (HEFAR)                   5.25            05/01/2007         2,002,380
   1,000,000  KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
              ANTICIPATION NOTES BENEDICTINE SERIES B (HEFAR)                        5.25            05/01/2007           999,810
     750,000  KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
              ANTICIPATION NOTES BETHEL COLLEGE SERIES C (HEFAR)                     5.25            05/01/2007           749,858
     300,000  KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
              ANTICIPATION NOTES CENTRAL CHRISTIAN SERIES D (HEFAR)                  5.25            05/01/2007           299,943
   1,600,000  KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
              ANTICIPATION NOTES OTTAWA UNIVERSITY SERIES E (HEFAR)                  5.25            05/01/2007         1,599,696
     800,000  KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
              ANTICIPATION NOTES SOUTHWESTERN SERIES G (HEFAR)                       5.25            05/01/2007           799,848
   8,010,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
              SALES TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)          3.75            12/01/2012         8,002,391
   2,390,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
              SALES TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)          3.85            12/01/2013         2,382,280

                                                                                                                       20,661,181
                                                                                                                    -------------
KENTUCKY - 2.10%
     125,000  COVINGTON KY ALLEN & ALLENSS.+/-                                       4.38            09/01/2016           124,988
   5,800,000  KENTUCKY EDFA RETIREMENT HOUSING FOUNDATION (HCFR LOC)SS.+/-           4.20            12/01/2028         5,800,000
   4,000,000  NEWPORT KY BOND ANTICIPATION NOTES (OTHER REVENUE)                     4.05            12/01/2007         3,999,560

                                                                                                                        9,924,548
                                                                                                                    -------------
LOUISIANA - 3.55%
   9,075,000  CALCASIEU PARISH LA MEMORIAL HOSPITAL SERVICE DISTRICT LAKE
              CHARLES MEMORIAL HOSPITAL PROJECT (HCFR LOC)SS.+/-                     4.00            12/01/2018         9,075,000
   2,750,000  LOUISIANA STATE OFFSHORE TERM AUTHORITY LOOP LLC PROJECT
              (IDR)SS.+/-                                                            4.38            10/01/2020         2,755,170
   2,112,114  ORLEANS PARISH LA SCHOOL BOARD MUNICIPAL LEASE                         4.57            08/20/2007         2,098,723
     630,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT                         5.00            09/01/2007           630,158
     500,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES C                5.00            09/01/2007           500,125
     505,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES D                5.00            09/01/2007           505,126
   1,175,000  ST. BERNARD PARISH LOUISIANA (SALES TAX REVENUE, FIRST SECURITY
              BANK LOC)                                                              5.00            03/01/2008         1,192,167

                                                                                                                       16,756,469
                                                                                                                    -------------
MARYLAND - 0.19%
     885,000  MARYLAND CDA DEPARTMENT OF HOUSING & COMMUNITY DEVELOPMENT PROGRAM     4.40            04/01/2023           886,363
                                                                                                                    -------------
MASSACHUSETTS - 1.28%
   6,000,000  MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY POWER SUPPLY
              (ELECTRIC REVENUE, AMBAC INSURED)                                      5.45            07/01/2018         6,038,040
                                                                                                                    -------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MICHIGAN - 0.86%
$  1,150,000  MICHIGAN STATE HOSPITAL FINANCIAL AUTHORITY MARQUETTE GENERAL
              HOSPITAL (HOSPITAL REVENUE, GUARANTEE AGREEMENT)SS.+/-                 3.85%           06/01/2022     $   1,150,000
   2,500,000  MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITIES LIMITED OBLIGATION
              BENTON HARBOR PROJECT (MFHR, FIFTH THIRD BANK LOC)SS.+/-               4.35            06/01/2041         2,501,275
     430,000  MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION WASTE MANAGEMENT
              (SOLID WASTE REVENUE)SS.+/-                                            3.00            12/01/2013           429,536

                                                                                                                        4,080,811
                                                                                                                    -------------
MINNESOTA - 0.10%
     485,000  CANBY MN COMMUNITY HOSPITAL DISTRICT #1 SIOUX VALLEY HOSPITALS &
              HEALTHSS.+/-                                                           4.21            11/01/2026           485,000
                                                                                                                    -------------
MISSOURI - 2.88%
   4,550,000  HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT                       3.88            08/01/2018         4,538,079
   3,583,574  MISSOURI STATE HEFA LEASE SUBLEASE PURCHASE                            3.09            07/15/2008         3,586,477
   2,750,000  MISSOURI STATE HEFA ROCKHURST UNIVERSITY REVENUE ANTICIPATION
              NOTES SERIES D (EDUCATIONAL FACILITIES REVENUE, HYPO PUBLIC
              FINANCE BANK)++                                                        5.25            04/25/2007         2,758,003
   2,045,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY MORTGAGE REVENUE
              SINGLE FAMILY HOMEOWNER LOAN SERIES C1 (HOUSING REVENUE LOC,
              GNMA/FNMA INSURED)                                                     7.15            03/01/2032         2,103,589
     600,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SERIES C1                 4.80            03/01/2019           601,074

                                                                                                                       13,587,222
                                                                                                                    -------------
MONTANA - 1.67%
   1,500,000  FORSYTH MT ADVISTA CORPORATION SERIES A (PCR, AMBAC INSURED)SS.+/-     5.00            10/01/2032         1,536,150
     355,000  MONTANA STATE BOARD INVESTMENT PAYROLL TAX WORKERS COMP PROJECT
              (OTHER REVENUE, MBIA INSURED)                                          6.88            06/01/2011           373,144
     940,000  MONTANA STATE BOARD INVESTMENT REFUNDED 1996 PAYROLL TAX (OTHER
              REVENUE, MBIA INSURED)                                                 6.88            06/01/2020           999,041
   2,050,000  MONTANA STATE BOARD INVESTMENT REFUNDED BALANCED 1996 PAYROLL
              TAX (OTHER REVENUE, MBIA INSURED)                                      6.88            06/01/2020         2,178,761
   2,645,000  MONTANA STATE BOARD INVESTMENT REFUNDED PAYROLL TAX (OTHER
              REVENUE, MBIA INSURED)                                                 6.88            06/01/2020         2,811,132

                                                                                                                        7,898,228
                                                                                                                    -------------
NEBRASKA - 0.20%
     935,000  OMAHA NE TRIBE PUBLIC IMPROVEMENTS AUTHORITY                           7.50            06/01/2009           937,768
                                                                                                                    -------------
NEW HAMPSHIRE - 0.48%
   1,500,000  NEW HAMPSHIRE REVENUE ANTICIPATION NOTES CAPITAL NOTES SERIES B
              (HCFR)                                                                 4.75            04/24/2007         1,504,575
     750,000  NEW HAMPSHIRE REVENUE ANTICIPATION NOTES CAPITAL NOTES SERIES D
              (HCFR)                                                                 4.75            04/24/2007           752,288

                                                                                                                        2,256,863
                                                                                                                    -------------
NEW JERSEY - 1.68%
   2,398,500  ASBURY PARK NJ BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)          4.25            12/05/2007         2,400,395
   3,500,000  BAYONNE NJ BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)              5.00            10/26/2007         3,524,150
   2,000,000  PASSAIC VALLEY NJ WATER COMMUNITY PROJECT NOTES (WATER REVENUE)        4.25            12/19/2007         2,010,880

                                                                                                                        7,935,425
                                                                                                                    -------------
NEW MEXICO - 4.37%
   2,080,000  ALAMOGORDO NM GERALD CHAMPION MEMORIAL HOSPITAL PROJECT                5.00            01/01/2008         2,099,469
   1,800,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 CLASS I
              (HOUSING REVENUE, GNMA INSURED)                                        3.90            01/01/2019         1,799,352

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
NEW MEXICO (CONTINUED)
$  1,550,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES C2 CLASS I
              (HOUSING REVENUE, GNMA INSURED)                                        4.13%           07/01/2019     $   1,550,295
  15,185,000  PUEBLO OF SANDIA NMSS.+/-                                              4.41            03/01/2015        15,185,000

                                                                                                                       20,634,116
                                                                                                                    -------------

NEW YORK - 2.68%
   1,335,000  KIRYAS JOEL NY BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)          6.10            05/11/2007         1,339,726
   3,500,000  MONROE COUNTY NY IDAG WOODLAND VILLAGE PROJECT PREREFUNDED
              (LEASE REVENUE)SS.                                                     8.55            11/15/2010         4,147,045
   1,315,000  MONROE NY NEWPOWER CORPORATION                                         3.30            01/01/2009         1,285,005
   1,000,000  NEW YORK CONVENTION CENTER OPERATING CORPORATION YALE BUILDING
              ACQUISITION PROJECT PREREFUNDEDSS.                                     5.25            06/01/2008         1,015,560
   2,180,000  NEW YORK CITY NY IDAG TERMINAL ONE GROUP ASSOCIATION PROJECT           5.00            01/01/2007         2,180,131
   1,840,000  NEW YORK STATE URBAN DEVELOPMENT STATE OFFICE S (LEASE
              REVENUE)^                                                              6.16            01/01/2011         1,443,719
   1,000,000  ROOSEVELT NY UNION FREE SCHOOL DISTRICT TRAN (PROPERTY TAX
              REVENUE, STATE AID WITHHOLDING)                                        4.50            06/29/2007         1,002,590
     235,000  WESTCHESTER COUNTY NY IDAG SPECIAL NEEDS FACILITIES POOLED
              PROGRAM SERIES E1 (IDR, ACA INSURED)                                   4.25            07/01/2009           237,113

                                                                                                                       12,650,889
                                                                                                                    -------------

NORTH CAROLINA - 1.04%
   1,500,000  FAYETTEVILLE NC (OTHER REVENUE, FIRST SECURITY BANK LOC)               3.55            01/15/2008         1,497,660
     515,000  FAYETTEVILLE NC PUBLIC WORKS (OTHER REVENUE, FIRST SECURITY
              BANK LOC)                                                              3.38            01/15/2007           514,954
   2,875,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY POWER SYSTEM
              SERIES B (ELECTRIC REVENUE)                                            7.25            01/01/2007         2,875,518

                                                                                                                        4,888,132
                                                                                                                    -------------

NORTH DAKOTA - 0.99%
   2,570,000  NORTH DAKOTA STATE HFA MORTGAGE REVENUE HOUSING FINANCE
              PROGRAM SERIES A                                                       4.60            01/01/2023         2,573,958
     190,000  NORTH DAKOTA STATE HFA REVENUE HOUSING FINANCE PROGRAM HOME
              MORTGAGE SERIES A                                                      4.60            01/01/2023           191,032
     735,000  NORTH DAKOTA STATE HFA REVENUE HOUSING FINANCE PROGRAM HOME
              MORTGAGE SERIES D                                                      5.40            07/01/2029           738,925
   1,165,000  OAKES ND (WATER REVENUE)                                               4.00            01/01/2008         1,165,058

                                                                                                                        4,668,973
                                                                                                                    -------------

OHIO - 2.24%
   2,375,000  ALLIANCE OH HOSPITAL ALLIANCE OBLIGATED GROUP (HCFR, RADIAN
              INSURED)SS.+/-                                                         3.75            12/01/2032         2,375,000
     800,000  GATEWAY OH ECONOMIC DEVELOPMENT CORPORATION SERIES BSS.+/-             5.10            09/15/2014           800,000
   3,000,000  LEIPSIC OH (WATER & SEWER REVENUE)                                     4.75            12/11/2007         2,996,970
   3,400,000  LORAIN OH (PROPERTY TAX REVENUE)                                       4.50            10/03/2007         3,407,650
   1,000,000  OHIO STATE AIR QUALITY DEVELOPMENT AUTHORITY OHIO EDISON
              PROJECT SERIES A (IDR, AMBAC INSURED)SS.+/-                            3.25            02/01/2015           999,420

                                                                                                                       10,579,040
                                                                                                                    -------------

OKLAHOMA - 2.75%
     565,000  COMANCHE COUNTY OK (HOSPITAL REVENUE, RADIAN INSURED)                  4.25            07/01/2008           569,096
     525,000  ELLIS COUNTY OK INDUSTRIAL AUTHORITY WB JOHNSTON GRAIN
              SHATTUCK PROJECT                                                       5.00            08/01/2008           525,929
   1,160,000  OKLAHOMA COUNTY OK FINANCIAL AUTHORITY WESTERN HEIGHTS PUBLIC
              SCHOOLS PROJECTS (LEASE REVENUE, GUARANTEE AGREEMENT)                  5.00            09/01/2008         1,185,694
   1,215,000  OKLAHOMA HOUSING FINANCE AGENCY SFMR HOMEOWNER LOAN PROGRAM
              SERIES D2 (HOUSING REVENUE LOC, GNMA/FNMA INSURED)                     7.10            09/01/2028         1,232,703

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
OKLAHOMA (CONTINUED)
$  2,335,000  OKLAHOMA SCHOOL DISTRICT & COUNTY REVENUE ANTICIPATION PROGRAM
              COP SERIES C (OTHER REVENUE)                                           4.50%           06/29/2007     $   2,335,817
   2,000,000  TULSA COUNTY OK INDUSTRIAL AUTHORITIES EDUCATIONAL FACILITIES
              OWASSO PUBLIC SCHOOLS PROJECT (LEASE REVENUE, GUARANTEE AGREEMENT)     5.00            09/01/2009         2,065,120
   5,045,000  TULSA OK INDUSTRIAL AUTHORITY ST. JOHNS PHYSICIANSSS.+/-               3.70            11/01/2014         5,045,101

                                                                                                                       12,959,460
                                                                                                                    -------------

OREGON - 1.56%
   1,000,000  COW CREEK BAND UMPQUA TRIBE OF INDIANS OREGON SERIES C (OTHER
              REVENUE)                                                               4.88            10/01/2008         1,001,060
   5,500,000  OREGON ECONOMIC DEVELOPMENT REVENUE TOYO TANSO USA SERIES
              CXLVIISS.+/-                                                           4.29            02/01/2012         5,500,000
     860,000  WESTERN LANE OR HOSPITAL DISTRICT SISTERS OF ST. JOSEPH PEACE
              PROJECT                                                                5.63            08/01/2007           861,230

                                                                                                                        7,362,290
                                                                                                                    -------------

OTHER - 1.03%
   4,936,876  MMA FINANCIAL CDD SENIOR SECURITIZATION TRUST BEACON LAKES
              PASSTHRU CERTIFICATES C+/-                                             3.38            11/01/2008         4,873,931
                                                                                                                    -------------

PENNSYLVANIA - 2.81%
   1,730,000  ALLENTOWN PA SACRED HEART HOSPITAL                                     5.00            11/15/2007         1,733,287
     535,000  LEBANON COUNTY PA HEALTH FACILITIES AUTHORITY GOOD SAMARITAN
              HOSPITAL PROJECT                                                       3.50            11/15/2007           532,218
   5,569,231  PENNSYLVANIA HFA SFMR+/-                                               5.39            06/01/2008         5,569,231
   2,500,000  PITTSBURGH PA URBAN RDA LOU MASON JUNIOR REPLACEMENTSS.+/-             5.00            12/01/2010         2,503,425
     125,000  SUSQUEHANNA AREA REGIONAL AIRPORT SUBSERIES C2 (AIRPORT
              REVENUE, AMBAC INSURED)SS.+/-                                          3.75            01/01/2010           125,000
   2,825,000  WASHINGTON COUNTY PA IDA CHILDREN'S HOME PITTSBURGH PROJECT            4.00            06/15/2008         2,778,218

                                                                                                                       13,241,379
                                                                                                                    -------------

PUERTO RICO - 2.57%
  12,130,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES BSS.+/-          4.56            10/01/2040        12,130,000
                                                                                                                    -------------

SOUTH CAROLINA - 2.18%
   1,000,000  JASPER COUNTY SC (OTHER REVENUE)                                       4.25            02/15/2007           999,720
   2,775,000  JASPER COUNTY SC BOND ANTICIPATION NOTES SCHOOL PROJECT SERIES
              B (EDUCATIONAL FACILITIES REVENUE)                                     4.13            02/15/2007         2,775,028
   2,170,000  JASPER COUNTY SC SERIES A (OTHER REVENUE)                              3.85            07/15/2007         2,170,499
   1,315,000  SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY SERIES
              B2 (HOUSING REVENUE, FIRST SECURITY BANK LOC)                          5.13            07/01/2008         1,321,036
   3,000,000  SOUTH CAROLINA TRANSPORTATION INFRASTRUCTURE SERIES B1
              (TRANSPORTATION REVENUE, XLCA)SS.+/-                                   3.80            10/01/2031         3,000,000

                                                                                                                       10,266,283
                                                                                                                    -------------

SOUTH DAKOTA - 5.08%
   6,400,000  GRANT COUNTY SD OTTER TAIL POWER COMPANY PROJECTSS.+/-                 4.31            12/01/2012         6,400,000
     245,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
              PROJECT SERIES A                                                       3.75            04/01/2007           244,667
   3,265,000  SOUTH DAKOTA HEFA SIOUX VALLEY HOSPITALS & HEALTHSS.+/-                4.21            11/01/2027         3,265,000
   4,215,000  SOUTH DAKOTA HEFA SIOUX VALLEY HOSPITALS & HEALTHSS.+/-                4.21            11/01/2025         4,215,000
   3,975,000  SOUTH DAKOTA HEFA SIOUX VALLEY HOSPITALS & HEALTH SERIES BSS.+/-       4.21            11/01/2020         3,975,000
     380,000  SOUTH DAKOTA STATE HEFA RAPID CITY REGIONAL HOSPITAL PROJECT
              (HFFA REVENUE)                                                         7.75            09/01/2007           388,968
   5,500,000  SOUTH DAKOTA STATE HEFAR (HFFA REVENUE, AMBAC INSURED)SS.+/-           4.00            07/01/2031         5,499,945

                                                                                                                       23,988,580
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
TENNESSEE - 1.10%
$  4,200,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
              INDUSTRIAL DEVELOPMENT BOARD (IDR, GUARANTEE AGREEMENT)SS.+/-          3.75%           08/01/2031     $   4,181,688
   1,000,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
              INDUSTRIAL DEVELOPMENT BOARD EASTER SEAL PROJECT (IDR)SS.+/-           3.60            08/01/2019         1,000,000

                                                                                                                        5,181,688
                                                                                                                    -------------

TEXAS - 4.64%
   1,000,000  EL PASO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
              PERMANENT SCHOOL FUND GUARANTEED)                                      5.00            02/15/2012         1,025,070
   6,350,000  RED RIVER TEXAS HIGHER EDUCATION TCU PROJECT (HEFAR)SS.+/-             2.75            03/01/2031         6,169,533
   5,000,000  TEXAS WATER DEVELOPMENT BOARD REVENUE STATE REVOLVING FUND
              SERIES B (OTHER REVENUE)                                               5.40            07/15/2014         5,003,700
   3,690,000  TEXAS WATER DEVELOPMENT BOARD REVENUE STATE REVOLVING SERIES A         5.60            07/15/2012         3,695,646
   6,000,000  WALLER COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION MCKESSON
              WATER PRODUCTS PROJECTSS.+/-                                           4.33            10/30/2026         6,000,000

                                                                                                                       21,893,949
                                                                                                                    -------------

UTAH - 1.10%
     989,000  EAGLE MOUNTAIN UT SPECIAL IMPROVEMENT DISTRICT #983                    5.50            12/15/2008           988,931
   1,200,000  SALT LAKE CITY UT REDEVELOPMENT AGENCY NEIGHBORHOOD
              REDEVELOPMENT TAX INCREMENT SERIES A                                   5.25            10/01/2007         1,210,536
     475,000  UTAH HFA SFMR (HOUSING REVENUE LOC)                                    6.00            01/01/2031           483,241
   2,500,000  UTAH STATE BOARD REGENTS STUDENT LOAN REVENUE SERIES N (HEFAR
              LOC, AMBAC GSL INSURED)                                                5.90            11/01/2007         2,528,300

                                                                                                                        5,211,008
                                                                                                                    -------------

VIRGINIA - 2.56%
   3,000,000  CHESAPEAKE VA POLLUTION CONTROL VIRGINIA PROJECT                       5.25            02/01/2008         3,001,620
   4,000,000  LOUISA VA IDA VA ELECTRIC & POWER COMPANY PROJECT SERIES A
              (IDR)SS.+/-                                                            2.35            04/01/2022         3,977,560
   2,750,000  POCAHONTAS PARKWAY ASSOCIATION VA SERIES B PREREFUNDED (TOLL
              ROAD REVENUE, ACA INSURED)SS.^                                         5.45            08/15/2020         1,322,448
     160,000  POCAHONTAS PARKWAY ASSOCIATION VA SERIES B PREREFUNDED (TOLL
              ROAD REVENUE, ACA INSURED)SS.^                                         5.48            08/15/2021            72,630
      40,000  POCAHONTAS PARKWAY ASSOCIATION VA SERIES B PREREFUNDED (TOLL
              ROAD REVENUE, ACA INSURED)SS.^                                         5.50            08/15/2022            17,140
     485,000  POCAHONTAS PARKWAY ASSOCIATION VA TOLL ROAD 1ST TIER SUBSERIES
              C PREREFUNDED (TOLL ROAD REVENUE)SS.^                                  5.45            08/15/2017           273,836
     825,000  POCAHONTAS PARKWAY ASSOCIATION VA TOLL ROAD SERIES B
              PREREFUNDED (TOLL ROAD REVENUE)SS.^                                    5.66            08/15/2030           220,646
     100,000  POCAHONTAS PARKWAY ASSOCIATION VA TOLL ROAD SERIES B
              PREREFUNDED (TOLL ROAD REVENUE)SS.^                                    5.09            08/15/2015            64,858
   1,015,000  POCAHONTAS PARKWAY ASSOCIATION VA TOLL ROAD SERIES B
              PREREFUNDED (TOLL ROAD REVENUE)SS.^                                    5.19            08/15/2016           619,911
     125,000  POCAHONTAS PARKWAY ASSOCIATION VA TOLL ROAD SERIES B
              PREREFUNDED (TOLL ROAD REVENUE)SS.^                                    5.37            08/15/2019            64,060
   1,000,000  POCAHONTAS PARKWAY ASSOCIATION VA TOLL ROAD SERIES B
              PREREFUNDED (TOLL ROAD REVENUE)SS.^                                    5.52            08/15/2023           404,760
   2,025,000  TOBACCO SETTLEMENT FINANCING CORPORATION VA ASSET BACKED               4.00            06/01/2013         2,015,543

                                                                                                                       12,055,012
                                                                                                                    -------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
WASHINGTON - 3.11%
$  2,115,000  KING COUNTY WA SCHOOL DISTRICT #411 ISSAQUAH (PROPERTY TAX
              REVENUE)                                                               6.38%           12/01/2008     $   2,185,853
   7,045,000  MUNIMAE TRUST SERIES 2001-11 CLASS A PUTTABLE (HOUSING
              REVENUE, FHLMC)SS.                                                     3.95            01/13/2011         7,041,337
   4,275,000  WASHINGTON STATE HOUSING FINANCIAL COMMUNITY VALLEY VIEW
              APARTMENTS PROJECT SERIES A (HOUSING REVENUE, AMBAC
              INSURED)SS.+/-                                                         3.85            05/01/2038         4,275,000
   1,175,000  YAKIMA WA HOUSING AUTHORITY KLICKITAT VALLEY HOSPITAL
              PROJECTSS.+/-                                                          4.60            10/01/2023         1,175,000

                                                                                                                       14,677,190
                                                                                                                    -------------

WISCONSIN - 2.63%
     600,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET BACKED        5.25            06/01/2007           602,598
     125,000  MILWAUKEE WI RDA UNIVERSITY OF WISCONSIN KENILWORTH PROJECTSS.+/-      3.88            09/01/2040           125,000
     780,000  MONONA SEWER SYSTEMS REVENUE WISCONSIN BOND ANTICIPATION NOTES
              (SEWER REVENUE)                                                        4.50            05/01/2011           788,190
   1,300,000  OCONTO FALLS WI PUBLIC SCHOOLS DISTRICT TRAN (EDUCATIONAL
              FACILITIES REVENUE)                                                    3.75            10/01/2007         1,297,687
     115,000  WAUKESHA COUNTY WI HOUSING AUTHORITY STEEPLE VIEW INCORPORATED
              PROJECTSS.+/-                                                          4.50            12/01/2034           115,000
   7,000,000  WISCONSIN HEFA (HCFR LOC)SS.+/-                                        3.80            12/01/2022         7,000,000
   2,500,000  WISCONSIN HEFA BELLIN MEMORIAL HOSPITAL (HCFR, CIFG
              INSURED)SS.+/-                                                         3.69            02/15/2036         2,500,000

                                                                                                                       12,428,475
                                                                                                                    -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $444,045,431)                                                                     443,229,921
                                                                                                                    -------------
SHORT-TERM INVESTMENTS - 6.70%

COMMERCIAL PAPER - 1.22%
   1,250,000  GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                4.00            01/25/2007         1,250,000
   2,000,000  GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                3.90            01/16/2007         2,000,000
   2,500,000  GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)                4.05            03/07/2007         2,500,000

                                                                                                                        5,750,000
                                                                                                                    -------------

SHARES
MUTUAL FUNDS - 5.48%
  25,852,949  WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~++                                          25,852,949
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $31,602,949)                                                                        31,602,949
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $475,648,380)*                                               100.65%                                          $ 474,832,870
OTHER ASSETS AND LIABILITIES, NET                                   (0.65)                                             (3,086,779)
                                                                   ------                                           -------------
TOTAL NET ASSETS                                                   100.00%                                          $ 471,746,091
                                                                   ======                                           =============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

##    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $25,852,949.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 99.09%

GUAM - 0.05%
$      5,000  GUAM POWER AUTHORITY SERIES A (ELECTRIC REVENUE LOC)                   5.25%           10/01/2013     $       5,247
      20,000  TERRITORY OF GUAM INFRASTRUCTURE IMPROVEMENT SERIES A (SALES
              TAX REVENUE LOC)                                                       5.50            11/01/2008            20,669
      10,000  TERRITORY OF GUAM SERIES A                                             5.20            11/15/2008            10,009

                                                                                                                           35,925
                                                                                                                    -------------

OKLAHOMA - 0.04%
      25,000  OKLAHOMA CITY OK NEW PUBLIC HOUSING AUTHORITY (HOUSING
              REVENUE, US GOVERNMENT GUARANTEED)                                     5.75            05/01/2009            26,047
                                                                                                                    -------------

PENNSYLVANIA - 0.30%
     200,000  LACKAWANNA COUNTY PA NEW HOUSING AUTHORITY (HOUSING REVENUE,
              US GOVERNMENT GUARANTEED)                                              5.75            05/01/2008           205,070
                                                                                                                    -------------

PUERTO RICO - 22.77%
      25,000  CHILDREN'S TRUST FUND (OTHER REVENUE LOC)                              5.00            05/15/2008            25,274
     275,000  CHILDREN'S TRUST FUND PUERTO RICO                                      5.00            05/15/2009           280,104
     250,000  CHILDREN'S TRUST FUND PUERTO RICO ASSET BACKED BONDS (EXCISE
              TAX REVENUE)                                                           4.13            05/15/2011           249,348
     100,000  COMMONWEALTH OF PUERTO RICO (OTHER REVENUE, FGIC INSURED)              5.50            07/01/2013           110,627
   1,000,000  COMMONWEALTH OF PUERTO RICO (TAX REVENUE, FIRST SECURITY BANK
              LOC)                                                                   6.50            07/01/2013         1,162,460
     600,000  COMMONWEALTH OF PUERTO RICO GOVERNMENT DEVELOPMENT BANK SENIOR
              NOTES SERIES B (OTHER REVENUE)                                         5.00            12/01/2014           639,204
     200,000  COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT SERIES A (FUEL
              SALES TAX REVENUE LOC)                                                 5.50            07/01/2016           227,598
      25,000  PUERTO RICO AQUEDUCT & SEWER AUTHORITY (WATER & WASTEWATER
              AUTHORITY REVENUE LOC)                                                 6.25            07/01/2012            28,229
     350,000  PUERTO RICO AQUEDUCT & SEWER AUTHORITY                                10.25            07/01/2009           378,585
     355,000  PUERTO RICO ELECTRIC POWER AUTHORITY CAPITAL APPRECIATION
              SERIES O^                                                              4.11            07/01/2017           231,531
     770,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES HH (ELECTRIC
              REVENUE LOC)                                                           5.25            07/01/2029           812,812
     405,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II                         5.25            07/01/2022           437,218
     100,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES KK (ELECTRIC
              REVENUE LOC)                                                           5.00            07/01/2011           105,519
     105,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES S (ELECTRIC
              REVENUE, MBIA INSURED)                                                 6.13            07/01/2009           111,376
     200,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES A (FUEL
              SALES TAX REVENUE LOC)                                                 5.50            07/01/2013           221,254
   1,900,000  PUERTO RICO HOUSING FINANCIAL CORPORATION SERIES F8J (HOUSING
              REVENUE, FHA INSURED)SS.+/-                                            4.03            06/01/2021         1,900,000
      50,000  PUERTO RICO INDUSTRIAL MEDICAL & ENVIRONMENTAL POLLUTION
              CONTROL FACILITIES FINANCING AUTHORITY PEPSICO INCORPORATED PROJECT    6.25            11/15/2013            51,458
     405,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
              ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ
              UNIVERSITY SYSTEM PROJECT                                              5.00            12/01/2009           414,145
     430,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
              ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ
              UNIVERSITY SYSTEM PROJECT                                              5.00            12/01/2010           442,337
      25,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
              CONTROL FACILITIES FINANCING AUTHORITY FHA INSURED
              DR. PILA HOSPITAL PROJECT A                                            6.50            11/15/2020            27,561
      60,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &  FINANCING
              AUTHORITY FHA INSURED ENVIRONMENTAL CONTROL FACILITIES
              DR. PILA HOSPITAL PROJECT A (HCFR LOC)                                 5.88            08/01/2012            60,101
     215,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
              ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA INSURED
              DR. PILA HOSPITAL PROJECT A (HCFR LOC)                                 5.50            07/01/2017           220,151
   5,305,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES BSS.+/-          4.56            10/01/2040         5,305,000
     275,000  PUERTO RICO MEDICAL SERVICES ADMINISTRATION                            4.25            06/01/2007           274,368
     500,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A (OTHER REVENUE LOC)      5.25            08/01/2021           537,220


WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
PUERTO RICO (CONTINUED)
$    300,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A PREREFUNDED
              (PROPERTY TAX REVENUE LOC)SS.                                          5.75%           08/01/2013     $     319,377
     105,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES B (PROPERTY TAX
              REVENUE, CIFG INSURED)                                                 5.25            07/01/2017           117,314
      40,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES D (LEASE REVENUE)        5.13            07/01/2024            41,802
     500,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES L                        5.50            07/01/2021           581,340
      25,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES M (LEASE REVENUE
              LOC)                                                                   5.60            07/01/2008            25,641

                                                                                                                       15,338,954
                                                                                                                    -------------

TEXAS - 3.80%
   3,700,000  EAST TEXAS FINANCE CORPORATION (SFHR, MBIA INSURED)^                   4.05            03/01/2016         2,563,064
                                                                                                                    -------------

VIRGIN ISLANDS - 4.38%
     500,000  TOBACCO SETTLEMENT FINANCING CORPORATION VIRGIN ISLANDS^@              4.37            05/15/2011           485,120
      45,000  UNIVERSITY OF THE VIRGIN ISLANDS SERIES A (COLLEGE &
              UNIVERSITY REVENUE LOC)                                                5.30            12/01/2008            46,146
     150,000  UNIVERSITY OF THE VIRGIN ISLANDS SERIES A (COLLEGE &
              UNIVERSITY REVENUE LOC)                                                5.85            12/01/2014           159,233
   1,000,000  VIRGIN ISLANDS PFA NOTE A (SEWER REVENUE)                              5.25            10/01/2019         1,064,740
     200,000  VIRGIN ISLANDS PFA REVENUE GROSS RECEIPTS TAXES LOAN NOTE
              SERIES A PREREFUNDED (TAX REVENUE LOC)SS.                              6.13            10/01/2029           218,700

     500,000  VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES                              5.50            10/01/2014           517,395
     250,000  VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES SERIES A                     5.00            10/01/2014           263,275
     180,000  VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES SERIES A                     5.20            10/01/2009           185,233
      10,000  VIRGIN ISLANDS PFA SERIES A (OTHER REVENUE)                            7.30            10/01/2018            12,391

                                                                                                                        2,952,233
                                                                                                                    -------------

WISCONSIN - 67.75%
      20,000  ASHWAUBENON WI CDA ARENA PROJECT                                       4.80            06/01/2016            20,993
     100,000  ASHWAUBENON WI CDA ARENA PROJECT                                       5.05            06/01/2019           106,090
     815,000  ASHWAUBENON WI CDA ARENA PROJECT                                       5.10            06/01/2020           866,777
     195,000  ASHWAUBENON WI CDA ARENA PROJECT SERIES A PREREFUNDEDSS.               5.80            06/01/2009           205,000
      65,000  BARABOO WI CDA                                                         4.50            03/01/2008            65,484
      95,000  BARABOO WI CDA                                                         4.70            03/01/2010            97,205
      80,000  BARABOO WI CDA                                                         4.80            03/01/2011            82,613
     800,000  BELOIT WI CDA SERIES A                                                 5.50            03/01/2020           842,528
      50,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
              INCORPORATED PROJECT SERIES B                                          4.20            04/01/2012            50,590
     100,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
              INCORPORATED PROJECT SERIES B                                          4.50            04/01/2014           102,071
      50,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
              INCORPORATED PROJECT SERIES B                                          5.13            04/01/2021            51,822
      80,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
              INCORPORATED PROJECT SERIES B PREREFUNDEDSS.                           5.25            04/01/2011            80,300
     105,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
              INCORPORATED PROJECT SERIES B PREREFUNDEDSS.                           5.40            04/01/2017           105,463
     175,000  CUDAHY WI CDA                                                          4.70            06/01/2009           179,177
      25,000  CUDAHY WI CDA (LEASE REVENUE)                                          5.00            06/01/2014            25,699
      10,000  CUDAHY WI CDA PREREFUNDED (LEASE REVENUE)SS.                           5.00            06/01/2014            10,326
   1,540,000  CUDATY WI CDA                                                          4.55            06/01/2019         1,568,459
      30,000  GERMANTOWN WI IDR QUARTERS BANNER WELDER INCORPORATED PROJECT          5.13            02/01/2011            30,013
     500,000  GLENDALE WI CDA BAYSHORE PUBLIC PARKING A                              4.75            10/01/2020           517,340
      45,000  GLENDALE WI CDA TAX INCREMENT 6                                        5.00            10/01/2019            46,697

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
WISCONSIN (CONTINUED)
$    100,000  GRANT COUNTY WI HOUSING AUTHORITY ORCHARD MANOR                       4.90%            07/01/2010     $     101,595
     115,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
              DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE LOC)   4.15            02/01/2008           115,739
       5,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
              DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE LOC)   4.35            02/01/2010             5,113
      10,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
              DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE LOC)   4.45            02/01/2011            10,320
     175,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
              DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE LOC)   4.75            02/01/2014           182,165
     140,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
              DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE LOC)   5.00            02/01/2019           145,979
      20,000  GREEN BAY WI HOUSING AUTHORITY FHA INSURED MORAINE LIMITED
              SERIES A (HOUSING REVENUE LOC)                                         6.15            12/01/2030            20,814
   1,445,000  GREEN BAY WI HOUSING AUTHORITY HOUSING REVENUE UNIVERSITY
              VILLAGE HOUSING INCORPORATED                                           5.00            04/01/2016         1,552,494
      20,000  GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A                     5.00            02/15/2013            20,711
      10,000  GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A                     5.50            02/15/2021            10,546
   1,500,000  GREEN BAY WI RDA CONVENTION CENTER PROJECT SERIES A
              PREREFUNDEDSS.                                                         5.25            06/01/2024         1,557,930
     100,000  GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT                      5.15            04/01/2013           103,868
     500,000  GREENFIELD WI CDA HOUSING REVENUE LAYTON TERRACE PROJECTSS.+/-         4.75            09/01/2033           504,600
     915,000  JACKSON WI CDA KETTLE MORAINE LUTHERAN (PRIVATE SCHOOL
              REVENUE, MARSHALL & ISLEY BANK LOC)SS.+/-                              3.93            06/01/2031           915,000
     245,000  JOHNSON CREEK WI CDA                                                   4.65            12/01/2012           252,975
      10,000  JOHNSON CREEK WI CDA                                                   5.00            12/01/2016            10,397
     200,000  KENOSHA WI GNMA COLLATERALIZED VILLA CIERA SERIES A (HOUSING
              REVENUE LOC)                                                           6.00            11/20/2041           206,852
     280,000  LIBERTY LAKE WI HOUSING PROJECT GNMA COLLATERALIZED WOODLAND
              PARK (HOUSING REVENUE LOC)                                             5.40            02/20/2043           289,422
      40,000  MADISON WI CDA REDEVELOPMENT MERITER RETIREMENT SERVICES               5.90            12/01/2008            40,047
   1,000,000  MILWAUKEE WI HOUSING AUTHORITY VETERANS HOUSING PROJECT                5.10            07/01/2022         1,057,520
   1,000,000  MILWAUKEE WI MILWAUKEE PUBLIC SCHOOLS (EDUCATIONAL FACILITIES
              REVENUE, AMBAC INSURED)                                                5.13            08/01/2021         1,060,520
     100,000  MILWAUKEE WI RDA (OTHER REVENUE, MARSHALL & ISLEY BANK LOC)            5.10            12/01/2023           100,557
   2,000,000  MILWAUKEE WI RDA MILWAUKEE PUBLIC SCHOOLS                              5.13            08/01/2022         2,118,660
   1,000,000  MILWAUKEE WI RDA MILWAUKEE PUBLIC SCHOOLS CONGRESS SERIES A            4.60            08/01/2022         1,021,510
     470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B         5.05            07/01/2019           490,360
     470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B         5.15            07/01/2020           492,297
     470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B         5.20            07/01/2021           493,185
     470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B         5.30            07/01/2022           495,662
     470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B         5.35            07/01/2023           497,034
     300,000  MILWAUKEE WI RDA REVENUE SCIENCE EDUCATION CONSORTIUM PROJECT
              SERIES A                                                               5.75            08/01/2035           304,050
     100,000  MILWAUKEE WI RDA SCHOOL ENGINEERING PROJECT SERIES A (COLLEGE
              & UNIVERSITY REVENUE LOC)                                              4.20            10/01/2010           101,477
      95,000  MILWAUKEE WI RDA SUMMERFEST PROJECT                                    4.20            08/01/2011            96,865
     875,000  MILWAUKEE WI RDA UNIVERSITY OF WISCONSIN
              KENILWORTH PROJECTSS.+/-                                               3.88            09/01/2040           875,000
      40,000  MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED
              PROJECT                                                                5.00            12/01/2018            40,225
     100,000  MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED
              PROJECT (OTHER REVENUE, MARSHALL & ISLEY BANK LOC)                     4.20            12/01/2007           100,378
     125,000  MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED
              PROJECT (OTHER REVENUE, MARSHALL & ISLEY BANK LOC)                     4.30            12/01/2008           125,551
      25,000  MILWAUKEE WI RDA YWCA GREATER MILWAUKEE SERIES A                       4.70            06/01/2009            25,067

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
WISCONSIN (CONTINUED)
$  1,000,000  NEENAH WI CDA SERIES A                                                 5.13%           12/01/2023     $   1,068,850
      50,000  OAKFIELD WI CDA                                                        4.40            12/01/2008            50,485
     350,000  OAKFIELD WI CDA                                                        5.40            12/01/2021           366,807
     100,000  OCONTO FALLS WI CDA                                                    4.15            06/01/2007           100,190
     150,000  OCONTO FALLS WI CDA                                                    4.15            06/01/2008           151,007
     150,000  OCONTO FALLS WI CDA                                                    4.05            06/01/2009           151,272
     135,000  OCONTO FALLS WI CDA                                                    4.60            06/01/2014           137,604
     175,000  OCONTO FALLS WI CDA                                                    4.65            06/01/2015           178,472
     200,000  OCONTO FALLS WI CDA                                                    4.90            06/01/2018           204,992
     210,000  ONALASKA WI CDA                                                        5.30            06/01/2015           213,620
     200,000  OSCEOLA WI RDA                                                         4.65            12/01/2010           204,306
     325,000  OSCEOLA WI RDA                                                         4.75            12/01/2011           334,627
     350,000  OSCEOLA WI RDA                                                         5.15            12/01/2015           364,179
     410,000  OSCEOLA WI RDA                                                         5.38            12/01/2020           428,241
      50,000  OSHKOSH WI ELDERLY HOUSING AUTHORITY FHA VILLA ST. THERESA A
              (HOUSING REVENUE LOC)                                                  5.90            06/01/2024            50,969
      25,000  REEDSVILLE WI NEW PUBLIC HOUSING (HOUSING REVENUE, US
              GOVERNMENT GUARANTEED)                                                 5.75            05/01/2009            26,047
      10,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT (SALES
              TAX REVENUE LOC)SS.                                                    5.65            03/13/2007            10,140
     250,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT JUNIOR
              LIEN SERIES B (SALES TAX REVENUE LOC)                                  5.50            12/15/2009           263,080
   1,545,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT JUNIOR
              LIEN SERIES B (SALES TAX REVENUE LOC)                                  5.50            12/15/2015         1,679,183
      85,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES
              A (SALES TAX REVENUE LOC)                                              5.50            12/15/2015            95,618
     280,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES
              A (SALES TAX REVENUE LOC)                                              5.50            12/15/2018           321,051
     195,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES
              A (SALES TAX REVENUE LOC)                                              5.50            12/15/2021           226,730
     100,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES
              A (SALES TAX  REVENUE, MBIA INSURED)                                   5.00            12/15/2017           105,975
   1,765,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES
              A (SALES TAX REVENUE, MBIA INSURED)                                    5.50            12/15/2017         2,011,694
      35,000  ST. CROIX FALLS WI CDA                                                 3.65            12/01/2007            34,880
      20,000  ST. CROIX FALLS WI CDA                                                 4.00            12/01/2007            20,053
     135,000  ST. CROIX FALLS WI CDA                                                 4.13            12/01/2008           136,102
     120,000  ST. CROIX FALLS WI CDA                                                 4.40            12/01/2011           123,636
      80,000  ST. CROIX FALLS WI CDA                                                 4.50            12/01/2011            81,307
     160,000  ST. CROIX FALLS WI CDA                                                 4.50            12/01/2012           165,490
      90,000  ST. CROIX FALLS WI CDA                                                 4.85            12/01/2014            92,856
     500,000  STURGEON BAY WI WATERFRONT RDA REFUNDED SERIES A (OTHER
              REVENUE)                                                               4.50            10/01/2021           505,090
      50,000  STURTEVANT WI CDA                                                      3.55            12/01/2009            49,621
      75,000  STURTEVANT WI CDA                                                      4.60            12/01/2010            75,933
     110,000  STURTEVANT WI CDA                                                      4.80            12/01/2012           111,652
     300,000  STURTEVANT WI CDA                                                      4.40            12/01/2015           305,586
      25,000  SUN PRAIRIE WI CDA SERIES B                                            5.00            02/01/2012            25,909
      95,000  SUN PRAIRIE WI CDA SERIES B                                            5.10            02/01/2013            98,620
     105,000  SUN PRAIRIE WI CDA SERIES B                                            5.20            02/01/2014           109,205
     750,000  VERONA WI CDA                                                          5.38            12/01/2022           789,728
      50,000  WATERFORD WI CDA PREREFUNDEDSS.                                        5.35            10/01/2014            52,650
      95,000  WATERFORD WI CDA PREREFUNDEDSS.                                        5.80            10/01/2023           101,517

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
WISCONSIN (CONTINUED)
$    240,000  WATERTOWN WI CDA SERIES A                                              5.00%          05/01/2018      $     244,330
   1,000,000  WATERTOWN WI CDA SERIES A (LEASE REVENUE)                              4.70           10/01/2025          1,041,250
      50,000  WATERTOWN WI CDA SERIES B                                              4.25           05/01/2008             50,289
     500,000  WAUKESHA COUNTY WI HOUSING AUTHORITY BROOKFIELD WOODS
              PROJECTSS.+/-                                                          4.80           03/01/2034            500,190
     590,000  WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECTSS.+/-       5.00           12/01/2027            600,467
     410,000  WAUKESHA WI RDA GNMA COLLATERALIZED AVALON SQUARE PROJECT
              SERIES A (HCFR LOC)                                                    5.00           06/20/2021            431,111
      75,000  WAUKESHA WI RDA SENIOR HOUSING PRESBYTERIAN HOMES PROJECT
              PREREFUNDEDSS.                                                         7.25           06/01/2020             82,569
     100,000  WAUKESHA WI RDA SENIOR HOUSING PRESBYTERIAN HOMES PROJECT
              PREREFUNDEDSS.                                                         7.50           06/01/2035            110,884
     100,000  WAUPACA WI CDA SERIES A (RECREATIONAL FACILITIES REVENUE)              4.80           04/01/2013            104,249
     105,000  WAUWATOSA WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING
              HAWTHORNE SERIES A^                                                    3.76           05/01/2007            103,689
     100,000  WAUWATOSA WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING
              HAWTHORNE SERIES A^                                                    3.78           11/01/2007             96,929
      45,000  WAUWATOSA WI RDA (LEASE REVENUE LOC)                                   5.65           12/01/2016             45,840
      85,000  WEST ALLIS WI CDA MFHR VETERANS PARK PROJECTSS.+/-                     4.00           11/01/2009             85,090
      65,000  WEST ALLIS WI CDA MFHR VETERANS PARK PROJECTSS.+/-                     4.30           11/01/2010             65,621
     220,000  WESTON WI CDA                                                          4.25           10/01/2013            225,293
     720,000  WESTON WI CDA SERIES A                                                 5.25           10/01/2020            779,954
   3,250,000  WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION BONDS (TAX
              REVENUE LOC)^                                                          4.45           12/15/2030          1,132,105
     220,000  WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION SENIOR
              DEDICATED SERIES A (TAX REVENUE LOC)^                                  4.27           12/15/2021            116,923
      25,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)           5.25           12/15/2013             27,232
     210,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)           5.25           12/15/2015            231,949
     465,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)           5.25           12/15/2016            516,438
     300,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)           5.25           12/15/2018            338,415
     105,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)           5.25           12/15/2019            119,084
     570,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED SERIES 1998A (OTHER
              REVENUE, FIRST SECURITY BANK LOC)                                      5.25           12/15/2027            656,651
      65,000  WISCONSIN DELLS CDA SERIES A                                           4.65           09/01/2014             66,633
      70,000  WISCONSIN DELLS CDA SERIES A                                           4.80           09/01/2015             72,069
      75,000  WISCONSIN DELLS CDA SERIES A                                           4.90           09/01/2016             77,450
      80,000  WISCONSIN DELLS CDA SERIES A                                           5.00           09/01/2017             82,743
     160,000  WISCONSIN HFA REVENUE PREREFUNDED (HOUSING REVENUE LOC)SS.             6.10           12/01/2017            176,064
   1,800,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY AMT SERIES A
              (HOUSING REVENUE)                                                      4.75           05/01/2037          1,774,260
   1,000,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
              (HOUSING REVENUE, AMBAC INSURED)                                       4.70           11/01/2025          1,022,100
   1,750,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
              (HOUSING REVENUE, AMBAC INSURED)                                       4.90           11/01/2035          1,788,343
     675,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT SERIES B (HOUSING
              REVENUE)                                                               4.40           05/01/2037            658,607

                                                                                                                       45,646,927
                                                                                                                    -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $65,403,418)                                                                       66,768,220
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $65,403,418)*                          99.09%                                                                 $  66,768,220
OTHER ASSETS AND LIABILITIES, NET             0.91                                                                        612,707
                                            ------                                                                  -------------
TOTAL NET ASSETS                            100.00%                                                                 $  67,380,927
                                            ======                                                                  =============

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

@     STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

             STATEMENTS OF ASSETS AND LIABILITIES--DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          INTERMEDIATE TAX-FREE
                                                                                                           FUND
---------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ......................................................          $ 157,434,388
   INVESTMENTS IN AFFILIATES ...........................................................              5,443,323
                                                                                                  -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .....................................            162,877,711
                                                                                                  -------------

   CASH ................................................................................                      0
   RECEIVABLE FOR FUND SHARES ISSUED ...................................................              1,061,635
   RECEIVABLE FOR INVESTMENTS SOLD .....................................................                704,734
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..............................................              1,861,222
                                                                                                  -------------
TOTAL ASSETS ...........................................................................            166,505,302
                                                                                                  -------------

LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ....................................................                  7,300
   PAYABLE FOR INVESTMENTS PURCHASED ...................................................              2,159,223
   DIVIDENDS PAYABLE ...................................................................                509,851
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...............................                 65,798
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .............................                 37,123
   ACCRUED EXPENSES AND OTHER LIABILITIES ..............................................                 28,732
                                                                                                  -------------
TOTAL LIABILITIES ......................................................................              2,808,027
                                                                                                  -------------
TOTAL NET ASSETS .......................................................................          $ 163,697,275
                                                                                                  =============

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .....................................................................          $ 162,625,706
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........................................                 (1,038)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................                237,559
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
     TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ...........                835,048
                                                                                                  -------------
TOTAL NET ASSETS .......................................................................          $ 163,697,275
                                                                                                  -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ................................................................                    N/A
   SHARES OUTSTANDING - CLASS A ........................................................                    N/A
   NET ASSET VALUE PER SHARE - CLASS A .................................................                    N/A
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A ..........................................                    N/A
   NET ASSETS - CLASS B ................................................................                    N/A
   SHARES OUTSTANDING - CLASS B ........................................................                    N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..............................                    N/A
   NET ASSETS - CLASS C ................................................................                    N/A
   SHARES OUTSTANDING - CLASS C ........................................................                    N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..............................                    N/A
   NET ASSETS - ADMINISTRATOR CLASS ....................................................                    N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ............................................                    N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ..................                    N/A
   NET ASSETS - ADVISOR CLASS ..........................................................                    N/A
   SHARES OUTSTANDING - ADVISOR CLASS ..................................................                    N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS ........................                    N/A
   NET ASSETS - INSTITUTIONAL CLASS ....................................................                    N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ............................................                    N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ..................                    N/A
   NET ASSETS - INVESTOR CLASS .........................................................          $ 163,697,275
   SHARES OUTSTANDING - INVESTOR CLASS .................................................             15,208,235
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS .......................          $       10.76
                                                                                                  -------------
INVESTMENTS AT COST ....................................................................          $ 162,042,663
                                                                                                  =============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.50 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                         MUNICIPAL  SHORT-TERM MUNICIPAL       ULTRA SHORT-TERM  WISCONSIN TAX-FREE
                                                         BOND FUND             BOND FUND  MUNICIPAL INCOME FUND                FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ................... $376,889,665          $655,797,451           $448,979,921         $66,768,220
   INVESTMENTS IN AFFILIATES ........................       47,477             2,688,898             25,852,949                   0
                                                      ------------          ------------           ------------         -----------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..  376,937,142           658,486,349            474,832,870          66,768,220
                                                      ------------          ------------           ------------         -----------
   CASH .............................................            0                     0                  1,458             214,995
   RECEIVABLE FOR FUND SHARES ISSUED ................       39,895               681,652                126,216              99,356
   RECEIVABLE FOR INVESTMENTS SOLD ..................    3,123,433             3,155,044              5,033,698                   0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...........    4,739,282             7,683,319              4,343,413             660,225
                                                      ------------          ------------           ------------         -----------
TOTAL ASSETS ........................................  384,839,752           670,006,364            484,337,655          67,742,796
                                                      ------------          ------------           ------------         -----------

LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED .................       16,729               916,517              2,602,949              25,314
   PAYABLE FOR INVESTMENTS PURCHASED ................    8,202,930            16,128,138              8,100,297              28,187
   DIVIDENDS PAYABLE ................................    1,398,080             2,171,576              1,560,008             214,646
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES
      (NOTE 3) ......................................      192,937               284,363                225,060              28,946
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING
      AGENT .........................................       86,284               148,736                 90,006              16,581
   ACCRUED EXPENSES AND OTHER LIABILITIES ...........       81,159                62,514                 13,244              48,195
                                                      ------------          ------------           ------------         -----------
TOTAL LIABILITIES ...................................    9,978,119            19,711,844             12,591,564             361,869
                                                      ------------          ------------           ------------         -----------
TOTAL NET ASSETS .................................... $374,861,633          $650,294,520           $471,746,091         $67,380,927
                                                      ============          ============           ============         ===========

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .................................. $369,833,584          $664,274,186           $551,394,373         $65,974,821
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......       (8,506)               (7,200)                39,431              (1,693)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON
      INVESTMENTS ...................................   (7,764,062)          (12,940,385)           (78,872,203)             42,997
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF
     INVESTMENTS, FOREIGN CURRENCIES AND TRANSLATION
     OF ASSETS AND LIABILITIES DENOMINATED IN
     FOREIGN CURRENCIES .............................   12,800,617            (1,032,081)              (815,510)          1,364,802
                                                      ------------          ------------           ------------         -----------
TOTAL NET ASSETS .................................... $374,861,633          $650,294,520           $471,746,091         $67,380,927
                                                      ------------          ------------           ------------         -----------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ............................. $132,789,098                   N/A                    N/A                 N/A
   SHARES OUTSTANDING - CLASS A .....................   13,759,370                   N/A                    N/A                 N/A
   NET ASSET VALUE PER SHARE - CLASS A .............. $       9.65                   N/A                    N/A                 N/A
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A ......  $      10.10(2)                N/A                    N/A                 N/A
   NET ASSETS - CLASS B ............................  $ 10,627,017                   N/A                    N/A                 N/A
   SHARES OUTSTANDING - CLASS B ....................     1,101,119                   N/A                    N/A                 N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
      CLASS B ......................................  $       9.65                   N/A                    N/A                 N/A
   NET ASSETS - CLASS C ............................  $  2,065,625          $  3,242,401                    N/A         $ 3,773,189
   SHARES OUTSTANDING - CLASS C ....................       214,103               331,459                    N/A             356,749
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
      CLASS C ....................................... $       9.65          $       9.78                    N/A         $     10.58
   NET ASSETS - ADMINISTRATOR CLASS ................. $ 17,324,713                   N/A                    N/A                 N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .........    1,795,702                   N/A                    N/A                 N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
      ADMINISTRATOR CLASS ........................... $       9.65                   N/A                    N/A                 N/A
   NET ASSETS - ADVISOR CLASS .......................          N/A                   N/A           $ 11,174,463                 N/A
   SHARES OUTSTANDING - ADVISOR CLASS ...............          N/A                   N/A              2,340,810                 N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
      ADVISOR CLASS .................................          N/A                   N/A           $       4.77                 N/A
   NET ASSETS - INSTITUTIONAL CLASS .................          N/A                   N/A           $ 84,775,142                 N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS .........          N/A                   N/A             17,765,120                 N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
      INSTITUTIONAL CLASS ...........................          N/A                   N/A           $       4.77                 N/A
   NET ASSETS - INVESTOR CLASS ...................... $212,055,180          $647,052,119           $375,796,486         $63,607,738
   SHARES OUTSTANDING - INVESTOR CLASS ..............   21,979,924            66,080,469             78,726,746           6,013,725
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
      INVESTOR CLASS ................................ $       9.65          $       9.79           $       4.77         $     10.58
                                                      ------------          ------------           ------------         -----------
INVESTMENTS AT COST ................................. $364,136,525          $659,518,430           $475,648,380         $65,403,418
                                                      ============          ============           ============         ===========

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                                      STATEMENTS OF OPERATIONS--
                          FOR THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    INTERMEDIATE TAX-FREE
                                                                                     FUND
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST .....................................................             $ 2,502,400
   INCOME FROM AFFILIATED SECURITIES ............................                 151,672
                                                                              -----------
TOTAL INVESTMENT INCOME .........................................               2,654,072
                                                                              -----------

EXPENSES
   ADVISORY FEES ................................................                 240,351
   ADMINISTRATION FEES
      FUND LEVEL ................................................                 300,438
      CLASS A ...................................................                     N/A
      CLASS B ...................................................                     N/A
      CLASS C ...................................................                     N/A
      ADMINISTRATOR CLASS .......................................                     N/A
      ADVISOR CLASS .............................................                     N/A
      INSTITUTIONAL CLASS .......................................                     N/A
      INVESTOR CLASS ............................................                     N/A
   CUSTODY FEES .................................................                  12,018
   SHAREHOLDER SERVICING FEES ...................................                 150,219
   ACCOUNTING FEES ..............................................                  13,450
   DISTRIBUTION FEES (NOTE 3)

      CLASS B ...................................................                     N/A
      CLASS C ...................................................                     N/A
   PROFESSIONAL FEES ............................................                  12,070
   REGISTRATION FEES ............................................                  15,401
   SHAREHOLDER REPORTS ..........................................                  10,820
   TRUSTEES' FEES ...............................................                   4,300
   OTHER FEES AND EXPENSES ......................................                     723
                                                                              -----------
TOTAL EXPENSES ..................................................                 759,790
                                                                              -----------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES
     (NOTE 3) ...................................................                (309,131)
   NET EXPENSES .................................................                 450,659
                                                                              -----------
NET INVESTMENT INCOME (LOSS) ....................................               2,203,413
                                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
     CURRENCY TRANSLATION .......................................                 361,797
   FUTURES TRANSACTIONS .........................................                 218,982
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE
     TRANSACTIONS ...............................................                       0
                                                                              -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .......................                 580,779
                                                                              -----------

NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) OF:

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
      CURRENCY TRANSLATION ......................................               1,550,226
   FUTURES TRANSACTIONS .........................................                  11,430
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE
     TRANSACTIONS ...............................................                       0
                                                                              -----------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) OF INVESTMENTS ................................               1,561,656
                                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS ..................................................               2,142,435
                                                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ..............................................             $ 4,345,848
                                                                              ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--
FOR THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                     MUNICIPAL   SHORT-TERM MUNICIPAL        ULTRA SHORT-TERM   WISCONSIN TAX-FREE
                                                     BOND FUND              BOND FUND   MUNICIPAL INCOME FUND                 FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ....................................   $ 8,987,049            $13,558,492             $10,320,863           $1,420,445
   INCOME FROM AFFILIATED SECURITIES ...........       262,012                307,017                 213,090                    0
                                                   -----------            -----------             -----------           ----------
TOTAL INVESTMENT INCOME ........................     9,249,061             13,865,509              10,533,953            1,420,445
                                                   -----------            -----------             -----------           ----------
EXPENSES
   ADVISORY FEES ...............................       750,055              1,252,301               1,014,967              129,970
   ADMINISTRATION FEES
      FUND LEVEL ...............................        93,757                160,896                 127,139               16,246
      CLASS A ..................................       189,954                    N/A                     N/A                  N/A
      CLASS B ..................................        16,197                    N/A                     N/A                  N/A
      CLASS C ..................................         2,894                  4,616                     N/A                4,731
      ADMINISTRATOR CLASS ......................         8,534                    N/A                     N/A                  N/A
      ADVISOR CLASS ............................           N/A                    N/A                  17,335                  N/A
      INSTITUTIONAL CLASS ......................           N/A                    N/A                  35,577                  N/A
      INVESTOR CLASS ...........................       469,445              1,279,142                 916,276              138,612
   CUSTODY FEES ................................        37,503                 64,359                  50,856                6,498
   SHAREHOLDER SERVICING FEES ..................       468,785                804,482                 524,520               81,231
   ACCOUNTING FEES .............................        32,564                 33,543                  35,124               15,073
   DISTRIBUTION FEES (NOTE 3)

      CLASS B ..................................        43,385                    N/A                     N/A                  N/A
      CLASS C ..................................         7,751                 15,053                     N/A               12,673
   PROFESSIONAL FEES ...........................        48,672                 15,134                 104,443               11,159
   REGISTRATION FEES ...........................        19,110                 15,877                  25,174               16,288
   SHAREHOLDER REPORTS .........................        31,445                 31,103                  23,538                8,690
   TRUSTEES' FEES ..............................         4,300                  4,300                   4,300                4,300
   OTHER FEES AND EXPENSES .....................        13,107                  6,201                   5,723                1,044
                                                   -----------            -----------             -----------           ----------
TOTAL EXPENSES .................................     2,237,458              3,687,007               2,884,972              446,515
                                                   -----------            -----------             -----------           ----------
LESS:

   WAIVED FEES AND REIMBURSED EXPENSES
     (NOTE 3) ..................................      (676,188)            (1,543,586)             (1,208,548)            (190,317)
   NET EXPENSES ................................     1,561,270              2,143,421               1,676,424              256,198
                                                   -----------            -----------             -----------           ----------
NET INVESTMENT INCOME (LOSS) ...................     7,687,791             11,722,088               8,857,529            1,164,247
                                                   -----------            -----------             -----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
     CURRENCY TRANSLATION ......................     2,915,218                 97,457                (303,056)              86,261
   FUTURES TRANSACTIONS ........................       376,839                322,085                 148,527               56,790
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE
     TRANSACTIONS ..............................             0                 (3,626)                 (7,189)                   0
                                                   -----------            -----------             -----------           ----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ......     3,292,057                415,916                (161,718)             143,051
                                                   -----------            -----------             -----------           ----------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
     CURRENCY TRANSLATION ......................     6,597,080              3,152,498               1,484,538            1,321,662
   FUTURES TRANSACTIONS ........................        (7,287)                72,447                  29,411                5,349
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE
     TRANSACTIONS ..............................             0                  5,441                  12,696                    0
                                                   -----------            -----------             -----------           ----------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) OF INVESTMENTS ...............     6,589,793              3,230,386               1,526,645            1,327,011
                                                   -----------            -----------             -----------           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS .................................     9,881,850              3,646,302               1,364,927            1,470,062
                                                   -----------            -----------             -----------           ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .............................   $17,569,641            $15,368,390             $10,222,456           $2,634,309
                                                   ===========            ===========             ===========           ==========

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 INTERMEDIATE TAX-FREE FUND
                                                                             ---------------------------------
                                                                                       FOR THE
                                                                              SIX MONTHS ENDED         FOR THE
                                                                             DECEMBER 31, 2006      YEAR ENDED
                                                                                   (UNAUDITED)   JUNE 30, 2006
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..............................................       $      90,622,935   $  71,869,518

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ......................................               2,203,413       2,878,019
   NET REALIZED GAIN (LOSS) ON
   INVESTMENTS .......................................................                 580,779          57,178
   NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) OF INVESTMENTS .....................................               1,561,656      (1,966,841)
                                                                             -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........................................               4,345,848         968,356
                                                                             -----------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ........................................................                     N/A             N/A
      CLASS B ........................................................                     N/A             N/A
      CLASS C ........................................................                     N/A             N/A
      ADMINISTRATOR CLASS ............................................                     N/A             N/A
      ADVISOR CLASS ..................................................                     N/A             N/A
      INSTITUTIONAL CLASS ............................................                     N/A             N/A
      INVESTOR CLASS .................................................              (2,203,414)     (2,878,010)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ........................................................                     N/A             N/A
      CLASS B ........................................................                     N/A             N/A
      CLASS C ........................................................                     N/A             N/A
      ADMINISTRATOR CLASS ............................................                     N/A             N/A
      INVESTOR CLASS .................................................                (274,765)       (124,133)
                                                                             -----------------   -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................................              (2,478,179)     (3,002,143)
                                                                             -----------------   -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A
   (NOTE 1) ..........................................................                     N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS -
   CLASS A (NOTE 1) ..................................................                     N/A             N/A
   COST OF SHARES REDEEMED -
   CLASS A (NOTE 1) ..................................................                     N/A             N/A
                                                                             -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ............................................                     N/A             N/A
                                                                             -----------------   -------------
   PROCEEDS FROM SHARES SOLD -
   CLASS B (NOTE 1) ..................................................                     N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS -
   CLASS B (NOTE 1) ..................................................                     N/A             N/A
   COST OF SHARES REDEEMED - CLASS B .................................                     N/A             N/A
                                                                             -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ............................................                     N/A             N/A
                                                                             -----------------   -------------
   PROCEEDS FROM SHARES SOLD -
   CLASS C (NOTE 1) ..................................................                     N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS -
   CLASS C (NOTE 1) ..................................................                     N/A             N/A
   Cost of shares redeemed - Class C
   (Note 1) ..........................................................                     N/A             N/A
                                                                             -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C .............................................                     N/A             N/A
                                                                             -----------------   -------------
   PROCEEDS FROM SHARES SOLD -
   ADMINISTRATOR CLASS (NOTE 1) ......................................                     N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS -
   ADMINISTRATOR CLASS (NOTE 1) ......................................                     N/A             N/A
   COST OF SHARES REDEEMED -
   ADMINISTRATOR CLASS (NOTE 1) ......................................                     N/A             N/A
                                                                             -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ................................                     N/A             N/A
                                                                             -----------------   -------------
   PROCEEDS FROM SHARES SOLD - ADVISOR
   CLASS .............................................................                     N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS -
   ADVISOR CLASS .....................................................                     N/A             N/A
   COST OF SHARES REDEEMED - ADVISOR
   CLASS .............................................................                     N/A             N/A
                                                                             -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADVISOR CLASS ......................................                     N/A             N/A
                                                                             -----------------   -------------
   PROCEEDS FROM SHARES SOLD -
   INSTITUTIONAL CLASS ...............................................                     N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS -
   INSTITUTIONAL CLASS ...............................................                     N/A             N/A
   COST OF SHARES REDEEMED -
   INSTITUTIONAL CLASS ...............................................                     N/A             N/A
                                                                             -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ................................                     N/A             N/A
                                                                             -----------------   -------------
   PROCEEDS FROM SHARES SOLD - INVESTOR
   CLASS .............................................................              87,616,977      52,955,250
   REINVESTMENT OF DISTRIBUTIONS -
   INVESTOR CLASS ....................................................               1,805,463       2,636,899
   COST OF SHARES REDEEMED - INVESTOR
   CLASS .............................................................             (18,215,769)    (34,804,945)
                                                                             -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS .....................................              71,206,671      20,787,204
                                                                             -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ......................................................              71,206,671      20,787,204
                                                                             -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS ................................              73,074,340      18,753,417
                                                                             =================   =============
ENDING NET ASSETS ....................................................       $     163,697,275   $  90,622,935
                                                                             =================   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                       MUNICIPAL BOND FUND            SHORT-TERM MUNICIPAL BOND FUND
                                                 ---------------------------------   ---------------------------------
                                                           FOR THE                            FOR THE
                                                  SIX MONTHS ENDED         FOR THE    SIX MONTHS ENDED         FOR THE
                                                 DECEMBER 31, 2006      YEAR ENDED   DECEMBER 31, 2006      YEAR ENDED
                                                       (UNAUDITED)   JUNE 30, 2006         (UNAUDITED)   JUNE 30, 2006
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................     $     365,601,700   $ 385,942,540    $    642,407,946   $ 665,631,344

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............             7,687,791      15,908,461          11,722,088      22,618,960
   NET REALIZED GAIN (LOSS) ON
   INVESTMENTS .............................             3,292,057       9,104,765             415,916        (232,329)
   NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) OF INVESTMENTS ...........             6,589,793     (16,693,592)          3,230,386      (6,475,953)
                                                 -----------------   -------------    ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............            17,569,641       8,319,634          15,368,390      15,910,678
                                                 -----------------   -------------    ----------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ..............................            (2,770,544)     (5,767,655)                N/A             N/A
      CLASS B ..............................              (192,858)       (626,312)                N/A             N/A
      CLASS C ..............................               (34,446)        (68,952)            (55,705)       (152,401)
      ADMINISTRATOR CLASS ..................              (380,041)       (773,873)                N/A             N/A
      ADVISOR CLASS ........................                   N/A             N/A                 N/A             N/A
      INSTITUTIONAL CLASS ..................                   N/A             N/A                 N/A             N/A
      INVESTOR CLASS .......................            (4,309,901)     (8,671,659)        (11,662,758)    (22,451,873)
   NET REALIZED GAIN ON SALES OF
      INVESTMENTS
      CLASS A ..............................              (255,022)            N/A                 N/A             N/A
      CLASS B ..............................               (20,456)            N/A                 N/A             N/A
      CLASS C ..............................                (3,948)            N/A                 N/A             N/A
      ADMINISTRATOR CLASS ..................               (33,218)            N/A                 N/A             N/A
      INVESTOR CLASS .......................              (403,221)              0                 N/A               0
                                                 -----------------   -------------    ----------------   -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........            (8,403,655)    (15,908,451)        (11,718,463)    (22,604,274)
                                                 -----------------   -------------    ----------------   -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A
   (NOTE 1) ................................             2,222,440      10,153,761                 N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS -
   CLASS A (NOTE 1) ........................             1,932,198       4,351,121                 N/A             N/A
   COST OF SHARES REDEEMED -
   CLASS A (NOTE 1) ........................            (9,584,753)    (18,747,789)                N/A             N/A
                                                 -----------------   -------------    ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ..................            (5,430,115)     (4,242,907)                N/A             N/A
                                                 -----------------   -------------    ----------------   -------------
   PROCEEDS FROM SHARES SOLD -
   CLASS B (NOTE 1) ........................               143,696         310,562                 N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS -
   CLASS B (NOTE 1) ........................               143,588         481,950                 N/A             N/A
   COST OF SHARES REDEEMED - CLASS B .......            (2,323,614)    (10,775,911)                N/A             N/A
                                                 -----------------   -------------    ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ..................            (2,036,330)     (9,983,399)                N/A             N/A
                                                 -----------------   -------------    ----------------   -------------
   PROCEEDS FROM SHARES SOLD -
   CLASS C (NOTE 1) ........................                71,290         121,141             517,264       2,139,959
   REINVESTMENT OF DISTRIBUTIONS -
   CLASS C (NOTE 1) ........................                17,065          32,982              17,431          32,174
   Cost of shares redeemed - Class C
   (Note 1) ................................               (25,857)       (127,994)         (2,285,274)     (5,373,488)
                                                 -----------------   -------------    ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C ...................                62,498          26,129          (1,750,579)     (3,201,355)
                                                 -----------------   -------------    ----------------   -------------
   PROCEEDS FROM SHARES SOLD -
   ADMINISTRATOR CLASS (NOTE 1) ............             1,044,853         291,274                 N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS -
   ADMINISTRATOR CLASS (NOTE 1) ............               259,699         602,890                 N/A             N/A
   COST OF SHARES REDEEMED -
   ADMINISTRATOR CLASS (NOTE 1) ............              (520,631)     (2,239,664)                N/A             N/A
                                                 -----------------   -------------    ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ......               783,921      (1,345,500)                N/A             N/A
                                                 -----------------   -------------    ----------------   -------------
   PROCEEDS FROM SHARES SOLD - ADVISOR
   CLASS ...................................                   N/A             N/A                 N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS -
   ADVISOR CLASS ...........................                   N/A             N/A                 N/A             N/A
   COST OF SHARES REDEEMED - ADVISOR
   CLASS ...................................                   N/A             N/A                 N/A             N/A
                                                 -----------------   -------------    ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADVISOR CLASS ............                   N/A             N/A                 N/A             N/A
                                                 -----------------   -------------    ----------------   -------------
   PROCEEDS FROM SHARES SOLD -
   INSTITUTIONAL CLASS .....................                   N/A             N/A                 N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS -
   INSTITUTIONAL CLASS .....................                   N/A             N/A                 N/A             N/A
   COST OF SHARES REDEEMED -
   INSTITUTIONAL CLASS .....................                   N/A             N/A                 N/A             N/A
                                                 -----------------   -------------    ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ......                   N/A             N/A                 N/A             N/A
                                                 -----------------   -------------    ----------------   -------------
   PROCEEDS FROM SHARES SOLD - INVESTOR
   CLASS ...................................            18,964,432      44,783,532         111,403,036     294,133,822
   REINVESTMENT OF DISTRIBUTIONS -
   INVESTOR CLASS ..........................             3,101,700       6,841,872           7,770,592      17,462,410
   COST OF SHARES REDEEMED - INVESTOR
   CLASS ...................................           (15,352,159)    (48,831,750)       (113,186,402)   (324,924,679)
                                                 -----------------   -------------    ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ...........             6,713,973       2,793,654           5,987,226     (13,328,447)
                                                 -----------------   -------------    ----------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ............................                93,947     (12,752,023)          4,236,647     (16,529,802)
                                                 -----------------   -------------    ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS ......             9,259,933     (20,340,840)          7,886,574     (23,223,398)
                                                 =================   =============    ================   =============
ENDING NET ASSETS ..........................     $     374,861,633   $ 365,601,700    $    650,294,520   $ 642,407,946
                                                 =================   =============    ================   =============

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  INTERMEDIATE TAX-FREE FUND
                                                                                             ------------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED            FOR THE
                                                                                             DECEMBER 31, 2006         YEAR ENDED
                                                                                                   (UNAUDITED)      JUNE 30, 2006
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) .........................................................                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ......................                N/A                N/A
   SHARES REDEEMED - CLASS A (NOTE 1) .....................................................                N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...................................                N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS B (NOTE 1) .........................................................                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ......................                N/A                N/A
   SHARES REDEEMED - CLASS B (NOTE 1) .....................................................                N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...................................                N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS C (NOTE 1) .........................................................                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ......................                N/A                N/A
   SHARES REDEEMED - CLASS C (NOTE 1) .....................................................                N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...................................                N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............................................                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..........                N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .........................................                N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .......................                N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - ADVISOR CLASS ............................................................                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .........................                N/A                N/A
   SHARES REDEEMED - ADVISOR CLASS ........................................................                N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS .............................                N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - INSTITUTIONAL CLASS ......................................................                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................                N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ..................................................                N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......................                N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - INVESTOR CLASS ...........................................................          8,143,625          4,958,550
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................            167,532            247,376
   SHARES REDEEMED - INVESTOR CLASS .......................................................         (1,696,826)        (3,261,947)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ............................          6,614,331          1,943,979
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...          6,614,331          1,943,979
                                                                                               ===============    ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................    $        (1,038)   $        (1,037)
                                                                                               ===============    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                       MUNICIPAL BOND FUND
                                                                                             ------------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED            FOR THE
                                                                                             DECEMBER 31, 2006         YEAR ENDED
                                                                                                   (UNAUDITED)      JUNE 30, 2006
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) .........................................................            231,894          1,066,074
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ......................            200,481            457,295
   SHARES REDEEMED - CLASS A (NOTE 1) .....................................................           (998,574)        (1,969,332)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...................................           (566,199)          (445,963)
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS B (NOTE 1) .........................................................             15,018             32,620
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ......................             14,898             50,628
   SHARES REDEEMED - CLASS B (NOTE 1) .....................................................           (242,324)        (1,131,994)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...................................           (212,408)        (1,048,746)
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS C (NOTE 1) .........................................................              7,530             12,644
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ......................              1,770              3,467
   SHARES REDEEMED - CLASS C (NOTE 1) .....................................................             (2,701)           (13,394)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...................................              6,599              2,717
                                                                                               ---------------    ---------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............................................            108,186             30,733
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..........             26,954             63,377
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .........................................            (54,137)          (235,559)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .......................             81,003           (141,449)
                                                                                               ---------------    ---------------
   SHARES SOLD - ADVISOR CLASS ............................................................                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .........................                N/A                N/A
   SHARES REDEEMED - ADVISOR CLASS ........................................................                N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS .............................                N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - INSTITUTIONAL CLASS ......................................................                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................                N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ..................................................                N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......................                N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - INVESTOR CLASS ...........................................................          1,976,525          4,698,844
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................            321,878            719,329
   SHARES REDEEMED - INVESTOR CLASS .......................................................         (1,603,255)        (5,132,107)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ............................            695,148            286,066
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...              4,143         (1,347,375)
                                                                                               ===============    ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................    $        (8,506)   $        (8,507)
                                                                                               ===============    ===============

                                                                                                SHORT-TERM MUNICIPAL BOND FUND
                                                                                             ------------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED            FOR THE
                                                                                             DECEMBER 31, 2006         YEAR ENDED
                                                                                                   (UNAUDITED)      JUNE 30, 2006
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) .........................................................                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ......................                N/A                N/A
   SHARES REDEEMED - CLASS A (NOTE 1) .....................................................                N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...................................                N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS B (NOTE 1) .........................................................                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ......................                N/A                N/A
   SHARES REDEEMED - CLASS B (NOTE 1) .....................................................                N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...................................                N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS C (NOTE 1) .........................................................             52,886            218,749
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ......................              1,782              3,294
   SHARES REDEEMED - CLASS C (NOTE 1) .....................................................           (233,665)          (549,128)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...................................           (178,997)          (327,085)
                                                                                               ---------------    ---------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............................................                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..........                N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .........................................                N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .......................                N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - ADVISOR CLASS ............................................................                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .........................                N/A                N/A
   SHARES REDEEMED - ADVISOR CLASS ........................................................                N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS .............................                N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - INSTITUTIONAL CLASS ......................................................                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................                N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ..................................................                N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......................                N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - INVESTOR CLASS ...........................................................         11,377,389         30,051,949
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................            793,551          1,785,216
   SHARES REDEEMED - INVESTOR CLASS .......................................................        (11,568,081)       (33,214,505)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ............................            602,859         (1,377,340)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...            423,862         (1,704,425)
                                                                                               ===============    ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................    $        (7,200)   $       (10,825)
                                                                                               ===============    ===============

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                      ULTRA SHORT-TERM
                                                                                                    MUNICIPAL INCOME FUND
                                                                                              ---------------------------------
                                                                                                        FOR THE
                                                                                               SIX MONTHS ENDED         FOR THE
                                                                                              DECEMBER 31, 2006      YEAR ENDED
                                                                                                    (UNAUDITED)   JUNE 30, 2006
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...................................................................   $     524,404,370   $ 720,520,820
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................................................           8,857,529      19,891,743
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................................            (161,718)     (2,444,185)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....................           1,526,645         895,137
                                                                                              -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................          10,222,456      18,342,695
                                                                                              -----------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .............................................................................                 N/A             N/A
      CLASS B .............................................................................                 N/A             N/A
      CLASS C .............................................................................                 N/A             N/A
      ADMINISTRATOR CLASS .................................................................                 N/A             N/A
      ADVISOR CLASS .......................................................................            (210,951)       (474,832)
      INSTITUTIONAL CLASS .................................................................          (1,675,002)     (4,850,041)
      INVESTOR CLASS ......................................................................          (6,964,386)    (14,532,619)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .............................................................................                 N/A             N/A
      CLASS B .............................................................................                 N/A             N/A
      CLASS C .............................................................................                 N/A             N/A
      ADMINISTRATOR CLASS .................................................................                 N/A             N/A
      INVESTOR CLASS ......................................................................                   0               0
                                                                                              -----------------   -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................................          (8,850,339)    (19,857,492)
                                                                                              -----------------   -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ....................................................                 N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ................................................                 N/A             N/A
   COST OF SHARES REDEEMED - CLASS A ......................................................                 N/A             N/A
                                                                                              -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ..                N/A             N/A
                                                                                              -----------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS B ....................................................                 N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ................................................                 N/A             N/A
   COST OF SHARES REDEEMED - CLASS B ......................................................                 N/A             N/A
                                                                                              -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ..                N/A             N/A
                                                                                              -----------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS C ....................................................                 N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ................................................                 N/A             N/A
   COST OF SHARES REDEEMED - CLASS C ......................................................                 N/A             N/A
                                                                                              -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ..                N/A             N/A
                                                                                              -----------------   -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ........................................                 N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ....................................                 N/A             N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ..........................................                 N/A             N/A
                                                                                              -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ....................................................................                 N/A             N/A
                                                                                              -----------------   -------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ..............................................           1,681,050       3,840,482
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ..........................................             170,699         467,960
   COST OF SHARES REDEEMED - ADVISOR CLASS ................................................          (4,028,782)    (10,495,300)
                                                                                              -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADVISOR CLASS ..........................................................................          (2,177,033)     (6,186,858)
                                                                                              -----------------   -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ........................................           3,112,930      94,649,543
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ....................................           1,259,813       3,967,755
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..........................................         (11,454,660)   (151,542,321)
                                                                                              -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ....................................................................          (7,081,917)    (52,925,023)
                                                                                              -----------------   -------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .............................................          84,085,832     195,179,906
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .........................................           5,026,604      12,742,762
   COST OF SHARES REDEEMED - INVESTOR CLASS ...............................................        (133,883,882)   (343,412,440)
                                                                                              -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS .........................................................................         (44,771,446)   (135,489,772)
                                                                                              -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........          (54,030,396)   (194,601,653)
                                                                                              -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................         (52,658,279)   (196,116,450)
                                                                                              =================   =============
ENDING NET ASSETS .........................................................................   $     471,746,091   $ 524,404,370
                                                                                              =================   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                   WISCONSIN TAX-FREE FUND
                                                                                              ---------------------------------
                                                                                                       FOR THE
                                                                                               SIX MONTHS ENDED         FOR THE
                                                                                              DECEMBER 31, 2006      YEAR ENDED
                                                                                                    (UNAUDITED)   JUNE 30, 2006
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...................................................................   $      62,319,762   $  56,230,849
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................................................           1,164,247       2,165,063
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................................             143,051         355,860
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....................           1,327,011      (2,048,518)
                                                                                              -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................           2,634,309         472,405
                                                                                              -----------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .............................................................................                 N/A             N/A
      CLASS B .............................................................................                 N/A             N/A
      CLASS C .............................................................................             (48,415)        (86,931)
      ADMINISTRATOR CLASS .................................................................                 N/A             N/A
      ADVISOR CLASS .......................................................................                 N/A             N/A
      INSTITUTIONAL CLASS .................................................................                 N/A             N/A
      INVESTOR CLASS ......................................................................          (1,115,833)     (2,078,132)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .............................................................................                 N/A             N/A
      CLASS B .............................................................................                 N/A             N/A
      CLASS C .............................................................................             (16,021)         (7,397)
      ADMINISTRATOR CLASS .................................................................                 N/A             N/A
      INVESTOR CLASS ......................................................................            (297,015)       (139,667)
                                                                                              -----------------   -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................................          (1,477,284)     (2,312,127)
                                                                                              -----------------   -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ....................................................                 N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ................................................                 N/A             N/A
   COST OF SHARES REDEEMED - CLASS A ......................................................                 N/A             N/A
                                                                                              -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A .................................................................                 N/A             N/A
                                                                                              -----------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS B ....................................................                 N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ................................................                 N/A             N/A
   COST OF SHARES REDEEMED - CLASS B ......................................................                 N/A             N/A
                                                                                              -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B .................................................................                 N/A             N/A
                                                                                              -----------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS C ....................................................           1,022,053       1,620,351
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ................................................              55,229          93,934
   COST OF SHARES REDEEMED - CLASS C ......................................................            (709,523)       (860,259)
                                                                                              -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C .................................................................             367,759         854,026
                                                                                              -----------------   -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ........................................                 N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ....................................                 N/A             N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ..........................................                 N/A             N/A
                                                                                              -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ....................................................................                 N/A             N/A
                                                                                              -----------------   -------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ..............................................                 N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ..........................................                 N/A             N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS ................................................                 N/A             N/A
                                                                                              -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADVISOR CLASS ..........................................................................                 N/A             N/A
                                                                                              -----------------   -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ........................................                 N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ....................................                 N/A             N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..........................................                 N/A             N/A
                                                                                              -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ....................................................................                 N/A             N/A
                                                                                              -----------------   -------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .............................................           8,264,472      22,659,467
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .........................................           1,025,468       1,899,068
   COST OF SHARES REDEEMED - INVESTOR CLASS ...............................................          (5,753,559)    (17,483,926)
                                                                                              -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS .........................................................................           3,536,381       7,074,609
                                                                                              -----------------   -------------
NET INCREASE? (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........           3,904,140       7,928,635
                                                                                              -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................           5,061,165       6,088,913
                                                                                              =================   =============
ENDING NET ASSETS .........................................................................   $      67,380,927   $  62,319,762
                                                                                              =================   =============

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                        ULTRA SHORT-TERM
                                                                                                     MUNICIPAL INCOME FUND
                                                                                             ------------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED            FOR THE
                                                                                             DECEMBER 31, 2006         YEAR ENDED
                                                                                                   (UNAUDITED)      JUNE 30, 2006
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...................................................................               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ................................               N/A                N/A
   SHARES REDEEMED - CLASS A ...............................................................               N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ....................................               N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS B ...................................................................               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ................................               N/A                N/A
   SHARES REDEEMED - CLASS B ...............................................................               N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ....................................               N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS C ...................................................................               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ................................               N/A                N/A
   SHARES REDEEMED - CLASS C ...............................................................               N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ....................................               N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - ADMINISTRATOR CLASS .......................................................               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ....................               N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ...................................................               N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ........................               N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - ADVISOR CLASS .............................................................           352,122            804,910
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ..........................            35,741             98,052
   SHARES REDEEMED - ADVISOR CLASS .........................................................          (843,779)        (2,199,743)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ..............................          (455,916)        (1,296,781)
                                                                                               ---------------    ---------------
   SHARES SOLD - INSTITUTIONAL CLASS .......................................................           652,605         19,828,486
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ....................           264,001            831,657
   SHARES REDEEMED - INSTITUTIONAL CLASS ...................................................        (2,401,033)       (31,757,715)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ........................        (1,484,427)       (11,097,572)
                                                                                               ---------------    ---------------
   SHARES SOLD - INVESTOR CLASS ............................................................        17,612,913         40,896,937
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .........................         1,052,473          2,670,953
   SHARES REDEEMED - INVESTOR CLASS ........................................................       (28,038,257)       (71,970,943)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS .............................        (9,372,871)       (28,403,053)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ..............................................................       (11,313,214)       (40,797,406)
                                                                                               ===============    ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................   $        39,431    $        32,241
                                                                                               ===============    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                     WISCONSIN TAX-FREE FUND
                                                                                             ------------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED            FOR THE
                                                                                             DECEMBER 31, 2006         YEAR ENDED
                                                                                                   (UNAUDITED)      JUNE 30, 2006
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...................................................................               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ................................               N/A                N/A
   SHARES REDEEMED - CLASS A ...............................................................               N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ....................................               N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS B ...................................................................               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ................................               N/A                N/A
   SHARES REDEEMED - CLASS B ...............................................................               N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ....................................               N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS C ...................................................................            96,289            153,841
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ................................             5,206              8,929
   SHARES REDEEMED - CLASS C ...............................................................           (67,071)           (81,936)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ....................................            34,424             80,834
                                                                                               ---------------    ---------------
   SHARES SOLD - ADMINISTRATOR CLASS .......................................................               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ....................               N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ...................................................               N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ........................               N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - ADVISOR CLASS .............................................................               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ..........................               N/A                N/A
   SHARES REDEEMED - ADVISOR CLASS .........................................................               N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ..............................               N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - INSTITUTIONAL CLASS .......................................................               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ....................               N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ...................................................               N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ........................               N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - INVESTOR CLASS ............................................................           780,628          2,147,533
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .........................            96,659            180,435
   SHARES REDEEMED - INVESTOR CLASS ........................................................          (544,798)        (1,662,368)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS .............................           332,489            665,600
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ..............................................................           366,913            746,434
                                                                                               ===============    ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................   $        (1,693)   $        (1,692)
                                                                                               ===============    ===============

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                       NET REALIZED
                                                            BEGINNING          NET              AND     DISTRIBUTIONS
                                                            NET ASSET   INVESTMENT       UNREALIZED          FROM NET
                                                            VALUE PER       INCOME   GAIN (LOSS) ON        INVESTMENT
                                                                SHARE       (LOSS)      INVESTMENTS            INCOME
----------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) ...........      $10.55       0.23               0.23             (0.23)
JULY 1, 2005 TO JUNE 30, 2006 ...........................      $10.81       0.37              (0.24)            (0.37)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ....................      $11.02       0.24               0.03             (0.24)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ....................      $10.78       0.39               0.29             (0.39)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ....................      $10.48       0.41               0.30             (0.41)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ....................      $10.25       0.45               0.26             (0.45)
JULY 31, 2001(5) TO OCTOBER 31, 2001 ....................      $10.00       0.11               0.25             (0.11)

MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) ...........      $ 9.41       0.23               0.26             (0.23)
JULY 1, 2005 TO JUNE 30, 2006 ...........................      $ 9.60       0.40              (0.19)            (0.40)
APRIL 11, 2005(5) TO JUNE 30, 2005(4) ...................      $ 9.43       0.09               0.17             (0.09)

CLASS B
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) ...........      $ 9.41       0.19               0.26             (0.19)
JULY 1, 2005 TO JUNE 30, 2006 ...........................      $ 9.60       0.33              (0.19)            (0.33)
APRIL 11, 2005(5) TO JUNE 30, 2005(4) ...................      $ 9.43       0.08               0.17             (0.08)

CLASS C
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) ...........      $ 9.41       0.19               0.26             (0.19)
JULY 1, 2005 TO JUNE 30, 2006 ...........................      $ 9.60       0.33              (0.19)            (0.33)
APRIL 11, 2005(5) TO JUNE 30, 2005(4) ...................      $ 9.43       0.08               0.17             (0.08)

ADMINISTRATOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) ...........      $ 9.41       0.25               0.26             (0.25)
JULY 1, 2005 TO JUNE 30, 2006 ...........................      $ 9.60       0.43              (0.19)            (0.43)
APRIL 11, 2005(5) TO JUNE 30, 2005(4) ...................      $ 9.43       0.10               0.17             (0.10)

INVESTOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) ...........      $ 9.41       0.23               0.26             (0.23)
JULY 1, 2005 TO JUNE 30, 2006 ...........................      $ 9.60       0.40              (0.19)            (0.40)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ....................      $ 9.47       0.27               0.13             (0.27)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ....................      $ 8.89       0.42               0.58             (0.42)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ....................      $ 8.73       0.39               0.17             (0.40)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ....................      $ 8.89       0.37              (0.16)            (0.37)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ....................      $ 8.58       0.41               0.31             (0.41)

SHORT-TERM MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------

CLASS C
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) ...........      $ 9.73       0.16               0.05             (0.16)
JULY 1, 2005 TO JUNE 30, 2006 ...........................      $ 9.82       0.24              (0.09)            (0.24)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ....................      $ 9.84       0.13              (0.02)            (0.13)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ....................      $ 9.83       0.19               0.01             (0.19)
JANUARY 31, 2003(5) TO OCTOBER 31, 2003 .................      $ 9.79       0.16               0.04             (0.16)

INVESTOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) ...........      $ 9.74       0.23               0.03             (0.21)
JULY 1, 2005 TO JUNE 30, 2006 ...........................      $ 9.83       0.33              (0.09)            (0.33)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ....................      $ 9.85       0.20              (0.02)            (0.20)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ....................      $ 9.83       0.31               0.02             (0.31)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ....................      $ 9.72       0.35               0.11             (0.35)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ....................      $ 9.78       0.40              (0.06)            (0.40)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ....................      $ 9.62       0.44               0.16             (0.44)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
----------------------------------------------------------------------------------------------------------------------

ADVISOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) ...........      $ 4.76       0.10               0.01             (0.10)
JULY 1, 2005 TO JUNE 30, 2006 ...........................      $ 4.77       0.14              (0.01)            (0.14)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ....................      $ 4.83       0.07              (0.06)            (0.07)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ....................      $ 4.87       0.08              (0.04)            (0.08)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ....................      $ 4.88       0.10              (0.01)            (0.10)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ....................      $ 4.94       0.14              (0.06)            (0.14)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ....................      $ 4.94       0.18              (0.00)(6)         (0.18)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                      DISTRIBUTIONS        ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                           FROM NET     NET ASSET   ------------------------------------------------
                                                           REALIZED     VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                              GAINS         SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .....           (0.02)       $10.76             3.67%      1.26%      0.51%      0.75%
JULY 1, 2005 TO JUNE 30, 2006 .....................           (0.02)       $10.55             3.53%      1.32%     (0.57)%     0.75%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ..............           (0.24)       $10.81             3.32%      1.21%     (0.62)%     0.59%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............           (0.05)       $11.02             3.60%      1.15%     (0.66)%     0.49%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............            0.00        $10.78             3.76%      1.16%     (0.73)%     0.43%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............           (0.03)       $10.48             4.20%      1.43%     (1.36)%     0.07%
JULY 31, 2001(5) TO OCTOBER 31, 2001 ..............            0.00        $10.25             4.30%      4.51%     (4.50)%     0.01%

MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .....           (0.02)       $ 9.65             4.08%      1.08%     (0.23)%     0.85%
JULY 1, 2005 TO JUNE 30, 2006 .....................            0.00        $ 9.41             4.20%      1.08%     (0.23)%     0.85%
APRIL 11, 2005(5) TO JUNE 30, 2005(4) .............            0.00        $ 9.60             4.48%      1.08%     (0.23)%     0.85%

CLASS B
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .....           (0.02)       $ 9.65             3.33%      1.83%     (0.23)%     1.60%
JULY 1, 2005 TO JUNE 30, 2006 .....................            0.00        $ 9.41             3.44%      1.83%     (0.22)%     1.61%
APRIL 11, 2005(5) TO JUNE 30, 2005(4) .............            0.00        $ 9.60             3.74%      1.83%     (0.23)%     1.60%

CLASS C
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .....           (0.02)       $ 9.65             3.33%      1.83%     (0.23)%     1.60%
JULY 1, 2005 TO JUNE 30, 2006 .....................            0.00        $ 9.41             3.45%      1.84%     (0.23)%     1.61%
APRIL 11, 2005(5) TO JUNE 30, 2005(4) .............            0.00        $ 9.60             3.73%      1.83%     (0.23)%     1.60%

ADMINISTRATOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .....           (0.02)       $ 9.65             4.45%      0.90%     (0.42)%     0.48%
JULY 1, 2005 TO JUNE 30, 2006 .....................            0.00        $ 9.41             4.57%      0.90%     (0.42)%     0.48%
APRIL 11, 2005(5) TO JUNE 30, 2005(4) .............            0.00        $ 9.60             4.87%      0.90%     (0.44)%     0.46%

INVESTOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .....           (0.02)       $ 9.65             4.13%      1.25%     (0.45)%     0.80%
JULY 1, 2005 TO JUNE 30, 2006 .....................            0.00        $ 9.41             4.25%      1.25%     (0.45)%     0.80%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ..............            0.00        $ 9.60             4.32%      0.98%     (0.18)%     0.80%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............            0.00        $ 9.47             4.72%      0.84%     (0.03)%     0.81%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............            0.00        $ 8.89             4.40%      0.81%      0.00%      0.81%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............            0.00        $ 8.73             4.23%      1.08%      0.00%      1.08%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..............            0.00        $ 8.89             4.80%      0.95%     (0.03)%     0.92%

SHORT-TERM MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

CLASS C
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .....            0.00        $ 9.78             2.78%      1.72%     (0.17)%     1.55%
JULY 1, 2005 TO JUNE 30, 2006 .....................            0.00        $ 9.73             2.46%      1.74%     (0.16)%     1.58%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ..............            0.00(6)     $ 9.82             1.98%      1.78%     (0.05)%     1.73%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............            0.00        $ 9.84             1.96%      1.82%     (0.03)%     1.79%
JANUARY 31, 2003(5) TO OCTOBER 31, 2003 ...........            0.00        $ 9.83             2.05%      1.91%     (0.03)%     1.88%

INVESTOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .....            0.00        $ 9.79             3.67%      1.14%     (0.48)%     0.66%
JULY 1, 2005 TO JUNE 30, 2006 .....................            0.00        $ 9.74             3.40%      1.15%     (0.49)%     0.66%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ..............            0.00(6)     $ 9.83             3.07%      0.87%     (0.21)%     0.66%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............            0.00        $ 9.85             3.12%      0.69%     (0.03)%     0.66%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............            0.00        $ 9.83             3.57%      0.64%      0.00%      0.64%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............            0.00        $ 9.72             4.07%      0.61%      0.00%      0.61%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..............            0.00        $ 9.78             4.54%      0.62%      0.00%      0.62%

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------

ADVISOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .....            0.00        $ 4.77             3.41%      1.08%     (0.36)%     0.72%
JULY 1, 2005 TO JUNE 30, 2006 .....................            0.00        $ 4.76             2.98%      1.05%     (0.29)%     0.76%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ..............            0.00        $ 4.77             2.23%      1.14%     (0.10)%     1.04%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............            0.00        $ 4.83             1.72%      1.17%     (0.05)%     1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............            0.00        $ 4.87             1.90%      1.11%      0.00%      1.11%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............            0.00        $ 4.88             2.71%      1.11%      0.00%      1.11%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..............            0.00        $ 4.94             3.15%      1.11%     (0.01)%     1.10%

                                                                        PORTFOLIO       NET ASSETS AT
                                                              TOTAL      TURNOVER       END OF PERIOD
                                                             RETURN(2)       RATE(3)  (000'S OMITTED)
-----------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND
-----------------------------------------------------------------------------------------------------
INVESTOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .........        4.18%           29%          $ 163,697
JULY 1, 2005 TO JUNE 30, 2006 .........................        1.22%          102%          $  90,623
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ..................        2.56%           57%          $  71,870
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..................        6.44%           95%          $  41,936
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..................        6.84%          190%          $  50,890
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..................        7.10%          225%          $  33,654
JULY 31, 2001(5) TO OCTOBER 31, 2001 ..................        3.60%          115%          $   2,005

MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .........        4.87%           55%          $ 132,789
JULY 1, 2005 TO JUNE 30, 2006 .........................        2.20%          136%          $ 134,850
APRIL 11, 2005(5) TO JUNE 30, 2005(4) .................        2.82%           68%          $ 141,868

CLASS B
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .........        4.48%           55%          $  10,627
JULY 1, 2005 TO JUNE 30, 2006 .........................        1.43%          136%          $  12,366
APRIL 11, 2005(5) TO JUNE 30, 2005(4) .................        2.65%           68%          $  22,680

CLASS C
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .........        4.48%           55%          $   2,066
JULY 1, 2005 TO JUNE 30, 2006 .........................        1.43%          136%          $   1,953
APRIL 11, 2005(5) TO JUNE 30, 2005(4) .................        2.65%           68%          $   1,966

ADMINISTRATOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .........        5.07%           55%          $  17,325
JULY 1, 2005 TO JUNE 30, 2006 .........................        2.57%          136%          $  16,136
APRIL 11, 2005(5) TO JUNE 30, 2005(4) .................        2.90%           68%          $  17,821

INVESTOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .........        4.90%           55%          $ 212,055
JULY 1, 2005 TO JUNE 30, 2006 .........................        2.25%          136%          $ 200,297
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ..................        4.31%           68%          $ 201,608
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..................       11.52%          100%          $ 185,717
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..................        6.52%          121%          $ 209,152
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..................        2.44%           95%          $ 243,289
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..................        8.62%          118%          $ 261,010

SHORT-TERM MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------

CLASS C
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .........        1.92%           56%          $   3,243
JULY 1, 2005 TO JUNE 30, 2006 .........................        1.57%          129%          $   4,965
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ..................        1.16%           75%          $   8,228
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..................        2.08%           69%          $   6,982
JANUARY 31, 2003(5) TO OCTOBER 31, 2003 ...............        2.10%           84%          $   2,869

INVESTOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .........        2.38%           56%          $ 647,052
JULY 1, 2005 TO JUNE 30, 2006 .........................        2.49%          129%          $ 637,443
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ..................        1.87%           75%          $ 657,403
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..................        3.37%           69%          $ 484,450
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..................        4.82%           84%          $ 644,324
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..................        3.52%           68%          $ 592,996
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..................        6.38%           74%          $ 504,661

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
-----------------------------------------------------------------------------------------------------

ADVISOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .........        1.95%           56%          $  11,175
JULY 1, 2005 TO JUNE 30, 2006 .........................        2.81%          128%          $  13,317
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ..................        0.27%           47%          $  19,540
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..................        0.90%           72%          $  39,623
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..................        1.96%          128%          $  69,527
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..................        1.57%           76%          $  28,006
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..................        3.74%           71%          $   8,218

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  NET REALIZED
                                                      BEGINNING           NET              AND   DISTRIBUTIONS
                                                      NET ASSET    INVESTMENT       UNREALIZED        FROM NET
                                                      VALUE PER        INCOME   GAIN (LOSS) ON      INVESTMENT
                                                          SHARE        (LOSS)      INVESTMENTS          INCOME
---------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND (CONTINUED)

INSTITUTIONAL CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......    $ 4.76          0.10             0.01           (0.10)
JULY 1, 2005 TO JUNE 30, 2006 .......................    $ 4.77          0.16            (0.01)          (0.16)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ................    $ 4.83          0.09            (0.06)          (0.09)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ................    $ 4.87          0.12            (0.04)          (0.12)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ................    $ 4.87          0.13             0.01           (0.14)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ................    $ 4.94          0.17            (0.07)          (0.17)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ................    $ 4.95          0.22            (0.01)          (0.22)

INVESTOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......    $ 4.76          0.10             0.01           (0.10)
JULY 1, 2005 TO JUNE 30, 2006 .......................    $ 4.77          0.14            (0.01)          (0.14)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ................    $ 4.83          0.08            (0.06)          (0.08)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ................    $ 4.87          0.10            (0.04)          (0.10)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ................    $ 4.88          0.12             0.00           (0.13)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ................    $ 4.94          0.15            (0.06)          (0.15)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ................    $ 4.95          0.21            (0.01)          (0.21)

WISCONSIN TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------

CLASS C
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......    $10.38          0.18             0.25           (0.18)
JULY 1, 2005 TO JUNE 30, 2006 .......................    $10.70          0.30            (0.29)          (0.30)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ................    $10.80          0.21             0.06           (0.21)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ................    $10.69          0.32             0.16           (0.32)
DECEMBER 26, 2002(5) TO OCTOBER 31, 2003 ............    $10.60          0.26             0.09           (0.26)

INVESTOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .......    $10.38          0.22             0.25           (0.22)
JULY 1, 2005 TO JUNE 30, 2006 .......................    $10.70          0.38            (0.29)          (0.38)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ................    $10.80          0.28             0.06           (0.28)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ................    $10.69          0.44             0.16           (0.44)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ................    $10.56          0.44             0.13           (0.44)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ................    $10.36          0.48             0.21           (0.48)
APRIL 6, 2001(5) TO OCTOBER 31, 2001 ................    $10.00          0.27             0.36           (0.27)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                      DISTRIBUTIONS       ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                           FROM NET    NET ASSET   -----------------------------------------------
                                                           REALIZED    VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                              GAINS        SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND (CONTINUED)

INSTITUTIONAL CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .....            0.00        $4.77             3.77%      0.63%     (0.26)%     0.37%
JULY 1, 2005 TO JUNE 30, 2006 .....................            0.00        $4.76             3.37%      0.59%     (0.22)%     0.37%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ..............            0.00        $4.77             2.86%      0.47%     (0.06)%     0.41%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............            0.00        $4.83             2.45%      0.40%     (0.02)%     0.38%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............            0.00        $4.87             2.69%      0.37%      0.00%      0.37%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............            0.00        $4.87             3.45%      0.36%      0.00%      0.36%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..............            0.00        $4.94             4.46%      0.34%      0.00%      0.34%

INVESTOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .....            0.00        $4.77             3.42%      1.25%     (0.53)%     0.72%
JULY 1, 2005 TO JUNE 30, 2006 .....................            0.00        $4.76             3.02%      1.22%     (0.50)%     0.72%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ..............            0.00        $4.77             2.53%      0.90%     (0.14)%     0.76%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............            0.00        $4.83             2.11%      0.75%     (0.02)%     0.73%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............            0.00        $4.87             2.39%      0.70%      0.00%      0.70%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............            0.00        $4.88             3.12%      0.69%      0.00%      0.69%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..............            0.00        $4.94             4.15%      0.66%      0.00%      0.66%

WISCONSIN TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .....           (0.05)      $10.58             2.87%      1.92%     (0.43)%     1.49%
JULY 1, 2005 TO JUNE 30, 2006 .....................           (0.03)      $10.38             2.86%      2.00%     (0.50)%     1.50%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ..............           (0.16)      $10.70             2.97%      2.07%     (0.58)%     1.49%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............           (0.05)      $10.80             3.00%      2.10%     (0.60)%     1.50%
DECEMBER 26, 2002(5) TO OCTOBER 31, 2003 ..........            0.00       $10.69             2.71%      2.08%     (0.58)%     1.50%

INVESTOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .....           (0.05)      $10.58             3.62%      1.34%     (0.59)%     0.75%
JULY 1, 2005 TO JUNE 30, 2006 .....................           (0.03)      $10.38             3.62%      1.41%     (0.66)%     0.75%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ..............           (0.16)      $10.70             3.96%      1.22%     (0.71)%     0.51%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............           (0.05)      $10.80             4.09%      1.17%     (0.77)%     0.40%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............            0.00       $10.69             4.08%      1.13%     (0.82)%     0.31%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............           (0.01)      $10.56             4.54%      1.14%     (1.09)%     0.05%
APRIL 6, 2001(5) TO OCTOBER 31, 2001 ..............            0.00       $10.36             4.71%      1.88%     (1.88)%     0.00%

-------------------------------------------------------------------------------------------------------
                                                                         PORTFOLIO        NET ASSETS AT
                                                              TOTAL       TURNOVER        END OF PERIOD
                                                             RETURN(2)        RATE(3)   (000'S OMITTED)
-------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND (CONTINUED)

INSTITUTIONAL CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .....            2.13%            56%         $   84,775
JULY 1, 2005 TO JUNE 30, 2006 .....................            3.20%           128%         $   91,622
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ..............            0.67%            47%         $  144,860
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............            1.65%            72%         $  289,641
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............            2.94%           128%         $  577,522
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............            2.13%            76%         $  360,335
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..............            4.36%            71%         $  425,300

INVESTOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .....            1.95%            56%         $  375,796
JULY 1, 2005 TO JUNE 30, 2006 .....................            2.84%           128%         $  419,465
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ..............            0.44%            47%         $  556,121
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............            1.30%            72%         $  881,337
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............            2.38%           128%         $1,401,082
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............            1.99%            76%         $1,256,332
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..............            4.03%            71%         $1,274,877

WISCONSIN TAX-FREE FUND
-------------------------------------------------------------------------------------------------------

CLASS C
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .....            3.90%            28%         $    3,773
JULY 1, 2005 TO JUNE 30, 2006 .....................            0.07%           111%         $    3,346
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ..............            2.60%            24%         $    2,583
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............            4.54%            17%         $    2,380
DECEMBER 26, 2002(5) TO OCTOBER 31, 2003 ..........            3.28%            54%         $    2,704

INVESTOR CLASS
JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED) .....            4.29%            28%         $   63,608
JULY 1, 2005 TO JUNE 30, 2006 .....................            0.82%           111%         $   58,974
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ..............            3.26%            24%         $   53,648
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............            5.69%            17%         $   48,109
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............            5.45%            54%         $   67,494
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............            6.80%            95%         $   65,477
APRIL 6, 2001(5) TO OCTOBER 31, 2001 .............             6.36%            54%         $   27,790

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(4)   In 2005, the Fund changed its fiscal year end.

(5)   Commencement of operations.

(6)   Amount calculated is less than $0.005.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at December 31, 2006 was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Intermediate Tax-Free Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, Ultra Short-Term Municipal Income Fund, and Wisconsin Tax-Free Fund. Each Fund is a diversified series of the Trust.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into certain Funds of the Trust.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                      Before Reorganization            After Reorganization
                                             --------------------------------------   ----------------------
                                                          Target Funds                    Acquiring Fund

                                                STRONG ADVISOR     STRONG MUNICIPAL   WELLS FARGO ADVANTAGE
Fund                                         MUNICIPAL BOND FUND      BOND FUND*       MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------
Shares:
   CLASS A                                         17,359,479                 N/A           15,075,673
------------------------------------------------------------------------------------------------------------
   CLASS B                                          2,939,303                 N/A            2,538,733
------------------------------------------------------------------------------------------------------------
   CLASS C                                            244,140                 N/A              211,801
------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS                                    N/A                 N/A            1,914,770
------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS(1)                           2,212,401                 N/A                  N/A
------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS                                         N/A          20,630,262           20,630,262
------------------------------------------------------------------------------------------------------------
Net Assets:
------------------------------------------------------------------------------------------------------------
   CLASS A                                       $142,237,416                 N/A         $142,237,416
------------------------------------------------------------------------------------------------------------
   CLASS B                                         23,952,688                 N/A           23,952,688
------------------------------------------------------------------------------------------------------------
   CLASS C                                          1,998,317                 N/A            1,998,317
------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS                                    N/A                 N/A           18,065,655
------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS(1)                          18,065,655                 N/A                  N/A
------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS                                         N/A        $194,644,390          194,644,390
------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation)           $ 15,977,592        $     14,379         $ 15,991,971
------------------------------------------------------------------------------------------------------------
   Accumulated net realized losses               $          0        $(19,085,401)        $(19,085,401)

*  Designates the accounting survivor.

(1) Effective at the close of business on April 8, 2005, the Institutional Class of the Strong Advisor Municipal Bond Fund merged into the Administrator Class of the Wells Fargo Advantage Municipal Bond Fund.

                                                             Before Reorganization                 After Reorganization
                                               ------------------------------------------------   ----------------------
                                                                 Target Funds                         Acquiring Fund

                                                                                                  WELLS FARGO ADVANTAGE
                                                STRONG SHORT-TERM HIGH      STRONG SHORT-TERM          SHORT-TERM
Fund                                           YIELD MUNICIPAL BOND FUND   MUNICIPAL BOND FUND*    MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------
Shares:
------------------------------------------------------------------------------------------------------------------------
   CLASS C                                                     N/A                  816,728                816,728
------------------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS                                       14,793,422               54,049,649             68,311,827
------------------------------------------------------------------------------------------------------------------------
Net Assets:
------------------------------------------------------------------------------------------------------------------------
   CLASS C                                                     N/A             $  7,995,461           $  7,995,461
------------------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS                                     $139,729,863              529,536,943            669,266,806
------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                $    546,423             $   (781,435)          $   (235,012)
------------------------------------------------------------------------------------------------------------------------
Accumulated net realized losses                       $(11,388,274)            $ (2,018,191)          $(13,406,465)

*  Designates the accounting survivor.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds"), by share class, acquired substantially all of the net assets of the following Target Funds ("Target Funds"), by share class, through a tax-free exchange under section 368 of the Internal Revenue Code.

                            Acquiring Funds                                                 Target Funds
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND - INVESTOR CLASS      STRONG INTERMEDIATE MUNICIPAL BOND FUND INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                                                                                 STRONG ULTRA SHORT-TERM
ULTRA SHORT-TERM MUNICIPAL INCOME FUND - ADVISOR CLASS                                    MUNICIPAL INCOME FUND ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                                                                                 STRONG ULTRA SHORT-TERM
ULTRA SHORT-TERM MUNICIPAL INCOME FUND - INSTITUTIONAL CLASS                        MUNICIPAL INCOME FUND INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                                                                                 STRONG ULTRA SHORT-TERM
ULTRA SHORT-TERM MUNICIPAL INCOME FUND - INVESTOR CLASS                                  MUNICIPAL INCOME FUND INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND - CLASS C                                STRONG WISCONSIN TAX-FREE FUND CLASS C
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND - INVESTOR CLASS                  STRONG WISCONSIN TAX-FREE FUND INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days. Provided that these variable rate instruments are either Government Securities or carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 2006.

      At June 30, 2006, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                   Capital
Fund                                          Year Expires   Loss Carryforwards
--------------------------------------------------------------------------------
MUNICIPAL BOND FUND                               2007          $    908,655
                                                  2008             7,340,529
                                                  2010             2,807,759
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND                    2007             2,496,600
                                                  2008               146,332
                                                  2009             4,862,997
                                                  2010             1,445,980
                                                  2013             3,388,674
--------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND            2007             2,214,247
                                                  2008             2,909,524
                                                  2010            41,943,778
                                                  2011             2,733,995
                                                  2014            25,349,055
--------------------------------------------------------------------------------

      At June 30, 2006, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                          Deferred Post-October
Fund                                                           Capital Loss
--------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND                                     $     80,954
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND                                      650,916
--------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND                            2,041,945
--------------------------------------------------------------------------------

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At December 31, 2006, the Funds held no open futures contracts.

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

SWAP CONTRACTS

      The Funds may enter into various hedging transactions, such as swap agreements to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments. The Funds record as an increase or decrease to unrealized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. Credit default swaps involve the periodic payment by the Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. As of December 31, 2006, the Funds held no open swap contracts.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                  Subadvisory
                                                      Advisory Fees                                               Fees (% of
                                 Average Daily        (% of Average                           Average Daily      Average Daily
Fund                              Net Assets        Daily Net Assets)      Subadviser           Net Assets        Net Assets)
------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND    First $500 million          0.400           Wells Capital    First $100 million        0.200
                               Next $500 million          0.350              Management     Next $200 million        0.175
                                 Next $2 billion          0.300            Incorporated     Next $200 million        0.150
                                 Next $2 billion          0.275                             Over $500 million        0.100
                                 Over $5 billion          0.250
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND           First $500 million          0.400           Wells Capital    First $100 million        0.200
                               Next $500 million          0.350              Management     Next $200 million        0.175
                                 Next $2 billion          0.300            Incorporated     Next $200 million        0.150
                                 Next $2 billion          0.275                             Over $500 million        0.100
                                 Over $5 billion          0.250
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL          First $500 million          0.400           Wells Capital    First $100 million        0.150
BOND FUND                      Next $500 million          0.350              Management     Next $200 million        0.100
                                 Next $2 billion          0.300            Incorporated     Over $300 million        0.050
                                 Next $2 billion          0.275
                                 Over $5 billion          0.250
------------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM              First $500 million          0.400           Wells Capital    First $100 million        0.150
MUNICIPAL INCOME FUND          Next $500 million          0.350              Management     Next $200 million        0.100
                                 Next $2 billion          0.300            Incorporated     Over $300 million        0.050
                                 Next $2 billion          0.275
                                 Over $5 billion          0.250

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                                  Subadvisory
                                                      Advisory Fees                                              Fees** (% of
                                 Average Daily        (% of Average                           Average Daily      Average Daily
Fund                              Net Assets        Daily Net Assets)      Subadviser          Net Assets         Net Assets)
------------------------------------------------------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND       First $500 million          0.400           Wells Capital    First $100 million        0.200
                               Next $500 million          0.350              Management     Next $200 million        0.175
                                 Next $2 billion          0.300            Incorporated     Next $200 million        0.150
                                 Next $2 billion          0.275                             Over $500 million        0.100
                                 Over $5 billion          0.250
------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                                    Administration Fees
                                                                Average Daily          (% of Average
                                                                  Net Assets         Daily Net Assets)
-------------------------------------------------------------------------------------------------------
FUND LEVEL                                                     First $5 billion             0.05
                                                                Next $5 billion             0.04
                                                               Over $10 billion             0.03
-------------------------------------------------------------------------------------------------------
CLASS LEVEL (EXCEPT SHORT-TERM MUNICIPAL BOND FUND)
-------------------------------------------------------------------------------------------------------
CLASS A, CLASS B, CLASS C, ADVISOR CLASS                       All asset levels             0.28
-------------------------------------------------------------------------------------------------------
ADMINSTRATOR CLASS                                             All asset levels             0.10
-------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS                                            All asset levels             0.08
-------------------------------------------------------------------------------------------------------
INVESTOR CLASS                                                 All asset levels             0.45
-------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND CLASS LEVEL:
-------------------------------------------------------------------------------------------------------
CLASS C                                                        All asset levels             0.23
-------------------------------------------------------------------------------------------------------
INVESTOR CLASS                                                 All asset levels             0.40
-------------------------------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                               % of Average
                                                             Daily Net Assets
--------------------------------------------------------------------------------
ALL MUNICIPAL INCOME FUNDS                                         0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                               % of Average
Share Class                                                  Daily Net Assets
--------------------------------------------------------------------------------
CLASS A, CLASS B, CLASS C, ADMINISTRATOR CLASS,
ADVISOR CLASS, INVESTOR CLASS                                      0.25
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS                                                0.00

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      For the period ended December 31, 2006, shareholder servicing fees paid were as follows:

                                                                              Administrator     Advisor     Investor
Fund                                       Class A      Class B    Class C        Class          Class       Class
--------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND                      N/A         N/A        N/A            N/A           N/A    $ 150,219
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                       $ 169,602    $ 14,462    $ 2,584       $ 21,334           N/A      260,803
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND                  N/A         N/A      5,018            N/A           N/A      799,464
--------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND          N/A         N/A        N/A            N/A      $ 15,478      509,042
--------------------------------------------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND                         N/A         N/A      4,224            N/A           N/A       77,007
--------------------------------------------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      For the period ended December 31, 2006, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. The Fund's adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios in effect from July 1, 2006, through December 31, 2006, were as follows:

                                                                         Net Operating Expense Ratios
                                                                         ----------------------------
                                                                              Administrator     Advisor    Institutional    Investor
Fund                                       Class A      Class B    Class C        Class          Class         Class         Class
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND                   N/A          N/A        N/A           N/A            N/A           N/A           0.75%
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                         0.85%        1.60%      1.60%         0.48%           N/A           N/A           0.80%
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND               N/A          N/A       1.55%          N/A            N/A           N/A           0.66%
------------------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND       N/A          N/A        N/A           N/A           0.72%         0.37%          0.72%
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND                      N/A          N/A       1.49%          N/A            N/A           N/A           0.75%
------------------------------------------------------------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the period ended December 31, 2006, were as follows:

Fund                                                Purchases at Cost           Sales Proceeds
---------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND                           $  98,629,497               $  33,142,481
---------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                                    205,242,561                 196,503,353
---------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND                         365,685,424                 347,511,076
---------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND                 274,123,021                 343,543,880
---------------------------------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND                                 22,368,028                  17,661,320
---------------------------------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the period ended December 31, 2006, there were no borrowings by the Municipal Income Funds under the agreement.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

6. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Fund Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of December 31, 2006, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 142 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-------------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**         PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee, since 1987         Wake Forest University, Calloway          None
64                                                    School of Business and
                                                      Accountancy - The Thomas Goho
                                                      Chair of Finance since January
                                                      2006. Associate Professor of
                                                      Finance from 1999-2005.
-------------------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee, since 1998         Chairman, CEO, and Co-Founder of         None
64                        (Chairman, since 2001)      Crystal Geyser Water Company since
                                                      1997.
-------------------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee, since 1987         Retired. Prior thereto, President         None
73                                                    of Richard M. Leach Associates
                                                      (a financial consulting firm).
-------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell        Trustee, since 2006         Professor of Insurance and Risk           None
53                                                    Management, Wharton School,
                                                      University of Pennsylvania.
                                                      Director of the Boettner Center on
                                                      Pensions and Retirement. Research
                                                      Associate and Board Member, Penn
                                                      Aging Research Center. Research
                                                      Associate, National Bureau of
                                                      Economic Research.
-------------------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee, since 1996         Senior Counselor to the public            None
55                                                    relations firm of Himle-Horner, and
                                                      Senior Fellow at the Humphrey
                                                      Institute, Minneapolis, Minnesota
                                                      (a public policy organization).

OTHER INFORMATION (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES (continued)

-------------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**         PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996         Principal of the law firm of              None
66                                                    Willeke & Daniels.
-------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE***

-------------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**         PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee, since 1987         Private Investor/Real Estate              None
62                                                    Developer.
-------------------------------------------------------------------------------------------------------------------

OFFICERS

-------------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE           PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since 2003       Executive Vice President of Wells         None
47                                                    Fargo Bank, N.A. and President of
                                                      Wells Fargo Funds Management, LLC.
                                                      Senior Vice President and Chief
                                                      Administrative Officer of Wells
                                                      Fargo Funds Management, LLC from
                                                      March 2001 to March 2003. Vice
                                                      President of Wells Fargo Bank, N.A.
                                                      from December 1997 to May 2000.
-------------------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000       Vice President and Managing Senior        None
46                                                    Counsel of Wells Fargo Bank, N.A.
                                                      since January 1996. Senior Vice
                                                      President and Secretary of Wells
                                                      Fargo Funds Management, LLC since
                                                      March 2001.
-------------------------------------------------------------------------------------------------------------------
A. Erdem Cimen            Treasurer, since 2006       Vice President of Wells Fargo Bank,       None
33                                                    N.A. and Vice President of
                                                      Financial Operations for Wells
                                                      Fargo Funds Management, LLC. Vice
                                                      President and Group Finance Officer
                                                      of Wells Fargo Bank, N.A. Auto
                                                      Finance Group from 2004 to 2006.
                                                      Vice President of Portfolio Risk
                                                      Management for Wells Fargo Bank,
                                                      N.A. Auto Finance Group in 2004.
                                                      Vice President of Portfolio
                                                      Research and Analysis for Wells
                                                      Fargo Bank, N.A. Auto Finance Group
                                                      from 2001 to 2004. Director of
                                                      Small Business Services Risk
                                                      Management for American Express
                                                      Travel Related Services from 2000
                                                      to 2001.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS (continued)

-------------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE           PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Dorothy A. Peters         Chief Compliance            Chief Compliance Officer of Wells         None
45                        Officer, since 2004         Fargo Funds Management, LLC since
                                                      2004. Chief Compliance Officer for
                                                      Wells Fargo Funds Management, LLC
                                                      from 1997 to 2002. In 2002, Ms.
                                                      Peters left Wells Fargo Funds
                                                      Management, LLC to pursue
                                                      personal goals.

-------------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of December 31, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

LIST OF ABBREVIATIONS

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG      --Association of Bay Area Governments
ADR       --American Depositary Receipt
AMBAC     --American Municipal Bond Assurance Corporation
AMT       --Alternative Minimum Tax
ARM       --Adjustable Rate Mortgages
BART      --Bay Area Rapid Transit
CDA       --Community Development Authority
CDO       --Collateralized Debt Obligation
CDSC      --Contingent Deferred Sales Charge
CGIC      --Capital Guaranty Insurance Company
CGY       --Capital Guaranty Corporation
COP       --Certificate of Participation
CP        --Commercial Paper
CTF       --Common Trust Fund
DW&P      --Department of Water & Power
DWR       --Department of Water Resources
ECFA      --Educational & Cultural Facilities Authority
EDFA      --Economic Development Finance Authority
ETET      --Eagle Tax-Exempt Trust
FFCB      --Federal Farm Credit Bank
FGIC      --Financial Guaranty Insurance Corporation
FHA       --Federal Housing Authority
FHAG      --Federal Housing Agency
FHLB      --Federal Home Loan Bank
FHLMC     --Federal Home Loan Mortgage Corporation
FNMA      --Federal National Mortgage Association
GDR       --Global Depositary Receipt
GNMA      --Government National Mortgage Association
GO        --General Obligation
HCFR      --Healthcare Facilities Revenue
HEFA      --Health & Educational Facilities Authority
HEFAR     --Higher Education Facilities Authority Revenue
HFA       --Housing Finance Authority
HFFA      --Health Facilities Financing Authority
IDA       --Industrial Development Authority
IDAG      --Industrial Development Agency
IDR       --Industrial Development Revenue
LIBOR     --London Interbank Offered Rate
LLC       --Limited Liability Corporation
LOC       --Letter of Credit
LP        --Limited Partnership
MBIA      --Municipal Bond Insurance Association
MFHR      --Multi-Family Housing Revenue
MTN       --Medium Term Note
MUD       --Municipal Utility District
PCFA      --Pollution Control Finance Authority
PCR       --Pollution Control Revenue
PFA       --Public Finance Authority
PFFA      --Public Facilities Financing Authority
plc       --Public Limited Company
PSFG      --Public School Fund Guaranty
R&D       --Research & Development
RDA       --Redevelopment Authority
RDFA      --Redevelopment Finance Authority
REITS     --Real Estate Investment Trusts
SFHR      --Single Family Housing Revenue
SFMR      --Single Family Mortgage Revenue
SLMA      --Student Loan Marketing Association
TBA       --To Be Announced
TRAN      --Tax Revenue Anticipation Notes
USD       --Unified School District
XLCA      --XL Capital Assurance

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

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

             ------------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo Funds Management, LLC. All rights reserved.

www.wellsfargo.com/advantagefunds                                   102284 02-07
                                                              SMUNL/SAR106 12-06

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
===============================================
Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
               INVESTMENT COMPANY AND AFFILIATED PURCHASES
===================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
Not applicable.


ITEM 11. CONTROLS AND PROCEDURES
=================================
 (a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                     Wells Fargo Funds Trust


                                                     By: /s/ Karla M. Rabusch
                                                         -----------------------
                                                         Karla M. Rabusch
                                                         President

                                                     By: /s/ A. Erdem Cimen
                                                         -----------------------
                                                         A. Erdem Cimen
                                                         Treasurer

                                                     Date: February 20, 2007

                                  CERTIFICATION


I, Karla M. Rabusch, certify that:

1.I have reviewed this report on Form N-CSR of Wells Fargo Advantage California Limited Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage National Limited Term Tax-Free Fund, Wells Fargo Advantage National Tax-Free Fund, Wells Fargo Advantage Nebraska Tax-Free Fund, Wells Fargo Advantage Intermediate Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund and Wells Fargo Advantage Wisconsin Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

      d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.





By: /s/ Karla M. Rabusch
    -----------------------
    Karla M. Rabusch
    President
    Wells Fargo Funds Trust

Date: February 20, 2007
                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Advantage California Limited Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage National Limited Term Tax-Free Fund, Wells Fargo Advantage National Tax-Free Fund, Wells Fargo Advantage Nebraska Tax-Free Fund, Wells Fargo Advantage Intermediate Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund and Wells Fargo Advantage Wisconsin Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

      d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: February 20, 2007

By: /s/ A. Erdem Cimen
    -----------------------
    A. Erdem Cimen
    Treasurer
    Wells Fargo Funds Trust

Date: February 20, 2007

                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended December 31, 2006 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.



                                                     By: /s/ Karla M. Rabusch
                                                         -----------------------
                                                         Karla M. Rabusch
                                                         President
                                                         Wells Fargo Funds Trust

                                                     Date: February 20, 2007

                            SECTION 906 CERTIFICATION


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended December 31, 2006 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.



                                                     By: /s/ A. Erdem Cimen
                                                         -----------------------
                                                         A. Erdem Cimen
                                                         Treasurer
                                                         Wells Fargo Funds Trust

                                                     Date: February 20, 2007